UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Super-Regional Banks-U.S. - 18.5%
Wells Fargo & Co.	22,895	$1,255,103
U.S. Bancorp	22,443	1,008,812
PNC Financial Services Group, Inc.	8,537	778,831
Capital One Financial Corp.	9,240	762,762
SunTrust Banks, Inc.	12,582	527,186
Fifth Third Bancorp	22,802	464,591
KeyCorp	28,263	392,856
Comerica, Inc.	7,110	333,032
Huntington Bancshares, Inc.	31,196	328,182
Total Super-Regional Banks-U.S.		5,851,355
Commercial Banks-Non-U.S. - 18.5%
Itau Unibanco Holding S.A. ADR	34,430	447,935
Banco Bradesco S.A. ADR	32,191	430,394
ICICI Bank Ltd. ADR	32,744	378,193
Toronto-Dominion Bank	7,480	357,394
Banco Santander S.A. ADR	42,368	352,925
HDFC Bank Ltd. ADR	6,871	348,703
Royal Bank of Canada	4,958	342,449
Bancolombia S.A. ADR	7,145	342,103
Credicorp Ltd.	2,105	337,179
Bank of Montreal	4,756	336,392
Bank of Nova Scotia	5,840	333,347
Grupo Financiero Santander Mexico SAB de CV ADR	31,948	330,981
Canadian Imperial Bank of Commerce	3,595	308,990
Sumitomo Mitsui Financial Group, Inc. ADR	42,420	308,818
Banco Santander Chile ADR	15,340	302,505
ING Groep N.V. ADR*	23,060	299,088
Banco Bilbao Vizcaya Argentaria S.A. ADR	30,547	286,836
Total Commercial Banks-Non-U.S.		5,844,232
Diversified Banking Institutions - 17.3%
JPMorgan Chase & Co.	20,680	1,294,155
Bank of America Corp.	72,269	1,292,892
Citigroup, Inc.	23,608	1,277,429
HSBC Holdings plc ADR	7,280	343,834
Deutsche Bank AG	11,058	331,961
Barclays plc ADR	21,504	322,775
Credit Suisse Group AG ADR	12,052	302,264
UBS AG	17,964	296,945
Total Diversified Banking Institutions		5,462,255
Commercial Banks-Southern U.S. - 10.1%
BB&T Corp.	15,488	602,329
Regions Financial Corp.	40,871	431,598
Popular, Inc.*	10,021	341,215
Synovus Financial Corp.	8,090	219,158
First Horizon National Corp.	14,952	203,048
Bank of the Ozarks, Inc.	5,190	196,805
BankUnited, Inc.	6,740	195,258
United Bankshares, Inc.	4,920	184,254
Hancock Holding Co.	5,853	179,687
BancorpSouth, Inc.	7,447	167,632
Home BancShares, Inc.	5,190	166,910
IBERIABANK Corp.	2,524	163,681
Trustmark Corp.	5,968	146,455
Total Commercial Banks-Southern U.S.		3,198,030
Commercial Banks-Central U.S. - 8.9%
Cullen/Frost Bankers, Inc.	3,420	241,588
BOK Financial Corp.	3,850	231,154
Commerce Bancshares, Inc.	5,297	230,367
Prosperity Bancshares, Inc.	4,013	222,160
FirstMerit Corp.	10,574	199,743
Associated Banc-Corp.	10,201	190,045
TCF Financial Corp.	11,808	187,629
PrivateBancorp, Inc. — Class A	5,577	186,272
MB Financial, Inc.	5,400	177,444
UMB Financial Corp.	3,055	173,799
Texas Capital Bancshares, Inc.*	3,180	172,769
Wintrust Financial Corp.	3,619	169,224
First Financial Bankshares, Inc.	5,160	154,181
Old National Bancorp	9,950	148,056
First Midwest Bancorp, Inc.	7,380	126,272
Total Commercial Banks-Central U.S.		2,810,703
Commercial Banks-Western U.S. - 8.7%
First Republic Bank	5,771	300,786
Zions Bancorporation	9,557	272,470
SVB Financial Group*	2,331	270,559
East West Bancorp, Inc.	6,940	268,647
PacWest Bancorp	5,355	243,438
City National Corp.	2,869	231,844
Umpqua Holdings Corp.	12,550	213,476
Bank of Hawaii Corp.	3,014	178,760
Western Alliance Bancorporation*	6,410	178,198
Glacier Bancorp, Inc.	5,970	165,787
Cathay General Bancorp	6,380	163,264
CVB Financial Corp.	9,110	145,942
Westamerica Bancorporation	2,560	125,491
Total Commercial Banks-Western U.S.		2,758,662
Fiduciary Banks - 7.1%
Bank of New York Mellon Corp.	18,394	746,245
State Street Corp.	8,170	641,345
Northern Trust Corp.	6,720	452,928
Citizens Financial Group, Inc.	16,450	408,947
Total Fiduciary Banks		2,249,465
Commercial Banks-Eastern U.S. - 7.1%
M&T Bank Corp.	3,721	467,433
CIT Group, Inc.	7,110	340,071
Signature Bank*	2,195	276,482
Webster Financial Corp.	5,967	194,107
Susquehanna Bancshares, Inc.	13,026	174,939
FNB Corp.	12,882	171,588
Fulton Financial Corp.	13,576	167,799
Valley National Bancorp	16,925	164,342
Community Bank System, Inc.	3,730	142,225
National Penn Bancshares, Inc.	13,170	138,614
Total Commercial Banks-Eastern U.S.		2,237,600

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Savings & Loans/Thrifts-Eastern U.S. - 2.3%
New York Community Bancorp, Inc.	18,462	$295,392
Investors Bancorp, Inc.	19,857	222,895
First Niagara Financial Group, Inc.	22,853	192,651
Total Savings & Loans/Thrifts-Eastern U.S.		710,938
Multi-Line Insurance - 1.2%
Voya Financial, Inc.	8,540	361,925
Total Common Stocks
(Cost $25,872,781)		31,485,165
Total Investments - 99.7%
(Cost $25,872,781)		$31,485,165
Other Assets & Liabilities, net - 0.3%		80,453
Total Net Assets - 100.0%		$31,565,618

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.1%
Chemicals-Diversified - 16.2%
EI du Pont de Nemours & Co.	26,228	$1,939,297
Dow Chemical Co.	37,984	1,732,450
LyondellBasell Industries N.V. — Class A	18,876	1,498,566
PPG Industries, Inc.	5,800	1,340,670
Celanese Corp. — Class A	12,082	724,437
Westlake Chemical Corp.	11,090	677,488
FMC Corp.	11,351	647,348
Huntsman Corp.	24,435	556,629
Rockwood Holdings, Inc.	6,971	549,315
Axiall Corp.	10,080	428,098
Olin Corp.	14,128	321,695
Total Chemicals-Diversified		10,415,993
Chemicals-Specialty - 14.4%
Ecolab, Inc.	12,421	1,298,243
Sigma-Aldrich Corp.	6,669	915,454
Eastman Chemical Co.	10,428	791,068
Ashland, Inc.	5,572	667,303
International Flavors & Fragrances, Inc.	6,571	666,037
WR Grace & Co.*	6,445	614,789
Albemarle Corp.	8,641	519,583
NewMarket Corp.	1,275	514,501
Platform Specialty Products Corp.*	21,700	503,874
Methanex Corp.	10,470	479,840
Cytec Industries, Inc.	9,226	425,964
Sensient Technologies Corp.	6,480	391,003
Cabot Corp.	8,870	389,038
Minerals Technologies, Inc.	5,245	364,265
Chemtura Corp.*	14,400	356,112
HB Fuller Co.	7,995	356,017
Total Chemicals-Specialty		9,253,091
Gold Mining - 9.5%
Goldcorp, Inc.	45,656	845,548
Barrick Gold Corp.	77,568	833,856
Newmont Mining Corp.	39,405	744,755
Agnico Eagle Mines Ltd.	24,303	604,902
Randgold Resources Ltd. ADR	8,684	585,388
AngloGold Ashanti Ltd. ADR*	60,739	528,429
Franco-Nevada Corp.	10,608	521,808
Royal Gold, Inc.	7,943	498,026
Eldorado Gold Corp.	78,332	476,259
Cia de Minas Buenaventura S.A.A. ADR	48,553	464,167
Total Gold Mining		6,103,138
Agricultural Chemicals - 7.7%
Monsanto Co.	14,673	1,752,983
Mosaic Co.	21,138	964,950
CF Industries Holdings, Inc.	3,164	862,317
Potash Corporation of Saskatchewan, Inc.	21,780	769,270
Agrium, Inc.	5,913	560,079
Total Agricultural Chemicals		4,909,599
Containers-Paper/Plastic - 6.1%
Sealed Air Corp.	16,163	685,796
Rock-Tenn Co. — Class A	10,890	664,072
Packaging Corporation of America	8,100	632,205
Graphic Packaging Holding Co.*	36,120	491,954
Bemis Company, Inc.	10,772	487,002
Sonoco Products Co.	11,110	485,507
Berry Plastics Group, Inc.*	14,436	455,456
Total Containers-Paper/Plastic		3,901,992
Steel-Producers - 6.0%
Nucor Corp.	18,887	926,407
Reliance Steel & Aluminum Co.	8,478	519,447
ArcelorMittal[1]	46,549	513,435
Steel Dynamics, Inc.	25,840	510,082
United States Steel Corp.	16,394	438,376
Carpenter Technology Corp.	7,755	381,934
Commercial Metals Co.	20,210	329,221
AK Steel Holding Corp.*	41,563	246,884
Total Steel-Producers		3,865,786
Industrial Gases - 5.3%
Praxair, Inc.	11,012	1,426,715
Air Products & Chemicals, Inc.	9,058	1,306,435
Airgas, Inc.	5,966	687,164
Total Industrial Gases		3,420,314
Paper & Related Products - 4.1%
International Paper Co.	20,501	1,098,444
MeadWestvaco Corp.	14,272	633,534
Domtar Corp.	11,908	478,940
KapStone Paper and Packaging Corp.	13,411	393,076
Total Paper & Related Products		2,603,994
Building Products-Cement/Aggregates - 3.9%
Cemex SAB de CV ADR*	69,486	708,062
Vulcan Materials Co.	10,448	686,747
Martin Marietta Materials, Inc.	5,759	635,333
Eagle Materials, Inc.	5,921	450,174
Total Building Products-Cement/Aggregates		2,480,316
Coatings/Paint - 3.7%
Sherwin-Williams Co.	4,456	1,172,106
Valspar Corp.	7,175	620,494
RPM International, Inc.	12,031	610,092
Total Coatings/Paint		2,402,692
Metal-Copper - 3.7%
Freeport-McMoRan, Inc.	51,018	1,191,780
Southern Copper Corp.	41,460	1,169,172
Total Metal-Copper		2,360,952
Containers-Metal/Glass - 3.6%
Ball Corp.	10,514	716,739
Crown Holdings, Inc.*	12,181	620,013
Owens-Illinois, Inc.*	18,941	511,218
Constellium N.V. — Class A*	27,900	458,397
Total Containers-Metal/Glass		2,306,367
Metal-Aluminum - 2.6%
Alcoa, Inc.	65,866	1,040,024
Century Aluminum Co.*	14,400	351,360
Kaiser Aluminum Corp.	3,590	256,434
Total Metal-Aluminum		1,647,818
Metal-Iron - 2.2%
Vale S.A. ADR[1]	144,967	1,185,830
Cliffs Natural Resources, Inc.[1]	33,895	242,010
Total Metal-Iron		1,427,840

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Diversified Minerals - 2.2%
Teck Resources Ltd. — Class B	41,533	$566,510
BHP Billiton Ltd. ADR	7,275	344,253
US Silica Holdings, Inc.	10,667	274,035
BHP Billiton plc ADR	5,360	230,480
Total Diversified Minerals		1,415,278
Silver Mining - 1.8%
Silver Wheaton Corp.	33,856	688,292
Pan American Silver Corp.	47,600	437,920
Total Silver Mining		1,126,212
Metal-Diversified - 1.0%
Rio Tinto plc ADR	14,625	673,628
Office Supplies & Forms - 0.8%
Avery Dennison Corp.	9,677	502,043
Miscellaneous Manufacturing - 0.8%
AptarGroup, Inc.	7,274	486,194
Steel-Specialty - 0.7%
Allegheny Technologies, Inc.	13,698	476,279
Chemicals-Plastics - 0.7%
PolyOne Corp.	11,612	440,211
Quarrying - 0.6%
Compass Minerals International, Inc.	4,378	380,142
Building & Construction Products-Miscellaneous - 0.6%
Louisiana-Pacific Corp.*	21,953	363,542
Platinum - 0.5%
Stillwater Mining Co.*	21,229	312,915
Oil Field Machinery & Equipment - 0.4%
Flotek Industries, Inc.*	12,653	236,991
Total Common Stocks
(Cost $49,902,844)		63,513,327

EXCHANGE-TRADED FUNDS† - 0.5%
Market Vectors Junior Gold Miners ETF	12,819	306,759
Total Exchange-Traded Funds
(Cost $351,846)		306,759

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$573,175	573,175
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	231,658	231,658
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	109,858	109,858
Total Securities Lending Collateral
(Cost $914,691)		914,691
Total Investments - 101.0%
(Cost $51,169,381)		$64,734,777
Other Assets & Liabilities, net - (1.0)%		(614,254)
Total Net Assets - 100.0%		$64,120,523

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Medical-Biomedical/Genetics - 74.5%
Gilead Sciences, Inc.*	363,942	$34,305,172
Amgen, Inc.	204,644	32,597,742
Celgene Corp.*	253,385	28,343,646
Biogen Idec, Inc.*	81,001	27,495,789
Regeneron Pharmaceuticals, Inc.*	47,914	19,656,719
Alexion Pharmaceuticals, Inc.*	99,902	18,484,867
Vertex Pharmaceuticals, Inc.*	140,570	16,699,716
Illumina, Inc.*	83,323	15,379,759
BioMarin Pharmaceutical, Inc.*	124,544	11,258,778
Incyte Corp.*	144,699	10,578,944
Isis Pharmaceuticals, Inc.*,1	144,087	8,895,931
Alnylam Pharmaceuticals, Inc.*	88,133	8,548,901
Cubist Pharmaceuticals, Inc.*	81,747	8,227,836
Medivation, Inc.*	81,970	8,165,032
United Therapeutics Corp.*	57,457	7,440,107
Puma Biotechnology, Inc.*	36,550	6,917,819
NPS Pharmaceuticals, Inc.*	175,054	6,261,682
Intercept Pharmaceuticals, Inc.*,1	38,735	6,042,660
Intrexon Corp.*,1	218,700	6,020,811
Seattle Genetics, Inc.*,1	182,994	5,879,597
Exact Sciences Corp.*,1	208,355	5,717,261
Bio-Rad Laboratories, Inc. — Class A*	46,207	5,570,716
Synageva BioPharma Corp.*,1	58,080	5,389,243
Charles River Laboratories International, Inc.*	80,807	5,142,557
Bluebird Bio, Inc.*	55,100	5,053,772
Myriad Genetics, Inc.*,1	143,680	4,893,741
Kite Pharma, Inc.*,1	84,100	4,850,047
PTC Therapeutics, Inc.*	82,600	4,276,202
Theravance, Inc.[1]	284,464	4,025,166
Celldex Therapeutics, Inc.*,1	220,193	4,018,522
Acorda Therapeutics, Inc.*	97,147	3,970,398
Medicines Co.*	142,672	3,947,734
Karyopharm Therapeutics, Inc.*,1	100,269	3,753,069
Halozyme Therapeutics, Inc.*,1	382,155	3,687,796
Novavax, Inc.*,1	610,585	3,620,769
ARIAD Pharmaceuticals, Inc.*,1	522,789	3,591,560
NewLink Genetics Corp.*,1	88,000	3,498,000
Merrimack Pharmaceuticals, Inc.*,1	307,200	3,471,360
PDL BioPharma, Inc.[1]	434,370	3,348,993
Achillion Pharmaceuticals, Inc.*	260,540	3,191,615
Ligand Pharmaceuticals, Inc. — Class B*	58,046	3,088,628
BioCryst Pharmaceuticals, Inc.*,1	242,470	2,948,435
AMAG Pharmaceuticals, Inc.*	68,100	2,902,422
Organovo Holdings, Inc.*,1	348,380	2,525,755
Repligen Corp.*	122,225	2,420,055
Aegerion Pharmaceuticals, Inc.*,1	111,800	2,341,092
Inovio Pharmaceuticals, Inc.*,1	239,900	2,202,282
ImmunoGen, Inc.*,1	275,300	1,679,330
Total Medical-Biomedical/Genetics		392,328,028
Medical-Drugs - 14.2%
Alkermes plc*	140,378	8,220,535
Quintiles Transnational Holdings, Inc.*	138,164	8,133,714
Grifols S.A. ADR	202,571	6,885,388
OPKO Health, Inc.*,1	679,040	6,783,610
Receptos, Inc.*	49,213	6,029,085
ACADIA Pharmaceuticals, Inc.*,1	175,028	5,557,139
Ironwood Pharmaceuticals, Inc. — Class A*	305,946	4,687,093
Clovis Oncology, Inc.*,1	74,900	4,194,400
Chimerix, Inc.*	100,100	4,030,026
TESARO, Inc.*,1	98,553	3,665,186
Keryx Biopharmaceuticals, Inc.*,1	256,365	3,627,565
Anacor Pharmaceuticals, Inc.*	110,800	3,573,300
Insys Therapeutics, Inc.*,1	84,548	3,564,544
Infinity Pharmaceuticals, Inc.*	168,400	2,844,276
Regulus Therapeutics, Inc.*,1	172,282	2,763,403
Total Medical-Drugs		74,559,264
Therapeutics - 6.4%
Pharmacyclics, Inc.*	71,300	8,717,138
Agios Pharmaceuticals, Inc.*,1	56,804	6,364,320
MannKind Corp.*,1	850,600	4,435,879
Dyax Corp.*	301,390	4,237,543
Neurocrine Biosciences, Inc.*	184,275	4,116,704
Portola Pharmaceuticals, Inc.*	125,140	3,543,965
Sarepta Therapeutics, Inc.*,1	175,911	2,545,432
Total Therapeutics		33,960,981
Diagnostic Kits - 1.3%
QIAGEN N.V.*	300,500	7,049,730
Diagnostic Equipment - 1.2%
Cepheid*	114,876	6,219,387
Medical Instruments - 1.0%
Bio-Techne Corp.	59,429	5,491,240
Drug Delivery Systems - 0.8%
Nektar Therapeutics*	276,680	4,288,540
Research & Development - 0.4%
Arrowhead Research Corp.*,1	279,496	2,062,680
Total Common Stocks
(Cost $282,493,178)		525,959,850
RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17[1]	263,700	21,096
Clinical Data, Inc.
Expires 12/31/20	24,000	–
Total Rights
(Cost $19,745)		21,096

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 16.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$55,422,852	$55,422,852
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	22,400,069	22,400,069
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	10,622,713	10,622,713
Total Securities Lending Collateral
(Cost $88,445,634)		88,445,634
Total Investments - 116.6%
(Cost $370,958,557)		$614,426,580
Other Assets & Liabilities, net - (16.6)%		(87,425,559)
Total Net Assets - 100.0%		$527,001,021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Food-Miscellaneous/Diversified - 16.2%
Mondelez International, Inc. — Class A	244,626	$8,886,040
Kraft Foods Group, Inc.	111,890	7,011,028
General Mills, Inc.	122,237	6,518,900
Kellogg Co.	83,920	5,491,725
ConAgra Foods, Inc.	120,432	4,369,273
Campbell Soup Co.	96,617	4,251,148
McCormick & Company, Inc.	47,439	3,524,718
Ingredion, Inc.	33,330	2,827,717
Hain Celestial Group, Inc.*	47,660	2,778,101
Pinnacle Foods, Inc.	65,500	2,312,150
Lancaster Colony Corp.	19,610	1,836,280
Cal-Maine Foods, Inc.[1]	40,000	1,561,200
B&G Foods, Inc.	47,670	1,425,333
Diamond Foods, Inc.*	3,602	101,684
Total Food-Miscellaneous/Diversified		52,895,297
Beverages-Non-alcoholic - 13.8%
Coca-Cola Co.	369,256	15,589,987
PepsiCo, Inc.	143,337	13,553,947
Monster Beverage Corp.*	44,053	4,773,143
Dr Pepper Snapple Group, Inc.	58,941	4,224,891
Coca-Cola Enterprises, Inc.	85,994	3,802,655
Fomento Economico Mexicano SAB de CV ADR*	37,493	3,300,509
Total Beverages-Non-alcoholic		45,245,132
Cosmetics & Toiletries - 12.7%
Procter & Gamble Co.	193,930	17,665,084
Colgate-Palmolive Co.	130,499	9,029,226
Estee Lauder Companies, Inc. — Class A	80,356	6,123,127
Unilever N.V.	81,861	3,195,853
Coty, Inc. — Class A	154,600	3,194,036
Avon Products, Inc.	249,646	2,344,176
Total Cosmetics & Toiletries		41,551,502
Tobacco - 12.7%
Philip Morris International, Inc.	156,797	12,771,116
Altria Group, Inc.	223,730	11,023,177
Reynolds American, Inc.	102,533	6,589,796
Lorillard, Inc.	85,601	5,387,727
British American Tobacco plc ADR	25,200	2,717,064
Vector Group Ltd.[1]	83,300	1,775,123
Universal Corp.	26,800	1,178,664
Total Tobacco		41,442,667
Food-Retail - 6.3%
Kroger Co.	99,597	6,395,123
Whole Foods Market, Inc.	97,042	4,892,858
Safeway, Inc.	90,865	3,191,179
Sprouts Farmers Market, Inc.*	77,390	2,629,712
SUPERVALU, Inc.*	192,932	1,871,440
Fresh Market, Inc.*,1	39,020	1,607,624
Total Food-Retail		20,587,936
Brewery - 4.4%
Molson Coors Brewing Co. — Class B	57,844	4,310,535
Ambev S.A. ADR	656,000	4,080,320
Anheuser-Busch InBev N.V. ADR	35,712	4,011,172
Boston Beer Company, Inc. — Class A*,1	7,435	2,152,730
Total Brewery		14,554,757
Consumer Products-Miscellaneous - 4.3%
Kimberly-Clark Corp.	64,262	7,424,832
Clorox Co.	39,867	4,154,540
Spectrum Brands Holdings, Inc.	26,400	2,525,952
Total Consumer Products-Miscellaneous		14,105,324
Food-Meat Products - 4.3%
Tyson Foods, Inc. — Class A	110,195	4,417,717
Hormel Foods Corp.	81,476	4,244,900
BRF S.A. ADR	143,880	3,359,598
Darling Ingredients, Inc.*	110,869	2,013,381
Total Food-Meat Products		14,035,596
Beverages-Wine/Spirits - 4.0%
Constellation Brands, Inc. — Class A*	52,044	5,109,159
Brown-Forman Corp. — Class B	55,620	4,885,661
Diageo plc ADR	26,440	3,016,540
Total Beverages-Wine/Spirits		13,011,360
Agricultural Operations - 3.7%
Archer-Daniels-Midland Co.	128,003	6,656,156
Bunge Ltd.	45,296	4,117,859
Andersons, Inc.	26,700	1,418,838
Total Agricultural Operations		12,192,853
Food-Confectionery - 2.8%
Hershey Co.	53,092	5,517,852
JM Smucker Co.	36,031	3,638,410
Total Food-Confectionery		9,156,262
Food-Wholesale/Distribution - 2.3%
Sysco Corp.	134,905	5,354,379
United Natural Foods, Inc.*	29,166	2,255,261
Total Food-Wholesale/Distribution		7,609,640
Vitamins & Nutrition Products - 2.3%
Mead Johnson Nutrition Co. — Class A	51,879	5,215,914
Herbalife Ltd.[1]	57,614	2,172,048
Total Vitamins & Nutrition Products		7,387,962
Coffee - 1.6%
Keurig Green Mountain, Inc.	38,774	5,133,484
Poultry - 1.5%
Pilgrim's Pride Corp.*,1	101,900	3,341,301
Sanderson Farms, Inc.[1]	18,200	1,529,255
Total Poultry		4,870,556
Food-Dairy Products - 1.3%
WhiteWave Foods Co. — Class A*	80,400	2,813,196
Dean Foods Co.	81,840	1,586,059
Total Food-Dairy Products		4,399,255
Soap & Cleaning Preparation - 1.1%
Church & Dwight Company, Inc.	46,866	3,693,509
Batteries/Battery Systems - 1.0%
Energizer Holdings, Inc.	24,535	3,154,220

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Food-Baking - 0.7%
Flowers Foods, Inc.	121,592	$2,333,350
Retail-Convenience Store - 0.7%
Casey's General Stores, Inc.	24,023	2,169,757
Food-Canned - 0.7%
TreeHouse Foods, Inc.*	25,201	2,155,442
Multilevel Direct Selling - 0.6%
Nu Skin Enterprises, Inc. — Class A1	44,030	1,924,111
Food-Flour & Grain - 0.5%
Post Holdings, Inc.*	37,500	1,570,875
Total Common Stocks
(Cost $247,136,162)		325,180,847

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.4%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$6,931,814	6,931,814
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	2,801,608	2,801,608
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	1,328,598	1,328,598
Total Securities Lending Collateral
(Cost $11,062,020)		11,062,020
Total Investments - 102.9%
(Cost $258,198,182)		$336,242,867
Other Assets & Liabilities, net - (2.9)%		(9,473,442)
Total Net Assets - 100.0%		$326,769,425

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Electronic Components-Semiconductor - 55.5%
Intel Corp.	80,011	$2,903,599
Texas Instruments, Inc.	31,345	1,675,860
Micron Technology, Inc.*	39,491	1,382,580
Broadcom Corp. — Class A	26,202	1,135,333
Skyworks Solutions, Inc.	11,699	850,634
Avago Technologies Ltd.	8,173	822,122
Xilinx, Inc.	17,361	751,558
NVIDIA Corp.	37,075	743,354
Altera Corp.	19,916	735,697
Microchip Technology, Inc.	15,099	681,116
Freescale Semiconductor Ltd.*,1	25,153	634,610
SunEdison, Inc.*	27,062	527,980
First Solar, Inc.*	11,032	491,972
ON Semiconductor Corp.*	46,149	467,489
ARM Holdings plc ADR	9,963	461,287
Cree, Inc.*,1	13,882	447,278
Cavium, Inc.*	6,740	416,667
Mellanox Technologies Ltd.*	8,996	384,399
Microsemi Corp.*	13,158	373,424
International Rectifier Corp.*	9,317	371,748
Silicon Laboratories, Inc.*	6,803	323,959
Fairchild Semiconductor International, Inc. — Class A*	18,779	316,990
Monolithic Power Systems, Inc.	6,344	315,551
Semtech Corp.*	11,260	310,438
Intersil Corp. — Class A	21,241	307,357
Ambarella, Inc.*,1	5,680	288,090
OmniVision Technologies, Inc.*	10,327	268,502
Total Electronic Components-Semiconductor		18,389,594
Semiconductor Components-Integrated Circuit - 20.3%
Analog Devices, Inc.	16,726	928,629
Taiwan Semiconductor Manufacturing Company Ltd. ADR	38,219	855,341
NXP Semiconductor N.V.*	9,911	757,200
Linear Technology Corp.	16,078	733,157
Maxim Integrated Products, Inc.	21,208	675,899
TriQuint Semiconductor, Inc.*	18,818	518,436
Marvell Technology Group Ltd.	34,864	505,528
Atmel Corp.*	50,076	420,388
Himax Technologies, Inc. ADR	48,503	390,934
Integrated Device Technology, Inc.*	19,247	377,241
Cypress Semiconductor Corp.	23,291	332,595
Cirrus Logic, Inc.*	10,461	246,566
Total Semiconductor Components-Integrated Circuit		6,741,914
Semiconductor Equipment - 13.5%
Applied Materials, Inc.	48,406	1,206,278
Lam Research Corp.	10,085	800,144
KLA-Tencor Corp.	11,059	777,669
Teradyne, Inc.	23,684	468,706
ASML Holding N.V. — Class G	3,248	350,232
MKS Instruments, Inc.	8,540	312,564
Tessera Technologies, Inc.	8,610	307,894
Veeco Instruments, Inc.*	7,530	262,646
Total Semiconductor Equipment		4,486,133
Power Converter/Supply Equipment - 4.0%
Canadian Solar, Inc.*,1	20,461	494,951
Yingli Green Energy Holding Company Ltd. ADR*,1	182,382	428,598
SunPower Corp. — Class A*,1	16,112	416,173
Total Power Converter/Supply Equipment		1,339,722
Energy-Alternate Sources - 2.5%
JinkoSolar Holding Company Ltd. ADR*,1	21,217	418,187
Trina Solar Ltd. ADR*,1	44,590	412,903
Total Energy-Alternate Sources		831,090
Wireless Equipment - 1.6%
RF Micro Devices, Inc.*	31,194	517,508
Computers-Peripheral Equipment - 1.1%
Synaptics, Inc.*	5,305	365,196
Computers-Memory Devices - 1.0%
Spansion, Inc. — Class A*	9,464	323,858
Total Common Stocks
(Cost $26,250,368)		32,995,015

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.3%

Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$1,315,365	1,315,365
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	531,627	531,627
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	252,112	252,112
Total Securities Lending Collateral
(Cost $2,099,104)		2,099,104
Total Investments - 105.8%
(Cost $28,349,472)		$35,094,119
Other Assets & Liabilities, net - (5.8)%		(1,930,456)
Total Net Assets - 100.0%		$33,163,663

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 24.2%
Communications - 8.0%
China Mobile Ltd. ADR	3,225	$189,695
Baidu, Inc. ADR*	800	182,376
America Movil SAB de CV — Class L ADR	5,432	120,482
Alibaba Group Holding Ltd. ADR*	1,083	112,567
Grupo Televisa SAB ADR*	1,267	43,154
Chunghwa Telecom Company Ltd. ADR	1,113	32,756
Telekomunikasi Indonesia Persero Tbk PT ADR	723	32,701
SK Telecom Company Ltd. ADR	1,042	28,144
China Telecom Corp., Ltd. ADR	407	23,895
JD.com, Inc. ADR*	873	20,201
China Unicom Hong Kong Ltd. ADR	1,330	17,889
Ctrip.com International Ltd. ADR*	379	17,245
Vipshop Holdings Ltd. ADR*	811	15,847
Telefonica Brasil S.A. ADR	763	13,490
Mobile Telesystems OJSC ADR	1,483	10,648
Philippine Long Distance Telephone Co. ADR	18	1,139
Total Communications		862,229
Financial - 4.7%
Itau Unibanco Holding S.A. ADR	8,085	105,186
China Life Insurance Company Ltd. ADR	1,453	85,306
Banco Bradesco S.A. ADR	6,161	82,373
Shinhan Financial Group Company Ltd. ADR	1,852	74,802
HDFC Bank Ltd. ADR	1,156	58,667
ICICI Bank Ltd. ADR	4,119	47,574
KB Financial Group, Inc. ADR	1,132	36,926
Bancolombia S.A. ADR	331	15,848
Total Financial		506,682
Technology - 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,933	244,681
Infosys Ltd. ADR	2,823	88,812
Advanced Semiconductor Engineering, Inc. ADR	3,679	22,552
NetEase, Inc. ADR	215	21,315
Wipro Ltd. ADR	1,720	19,470
United Microelectronics Corp. ADR	6,967	15,815
Total Technology		412,645
Energy - 3.2%
PetroChina Company Ltd. ADR	618	68,574
CNOOC Ltd. ADR	471	63,792
China Petroleum & Chemical Corp. ADR	747	60,514
Sasol Ltd. ADR	1,487	56,461
Petroleo Brasileiro S.A. ADR	5,988	45,389
Petroleo Brasileiro S.A. ADR	4,359	31,821
YPF S.A. ADR	564	14,929
Total Energy		341,480
Consumer, Non-cyclical - 1.7%
Ambev S.A. ADR	13,343	82,992
BRF S.A. ADR	1,942	45,346
Fomento Economico Mexicano SAB de CV ADR*	386	33,980
Cia Brasileira de Distribuicao ADR	484	17,826
Total Consumer, Non-cyclical		180,144
Basic Materials - 1.5%
POSCO ADR	939	59,918
Vale S.A. ADR	5,937	43,102
Vale S.A. ADR	4,334	35,452
Ultrapar Participacoes S.A. ADR	1,271	24,238
Total Basic Materials		162,710
Industrial - 0.7%
Cemex SAB de CV ADR*	3,598	36,664
LG Display Company Ltd. ADR	1,299	19,680
Embraer S.A. ADR	471	17,361
Total Industrial		73,705
Utilities - 0.4%
Korea Electric Power Corp. ADR	1,504	29,117
Enersis S.A. ADR	1,122	17,986
Total Utilities		47,103
Consumer, Cyclical - 0.2%
Tata Motors Ltd. ADR	551	23,295
Total Common Stocks
(Cost $2,501,553)		2,609,993

	Face Amount
REPURCHASE AGREEMENTS††,1 - 6.8%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$474,208	474,208
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	256,188	256,188
Total Repurchase Agreements
(Cost $730,396)		730,396
Total Investments - 31.0%
(Cost $3,231,949)		$3,340,389
Other Assets & Liabilities, net - 69.0%		7,444,922
Total Net Assets - 100.0%		$10,785,311

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $95,760)	2	$(1)

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/15[2] (Notional Value $18,854,666)	8,348	$352,277

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR — American Depositary Receipt

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 16.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	870	$24,595
iShares JP Morgan USD Emerging Markets Bond ETF	220	24,279
Total Exchange-Traded Funds
(Cost $48,802)		48,874

	Face Amount
REPURCHASE AGREEMENTS††,1 - 56.1%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$108,142	108,142
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	58,423	58,423
Total Repurchase Agreements
(Cost $166,565)		166,565
Total Investments - 72.6%
(Cost $215,367)		$215,439
Other Assets & Liabilities, net - 27.4%		81,478
Total Net Assets - 100.0%		$296,917

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $126,750)	1	$280
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $237,813)	2	106
(Total Aggregate Value of Contracts $364,563)		$386

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.EM-22 Index	Barclays Bank plc	1.00%	12/20/19	$500,000	$(448,500)	$(46,399)	$(6,375)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Credit Default Swaps — See Note 8. plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.1%
Oil Company-Exploration & Production - 36.7%
ConocoPhillips	14,357	$991,495
Occidental Petroleum Corp.	10,406	838,828
EOG Resources, Inc.	8,216	756,447
Anadarko Petroleum Corp.	8,448	696,960
Devon Energy Corp.	8,791	538,097
Apache Corp.	8,295	519,848
Pioneer Natural Resources Co.	3,455	514,277
Hess Corp.	6,877	507,660
Noble Energy, Inc.	9,332	442,617
Continental Resources, Inc.*	10,832	415,516
Chesapeake Energy Corp.	20,092	393,200
Concho Resources, Inc.*	3,911	390,122
Cabot Oil & Gas Corp. — Class A	12,090	357,985
Equities Corp.	4,700	355,790
Antero Resources Corp.*	8,050	326,669
Cimarex Energy Co.	2,904	307,824
Southwestern Energy Co.*	11,244	306,849
Range Resources Corp.	5,468	292,265
Canadian Natural Resources Ltd.	9,342	288,481
Encana Corp.	18,424	255,541
Energen Corp.	3,837	244,647
Whiting Petroleum Corp.*	7,108	234,564
Cobalt International Energy, Inc.*	23,910	212,560
Newfield Exploration Co.*	7,810	211,807
QEP Resources, Inc.	10,192	206,082
Gulfport Energy Corp.*	4,920	205,361
Memorial Resource Development Corp.*	10,380	187,151
Denbury Resources, Inc.	22,873	185,957
SM Energy Co.	4,809	185,531
Diamondback Energy, Inc.*	3,090	184,720
CNOOC Ltd. ADR	1,240	167,946
WPX Energy, Inc.*	14,394	167,402
Talisman Energy, Inc.	21,378	167,390
Rice Energy, Inc.*	7,720	161,888
Carrizo Oil & Gas, Inc.*	3,889	161,782
Laredo Petroleum, Inc.*,1	14,200	146,970
California Resources Corp.*	26,148	144,075
Ultra Petroleum Corp.*,1	10,932	143,865
Oasis Petroleum, Inc.*	8,020	132,651
PDC Energy, Inc.*	3,200	132,064
Rosetta Resources, Inc.*	5,911	131,874
Bonanza Creek Energy, Inc.*	5,380	129,120
LinnCo LLC[1]	11,180	115,937
Stone Energy Corp.*	6,130	103,474
Sanchez Energy Corp.*,1	9,110	84,632
Comstock Resources, Inc.[1]	9,250	62,993
Total Oil Company-Exploration & Production		13,708,914
Oil Company-Integrated - 19.0%
Exxon Mobil Corp.	22,957	2,122,375
Chevron Corp.	14,168	1,589,366
Phillips 66	9,179	658,134
Marathon Oil Corp.	16,961	479,827
Petroleo Brasileiro S.A. ADR	63,502	463,565
BP plc ADR	8,676	330,729
Murphy Oil Corp.	6,429	324,793
Suncor Energy, Inc.	8,981	285,416
Royal Dutch Shell plc — Class A ADR	3,757	251,531
Cenovus Energy, Inc.	9,840	202,901
YPF S.A. ADR	7,560	200,113
Statoil ASA ADR	10,480	184,553
Total Oil Company-Integrated		7,093,303
Oil-Field Services - 11.6%
Schlumberger Ltd.	12,929	1,104,267
Halliburton Co.	15,416	606,311
Baker Hughes, Inc.	9,026	506,088
Weatherford International plc*	26,490	303,311
Oceaneering International, Inc.	4,477	263,292
Targa Resources Corp.	2,160	229,068
Core Laboratories N.V.	1,847	222,268
Superior Energy Services, Inc.	9,128	183,929
Oil States International, Inc.*	3,587	175,404
Helix Energy Solutions Group, Inc.*	7,581	164,508
Exterran Holdings, Inc.	4,980	162,248
Bristow Group, Inc.	2,460	161,843
CARBO Ceramics, Inc.[1]	2,381	95,359
C&J Energy Services, Inc.*	6,880	90,885
Basic Energy Services, Inc.*	8,440	59,164
Total Oil-Field Services		4,327,945
Pipelines - 8.5%
Kinder Morgan, Inc.	24,831	1,050,594
Williams Companies, Inc.	13,989	628,666
Spectra Energy Corp.	14,750	535,425
ONEOK, Inc.	7,047	350,870
TransCanada Corp.	4,430	217,513
Enbridge, Inc.	3,850	197,929
SemGroup Corp. — Class A	2,720	186,021
Total Pipelines		3,167,018
Oil & Gas Drilling - 7.3%
Transocean Ltd.[1]	22,406	410,702
Nabors Industries Ltd.	27,234	353,497
Ensco plc — Class A	10,892	326,215
Noble Corporation plc	19,125	316,901
Helmerich & Payne, Inc.	4,447	299,817
Seadrill Ltd.	24,755	295,575
Diamond Offshore Drilling, Inc.[1]	6,011	220,664
Rowan Companies plc — Class A	7,775	181,313
Patterson-UTI Energy, Inc.	9,929	164,722
Atwood Oceanics, Inc.	5,180	146,957
Total Oil & Gas Drilling		2,716,363
Oil Refining & Marketing - 7.1%
Marathon Petroleum Corp.	5,994	541,019
Valero Energy Corp.	10,660	527,671
Cheniere Energy, Inc.*	6,431	452,742
Tesoro Corp.	4,348	323,274
HollyFrontier Corp.	7,555	283,161
Western Refining, Inc.	5,430	205,145
PBF Energy, Inc. — Class A	6,250	166,500
Delek US Holdings, Inc.	5,190	141,583
Total Oil Refining & Marketing		2,641,095

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Oil Field Machinery & Equipment - 4.5%
National Oilwell Varco, Inc.	8,430	$552,418
FMC Technologies, Inc.*	7,487	350,691
Cameron International Corp.*	6,724	335,864
Dresser-Rand Group, Inc.*	3,080	251,944
Dril-Quip, Inc.*	2,369	181,773
Total Oil Field Machinery & Equipment		1,672,690
Transport-Marine - 1.6%
Golar LNG Ltd.	6,900	251,643
Teekay Corp.	3,880	197,453
Tidewater, Inc.	4,281	138,747
Total Transport-Marine		587,843
Coal - 1.2%
CONSOL Energy, Inc.	8,516	287,926
Peabody Energy Corp.[1]	19,033	147,315
Total Coal		435,241
Steel Pipe & Tube - 0.5%
Tenaris S.A. ADR	6,319	190,897
Non-Ferrous Metals - 0.5%
Cameco Corp.	10,750	176,408
Diversified Minerals - 0.3%
US Silica Holdings, Inc.	5,000	128,450
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	4,900	121,422
Total Common Stocks
(Cost $21,598,099)		36,967,589

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$639,185	639,185
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	258,337	258,337
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	122,510	122,510
Total Securities Lending Collateral
(Cost $1,020,032)		1,020,032
Total Investments - 101.8%
(Cost $22,618,131)		$37,987,621
Other Assets & Liabilities, net - (1.8)%		(672,526)
Total Net Assets - 100.0%		$37,315,095

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Oil-Field Services - 47.1%
Schlumberger Ltd.	35,278	$3,013,093
Halliburton Co.	41,472	1,631,093
Baker Hughes, Inc.	24,661	1,382,742
Oceaneering International, Inc.	11,853	697,075
Weatherford International plc*	56,920	651,734
Superior Energy Services, Inc.	24,928	502,299
Core Laboratories N.V.	3,955	475,945
RPC, Inc.	35,916	468,345
Oil States International, Inc.*	9,381	458,731
Helix Energy Solutions Group, Inc.*	20,695	449,082
Bristow Group, Inc.	6,785	446,385
Exterran Holdings, Inc.	13,235	431,196
SEACOR Holdings, Inc.*	4,604	339,821
Frank's International N.V.	18,750	311,813
CARBO Ceramics, Inc.[1]	6,584	263,689
C&J Energy Services, Inc.*	18,788	248,189
Gulfmark Offshore, Inc. — Class A	9,248	225,836
Basic Energy Services, Inc.*	23,057	161,630
Total Oil-Field Services		12,158,698
Oil & Gas Drilling - 26.2%
Transocean Ltd.[1]	49,383	905,190
Helmerich & Payne, Inc.	11,776	793,938
Nabors Industries Ltd.	58,642	761,173
Ensco plc — Class A	23,903	715,895
Noble Corporation plc	41,176	682,286
Seadrill Ltd.	53,034	633,226
Diamond Offshore Drilling, Inc.[1]	16,405	602,228
Rowan Companies plc — Class A	21,244	495,410
Patterson-UTI Energy, Inc.	27,118	449,888
Atwood Oceanics, Inc.	13,717	389,151
Precision Drilling Corp.	53,860	326,392
Total Oil & Gas Drilling		6,754,777
Oil Field Machinery & Equipment - 19.4%
National Oilwell Varco, Inc.	23,020	1,508,502
FMC Technologies, Inc.*	20,454	958,065
Cameron International Corp.*	18,352	916,682
Dresser-Rand Group, Inc.*	8,513	696,363
Dril-Quip, Inc.*	6,559	503,272
Forum Energy Technologies, Inc.*	20,070	416,051
Total Oil Field Machinery & Equipment		4,998,935
Transport-Marine - 2.5%
Tidewater, Inc.	11,219	363,608
Hornbeck Offshore Services, Inc.*	11,737	293,073
Total Transport-Marine		656,681
Steel Pipe & Tube - 1.5%
Tenaris S.A. ADR	13,081	395,177
Oil Company-Exploration & Production - 1.5%
Unit Corp.*	11,101	378,544
Diversified Minerals - 1.3%
US Silica Holdings, Inc.	13,240	340,136
Total Common Stocks
(Cost $12,857,054)		25,682,948

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.4%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$714,362	714,362
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	288,722	288,722
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	136,920	136,920
Total Securities Lending Collateral
(Cost $1,140,004)		1,140,004
Total Investments - 103.9%
(Cost $13,997,058)		$26,822,952
Other Assets & Liabilities, net - (3.9)%		(1,020,407)
Total Net Assets - 100.0%		$25,802,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 90.2%
Consumer, Non-cyclical – 35.9%
Nestle S.A. ADR	12,425	$906,404
Novartis AG ADR	9,676	896,579
Roche Holding AG ADR	21,048	715,422
Bayer AG ADR	3,238	443,088
Sanofi ADR	9,298	424,082
GlaxoSmithKline plc ADR	9,464	404,491
British American Tobacco plc ADR	3,655	394,082
AstraZeneca plc ADR	4,996	351,618
Anheuser-Busch InBev N.V. ADR	2,973	333,927
Diageo plc ADR	2,452	279,749
Unilever N.V. — Class Y	6,226	243,063
Unilever plc ADR	5,274	213,492
Reckitt Benckiser Group plc ADR	12,796	212,030
Indivior plc ADR*	121	1,367
Total Consumer, Non-cyclical		5,819,394
Financial - 21.4%
HSBC Holdings plc ADR	14,559	687,622
Banco Santander S.A. ADR	47,008	391,577
Allianz SE ADR	17,726	293,720
BNP Paribas S.A. ADR	8,885	261,041
Lloyds Banking Group plc ADR*	51,508	238,997
Barclays plc ADR	15,726	236,047
Prudential plc ADR	5,077	234,405
UBS AG	14,036	232,015
Banco Bilbao Vizcaya Argentaria S.A. ADR	23,462	220,308
ING Groep N.V. ADR*	15,022	194,835
Zurich Insurance Group AG ADR	5,553	173,254
Credit Suisse Group AG ADR	6,460	162,017
Deutsche Bank AG	4,807	144,306
Total Financial		3,470,144
Energy - 11.0%
Royal Dutch Shell plc — Class A ADR	7,556	505,874
Total S.A. ADR	9,161	469,043
BP plc ADR	11,771	448,711
Eni SpA ADR	5,195	181,357
BG Group plc ADR	13,292	177,581
Total Energy		1,782,566
Communications - 5.9%
Vodafone Group plc ADR	10,580	361,519
Telefonica S.A. ADR	15,388	218,656
BT Group plc ADR	3,206	198,740
Deutsche Telekom AG ADR	11,547	183,482
Total Communications		962,397
Basic Materials - 5.5%
BASF SE ADR	3,640	303,540
Rio Tinto plc ADR	4,757	219,107
BHP Billiton Ltd. ADR	3,897	184,406
Air Liquide S.A. ADR	7,332	180,734
Total Basic Materials		887,787
Industrial - 4.4%
Siemens AG ADR	3,198	358,176
ABB Ltd. ADR	9,035	191,090
Schneider Electric SE ADR	11,071	159,533
Total Industrial		708,799
Consumer, Cyclical - 3.1%
Daimler AG ADR	3,924	324,868
Cie Financiere Richemont S.A. ADR	20,120	178,464
Total Consumer, Cyclical		503,332
Technology - 1.7%
SAP SE ADR	3,834	267,038
Utilities - 1.3%
National Grid plc ADR	3,056	215,937
Total Common Stocks
(Cost $14,189,436)		14,617,394

MUTUAL FUNDS† - 0.4%
Guggenheim Strategy Fund I1	2,373	58,942
Total Mutual Funds
(Cost $59,100)		58,942

	Face Amount
REPURCHASE AGREEMENTS††,2 - 13.3%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$1,403,035	1,403,035
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	757,979	757,979
Total Repurchase Agreements
(Cost $2,161,014)		2,161,014
Total Investments - 103.9%
(Cost $16,409,550)		$16,837,350
Other Assets & Liabilities, net - (3.9)%		(631,607)
Total Net Assets - 100.0%		$16,205,743

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED††
March 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $4,992,579)	141	$14,662

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $5,145,900)	34	$(104,301)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2%
Consumer, Cyclical - 6.2%
General Motors Co.	1,640	$57,252
Delta Air Lines, Inc.	870	42,794
American Airlines Group, Inc.	760	40,759
United Continental Holdings, Inc.*	380	25,418
L Brands, Inc.	290	25,099
Royal Caribbean Cruises Ltd.	240	19,783
Wynn Resorts Ltd.	100	14,875
Best Buy Company, Inc.	360	14,033
TRW Automotive Holdings Corp.*	120	12,342
Signet Jewelers Ltd.	90	11,841
PVH Corp.	90	11,535
Hanesbrands, Inc.	100	11,161
MGM Resorts International*	510	10,904
Norwegian Cruise Line Holdings Ltd.*	220	10,287
DR Horton, Inc.	370	9,357
Jarden Corp.*	195	9,337
Lennar Corp. — Class A	200	8,962
Lear Corp.	90	8,827
LKQ Corp.*	310	8,716
Foot Locker, Inc.	150	8,427
PulteGroup, Inc.	380	8,155
Goodyear Tire & Rubber Co.	280	8,000
Rite Aid Corp.*	1,040	7,821
Dillard's, Inc. — Class A	50	6,259
Toll Brothers, Inc.*	180	6,168
Allison Transmission Holdings, Inc.	180	6,102
HD Supply Holdings, Inc.*	200	5,898
Carter's, Inc.	60	5,239
Sally Beauty Holdings, Inc.*	170	5,226
Office Depot, Inc.*	560	4,802
Brinker International, Inc.	80	4,696
Brunswick Corp.	90	4,613
Allegiant Travel Co. — Class A	30	4,510
Penske Automotive Group, Inc.	90	4,416
Oshkosh Corp.	90	4,379
Cinemark Holdings, Inc.	120	4,270
GameStop Corp. — Class A	120	4,056
Sears Holdings Corp.*	120	3,957
CST Brands, Inc.	90	3,925
Dana Holding Corp.	180	3,913
Six Flags Entertainment Corp.	90	3,884
WESCO International, Inc.*	50	3,811
Scotts Miracle-Gro Co. — Class A	60	3,739
Vail Resorts, Inc.	40	3,645
Gaming and Leisure Properties, Inc.	120	3,521
Wendy's Co.	380	3,431
Tenneco, Inc.*	60	3,397
Choice Hotels International, Inc.	60	3,361
Tempur Sealy International, Inc.*	60	3,295
Regal Entertainment Group — Class A	150	3,204
Asbury Automotive Group, Inc.*	40	3,037
Navistar International Corp.*	90	3,013
Wolverine World Wide, Inc.	100	2,947
Brookfield Residential Properties, Inc.*	120	2,886
Cedar Fair, LP	60	2,870
Churchill Downs, Inc.	30	2,859
Group 1 Automotive, Inc.	30	2,689
TRI Pointe Homes, Inc.*	170	2,593
AMC Entertainment Holdings, Inc. — Class A	90	2,356
Taylor Morrison Home Corp. — Class A*	120	2,267
Outerwall, Inc.*	30	2,257
DreamWorks Animation SKG, Inc. — Class A*	100	2,233
Men's Wearhouse, Inc.	50	2,208
Cooper Tire & Rubber Co.	60	2,079
JC Penney Company, Inc.*	320	2,074
Standard Pacific Corp.*	280	2,041
American Axle & Manufacturing Holdings, Inc.*	90	2,033
Mobile Mini, Inc.	50	2,026
Ferrellgas Partners, LP	90	1,978
Ryland Group, Inc.	50	1,928
Gol Linhas Aereas Inteligentes S.A. ADR*	310	1,783
First Cash Financial Services, Inc.*	30	1,670
Sonic Automotive, Inc. — Class A	60	1,622
Brown Shoe Company, Inc.	50	1,608
Boyd Gaming Corp.*	120	1,534
Meritor, Inc.*	100	1,515
KB Home	90	1,490
Meritage Homes Corp.*	40	1,440
Pinnacle Entertainment, Inc.*	60	1,335
MDC Holdings, Inc.	50	1,324
Interface, Inc. — Class A	80	1,318
Penn National Gaming, Inc.*	90	1,236
Scientific Games Corp. — Class A*	90	1,146
H&E Equipment Services, Inc.	40	1,124
Pantry, Inc.*	30	1,112
National CineMedia, Inc.	60	862
William Lyon Homes — Class A*	40	811
Carmike Cinemas, Inc.*	30	788
Conn's, Inc.*	40	748
M/I Homes, Inc.*	30	689
Titan International, Inc.	60	638
WCI Communities, Inc.*	30	587
Beazer Homes USA, Inc.*	30	581
Hovnanian Enterprises, Inc. — Class A*	140	578
Isle of Capri Casinos, Inc.*	50	419
Ruby Tuesday, Inc.*	60	410
Quiksilver, Inc.*	180	398
Carrols Restaurant Group, Inc.*	40	305
Commercial Vehicle Group, Inc.*	40	266
Perry Ellis International, Inc.*	10	259
Christopher & Banks Corp.*	40	228

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2% (continued)
Consumer, Cyclical - 6.2% (continued)
Bon-Ton Stores, Inc.	30	$222
Total Consumer, Cyclical		581,822
Consumer, Non-cyclical - 4.6%
Valeant Pharmaceuticals International, Inc.*	330	47,225
HCA Holdings, Inc.*	440	32,291
Fresenius Medical Care AG & Co. KGaA ADR	650	24,141
Constellation Brands, Inc. — Class A*	190	18,652
DaVita HealthCare Partners, Inc.*	230	17,420
ConAgra Foods, Inc.	450	16,326
Grifols S.A. ADR	400	13,596
Mallinckrodt plc*	120	11,884
Hertz Global Holdings, Inc.*	460	11,473
Catamaran Corp.*	220	11,385
Hospira, Inc.*	180	11,025
Endo International plc*	150	10,818
United Rentals, Inc.*	100	10,201
Universal Health Services, Inc. — Class B	90	10,013
Salix Pharmaceuticals Ltd.*	80	9,195
Pilgrim's Pride Corp.*	270	8,853
Hologic, Inc.*	280	7,487
Avis Budget Group, Inc.*	100	6,633
Omnicare, Inc.	90	6,564
ADT Corp.	180	6,521
Community Health Systems, Inc.*	120	6,470
WhiteWave Foods Co. — Class A*	180	6,298
Centene Corp.*	60	6,231
Teleflex, Inc.	50	5,741
Spectrum Brands Holdings, Inc.	60	5,741
Live Nation Entertainment, Inc.*	200	5,222
Service Corporation International	220	4,994
Health Net, Inc.*	90	4,818
Tenet Healthcare Corp.*	90	4,560
TreeHouse Foods, Inc.*	50	4,277
Pinnacle Foods, Inc.	120	4,236
WellCare Health Plans, Inc.*	50	4,103
WEX, Inc.*	40	3,957
Acadia Healthcare Company, Inc.*	60	3,673
LifePoint Hospitals, Inc.*	50	3,596
HealthSouth Corp.	90	3,461
Sotheby's	80	3,454
Alere, Inc.*	90	3,420
RR Donnelley & Sons Co.	200	3,361
Avanir Pharmaceuticals, Inc. — Class A*	190	3,221
Deluxe Corp.	50	3,113
Darling Ingredients, Inc.*	170	3,087
Owens & Minor, Inc.	80	2,809
Amsurg Corp. — Class A*	50	2,737
SUPERVALU, Inc.*	280	2,716
Rent-A-Center, Inc.	60	2,179
Vector Group Ltd.	100	2,131
Post Holdings, Inc.*	50	2,095
Prestige Brands Holdings, Inc.*	60	2,083
Revlon, Inc. — Class A*	60	2,049
FTI Consulting, Inc.*	50	1,932
Cardtronics, Inc.*	50	1,929
Select Medical Holdings Corp.	130	1,872
B&G Foods, Inc.	60	1,794
Dean Foods Co.	90	1,744
ExamWorks Group, Inc.*	40	1,664
Kindred Healthcare, Inc.	80	1,454
PHH Corp.*	50	1,198
Quad/Graphics, Inc.	50	1,148
Diamond Foods, Inc.*	40	1,129
ACCO Brands Corp.*	120	1,081
Stonemor Partners, LP	40	1,031
Hanger, Inc.*	40	876
Elizabeth Arden, Inc.*	40	856
Gentiva Health Services, Inc.*	40	762
Chiquita Brands International, Inc.*	50	723
Cott Corp.	90	619
BioScrip, Inc.*	80	559
Great Lakes Dredge & Dock Corp.*	60	514
SFX Entertainment, Inc.*	90	408
Cenveo, Inc.*	80	168
Total Consumer, Non-cyclical		430,997
Communications - 4.4%
Liberty Global plc — Class A*	810	40,666
DISH Network Corp. — Class A*	470	34,258
Nokia Oyj ADR	3,980	31,282
CenturyLink, Inc.	590	23,352
T-Mobile US, Inc.*	840	22,630
Netflix, Inc.*	60	20,496
Sirius XM Holdings, Inc.*	5,720	20,020
Telecom Italia SpA ADR*	1,860	19,604
Nielsen N.V.	400	17,892
Level 3 Communications, Inc.*	360	17,776
Charter Communications, Inc. — Class A*	100	16,662
Liberty Interactive Corp. — Class A*	490	14,415
Equinix, Inc.	60	13,604
Expedia, Inc.	130	11,097
Alcatel-Lucent ADR*	2,890	10,260
Interpublic Group of Companies, Inc.	440	9,139
Gannett Company, Inc.	240	7,663
Frontier Communications Corp.	1,040	6,937
VeriSign, Inc.*	120	6,840
CDW Corp.	180	6,331
Cablevision Systems Corp. — Class A	280	5,779
IAC/InterActiveCorp	90	5,471
AMC Networks, Inc. — Class A*	80	5,102
EchoStar Corp. — Class A*	90	4,725
CommScope Holding Company, Inc.*	200	4,566
United States Cellular Corp.*	90	3,585
Anixter International, Inc.*	40	3,538

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2% (continued)
Communications - 4.4% (continued)
ViaSat, Inc.*	50	$3,152
j2 Global, Inc.	50	3,100
Media General, Inc.*	178	2,983
Starz — Class A*	100	2,970
West Corp.	90	2,970
DigitalGlobe, Inc.*	90	2,787
Sinclair Broadcast Group, Inc. — Class A	90	2,462
Nexstar Broadcasting Group, Inc. — Class A	40	2,072
New York Times Co. — Class A	150	1,983
Cogent Communications Holdings, Inc.	50	1,770
NeuStar, Inc. — Class A*	60	1,668
Consolidated Communications Holdings, Inc.	50	1,392
Bankrate, Inc.*	100	1,243
MDC Partners, Inc. — Class A	50	1,136
Cumulus Media, Inc. — Class A*	260	1,100
Cincinnati Bell, Inc.*	220	702
General Communication, Inc. — Class A*	50	688
Gray Television, Inc.*	60	672
EarthLink Holdings Corp.	100	439
McClatchy Co. — Class A*	90	299
Dex Media, Inc.*	30	269
Total Communications		419,547
Energy - 3.9%
Kinder Morgan, Inc.	1,269	53,691
Williams Companies, Inc.	770	34,603
MarkWest Energy Partners, LP	200	13,437
Chesapeake Energy Corp.	680	13,307
Concho Resources, Inc.*	120	11,970
Antero Resources Corp.*	280	11,362
Cheniere Energy Partners, LP	350	11,200
ONEOK, Inc.	220	10,954
Regency Energy Partners, LP	420	10,080
Tesoro Corp.	130	9,666
Range Resources Corp.	180	9,621
Cimarex Energy Co.	90	9,540
CONSOL Energy, Inc.	240	8,115
Dresser-Rand Group, Inc.*	90	7,362
Whiting Petroleum Corp.*	178	5,874
Targa Resources Partners, LP	120	5,746
Energen Corp.	90	5,738
Tesoro Logistics, LP	90	5,297
NuStar Energy, LP	90	5,198
Boardwalk Pipeline Partners, LP	260	4,620
QEP Resources, Inc.	200	4,044
Newfield Exploration Co.*	140	3,797
Western Refining, Inc.	100	3,778
Gulfport Energy Corp.*	90	3,757
Diamondback Energy, Inc.*	60	3,587
Linn Energy LLC	350	3,545
CVR Energy, Inc.	90	3,483
Murphy USA, Inc.*	50	3,443
SemGroup Corp. — Class A	50	3,420
Denbury Resources, Inc.	410	3,333
SM Energy Co.	80	3,086
Superior Energy Services, Inc.	150	3,022
Baytex Energy Corp.	180	2,990
Rice Energy, Inc.*	140	2,936
Bristow Group, Inc.	40	2,631
Suburban Propane Partners, LP	60	2,594
WPX Energy, Inc.*	220	2,559
Summit Midstream Partners, LP	60	2,280
RSP Permian, Inc.*	90	2,262
Ultra Petroleum Corp.*	170	2,237
SEACOR Holdings, Inc.*	30	2,214
Peabody Energy Corp.	280	2,167
Carrizo Oil & Gas, Inc.*	50	2,080
Northern Tier Energy, LP	90	1,993
Exterran Holdings, Inc.	60	1,955
Forum Energy Technologies, Inc.*	90	1,866
Holly Energy Partners, LP	60	1,795
Calumet Specialty Products Partners, LP	80	1,793
Rosetta Resources, Inc.*	80	1,785
Precision Drilling Corp.	290	1,758
Unit Corp.*	50	1,705
Atwood Oceanics, Inc.	60	1,702
Oasis Petroleum, Inc.*	100	1,654
PDC Energy, Inc.*	40	1,651
Laredo Petroleum, Inc.*	150	1,553
SunCoke Energy, Inc.	80	1,547
BreitBurn Energy Partners, LP	219	1,533
LinnCo LLC	140	1,452
Vanguard Natural Resources LLC	90	1,356
Memorial Production Partners, LP	90	1,312
Ocean Rig UDW, Inc.	130	1,206
Natural Resource Partners, LP	130	1,203
Bonanza Creek Energy, Inc.*	50	1,200
SunCoke Energy Partners, LP	40	1,085
Pacific Drilling S.A.*	220	1,021
Stone Energy Corp.*	60	1,013
Westmoreland Coal Co.*	30	996
SandRidge Energy, Inc.*	540	983
EV Energy Partners, LP	50	964
Atlas Resource Partners, LP	90	963
Legacy Reserves, LP	80	914
Halcon Resources Corp.*	470	837
McDermott International, Inc.*	260	757
Gulfmark Offshore, Inc. — Class A	30	733
Magnum Hunter Resources Corp.*	220	691
Bill Barrett Corp.*	60	683
W&T Offshore, Inc.	90	661
Clayton Williams Energy, Inc.*	10	638
EXCO Resources, Inc.	290	629
Penn Virginia Corp.*	90	601
Jones Energy, Inc. — Class A*	50	571
Sanchez Energy Corp.*	60	557
Cloud Peak Energy, Inc.*	60	551
CSI Compressco, LP	40	523
ION Geophysical Corp.*	180	495

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2% (continued)
Energy - 3.9% (continued)
Pioneer Energy Services Corp.*	80	$443
Triangle Petroleum Corp.*	90	430
Parker Drilling Co.*	130	399
Arch Coal, Inc.	220	392
Alpha Natural Resources, Inc.*	230	384
Basic Energy Services, Inc.*	50	351
Comstock Resources, Inc.	50	341
Northern Oil and Gas, Inc.*	60	339
Approach Resources, Inc.*	50	320
Rex Energy Corp.*	60	306
PetroQuest Energy, Inc.*	80	299
Energy XXI Ltd.	90	293
Key Energy Services, Inc.*	170	284
Goodrich Petroleum Corp.*	50	222
Gastar Exploration, Inc.*	90	217
Swift Energy Co.*	50	203
Hercules Offshore, Inc.*	170	170
Warren Resources, Inc.*	90	145
Midstates Petroleum Company, Inc.*	90	136
Resolute Energy Corp.*	90	119
Niska Gas Storage Partners LLC — Class U	40	118
Walter Energy, Inc.	80	110
Forest Oil Corp.*	100	23
Total Energy		371,555
Financial - 3.6%
Royal Bank of Scotland Group plc ADR*	5,880	71,206
Discover Financial Services	470	30,779
Crown Castle International Corp.	350	27,544
Regions Financial Corp.	1,430	15,100
Icahn Enterprises, LP	130	12,021
CBRE Group, Inc. — Class A*	350	11,987
SL Green Realty Corp.	90	10,712
Unum Group	270	9,418
CIT Group, Inc.	190	9,088
AerCap Holdings N.V.*	230	8,928
Iron Mountain, Inc.	200	7,732
E*TRADE Financial Corp.*	290	7,034
Lazard Ltd. — Class A	140	7,004
Realogy Holdings Corp.*	150	6,674
Zions Bancorporation	220	6,272
Howard Hughes Corp.*	40	5,217
Omega Healthcare Investors, Inc.	130	5,080
Lamar Advertising Co. — Class A	90	4,828
SLM Corp.	450	4,586
Corrections Corporation of America	120	4,361
Credit Acceptance Corp.*	30	4,092
American Capital Ltd.*	280	4,091
Synovus Financial Corp.	140	3,793
CNO Financial Group, Inc.	220	3,788
Geo Group, Inc.	90	3,632
Hanover Insurance Group, Inc.	50	3,566
First Horizon National Corp.	260	3,531
Popular, Inc.*	100	3,405
MGIC Investment Corp.*	350	3,262
Radian Group, Inc.	190	3,177
First Niagara Financial Group, Inc.	370	3,119
CoreLogic, Inc.*	90	2,844
DuPont Fabros Technology, Inc.	80	2,659
Ryman Hospitality Properties, Inc.	50	2,637
American Equity Investment Life Holding Co.	90	2,627
Nationstar Mortgage Holdings, Inc.*	90	2,537
Medical Properties Trust, Inc.	180	2,480
Kennedy-Wilson Holdings, Inc.	90	2,277
Potlatch Corp.	50	2,094
Ocwen Financial Corp.*	130	1,963
Ladder Capital Corp. — Class A*	100	1,961
Aircastle Ltd.	90	1,923
Sabra Health Care REIT, Inc.	60	1,822
Aviv REIT, Inc.	50	1,724
FelCor Lodging Trust, Inc.	130	1,407
KCG Holdings, Inc. — Class A*	120	1,398
QTS Realty Trust, Inc. — Class A	40	1,354
iStar Financial, Inc.*	90	1,229
CyrusOne, Inc.	40	1,102
Ladenburg Thalmann Financial Services, Inc.*	200	790
GFI Group, Inc.	130	709
Walter Investment Management Corp.*	40	660
Fly Leasing Ltd. ADR	50	658
Forestar Group, Inc.*	40	616
Total Financial		344,498
Industrial - 2.5%
SBA Communications Corp. — Class A*	130	14,398
TransDigm Group, Inc.	60	11,780
Ball Corp.	140	9,543
Sensata Technologies Holding N.V.*	180	9,434
Sealed Air Corp.	220	9,334
Masco Corp.	370	9,324
Martin Marietta Materials, Inc.	80	8,826
Vulcan Materials Co.	130	8,545
Crown Holdings, Inc.*	140	7,126
Flextronics International Ltd.*	610	6,820
Spirit AeroSystems Holdings, Inc. — Class A*	140	6,026
B/E Aerospace, Inc.*	100	5,802
Huntington Ingalls Industries, Inc.	50	5,623
Alliant Techsystems, Inc.	40	4,650
Owens-Illinois, Inc.*	170	4,588
AECOM Technology Corp.*	150	4,556
Graphic Packaging Holding Co.*	330	4,495
Esterline Technologies Corp.*	40	4,387
Jabil Circuit, Inc.	200	4,366
Owens Corning	120	4,298
SPX Corp.	50	4,296
Trinity Industries, Inc.	150	4,202
USG Corp.*	150	4,199

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2% (continued)
Industrial - 2.5% (continued)
Teekay Corp.	80	$4,071
Swift Transportation Co. — Class A*	140	4,008
Belden, Inc.	50	3,941
Zebra Technologies Corp. — Class A*	50	3,871
Triumph Group, Inc.	50	3,361
XPO Logistics, Inc.*	80	3,270
Silgan Holdings, Inc.	60	3,216
Manitowoc Company, Inc.	140	3,094
Clean Harbors, Inc.*	60	2,883
Covanta Holding Corp.	130	2,861
Terex Corp.	100	2,788
Masonite International Corp.*	40	2,458
Greif, Inc. — Class A	50	2,362
Louisiana-Pacific Corp.*	140	2,318
Actuant Corp. — Class A	80	2,179
Sanmina Corp.*	90	2,118
KLX, Inc.*	50	2,063
MasTec, Inc.*	90	2,035
EnPro Industries, Inc.*	30	1,883
Boise Cascade Co.*	50	1,858
Mueller Water Products, Inc. — Class A	170	1,741
Harsco Corp.	90	1,700
Constellium N.V. — Class A*	100	1,643
Dycom Industries, Inc.*	40	1,404
Tutor Perini Corp.*	50	1,204
Headwaters, Inc.*	80	1,199
Ply Gem Holdings, Inc.*	80	1,118
AAR Corp.	40	1,111
GenCorp, Inc.*	60	1,098
Martin Midstream Partners, LP	40	1,075
Briggs & Stratton Corp.	50	1,021
Hornbeck Offshore Services, Inc.*	40	999
LSB Industries, Inc.*	30	943
Columbus McKinnon Corp.	30	841
Nortek, Inc.*	10	813
Griffon Corp.	60	798
General Cable Corp.	50	745
GrafTech International Ltd.*	140	708
Builders FirstSource, Inc.*	100	687
Gibraltar Industries, Inc.*	40	650
Era Group, Inc.*	30	635
Park-Ohio Holdings Corp.	10	630
Navios Maritime Acquisition Corp.	150	545
Navios Maritime Holdings, Inc.	100	411
Quality Distribution, Inc.*	30	319
Kratos Defense & Security Solutions, Inc.*	60	301
CHC Group Ltd.*	90	290
Ducommun, Inc.*	10	253
AM Castle & Co.*	30	239
Total Industrial		238,377
Technology - 1.6%
Micron Technology, Inc.*	1,130	39,561
Seagate Technology plc	330	21,945
NXP Semiconductor N.V.*	270	20,628
Activision Blizzard, Inc.	760	15,314
IHS, Inc. — Class A*	80	9,111
Freescale Semiconductor Ltd.*	310	7,821
Brocade Communications Systems, Inc.	450	5,328
NCR Corp.*	180	5,245
Nuance Communications, Inc.*	330	4,709
Solera Holdings, Inc.	80	4,095
iGATE Corp.*	90	3,553
ACI Worldwide, Inc.*	120	2,420
Advanced Micro Devices, Inc.*	790	2,109
Entegris, Inc.*	140	1,849
Amkor Technology, Inc.*	230	1,633
Unisys Corp.*	50	1,474
MedAssets, Inc.*	60	1,186
Magnachip Semiconductor Corp.*	40	520
Total Technology		148,501
Basic Materials - 1.4%
Alcoa, Inc.	1,230	19,421
ArcelorMittal	1,730	19,082
Ashland, Inc.	90	10,777
Celanese Corp. — Class A	150	8,994
WR Grace & Co.*	80	7,631
Rockwood Holdings, Inc.	80	6,304
Huntsman Corp.	260	5,923
Steel Dynamics, Inc.	260	5,132
Eldorado Gold Corp.	730	4,438
United States Steel Corp.	150	4,011
Compass Minerals International, Inc.	40	3,473
PolyOne Corp.	90	3,412
Axiall Corp.	80	3,398
Tronox Ltd. — Class A	120	2,866
Chemtura Corp.*	90	2,226
Century Aluminum Co.*	90	2,196
New Gold, Inc.*	510	2,193
Kaiser Aluminum Corp.	30	2,143
Clearwater Paper Corp.*	30	2,056
Olin Corp.	90	2,049
Commercial Metals Co.	120	1,955
Resolute Forest Products, Inc.*	90	1,585
PH Glatfelter Co.	50	1,279
AK Steel Holding Corp.*	190	1,129
Hecla Mining Co.	380	1,060
IAMGOLD Corp.*	360	972
AuRico Gold, Inc.	260	853
Kraton Performance Polymers, Inc.*	40	832
Horsehead Holding Corp.*	50	792
Koppers Holdings, Inc.	30	779
Mercer International, Inc.*	60	737
Neenah Paper, Inc.	10	603
Rentech Nitrogen Partners, LP	50	526
Coeur Mining, Inc.*	100	511
Thompson Creek Metals Company, Inc.*	230	384

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 30.2% (continued)
Basic Materials - 1.4% (continued)
Noranda Aluminum Holding Corp.	80	$282
Molycorp, Inc.*	260	229
Total Basic Materials		132,233
Utilities - 1.2%
Exelon Corp.	880	32,630
FirstEnergy Corp.	440	17,156
Northeast Utilities	320	17,126
AES Corp.	720	9,915
NRG Energy, Inc.	350	9,432
Calpine Corp.*	410	9,073
AmeriGas Partners, LP	90	4,313
NRG Yield, Inc. — Class A	90	4,243
Dynegy, Inc.*	120	3,642
NGL Energy Partners, LP	90	2,519
Atlantic Power Corp.	120	325
Total Utilities		110,374
Diversified Infrastructure - 0.3%
Energy Transfer Equity, LP	550	31,559
Gathering & Processing - 0.2%
Access Midstream Partners, LP	220	11,924
Atlas Pipeline Partners, LP	90	2,453
Total Gathering & Processing		14,377
Diversified - 0.1%
Leucadia National Corp.	380	8,520
Harbinger Group, Inc.*	220	3,115
Total Diversified		11,635
Midstream Natural Gas - 0.1%
EQT Midstream Partners, LP	60	5,280
Crestwood Midstream Partners, LP	190	2,884
Total Midstream Natural Gas		8,164
Midstream Oil - 0.1%
Genesis Energy, LP	90	3,818
Rose Rock Midstream, LP	40	1,818
Total Midstream Oil		5,636
Other Master Limited Partnerships - 0.0%
Exterran Partners, LP	60	1,297
Total Common Stocks
(Cost $2,839,726)		2,850,572

EXCHANGE-TRADED FUNDS† - 21.6%
iShares iBoxx $ High Yield Corporate Bond ETF	22,700	2,033,920
Total Exchange-Traded Funds
(Cost $1,984,813)		2,033,920

MUTUAL FUNDS†,1 - 23.6%
Guggenheim Strategy Fund II	45,055	1,119,637
Guggenheim Strategy Fund I	44,769	1,112,073
Total Mutual Funds
(Cost $2,242,605)		2,231,710

	Face Amount
REPURCHASE AGREEMENTS††,2 - 11.4%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$700,848	700,848
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	378,628	378,628
Total Repurchase Agreements
(Cost $1,079,477)		1,079,476
Total Investments - 86.8%
(Cost $8,146,621)		$8,195,678
Other Assets & Liabilities, net - 13.2%		1,249,330
Total Net Assets - 100.0%		$9,445,008

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $5,111,289)	43	$(4,608)

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International, LLC March 2015 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 03/19/15 (Notional Value $6,397,593)	5,839	$16,034
Credit Suisse International, LLC March 2015 Credit Suisse lliquidity Premium Liquid Index Swap, Terminating 03/19/15 (Notional Value $757,354)	638	5,636
(Total Notional Value $7,154,947)		$21,670

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation/ Depreciation
CDX.HY-23 Index	Barclays Bank plc	5.00%	12/20/19	$2,000,000	$(2,122,604)	$115,889	$6,915
CDX.HY-23 Index	Goldman Sachs International	5.00%	12/20/19	4,600,000	(4,881,989)	290,681	(8,230)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 8.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Diversified Banking Institutions - 9.4%
JPMorgan Chase & Co.	21,597	$1,351,539
Bank of America Corp.	67,301	1,204,015
Citigroup, Inc.	20,843	1,127,815
Goldman Sachs Group, Inc.	4,266	826,879
Morgan Stanley	19,794	768,007
HSBC Holdings plc ADR	6,224	293,960
Deutsche Bank AG	9,506	285,370
Total Diversified Banking Institutions		5,857,585
Super-Regional Banks-U.S. - 8.0%
Wells Fargo & Co.	26,306	1,442,095
U.S. Bancorp	17,353	780,017
PNC Financial Services Group, Inc.	6,582	600,476
Capital One Financial Corp.	7,191	593,617
SunTrust Banks, Inc.	9,759	408,902
Fifth Third Bancorp	17,613	358,865
KeyCorp	21,806	303,103
Huntington Bancshares, Inc.	23,756	249,913
Comerica, Inc.	5,254	246,097
Total Super-Regional Banks-U.S.		4,983,085
Multi-Line Insurance - 6.6%
American International Group, Inc.	13,861	776,354
MetLife, Inc.	12,951	700,520
ACE Ltd.	4,042	464,345
Hartford Financial Services Group, Inc.	8,821	367,747
Loews Corp.	8,299	348,724
XL Group plc — Class A	9,397	322,975
Voya Financial, Inc.	6,600	279,708
Cincinnati Financial Corp.	4,717	244,482
Assurant, Inc.	2,850	195,026
Genworth Financial, Inc. — Class A*	21,864	185,844
Allstate Corp.	2,589	181,877
Total Multi-Line Insurance		4,067,602
Investment Management/Advisory Services - 5.7%
BlackRock, Inc. — Class A	1,961	701,175
Franklin Resources, Inc.	9,168	507,632
Ameriprise Financial, Inc.	3,152	416,852
T. Rowe Price Group, Inc.	4,683	402,082
Invesco Ltd.	9,028	356,787
Affiliated Managers Group, Inc.*	1,410	299,258
Legg Mason, Inc.	4,000	213,480
Waddell & Reed Financial, Inc. — Class A	3,700	184,334
Eaton Vance Corp.	4,446	181,975
Janus Capital Group, Inc.	9,499	153,219
WisdomTree Investments, Inc.	8,469	132,752
Total Investment Management/Advisory Services		3,549,546
Commercial Banks-Non-U.S. - 5.0%
Itau Unibanco Holding S.A. ADR	30,991	403,192
Banco Bradesco S.A. ADR	28,307	378,465
ICICI Bank Ltd. ADR	28,356	327,512
Banco Santander S.A. ADR	36,742	306,061
Toronto-Dominion Bank	6,190	295,758
HDFC Bank Ltd. ADR	5,709	289,732
Bank of Nova Scotia	5,000	285,400
Credicorp Ltd.	1,770	283,519
Royal Bank of Canada	4,100	283,187
Bank of Montreal	3,900	275,847
Total Commercial Banks-Non-U.S.		3,128,673
Reinsurance - 4.9%
Berkshire Hathaway, Inc. — Class B*	11,025	1,655,403
Everest Re Group Ltd.	1,820	309,946
RenaissanceRe Holdings Ltd.	2,950	286,799
Axis Capital Holdings Ltd.	5,520	282,017
PartnerRe Ltd.	2,470	281,901
Reinsurance Group of America, Inc. — Class A	2,490	218,174
Total Reinsurance		3,034,240
REITs-Diversified - 4.9%
American Tower Corp. — Class A	5,560	549,605
Crown Castle International Corp.	5,471	430,568
Vornado Realty Trust	3,512	413,398
Weyerhaeuser Co.	10,513	377,312
Digital Realty Trust, Inc.	3,963	262,747
Plum Creek Timber Company, Inc.	5,405	231,280
Duke Realty Corp.	11,319	228,644
Liberty Property Trust	5,430	204,331
Rayonier, Inc.	5,894	164,678
EPR Properties	2,600	149,838
Total REITs-Diversified		3,012,401
Life/Health Insurance - 3.8%
Prudential Financial, Inc.	6,110	552,710
Aflac, Inc.	7,312	446,690
Lincoln National Corp.	5,940	342,560
Principal Financial Group, Inc.	6,497	337,454
Unum Group	7,393	257,868
Torchmark Corp.	4,270	231,306
Protective Life Corp.	2,780	193,627
Total Life/Health Insurance		2,362,215
REITs-Apartments - 3.5%
Equity Residential	6,137	440,882
AvalonBay Communities, Inc.	2,364	386,254
Essex Property Trust, Inc.	1,401	289,447
UDR, Inc.	7,804	240,519
Camden Property Trust	2,958	218,419
Mid-America Apartment Communities, Inc.	2,790	208,357
Apartment Investment & Management Co. — Class A	5,540	205,811
American Campus Communities, Inc.	4,320	178,675
Total REITs-Apartments		2,168,364
Property & Casualty Insurance - 3.5%
Travelers Companies, Inc.	4,864	514,854
Chubb Corp.	4,030	416,984
Progressive Corp.	12,946	349,413
Arch Capital Group Ltd.*	4,560	269,496
WR Berkley Corp.	4,338	222,366

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Property & Casualty Insurance - 3.5% (continued)
Alleghany Corp.*	470	$217,845
AmTrust Financial Services, Inc.[1]	3,100	174,375
Total Property & Casualty Insurance		2,165,333
REITs-Office Property - 3.3%
Boston Properties, Inc.	2,948	379,378
American Realty Capital Properties, Inc.	31,416	284,315
SL Green Realty Corp.	2,343	278,864
Alexandria Real Estate Equities, Inc.	2,470	219,188
Kilroy Realty Corp.	3,100	214,117
BioMed Realty Trust, Inc.	8,310	178,997
Douglas Emmett, Inc.	6,000	170,400
Highwoods Properties, Inc.	3,790	167,821
Brandywine Realty Trust	9,100	145,418
Total REITs-Office Property		2,038,498
REITs-Regional Malls - 2.8%
Simon Property Group, Inc.	3,439	626,276
General Growth Properties, Inc.	15,159	426,423
Macerich Co.	3,752	312,954
Taubman Centers, Inc.	2,390	182,644
Tanger Factory Outlet Centers, Inc.	4,510	166,690
Total REITs-Regional Malls		1,714,987
REITs-Health Care - 2.7%
Health Care REIT, Inc.	5,681	429,882
Ventas, Inc.	5,324	381,731
HCP, Inc.	8,601	378,702
Omega Healthcare Investors, Inc.	4,962	193,865
Senior Housing Properties Trust	8,477	187,426
American Realty Capital Healthcare Trust, Inc.	10,200	121,380
Total REITs-Health Care		1,692,986
REITs-Shopping Centers - 2.5%
Kimco Realty Corp.	10,921	274,555
Federal Realty Investment Trust	1,888	251,972
Brixmor Property Group, Inc.	9,500	235,980
DDR Corp.	12,157	223,203
Regency Centers Corp.	3,340	213,025
Weingarten Realty Investors	5,120	178,790
Washington Prime Group, Inc.	8,300	142,926
Total REITs-Shopping Centers		1,520,451
Finance-Investment Bankers/Brokers - 2.3%
Charles Schwab Corp.	18,331	553,413
TD Ameritrade Holding Corp.	10,859	388,535
Raymond James Financial, Inc.	4,212	241,305
E*TRADE Financial Corp.*	9,690	235,031
Total Finance-Investment Bankers/Brokers		1,418,284
Fiduciary Banks - 2.3%
Bank of New York Mellon Corp.	14,254	578,285
State Street Corp.	6,330	496,905
Northern Trust Corp.	4,992	336,461
Total Fiduciary Banks		1,411,651
Insurance Brokers - 2.3%
Marsh & McLennan Companies, Inc.	8,302	475,206
Aon plc	4,443	421,330
Willis Group Holdings plc	6,200	277,822
Arthur J Gallagher & Co.	4,940	232,575
Total Insurance Brokers		1,406,933
REITs-Hotels - 2.2%
Host Hotels & Resorts, Inc.	15,216	361,685
Hospitality Properties Trust	6,000	186,000
RLJ Lodging Trust	5,230	175,362
LaSalle Hotel Properties	4,330	175,235
Strategic Hotels & Resorts, Inc.*	12,300	162,729
Sunstone Hotel Investors, Inc.	9,638	159,123
DiamondRock Hospitality Co.	9,700	144,239
Total REITs-Hotels		1,364,373
Finance-Credit Card - 2.2%
American Express Co.	9,333	868,343
Discover Financial Services	7,452	488,031
Total Finance-Credit Card		1,356,374
Finance-Other Services - 2.1%
CME Group, Inc. — Class A	5,220	462,753
Intercontinental Exchange, Inc.	1,877	411,607
NASDAQ OMX Group, Inc.	5,154	247,186
CBOE Holdings, Inc.	2,980	188,992
Total Finance-Other Services		1,310,538
Finance-Consumer Loans - 1.9%
Synchrony Financial*	14,600	434,349
Navient Corp.	11,770	254,350
Santander Consumer USA Holdings, Inc. ADR	11,800	231,398
SLM Corp.	17,677	180,129
Ocwen Financial Corp.*	6,747	101,880
Total Finance-Consumer Loans		1,202,106
REITs-Storage - 1.8%
Public Storage	2,518	465,452
Iron Mountain, Inc.	6,100	235,826
Extra Space Storage, Inc.	3,790	222,246
CubeSmart	7,400	163,318
Total REITs-Storage		1,086,842
REITs-Mortgage - 1.7%
Annaly Capital Management, Inc.	24,901	269,180
American Capital Agency Corp.	10,881	237,532
Starwood Property Trust, Inc.	8,409	195,425
NorthStar Realty Finance Corp.	9,789	172,091
Two Harbors Investment Corp.	16,391	164,238
Total REITs-Mortgage		1,038,466
Commercial Services-Finance - 1.7%
McGraw Hill Financial, Inc.	4,820	428,884
Moody's Corp.	3,989	382,186
SEI Investments Co.	5,600	224,224
Total Commercial Services-Finance		1,035,294
Commercial Banks-Western U.S. - 1.6%
First Republic Bank	4,440	231,413
SVB Financial Group*	1,900	220,533
Zions Bancorporation	7,234	206,241
PacWest Bancorp	4,130	187,750

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Commercial Banks-Western U.S. - 1.6% (continued)
Umpqua Holdings Corp.	9,700	$164,997
Total Commercial Banks-Western U.S.		1,010,934
Commercial Banks-Southern U.S. - 1.6%
BB&T Corp.	12,009	467,029
Regions Financial Corp.	31,217	329,652
Synovus Financial Corp.	6,266	169,746
Total Commercial Banks-Southern U.S.		966,427
Real Estate Management/Services - 1.5%
CBRE Group, Inc. — Class A*	8,610	294,893
Realogy Holdings Corp.*	4,970	221,115
WP Carey, Inc.	3,150	220,815
Jones Lang LaSalle, Inc.	1,400	209,902
Total Real Estate Management/Services		946,725
Savings & Loans/Thrifts-Eastern U.S. - 1.5%
New York Community Bancorp, Inc.	14,490	231,840
Hudson City Bancorp, Inc.	20,030	202,704
People's United Financial, Inc.	12,355	187,549
Investors Bancorp, Inc.	15,200	170,620
First Niagara Financial Group, Inc.	17,470	147,272
Total Savings & Loans/Thrifts-Eastern U.S.		939,985
Commercial Banks-Eastern U.S. - 1.3%
M&T Bank Corp.	2,698	338,923
CIT Group, Inc.	5,471	261,678
Signature Bank*	1,800	226,728
Total Commercial Banks-Eastern U.S.		827,329
REITs-Single Tenant - 1.0%
Realty Income Corp.	5,674	270,707
National Retail Properties, Inc.	4,955	195,078
Spirit Realty Capital, Inc.	15,509	184,402
Total REITs-Single Tenant		650,187
Financial Guarantee Insurance - 1.0%
Assured Guaranty Ltd.	10,890	283,032
MGIC Investment Corp.*	16,660	155,271
Radian Group, Inc.	9,260	154,827
Total Financial Guarantee Insurance		593,130
REITs-Warehouse/Industries - 0.9%
Prologis, Inc.	9,402	404,568
DCT Industrial Trust, Inc.	4,355	155,299
Total REITs-Warehouse/Industries		559,867
Commercial Banks-Central U.S. - 0.5%
Cullen/Frost Bankers, Inc.	2,660	187,902
Texas Capital Bancshares, Inc.*	2,400	130,392
Total Commercial Banks-Central U.S.		318,294
Finance-Auto Loans - 0.5%
Ally Financial, Inc.*	12,600	297,612
Finance-Mortgage Loan/Banker - 0.4%
FNF Group	7,820	269,399
Diversified Operations - 0.4%
Leucadia National Corp.	11,382	255,184
Decision Support Software - 0.3%
MSCI, Inc. — Class A	4,200	199,248
Total Common Stocks
(Cost $53,279,382)		61,761,148

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$73,829	73,829
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	29,839	29,839
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	14,150	14,150
Total Securities Lending Collateral
(Cost $117,818)		117,818
Total Investments - 99.8%
(Cost $53,397,200)		$61,878,966
Other Assets & Liabilities, net - 0.2%		142,489
Total Net Assets - 100.0%		$62,021,455

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company
REIT — Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 10.4%
Guggenheim Strategy Fund I1	887,951	$22,056,713
Total Mutual Funds
(Cost $22,147,505)		22,056,713

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 71.3%
U.S. Treasury Bond
3.00% due 11/15/44	$143,157,000	150,471,428
Total U.S. Government Securities
(Cost $145,015,398)		150,471,428

REPURCHASE AGREEMENTS††,2 - 18.4%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	25,288,587	25,288,587
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	13,661,979	13,661,979
Total Repurchase Agreements
(Cost $38,950,566)		38,950,566
Total Investments - 100.1%
(Cost $206,113,469)		$211,478,707
Other Assets & Liabilities, net - (0.1)%		(299,510)
Total Net Assets - 100.0%		$211,179,197

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $125,447,500)	760	$3,866,055

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Medical-Drugs - 29.0%
Johnson & Johnson	71,106	$7,435,553
Pfizer, Inc.	194,637	6,062,943
Merck & Company, Inc.	96,520	5,481,371
AbbVie, Inc.	66,764	4,369,036
Bristol-Myers Squibb Co.	73,146	4,317,808
Eli Lilly & Co.	54,265	3,743,742
Abbott Laboratories	79,875	3,595,973
Allergan, Inc.	16,445	3,496,043
Valeant Pharmaceuticals International, Inc.*	21,344	3,054,540
Endo International plc*	28,593	2,062,127
Zoetis, Inc.	47,890	2,060,707
Shire plc ADR	9,172	1,949,417
AstraZeneca plc ADR	23,588	1,660,123
Jazz Pharmaceuticals plc*	10,100	1,653,673
GlaxoSmithKline plc ADR	38,497	1,645,362
Alkermes plc*	26,572	1,556,056
Mallinckrodt plc*	15,544	1,539,322
Novartis AG ADR	16,151	1,496,552
Novo Nordisk A/S ADR	31,300	1,324,616
Quintiles Transnational Holdings, Inc.*	20,239	1,191,470
Salix Pharmaceuticals Ltd.*	10,086	1,159,285
OPKO Health, Inc.*,1	109,580	1,094,704
Receptos, Inc.*	7,200	882,072
Akorn, Inc.*	24,135	873,687
ACADIA Pharmaceuticals, Inc.*	25,685	815,499
Pacira Pharmaceuticals, Inc.*	8,600	762,476
Clovis Oncology, Inc.*	11,055	619,080
Auxilium Pharmaceuticals, Inc.*,1	17,000	584,545
Lannett Company, Inc.*	12,600	540,288
Total Medical-Drugs		67,028,070
Medical-Biomedical/Genetics - 19.8%
Gilead Sciences, Inc.*	53,315	5,025,472
Amgen, Inc.	29,970	4,773,921
Celgene Corp.*	37,143	4,154,816
Biogen Idec, Inc.*	11,938	4,052,354
Regeneron Pharmaceuticals, Inc.*	6,974	2,861,084
Alexion Pharmaceuticals, Inc.*	14,591	2,699,773
Vertex Pharmaceuticals, Inc.*	20,705	2,459,754
Illumina, Inc.*	12,514	2,309,834
BioMarin Pharmaceutical, Inc.*	18,232	1,648,173
Incyte Corp.*	21,327	1,559,217
Isis Pharmaceuticals, Inc.*	21,171	1,307,098
Alnylam Pharmaceuticals, Inc.*	12,845	1,245,965
Cubist Pharmaceuticals, Inc.*	12,062	1,214,040
Medivation, Inc.*	12,048	1,200,101
United Therapeutics Corp.*	8,456	1,094,967
Puma Biotechnology, Inc.*	5,300	1,003,131
NPS Pharmaceuticals, Inc.*	25,709	919,611
Exact Sciences Corp.*,1	32,500	891,800
Intercept Pharmaceuticals, Inc.*	5,700	889,200
Seattle Genetics, Inc.*	26,833	862,144
Charles River Laboratories International, Inc.*	11,885	756,361
Myriad Genetics, Inc.*,1	20,600	701,636
Theravance, Inc.[1]	42,000	594,300
Celldex Therapeutics, Inc.*,1	32,300	589,475
PDL BioPharma, Inc.[1]	63,741	491,443
Achillion Pharmaceuticals, Inc.*	38,200	467,950
Total Medical-Biomedical/Genetics		45,773,620
Medical Products - 9.3%
Baxter International, Inc.	37,697	2,762,814
Stryker Corp.	27,780	2,620,487
Covidien plc	24,820	2,538,590
Becton Dickinson and Co.	16,403	2,282,641
Zimmer Holdings, Inc.	17,151	1,945,266
CareFusion Corp.*	25,226	1,496,911
Henry Schein, Inc.*	10,890	1,482,674
Hospira, Inc.*	23,353	1,430,371
Varian Medical Systems, Inc.*	14,737	1,274,898
Cooper Companies, Inc.	7,570	1,227,021
Teleflex, Inc.	8,380	962,192
Sirona Dental Systems, Inc.*	10,922	954,255
Wright Medical Group, Inc.*	19,000	510,530
Total Medical Products		21,488,650
Medical-HMO - 7.5%
UnitedHealth Group, Inc.	43,455	4,392,866
Anthem, Inc.	20,384	2,561,657
Aetna, Inc.	27,637	2,454,995
Cigna Corp.	22,180	2,282,544
Humana, Inc.	14,242	2,045,578
Centene Corp.*	10,460	1,086,271
Health Net, Inc.*	16,896	904,443
WellCare Health Plans, Inc.*	10,500	861,630
Molina Healthcare, Inc.*	13,626	729,400
Total Medical-HMO		17,319,384
Medical Instruments - 5.1%
Medtronic, Inc.	50,612	3,654,186
Intuitive Surgical, Inc.*	3,618	1,913,705
St. Jude Medical, Inc.	28,938	1,881,838
Boston Scientific Corp.*	137,064	1,816,098
Edwards Lifesciences Corp.*	12,734	1,622,057
DexCom, Inc.*	16,400	902,820
Total Medical Instruments		11,790,704
Medical-Generic Drugs - 4.2%
Actavis plc*	13,927	3,584,950
Perrigo Company plc	12,794	2,138,645
Teva Pharmaceutical Industries Ltd. ADR	36,167	2,079,964
Mylan, Inc.*	35,652	2,009,703
Total Medical-Generic Drugs		9,813,262
Medical-Wholesale Drug Distribution - 3.1%
McKesson Corp.	14,707	3,052,879
Cardinal Health, Inc.	27,732	2,238,804
AmerisourceBergen Corp. — Class A	21,360	1,925,818
Total Medical-Wholesale Drug Distribution		7,217,501
Medical-Hospitals - 3.0%
HCA Holdings, Inc.*	33,217	2,437,796
Universal Health Services, Inc. — Class B	13,376	1,488,214

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Medical-Hospitals - 3.0% (continued)
Community Health Systems, Inc.*	20,285	$1,093,767
Tenet Healthcare Corp.*	19,700	998,199
LifePoint Hospitals, Inc.*	11,241	808,340
Total Medical-Hospitals		6,826,316
Pharmacy Services - 2.7%
Express Scripts Holding Co.*	41,996	3,555,801
Catamaran Corp.*	27,990	1,448,483
Omnicare, Inc.	16,079	1,172,641
Total Pharmacy Services		6,176,925
Instruments-Scientific - 2.4%
Thermo Fisher Scientific, Inc.	24,879	3,117,090
Waters Corp.*	11,797	1,329,758
PerkinElmer, Inc.	22,723	993,677
Total Instruments-Scientific		5,440,525
Medical Labs & Testing Services - 1.6%
Quest Diagnostics, Inc.	20,544	1,377,681
Laboratory Corporation of America Holdings*	12,350	1,332,565
Covance, Inc.*	10,172	1,056,260
Total Medical Labs & Testing Services		3,766,506
Medical Information System - 1.4%
Cerner Corp.*	32,144	2,078,431
athenahealth, Inc.*	7,280	1,060,696
Total Medical Information System		3,139,127
Dental Supplies & Equipments - 1.3%
DENTSPLY International, Inc.	22,383	1,192,342
Patterson Companies, Inc.	20,027	963,299
Align Technology, Inc.*	16,454	919,943
Total Dental Supplies & Equipments		3,075,584
Therapeutics - 1.3%
Pharmacyclics, Inc.*	10,500	1,283,730
Agios Pharmaceuticals, Inc.*	8,400	941,136
Avanir Pharmaceuticals, Inc. — Class A*	45,800	776,310
Total Therapeutics		3,001,176
Physical Practice Management - 1.0%
MEDNAX, Inc.*	16,806	1,111,045
Envision Healthcare Holdings, Inc.*	31,800	1,103,142
Total Physical Practice Management		2,214,187
Dialysis Centers - 0.8%
DaVita HealthCare Partners, Inc.*	23,331	1,767,090
Electronic Measuring Instruments - 0.7%
Agilent Technologies, Inc.	40,383	1,653,280
Disposable Medical Products - 0.7%
CR Bard, Inc.	9,218	1,535,903
Instruments-Controls - 0.6%
Mettler-Toledo International, Inc.*	4,350	1,315,701
Respiratory Products - 0.5%
ResMed, Inc.[1]	21,562	1,208,766
X-Ray Equipment - 0.5%
Hologic, Inc.*	44,710	1,195,545
Diagnostic Kits - 0.5%
IDEXX Laboratories, Inc.*	8,027	1,190,163
Real Estate Operations/Development - 0.5%
Brookdale Senior Living, Inc. — Class A*	31,631	1,159,909
Diagnostic Equipment - 0.4%
Cepheid*	16,957	918,052
Veterinary Diagnostics - 0.4%
VCA, Inc.*	18,405	897,612
Human Resources - 0.4%
Team Health Holdings, Inc.*	15,300	880,209
Medical Sterilizer Product - 0.4%
STERIS Corp.	13,400	868,990
Research & Development - 0.3%
PAREXEL International Corp.*	14,000	777,840
Total Common Stocks
(Cost $167,074,208)		229,440,597

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$1,852,643	1,852,643
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	748,777	748,777
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	355,090	355,090
Total Securities Lending Collateral
(Cost $2,956,510)		2,956,510
Total Investments - 100.7%
(Cost $170,030,718)		$232,397,107
Other Assets & Liabilities, net - (0.7)%		(1,564,967)
Total Net Assets - 100.0%		$230,832,140

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 8.4%
iShares iBoxx $ High Yield Corporate Bond ETF	87,925	$7,889,510
Total Exchange-Traded Funds
(Cost $7,850,471)		7,889,510

MUTUAL FUNDS† - 37.8%
Guggenheim Strategy Fund I1	721,766	17,928,671
Guggenheim Strategy Fund II1	704,169	17,498,610
Total Mutual Funds
(Cost $35,441,175)		35,427,281

	Face Amount
REPURCHASE AGREEMENTS††,2 - 78.0%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$47,540,998	47,540,998
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	25,683,685	25,683,685
Total Repurchase Agreements
(Cost $73,224,683)		73,224,683
Total Investments - 124.2%
(Cost $116,516,329)		$116,541,474
Other Assets & Liabilities, net - (24.2)%		(22,706,137)
Total Net Assets - 100.0%		$93,835,337

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $76,694,531)	645	$242,934

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.HY-23 Index	Barclays Bank plc	5.00%	12/20/19	$80,850,000	$(85,806,267)	$–	$(88,347)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 8.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
E-Commerce/Services - 14.8%
Priceline Group, Inc.*	380	$433,438
Netflix, Inc.*	735	251,083
TripAdvisor, Inc.*	2,341	174,779
Ctrip.com International Ltd. ADR*	3,826	174,083
Expedia, Inc.	1,996	170,379
SouFun Holdings Ltd. ADR	19,844	146,647
Bitauto Holdings Ltd. ADR*	2,054	144,622
Groupon, Inc. — Class A*	16,672	137,711
58.com, Inc. ADR*,1	3,220	133,791
Autohome, Inc. ADR*	3,510	127,624
Liberty Ventures*	3,254	122,741
IAC/InterActiveCorp	1,970	119,756
Zillow, Inc. — Class A*	1,016	107,584
GrubHub, Inc.*	2,520	91,526
Trulia, Inc.*	1,487	68,447
Total E-Commerce/Services		2,404,211
E-Commerce/Products - 14.1%
Amazon.com, Inc.*	2,095	650,182
Alibaba Group Holding Ltd. ADR*	5,720	594,537
eBay, Inc.*	7,691	431,619
Vipshop Holdings Ltd. ADR*	8,683	169,666
JD.com, Inc. ADR*	6,520	150,873
MercadoLibre, Inc.	1,113	142,097
zulily, Inc. — Class A*,1	3,902	91,307
Shutterfly, Inc.*	1,652	68,880
Total E-Commerce/Products		2,299,161
Web Portals/ISP – 13.0%
Google, Inc. — Class A*	972	515,801
Google, Inc. — Class C*	972	511,661
Yahoo!, Inc.*	7,298	368,622
Baidu, Inc. ADR*	1,459	332,608
Yandex N.V. — Class A*	8,287	148,835
SINA Corp.*	3,675	137,482
AOL, Inc.*	2,241	103,467
Total Web Portals/ISP		2,118,476
Internet Content-Entertainment - 8.5%
Facebook, Inc. — Class A*	10,215	796,974
Twitter, Inc.*	7,143	256,219
Youku Tudou, Inc. ADR*	7,822	139,310
Pandora Media, Inc.*	5,818	103,735
Shutterstock, Inc.*	1,190	82,229
Total Internet Content-Entertainment		1,378,467
Networking Products - 6.8%
Cisco Systems, Inc.	22,788	633,849
Palo Alto Networks, Inc.*	1,364	167,185
Arista Networks, Inc.*,1	1,580	96,001
Polycom, Inc.*	5,316	71,766
Infinera Corp.*	4,860	71,539
LogMeIn, Inc.*	1,230	60,688
Total Networking Products		1,101,028
Wireless Equipment - 6.0%
Motorola Solutions, Inc.	3,246	217,741
Gogo, Inc.*,1	9,347	154,506
Nokia Oyj ADR	19,007	149,395
Telefonaktiebolaget LM Ericsson ADR	10,930	132,253
ViaSat, Inc.*	1,455	91,709
Ubiquiti Networks, Inc.	2,624	77,775
InterDigital, Inc.	1,380	73,002
Aruba Networks, Inc.*	3,977	72,302
Total Wireless Equipment		968,683
Applications Software - 4.8%
Intuit, Inc.	2,882	265,692
Red Hat, Inc.*	2,942	203,410
Check Point Software Technologies Ltd.*	2,000	157,140
Dealertrack Technologies, Inc.*	1,953	86,537
Demandware, Inc.*	1,340	77,104
Total Applications Software		789,883
Internet Content-Information/Network - 3.8%
LinkedIn Corp. — Class A*	1,256	288,517
YY, Inc. ADR*,1	2,424	151,112
Yelp, Inc. — Class A*	2,014	110,226
WebMD Health Corp. — Class A*	1,619	64,031
Total Internet Content-Information/Network		613,886
Semiconductor Components-Integrated Circuit - 3.6%
QUALCOMM, Inc.	7,965	592,039
Telecommunication Equipments - 3.6%
Juniper Networks, Inc.	7,308	163,114
Harris Corp.	2,030	145,795
ARRIS Group, Inc.*	3,785	114,269
CommScope Holding Company, Inc.*	4,820	110,041
ADTRAN, Inc.	2,637	57,487
Total Telecommunication Equipments		590,706
Internet Security - 3.3%
Symantec Corp.	8,543	219,170
Qihoo 360 Technology Company Ltd. ADR*	3,049	174,586
VeriSign, Inc.*	2,444	139,308
Total Internet Security		533,064
Multimedia - 2.8%
Time Warner, Inc.	5,286	451,530
Computer Software - 2.4%
Akamai Technologies, Inc.*	2,842	178,932
Rackspace Hosting, Inc.*	2,912	136,311
Cornerstone OnDemand, Inc.*	2,046	72,019
Total Computer Software		387,262
Electronic Components-Semiconductor - 1.6%
Broadcom Corp. — Class A	6,182	267,866
Telecommunication Equipments Fiber Optics - 1.5%
JDS Uniphase Corp.*	6,838	93,817
Ciena Corp.*	3,977	77,194
Finisar Corp.*	3,867	75,058
Total Telecommunication Equipments Fiber Optics		246,069
Computers-Integrated Systems - 1.4%
Brocade Communications Systems, Inc.	10,394	123,065

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computers-Integrated Systems - 1.4% (continued)
Riverbed Technology, Inc.*	4,945	$100,927
Total Computers-Integrated Systems		223,992
Web Hosting/Design - 1.1%
Equinix, Inc.	827	187,507
Computers - 1.0%
BlackBerry Ltd.*	14,993	164,623
Internet Infrastructure Software - 1.0%
F5 Networks, Inc.*	1,252	163,342
Finance-Investment Bankers/Brokers - 0.9%
E*TRADE Financial Corp.*	5,900	143,105
Entertainment Software - 0.8%
NetEase, Inc. ADR	1,389	137,705
Printing-Commercial - 0.8%
Cimpress N.V.*	1,780	133,215
Commercial Services - 0.8%
CoStar Group, Inc.*	701	128,725
Internet Incubators - 0.6%
HomeAway, Inc.*	3,082	91,782
Internet Telephony - 0.6%
j2 Global, Inc.	1,450	89,900
Total Common Stocks
(Cost $10,219,388)		16,206,227

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$240,439	240,439
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	97,177	97,177
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	46,084	46,084
Total Securities Lending Collateral
(Cost $383,700)		383,700
Total Investments - 101.9%
(Cost $10,603,088)		$16,589,927
Other Assets & Liabilities, net - (1.9)%		(313,521)
Total Net Assets - 100.0%		$16,276,406

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 78.0%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$45,098,333	$45,098,333
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	24,364,052	24,364,052
Total Repurchase Agreements
(Cost $69,462,385)		69,462,385
Total Investments - 78.0%
(Cost $69,462,385)		$69,462,385
Other Assets & Liabilities, net - 22.0%		19,562,196
Total Net Assets - 100.0%		$89,024,581

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $62,962,200)	1,315	$57,696

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/15[2] (Notional Value $115,203,687)	51,007	$783,945

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 39.2%
Guggenheim Strategy Fund I1	2,954,523	$73,390,344
Total Mutual Funds
(Cost $73,756,261)		73,390,344

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 42.9%
Farmer Mac[2]
0.13% due 08/03/15	$15,000,000	14,988,285
0.21% due 10/01/15	15,000,000	14,981,760
0.17% due 10/08/15	15,000,000	14,981,280
0.17% due 09/15/15	5,000,000	4,994,810
0.09% due 04/05/15	1,100,000	1,099,750
Total Farmer Mac		51,045,885
Freddie Mac[3]
0.09% due 01/16/15	15,000,000	14,999,438
Federal Farm Credit[2]
0.12% due 04/10/15	10,000,000	9,997,630
Fannie Mae[3]
0.09% due 05/01/15	4,250,000	4,248,721
Total Federal Agency Discount Notes
(Cost $80,283,235)		80,291,674

REPURCHASE AGREEMENTS†† - 70.2%
Individual Repurchase Agreement[4] Barclays Capital issued 12/31/14 at (0.05)% due 01/02/15 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 11/15/44 as collateral, with a value of $94,842,309) to be repurchased at $92,982,398	92,982,656	92,982,656
Joint Repurchase Agreements[5] HSBC Group issued 12/31/14 at 0.02% due 01/02/15	24,984,876	24,984,876
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	13,497,901	13,497,901
Total Repurchase Agreements
(Cost $131,465,433)		131,465,433
Total Investments - 152.3%
(Cost $285,504,929)		$285,147,451

U.S. Government Securities Sold Short†† - (50.7)%
U.S. Treasury Bond
3.00% due 11/15/44	90,165,000	(94,771,868)
Total U.S. Government Securities Sold Short
(Proceeds $92,840,102)		(94,771,868)
Other Assets & Liabilities, net - (1.6)%		(3,076,169)
Total Net Assets - 100.0%		$187,299,414

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $115,708,813)	701	$(1,565,344)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or portion of this security is pledged as short collateral at December 31, 2014.
[5]	Repurchase Agreements — See Note 4.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 43.0%
Guggenheim Strategy Fund I1	73,136	$1,816,697
Guggenheim Strategy Fund II1	73,087	1,816,221
Total Mutual Funds
(Cost $3,638,190)		3,632,918

	Face Amount
REPURCHASE AGREEMENTS††,2 - 54.2%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$2,974,339	2,974,339
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,606,866	1,606,866
Total Repurchase Agreements
(Cost $4,581,205)		4,581,205
Total Investments - 97.2%
(Cost $8,219,395)		$8,214,123
Other Assets & Liabilities, net - 2.8%		233,263
Total Net Assets - 100.0%		$8,447,386

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $7,728,906)	65	$34,529

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.HY-23 Index	Barclays Bank plc	5.00%	12/20/19	$7,950,000	$8,437,351	$–	$37,525

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 8.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 20.7%
Guggenheim Strategy Fund I1	28,317	$703,391
Total Mutual Funds
(Cost $707,051)		703,391

	Face Amount
REPURCHASE AGREEMENTS††,2 - 65.1%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$1,438,660	1,438,660
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	777,226	777,226
Total Repurchase Agreements
(Cost $2,215,886)		2,215,886
Total Investments - 85.8%
(Cost $2,922,937)		$2,919,277
Other Assets & Liabilities, net - 14.2%		484,816
Total Net Assets - 100.0%		$3,404,093

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 S&P MidCap 400 Index Swap, Terminating 01/29/15[3] (Notional Value $1,691,908)	1,165	$17,254
Goldman Sachs International January 2015 S&P MidCap 400 Index Swap, Terminating 01/26/15[3] (Notional Value $619,387)	426	6,308
Barclays Bank plc January 2015 S&P MidCap 400 Index Swap, Terminating 01/30/15[3] (Notional Value $1,088,716)	750	4,778
		–
(Total Notional Value $3,400,011)		$28,340

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 23.2%
Guggenheim Strategy Fund I1	76,992	$1,912,482
Total Mutual Funds
(Cost $1,916,881)		1,912,482

	Face Amount
REPURCHASE AGREEMENTS††,2 - 60.0%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$3,216,464	3,216,464
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,737,671	1,737,671
Total Repurchase Agreements
(Cost $4,954,135)		4,954,135
Total Investments - 83.2%
(Cost $6,871,016)		$6,866,617
Other Assets & Liabilities, net - 16.8%		1,385,856
Total Net Assets - 100.0%		$8,252,473

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $253,995)	3	$(656)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2015 NASDAQ-100 Index Swap, Terminating 01/29/15[3] (Notional Value $7,181,151)	1,695	$131,770
Goldman Sachs International January 2015 NASDAQ-100 Index Swap, Terminating 01/26/15[3] (Notional Value $528,020)	125	9,690
Barclays Bank plc January 2015 NASDAQ-100 Index Swap, Terminating 01/30/15[3] (Notional Value $292,553)	69	3,108
(Total Notional Value $8,001,724)		$144,568

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 22.8%
Guggenheim Strategy Fund I1	97,908	$2,432,037
Total Mutual Funds
(Cost $2,438,122)		2,432,037

	Face Amount
REPURCHASE AGREEMENTS††,2 - 62.0%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$4,279,390	4,279,390
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	2,311,910	2,311,910
Total Repurchase Agreements
(Cost $6,591,300)		6,591,300
Total Investments - 84.8%
(Cost $9,029,422)		$9,023,337
Other Assets & Liabilities, net - 15.2%		1,612,813
Total Net Assets - 100.0%		$10,636,150

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $120,130)	1	$365

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2015 Russell 2000 Index Swap, Terminating 01/30/15[3] (Notional Value $6,424,654)	5,333	$71,932
Goldman Sachs International January 2015 Russell 2000 Index Swap, Terminating 01/26/15[3] (Notional Value $3,473,595)	2,883	28,627
Credit Suisse Capital, LLC January 2015 Russell 2000 Index Swap, Terminating 01/29/15[3] (Notional Value $625,088)	519	5,092
(Total Notional Value $10,523,337)		$105,651

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 25.7%
Guggenheim Strategy Fund I1	742,021	$18,431,813
Total Mutual Funds
(Cost $18,481,999)		18,431,813

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 34.9%
Farmer Mac[2]
0.08% due 04/01/15	$15,000,000	14,996,774
0.11% due 04/02/15	10,000,000	9,997,820
Total Federal Agency Discount Notes
(Cost $24,994,407)		24,994,594

REPURCHASE AGREEMENTS††,[3] - 26.1%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	12,152,140	12,152,140
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	6,565,107	6,565,107
Total Repurchase Agreements
(Cost $18,717,247)		18,717,247
Total Investments - 86.7%
(Cost $62,193,653)		$62,143,654
Other Assets & Liabilities, net - 13.3%		9,541,272
Total Net Assets - 100.0%		$71,684,926

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $16,416,000)	160	$(646,890)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2015 S&P 500 Index Swap, Terminating 01/26/15[4] (Notional Value $43,854,817)	21,300	$625,654
Credit Suisse Capital, LLC January 2015 S&P 500 Index Swap, Terminating 01/29/15[4] (Notional Value $8,886,432)	4,316	126,165
Barclays Bank plc January 2015 S&P 500 Index Swap, Terminating 01/30/15[4] (Notional Value $2,473,443)	1,201	20,076
(Total Notional Value $55,214,692)		$771,895

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements —See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 11.2%
Guggenheim Strategy Fund I1	52,504	$1,304,206
Total Mutual Funds
(Cost $1,305,054)		1,304,206

	Face Amount
REPURCHASE AGREEMENTS††,2 - 28.8%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$2,182,607	2,182,607
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,179,138	1,179,138
Total Repurchase Agreements
(Cost $3,361,745)		3,361,745
Total Investments - 40.0%
(Cost $4,666,799)		$4,665,951
Other Assets & Liabilities, net - 60.0%		6,993,187
Total Net Assets - 100.0%		$11,659,138

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $23,275,800)	268	$351,170

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $23,391,200)	224	$(24,041)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Retail-Restaurants - 17.2%
McDonald's Corp.	15,709	$1,471,934
Starbucks Corp.	14,809	1,215,078
Yum! Brands, Inc.	12,141	884,472
Chipotle Mexican Grill, Inc. — Class A*	1,029	704,361
Darden Restaurants, Inc.	7,323	429,347
Domino's Pizza, Inc.	3,654	344,097
Panera Bread Co. — Class A*	1,838	321,282
Dunkin' Brands Group, Inc.	7,270	310,066
Brinker International, Inc.	5,014	294,272
Wendy's Co.	31,111	280,932
Cracker Barrel Old Country Store, Inc.	1,970	277,297
Buffalo Wild Wings, Inc.*	1,537	277,244
Bloomin' Brands, Inc.*	11,040	273,350
Jack in the Box, Inc.	3,380	270,265
Cheesecake Factory, Inc.	4,744	238,671
Texas Roadhouse, Inc. — Class A	6,914	233,417
DineEquity, Inc.	2,040	211,426
Bob Evans Farms, Inc.	4,050	207,279
Sonic Corp.	6,740	183,530
El Pollo Loco Holdings, Inc.*,1	6,720	134,198
Total Retail-Restaurants		8,562,518
Cable/Satellite TV - 12.7%
Comcast Corp. — Class A	32,328	1,875,347
DIRECTV*	11,643	1,009,448
Time Warner Cable, Inc.	6,622	1,006,941
DISH Network Corp. — Class A*	12,386	902,816
Charter Communications, Inc. — Class A*	3,900	649,818
Cablevision Systems Corp. — Class A	17,818	367,764
Liberty Global plc*	5,839	282,082
Liberty Global plc — Class A*	5,309	266,538
Total Cable/Satellite TV		6,360,754
Multimedia - 12.7%
Walt Disney Co.	20,504	1,931,271
Twenty-First Century Fox, Inc. — Class A	36,300	1,394,102
Time Warner, Inc.	15,292	1,306,243
Viacom, Inc. — Class B	11,242	845,961
Thomson Reuters Corp.	20,924	844,074
Total Multimedia		6,321,651
Tobacco - 9.6%
Philip Morris International, Inc.	20,886	1,701,166
Altria Group, Inc.	29,809	1,468,689
Reynolds American, Inc.	13,655	877,607
Lorillard, Inc.	11,402	717,642
Total Tobacco		4,765,104
Hotels & Motels - 6.1%
Hilton Worldwide Holdings, Inc.*	30,280	790,006
Marriott International, Inc. — Class A	9,073	707,966
Starwood Hotels & Resorts Worldwide, Inc.	7,316	593,108
Wyndham Worldwide Corp.	5,815	498,694
Hyatt Hotels Corp. — Class A*	7,700	463,617
Total Hotels & Motels		3,053,391
Casino Hotels - 5.9%
Las Vegas Sands Corp.	18,697	1,087,417
Wynn Resorts Ltd.	4,081	607,090
MGM Resorts International*	24,790	530,010
Melco Crown Entertainment Ltd. ADR	20,523	521,284
Boyd Gaming Corp.*	15,270	195,151
Total Casino Hotels		2,940,952
Cruise Lines - 4.1%
Carnival Corp.	19,874	900,889
Royal Caribbean Cruises Ltd.	8,052	663,726
Norwegian Cruise Line Holdings Ltd.*	10,620	496,591
Total Cruise Lines		2,061,206
Television - 3.9%
CBS Corp. — Class B	15,005	830,376
AMC Networks, Inc. — Class A*	5,210	332,242
Liberty Media Corp. — Class A*	7,630	269,110
Liberty Media Corp. — Class C*	7,530	263,776
Sinclair Broadcast Group, Inc. — Class A	9,080	248,429
Total Television		1,943,933
Broadcast Services/Program - 3.7%
Scripps Networks Interactive, Inc. — Class A	6,310	474,953
Grupo Televisa SAB ADR*	10,800	367,848
Discovery Communications, Inc. — Class A*	10,570	364,137
Discovery Communications, Inc. — Class C*	10,760	362,827
Starz — Class A*	8,647	256,816
Total Broadcast Services/Program		1,826,581
Beverages-Wine/Spirits - 3.3%
Constellation Brands, Inc. — Class A*	6,931	680,416
Brown-Forman Corp. — Class B	7,413	651,158
Diageo plc ADR	2,690	306,902
Total Beverages-Wine/Spirits		1,638,476
Brewery - 2.9%
Molson Coors Brewing Co. — Class B	7,716	574,996
Ambev S.A. ADR	70,840	440,625
Anheuser-Busch InBev N.V. ADR	3,873	435,015
Total Brewery		1,450,636
Entertainment Software - 2.8%
Activision Blizzard, Inc.	28,971	583,766
Electronic Arts, Inc.*	12,207	573,912
Take-Two Interactive Software, Inc.*	8,439	236,545
Total Entertainment Software		1,394,223
Recreational Vehicles - 1.9%
Polaris Industries, Inc.	4,040	611,009
Brunswick Corp.	6,607	338,675
Total Recreational Vehicles		949,684

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Publishing-Newspapers - 1.8%
News Corp. — Class A*	29,843	$468,237
Gannett Company, Inc.	13,216	421,987
Total Publishing-Newspapers		890,224
Toys - 1.7%
Mattel, Inc.	15,699	485,805
Hasbro, Inc.	6,922	380,641
Total Toys		866,446
Theaters - 1.2%
Cinemark Holdings, Inc.	8,766	311,894
Regal Entertainment Group — Class A	13,330	284,729
Total Theaters		596,623
Motorcycle/Motor Scooter - 1.2%
Harley-Davidson, Inc.	8,933	588,774
Diversified Operations - 1.2%
Restaurant Brands International, Inc.*	14,781	577,050
Resorts/Theme Parks - 1.1%
Six Flags Entertainment Corp.	7,090	305,933
Vail Resorts, Inc.	2,890	263,366
Total Resorts/Theme Parks		569,299
Motion Pictures & Services - 1.0%
Lions Gate Entertainment Corp.	9,187	294,168
DreamWorks Animation SKG, Inc. — Class A*	9,685	216,266
Total Motion Pictures & Services		510,434
Professional Sports - 0.8%
Madison Square Garden Co. — Class A*	4,970	374,042
Commercial Services - 0.7%
Live Nation Entertainment, Inc.*	13,420	350,396
Casino Services - 0.6%
International Game Technology	17,984	310,224
Publishing-Periodicals - 0.5%
Time, Inc.	10,370	255,206
Recreational Centers - 0.5%
Life Time Fitness, Inc.*	3,989	225,857
Gambling (Non-Hotel) - 0.4%
Pinnacle Entertainment, Inc.*	8,286	184,364
Specified Purpose Acquisition - 0.0%
Restaurant Brands International, LP*,1	149	5,602
Total Common Stocks
(Cost $43,994,613)		49,573,650

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.02%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$65,170	65,170
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	26,339	26,339
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	12,491	12,491
Total Securities Lending Collateral
(Cost $104,000)		104,000
Total Investments - 99.7%
(Cost $44,098,613)		$49,677,650
Other Assets & Liabilities, net - 0.3%		146,477
Total Net Assets - 100.0%		49,824,127

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 85.4%
Consumer, Non-cyclical - 35.6%
Cubist Pharmaceuticals, Inc.*,1	2,960	$297,923
Halyard Health, Inc.*,1	5,911	268,774
Tenet Healthcare Corp.*,1	4,767	241,544
Hain Celestial Group, Inc.*,1	4,118	240,037
Biogen Idec, Inc.*,1	700	237,614
Apollo Education Group, Inc. — Class A*,1	6,938	236,655
ServiceMaster Global Holdings, Inc.*,1	8,758	234,452
Pinnacle Foods, Inc.[1]	6,626	233,898
Constellation Brands, Inc. — Class A*,1	2,378	233,448
ResMed, Inc.	4,164	233,434
LifePoint Hospitals, Inc.*,1	3,236	232,701
Ingredion, Inc.[1]	2,734	231,953
Hospira, Inc.*,1	3,786	231,893
Alkermes plc*,1	3,940	230,727
Health Net, Inc.*,1	4,310	230,714
Humana, Inc.[1]	1,598	229,521
Centene Corp.*,1	2,210	229,509
Coca-Cola Enterprises, Inc.[1]	5,167	228,485
Catamaran Corp.*,1	4,411	228,269
JM Smucker Co.[1]	2,254	227,609
Bunge Ltd.[1]	2,500	227,275
Dr Pepper Snapple Group, Inc.[1]	3,166	226,939
Align Technology, Inc.*,1	4,052	226,547
Community Health Systems, Inc.*,1	4,200	226,464
Service Corporation International[1]	9,975	226,433
Anthem, Inc.[1]	1,800	226,206
Sirona Dental Systems, Inc.*,1	2,585	225,851
Hologic, Inc.*,1	8,439	225,659
Premier, Inc. — Class A*,1	6,717	225,221
Flowers Foods, Inc.[1]	11,716	224,830
Zimmer Holdings, Inc.[1]	1,977	224,231
AmerisourceBergen Corp. — Class A1	2,485	224,048
Celgene Corp.*,1	2,000	223,720
Myriad Genetics, Inc.*,2	6,548	223,025
Aetna, Inc.[1]	2,505	222,519
Cardinal Health, Inc.[1]	2,754	222,330
McCormick & Company, Inc.[1]	2,989	222,083
Hormel Foods Corp.[1]	4,261	221,998
Graham Holdings Co. — Class B1	257	221,973
Hill-Rom Holdings, Inc.[1]	4,862	221,804
Varian Medical Systems, Inc.*,1	2,562	221,639
H&R Block, Inc.[1]	6,570	221,278
Monster Beverage Corp.*,1	2,032	220,167
Incyte Corp.*,1	3,010	220,061
DeVry Education Group, Inc.[1]	4,606	218,647
Eli Lilly & Co.[1]	3,163	218,215
Molson Coors Brewing Co. — Class B1	2,926	218,046
Tyson Foods, Inc. — Class A1	5,437	217,969
Alere, Inc.*,1	5,734	217,892
Regeneron Pharmaceuticals, Inc.*,1	530	217,433
Archer-Daniels-Midland Co.[1]	4,170	216,840
Altria Group, Inc.[1]	4,400	216,788
DENTSPLY International, Inc.[1]	4,038	215,104
WhiteWave Foods Co. — Class A*,1	6,134	214,629
McGraw Hill Financial, Inc.[1]	2,400	213,552
Brown-Forman Corp. — Class B1	2,400	210,816
Alexion Pharmaceuticals, Inc.*,1	1,130	209,084
Teleflex, Inc.[1]	1,800	206,676
Philip Morris International, Inc.[1]	2,500	203,625
Pilgrim's Pride Corp.*,2	6,155	201,822
Patterson Companies, Inc.[1]	4,159	200,048
Gilead Sciences, Inc.*,1	2,100	197,946
Seattle Genetics, Inc.*,1	6,010	193,101
CR Bard, Inc.[1]	1,120	186,614
Hertz Global Holdings, Inc.*,1	7,311	182,337
Mylan, Inc.*,1	3,014	169,899
Clorox Co.[1]	1,539	160,379
Jazz Pharmaceuticals plc*,1	921	150,795
Zoetis, Inc.[1]	3,391	145,915
Bristol-Myers Squibb Co.[1]	2,359	139,252
Kraft Foods Group, Inc.[1]	2,100	131,586
Henry Schein, Inc.*,1	934	127,164
Salix Pharmaceuticals Ltd.*,1	945	108,618
McKesson Corp.[1]	400	83,032
Morningstar, Inc.[1]	1,195	77,328
Avis Budget Group, Inc.*,1	977	64,804
Quest Diagnostics, Inc.[1]	791	53,044
Alnylam Pharmaceuticals, Inc.*,1	456	44,232
ConAgra Foods, Inc.[1]	860	31,201
Campbell Soup Co.[1]	657	28,908
Perrigo Company plc[1]	161	26,913
Vectrus, Inc.*,1	904	24,770
Amgen, Inc.[1]	100	15,929
Mallinckrodt plc*,1	136	13,468
Boston Scientific Corp.*,1	975	12,919
BioMarin Pharmaceutical, Inc.*,1	114	10,306
Total Consumer, Non-cyclical		16,129,107
Consumer, Cyclical - 11.8%
United Continental Holdings, Inc.*,1	3,890	260,203
Delta Air Lines, Inc.[1]	5,044	248,115
American Airlines Group, Inc.[1]	4,610	247,234
Michaels Companies, Inc.*,1	9,539	235,899
Goodyear Tire & Rubber Co.[1]	8,204	234,388
Alaska Air Group, Inc.[1]	3,909	233,602
Chico's FAS, Inc.[1]	14,406	233,522
Dick's Sporting Goods, Inc.[1]	4,643	230,525
Southwest Airlines Co.[1]	5,430	229,798
Leggett & Platt, Inc.[1]	5,351	228,006
NVR, Inc.*,1	178	227,009
CST Brands, Inc.[1]	5,201	226,816
Penske Automotive Group, Inc.[1]	4,592	225,329
Harman International Industries, Inc.[1]	2,090	223,024
Taylor Morrison Home Corp. — Class A*,1	11,806	223,015

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 85.4% (continued)
Consumer, Cyclical - 11.8% (continued)
Abercrombie & Fitch Co. — Class A1	7,671	$219,698
Sears Holdings Corp.*,2	6,561	216,381
Spirit Airlines, Inc.*,1	2,849	215,327
Regal Entertainment Group — Class A1	9,804	209,413
Copa Holdings S.A. — Class A1	1,983	205,518
Gaming and Leisure Properties, Inc.[1]	6,883	201,947
Wynn Resorts Ltd.[1]	1,250	185,950
Urban Outfitters, Inc.*,1	5,202	182,746
Toll Brothers, Inc.*,1	3,418	117,135
Genuine Parts Co.[1]	346	36,873
JC Penney Company, Inc.*	993	6,435
Total Consumer, Cyclical		5,303,908
Financial - 9.0%
FNFV Group*,1	15,554	244,820
Interactive Brokers Group, Inc. — Class A1	8,254	240,687
StanCorp Financial Group, Inc.[1]	3,329	232,564
Plum Creek Timber Company, Inc.[1]	5,407	231,365
Rayonier, Inc.[1]	8,241	230,253
Home Properties, Inc.[1]	3,488	228,813
Voya Financial, Inc.[1]	5,375	227,792
Post Properties, Inc.[1]	3,872	227,557
SLM Corp.[1]	22,297	227,206
American National Insurance Co.[1]	1,967	224,749
Fulton Financial Corp.[1]	18,040	222,975
Bank of Hawaii Corp.[1]	3,689	218,795
Genworth Financial, Inc. — Class A*,1	25,627	217,830
Artisan Partners Asset Management, Inc. — Class A1	4,290	216,774
CoreLogic, Inc.*,1	6,818	215,381
Two Harbors Investment Corp.[1]	21,481	215,239
Chimera Investment Corp.[1]	66,543	211,607
Bank of New York Mellon Corp.[1]	4,400	178,508
Associated Banc-Corp.[1]	1,598	29,771
Total Financial		4,042,686
Industrial - 8.4%
J.B. Hunt Transport Services, Inc.[1]	2,749	231,604
Greif, Inc. — Class A1	4,892	231,049
Sonoco Products Co.[1]	5,214	227,852
CH Robinson Worldwide, Inc.[1]	3,014	225,718
Old Dominion Freight Line, Inc.*,1	2,889	224,302
Exelis, Inc.[1]	12,777	223,981
Con-way, Inc.[1]	4,534	222,982
Carlisle Companies, Inc.[1]	2,468	222,712
Kansas City Southern[1]	1,812	221,119
Energizer Holdings, Inc.[1]	1,716	220,609
Expeditors International of Washington, Inc.[1]	4,916	219,303
TransDigm Group, Inc.[1]	1,112	218,341
Genesee & Wyoming, Inc. — Class A*,1	2,408	216,528
Norfolk Southern Corp.[1]	1,900	208,259
Landstar System, Inc.[1]	2,860	207,436
Clean Harbors, Inc.*,1	4,019	193,113
GoPro, Inc. — Class A*,2	2,499	157,987
AMERCO[1]	251	71,349
Hexcel Corp.*,1	1,186	49,207
Total Industrial		3,793,451
Utilities - 7.7%
Great Plains Energy, Inc.[1]	8,392	238,416
FirstEnergy Corp.[1]	6,100	237,839
Pinnacle West Capital Corp.[1]	3,468	236,899
American Electric Power Company, Inc.[1]	3,900	236,808
Entergy Corp.[1]	2,700	236,196
TECO Energy, Inc.[1]	11,492	235,471
Westar Energy, Inc.[1]	5,705	235,274
Exelon Corp.[1]	6,300	233,604
Vectren Corp.	4,988	230,596
Questar Corp.[1]	9,112	230,351
Edison International[1]	3,500	229,180
Aqua America, Inc.[1]	8,521	227,511
MDU Resources Group, Inc.[1]	9,435	221,723
PPL Corp.[1]	6,000	217,980
OGE Energy Corp.[1]	4,300	152,564
Duke Energy Corp.[1]	600	50,124
Consolidated Edison, Inc.[1]	392	25,876
Total Utilities		3,476,412
Communications - 6.5%
Clear Channel Outdoor Holdings, Inc. — Class A1	28,590	302,768
JDS Uniphase Corp.*,1	17,100	234,612
Palo Alto Networks, Inc.*,1	1,900	232,883
F5 Networks, Inc.*,1	1,771	231,054
ARRIS Group, Inc.*,1	7,600	229,444
EchoStar Corp. — Class A*,1	4,300	225,750
Juniper Networks, Inc.[1]	10,100	225,432
Harris Corp.[1]	3,100	222,642
CenturyLink, Inc.[1]	5,610	222,045
CommScope Holding Company, Inc.*,1	9,718	221,862
Frontier Communications Corp.[1,2]	32,344	215,734
Windstream Holdings, Inc.[2]	22,864	188,399
Level 3 Communications, Inc.*,1	3,009	148,584
Arista Networks, Inc.*,2	500	30,380
Total Communications		2,931,589
Technology - 5.4%
Freescale Semiconductor Ltd.*,1	9,691	244,504
Brocade Communications Systems, Inc.[1]	19,700	233,248
Leidos Holdings, Inc.[1]	5,247	228,349
Atmel Corp.*,1	27,111	227,597
Broadridge Financial Solutions, Inc.[1]	4,924	227,390
QUALCOMM, Inc.[1]	3,000	222,990
Teradyne, Inc.[1]	11,121	220,085
MSCI, Inc. — Class A1	4,600	218,224
Teradata Corp.*,1	4,416	192,891
VeriFone Systems, Inc.*,1	4,444	165,317
ON Semiconductor Corp.*,1	15,254	154,523
Rovi Corp.*,1	3,107	70,187

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 85.4% (continued)
Technology - 5.4% (continued)
Marvell Technology Group Ltd.[1]	1,178	$17,081
Advanced Micro Devices, Inc.*	5,176	13,820
Total Technology		2,436,206
Energy - 0.5%
Murphy USA, Inc.*,1	3,500	241,010
Basic Materials - 0.5%
Domtar Corp.[1]	5,313	213,689
Total Common Stocks
(Cost $35,777,840)		38,568,058

MUTUAL FUNDS†,3 - 6.7%
Guggenheim Strategy Fund I	121,412	3,015,895
Guggenheim Strategy Fund II	559	13,890
Total Mutual Funds
(Cost $3,045,521)		3,029,785

	Face Amount
REPURCHASE AGREEMENTS††,4 - 6.3%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$1,861,438	1,861,438
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,005,629	1,005,629
Total Repurchase Agreements
(Cost $2,867,067)		2,867,067

SECURITIES LENDING COLLATERAL††,5 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	637,383	637,383
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	257,609	257,609
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	122,165	122,165
Total Securities Lending Collateral
(Cost $1,017,157)		1,017,157
Total Investments - 100.7%
(Cost $42,707,583)		$45,482,067

	Shares
COMMON STOCKS SOLD SHORT† - (26.6)%
Basic Materials - (0.2)%
Freeport-McMoRan, Inc.	3,597	(84,026)
Technology - (0.2)%
Apple, Inc.	971	(107,179)
Utilities - (0.5)%
Calpine Corp.*	4,684	(103,657)
AES Corp.	8,131	(111,964)
Total Utilities		(215,621)
Consumer, Cyclical - (1.3)%
Lowe's Companies, Inc.	454	(31,235)
LKQ Corp.*	3,807	(107,053)
Ford Motor Co.	7,042	(109,151)
Allison Transmission Holdings, Inc.	3,352	(113,633)
Home Depot, Inc.	1,117	(117,252)
TJX Companies, Inc.	1,712	(117,409)
Total Consumer, Cyclical		(595,733)
Communications - (1.8)%
Google, Inc. — Class A*	99	(52,535)
Liberty Global plc	1,166	(56,329)
Liberty Global plc — Class A*	1,129	(56,682)
Sprint Corp.*	17,991	(74,663)
T-Mobile US, Inc.*	3,880	(104,527)
Walt Disney Co.	1,206	(113,593)
eBay, Inc.*	2,047	(114,878)
Facebook, Inc. — Class A*	1,492	(116,406)
United States Cellular Corp.*	2,925	(116,503)
Total Communications		(806,116)
Consumer, Non-cyclical - (2.0)%
Charles River Laboratories International, Inc.*	570	(36,275)
United Rentals, Inc.*	978	(99,766)
Avon Products, Inc.	10,855	(101,928)
Quanta Services, Inc.*	3,789	(107,570)
Abbott Laboratories	2,467	(111,064)
Kimberly-Clark Corp.	968	(111,843)
Estee Lauder Companies, Inc. — Class A	1,507	(114,833)
Avery Dennison Corp.	2,240	(116,211)
Coty, Inc. — Class A	5,640	(116,523)
Total Consumer, Non-cyclical		(916,013)
Financial - (4.8)%
MetLife, Inc.	806	(43,597)
General Growth Properties, Inc.	1,821	(51,225)
Ocwen Financial Corp.*	4,213	(63,616)
Markel Corp.*	126	(86,038)
Boston Properties, Inc.	808	(103,982)
CIT Group, Inc.	2,261	(108,144)
Public Storage	588	(108,692)
TFS Financial Corp.	7,348	(109,375)
Citigroup, Inc.	2,039	(110,330)
ACE Ltd.	972	(111,663)
New York Community Bancorp, Inc.	6,979	(111,664)
Simon Property Group, Inc.	621	(113,090)
American Express Co.	1,216	(113,137)
Equity Residential	1,579	(113,435)
Travelers Companies, Inc.	1,077	(114,000)
Wells Fargo & Co.	2,080	(114,026)
American International Group, Inc.	2,039	(114,204)
People's United Financial, Inc.	7,528	(114,275)
AvalonBay Communities, Inc.	703	(114,863)
JPMorgan Chase & Co.	1,836	(114,897)
Bank of America Corp.	6,472	(115,784)
Total Financial		(2,150,037)
Industrial - (6.1)%
Thermo Fisher Scientific, Inc.	99	(12,404)
KBR, Inc.	1,123	(19,035)
Keysight Technologies, Inc.*	1,015	(34,277)
Trinity Industries, Inc.	2,221	(62,210)
Caterpillar, Inc.	841	(76,977)
Agilent Technologies, Inc.	2,040	(83,517)
Flowserve Corp.	1,559	(93,275)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (26.6)% (continued)
Industrial - (6.1)% (continued)
Teekay Corp.	1,854	$(94,350)
Xylem, Inc.	2,556	(97,307)
Chicago Bridge & Iron Company N.V.	2,379	(99,870)
Fluor Corp.	1,697	(102,889)
Armstrong World Industries, Inc.*	2,047	(104,643)
Jacobs Engineering Group, Inc.*	2,342	(104,664)
Hubbell, Inc. — Class B	990	(105,762)
General Electric Co.	4,219	(106,614)
Wabtec Corp.	1,236	(107,396)
SBA Communications Corp. — Class A*	970	(107,438)
USG Corp.*	3,910	(109,441)
Ball Corp.	1,620	(110,435)
AECOM Technology Corp.*	3,643	(110,638)
Tidewater, Inc.	3,421	(110,875)
Acuity Brands, Inc.	803	(112,476)
Zebra Technologies Corp. — Class A*	1,460	(113,019)
Danaher Corp.	1,326	(113,651)
AMETEK, Inc.	2,169	(114,154)
Masco Corp.	4,561	(114,937)
3M Co.	700	(115,025)
Middleby Corp.*	1,183	(117,235)
Sealed Air Corp.	2,830	(120,077)
Total Industrial		(2,774,591)
Energy - (9.7)%
California Resources Corp.*	480	(2,645)
Noble Energy, Inc.	407	(19,304)
Cimarex Energy Co.	342	(36,252)
Peabody Energy Corp.	6,251	(48,383)
Continental Resources, Inc.*	1,548	(59,381)
QEP Resources, Inc.	3,668	(74,167)
Unit Corp.*	2,181	(74,372)
Range Resources Corp.	1,570	(83,917)
Antero Resources Corp.*	2,087	(84,690)
Concho Resources, Inc.*	882	(87,980)
RPC, Inc.	6,931	(90,380)
Marathon Oil Corp.	3,226	(91,264)
Seventy Seven Energy, Inc.*	16,991	(91,921)
Oil States International, Inc.*	1,910	(93,399)
Oasis Petroleum, Inc.*	5,788	(95,734)
Hess Corp.	1,320	(97,442)
Dril-Quip, Inc.*	1,280	(98,214)
Williams Companies, Inc.	2,207	(99,183)
Southwestern Energy Co.*	3,652	(99,663)
Atwood Oceanics, Inc.*	3,549	(100,685)
Seadrill Ltd.	8,476	(101,203)
Oceaneering International, Inc.	1,736	(102,094)
Murphy Oil Corp.	2,080	(105,082)
Frank's International N.V.	6,349	(105,584)
Cabot Oil & Gas Corp. — Class A	3,597	(106,507)
Patterson-UTI Energy, Inc.	6,431	(106,690)
Spectra Energy Corp.	2,969	(107,774)
Helmerich & Payne, Inc.	1,611	(108,614)
National Oilwell Varco, Inc.	1,668	(109,304)
Occidental Petroleum Corp.	1,357	(109,388)
Exxon Mobil Corp.	1,187	(109,738)
Apache Corp.	1,753	(109,861)
Cameron International Corp.*	2,200	(109,890)
ConocoPhillips	1,592	(109,944)
Nabors Industries Ltd.	8,482	(110,096)
FMC Technologies, Inc.*	2,355	(110,309)
Schlumberger Ltd.	1,300	(111,033)
Chevron Corp.	991	(111,170)
Pioneer Natural Resources Co.	747	(111,191)
Newfield Exploration Co.*	4,149	(112,521)
EOG Resources, Inc.	1,227	(112,969)
Devon Energy Corp.	1,850	(113,238)
Cheniere Energy, Inc.*	1,625	(114,400)
Anadarko Petroleum Corp.	1,397	(115,252)
Superior Energy Services, Inc.	5,756	(115,984)
Rowan Companies plc — Class A	5,149	(120,075)
Total Energy		(4,388,887)
Total Common Stock Sold Short
(Proceeds $12,759,636)		(12,038,203)
Total Securities Sold Short- (26.6)%
(Proceeds $12,759,636)		$(12,038,203)
Other Assets & Liabilities, net - 25.9%		11,716,857
Total Net Assets - 100.0%		$45,160,721

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $513,000)	5	$(11,556)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2014.
[2]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[3]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.

plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 64.0%
Financial - 14.7%
SL Green Realty Corp.	886	$105,451
Realty Income Corp.	2,045	97,567
Federal Realty Investment Trust	626	83,546
UDR, Inc.	2,344	72,243
Everest Re Group Ltd.	416	70,845
Arthur J Gallagher & Co.	1,482	69,772
Alleghany Corp.*	148	68,598
Raymond James Financial, Inc.	1,157	66,285
New York Community Bancorp, Inc.	4,065	65,040
Duke Realty Corp.	3,138	63,388
Jones Lang LaSalle, Inc.	412	61,771
Extra Space Storage, Inc.	1,015	59,519
Alexandria Real Estate Equities, Inc.	661	58,657
Camden Property Trust	794	58,629
Signature Bank*	462	58,195
Reinsurance Group of America, Inc. — Class A	631	55,288
Regency Centers Corp.	856	54,596
SVB Financial Group*	467	54,205
Kilroy Realty Corp.	771	53,253
Mid-America Apartment Communities, Inc.	691	51,604
Liberty Property Trust	1,364	51,327
East West Bancorp, Inc.	1,318	51,020
Protective Life Corp.	724	50,426
CBOE Holdings, Inc.	775	49,151
WR Berkley Corp.	932	47,774
National Retail Properties, Inc.	1,211	47,677
HCC Insurance Holdings, Inc.	889	47,579
Omega Healthcare Investors, Inc.	1,170	45,712
Taubman Centers, Inc.	582	44,476
Eaton Vance Corp.	1,086	44,449
Hospitality Properties Trust	1,377	42,687
LaSalle Hotel Properties	1,026	41,522
Senior Housing Properties Trust	1,873	41,412
American Financial Group, Inc.	678	41,168
PacWest Bancorp	889	40,414
American Campus Communities, Inc.	965	39,912
SLM Corp.	3,887	39,609
Lamar Advertising Co. — Class A	736	39,479
BioMed Realty Trust, Inc.	1,813	39,052
Corrections Corporation of America	1,070	38,884
Waddell & Reed Financial, Inc. — Class A	768	38,262
Highwoods Properties, Inc.	838	37,107
Weingarten Realty Investors	1,033	36,072
Brown & Brown, Inc.	1,083	35,642
Cullen/Frost Bankers, Inc.	504	35,603
City National Corp.	440	35,556
Home Properties, Inc.	527	34,571
RenaissanceRe Holdings Ltd.	354	34,416
Synovus Financial Corp.	1,254	33,971
Umpqua Holdings Corp.	1,995	33,935
First American Financial Corp.	985	33,392
Commerce Bancshares, Inc.	761	33,096
Old Republic International Corp.	2,228	32,596
Tanger Factory Outlet Centers, Inc.	881	32,562
Rayonier, Inc.	1,164	32,522
Prosperity Bancshares, Inc.	551	30,503
First Horizon National Corp.	2,161	29,346
Hanover Insurance Group, Inc.	404	28,813
Federated Investors, Inc. — Class B	874	28,781
FirstMerit Corp.	1,519	28,694
First Niagara Financial Group, Inc.	3,251	27,406
Webster Financial Corp.	829	26,967
StanCorp Financial Group, Inc.	386	26,966
Primerica, Inc.	488	26,479
CoreLogic, Inc.*	824	26,030
Associated Banc-Corp.	1,396	26,007
Aspen Insurance Holdings Ltd.	572	25,036
Washington Prime Group, Inc.	1,425	24,539
TCF Financial Corp.	1,536	24,407
Corporate Office Properties Trust	850	24,115
Bank of Hawaii Corp.	403	23,902
Hancock Holding Co.	749	22,994
Janus Capital Group, Inc.	1,350	21,776
Fulton Financial Corp.	1,702	21,037
Washington Federal, Inc.	902	19,979
Valley National Bancorp	2,020	19,614
Mercury General Corp.	334	18,928
Equity One, Inc.	705	17,879
BancorpSouth, Inc.	785	17,670
Cathay General Bancorp	681	17,427
Kemper Corp.	460	16,611
Alexander & Baldwin, Inc.	416	16,332
Potlatch Corp.	373	15,618
Trustmark Corp.	619	15,190
Mack-Cali Realty Corp.	769	14,657
International Bancshares Corp.	532	14,119
Astoria Financial Corp.	807	10,782
Total Financial		3,440,089
Industrial - 11.8%
Mettler-Toledo International, Inc.*	262	79,245
Rock-Tenn Co. — Class A	1,286	78,420
Wabtec Corp.	884	76,811
Energizer Holdings, Inc.	570	73,279
J.B. Hunt Transport Services, Inc.	850	71,612
Packaging Corporation of America	904	70,557
Fortune Brands Home & Security, Inc.	1,449	65,597
Trimble Navigation Ltd.*	2,379	63,139
IDEX Corp.	729	56,746
B/E Aerospace, Inc.*	967	56,105
Acuity Brands, Inc.	398	55,749
Avnet, Inc.	1,259	54,162
Hubbell, Inc. — Class B	499	53,308

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 64.0% (continued)
Industrial - 11.8% (continued)
Carlisle Companies, Inc.	589	$53,151
Arrow Electronics, Inc.*	890	51,522
Waste Connections, Inc.	1,140	50,149
Huntington Ingalls Industries, Inc.	444	49,932
Lincoln Electric Holdings, Inc.	713	49,262
Gentex Corp.	1,345	48,595
Old Dominion Freight Line, Inc.*	625	48,525
Donaldson Company, Inc.	1,173	45,313
Graco, Inc.	546	43,778
AECOM Technology Corp.*	1,413	42,913
Kirby Corp.*	524	42,308
Genesee & Wyoming, Inc. — Class A*	470	42,262
Nordson Corp.	539	42,020
Bemis Company, Inc.	917	41,458
Sonoco Products Co.	930	40,641
Trinity Industries, Inc.	1,429	40,026
AptarGroup, Inc.	594	39,702
AO Smith Corp.	691	38,979
Jabil Circuit, Inc.	1,776	38,770
Lennox International, Inc.	406	38,598
Zebra Technologies Corp. — Class A*	468	36,228
Eagle Materials, Inc.	462	35,126
AGCO Corp.	769	34,759
FEI Co.	382	34,514
Alliant Techsystems, Inc.	293	34,061
ITT Corp.	841	34,027
Cognex Corp.*	799	33,023
SPX Corp.	377	32,392
Esterline Technologies Corp.*	293	32,136
Triumph Group, Inc.	466	31,325
Belden, Inc.	393	30,972
Regal-Beloit Corp.	410	30,832
CLARCOR, Inc.	460	30,654
Exelis, Inc.	1,715	30,064
Landstar System, Inc.	411	29,810
Timken Co.	684	29,193
National Instruments Corp.	926	28,789
Valmont Industries, Inc.	226	28,702
Terex Corp.	996	27,768
Crane Co.	455	26,709
Woodward, Inc.	536	26,387
Con-way, Inc.	532	26,164
Kennametal, Inc.	727	26,019
Clean Harbors, Inc.*	501	24,073
GATX Corp.	406	23,361
KBR, Inc.	1,332	22,577
Tech Data Corp.*	351	22,194
Louisiana-Pacific Corp.*	1,306	21,627
Silgan Holdings, Inc.	401	21,494
KLX, Inc.*	485	19,986
Knowles Corp.*	781	18,392
Vishay Intertechnology, Inc.	1,246	17,631
MSA Safety, Inc.	289	15,343
Itron, Inc.*	359	15,182
Tidewater, Inc.	457	14,811
Greif, Inc. — Class A	311	14,689
Harsco Corp.	742	14,016
TimkenSteel Corp.	352	13,035
Werner Enterprises, Inc.	409	12,740
Granite Construction, Inc.	331	12,585
Total Industrial		2,756,024
Consumer, Non-cyclical - 10.9%
Henry Schein, Inc.*	773	105,244
Endo International plc*	1,412	101,833
Church & Dwight Company, Inc.	1,229	96,857
Towers Watson & Co. — Class A	642	72,655
ResMed, Inc.[1]	1,281	71,814
Cooper Companies, Inc.	443	71,806
Cubist Pharmaceuticals, Inc.*	701	70,555
Gartner, Inc.*	808	68,042
Salix Pharmaceuticals Ltd.*	585	67,240
Omnicare, Inc.	899	65,564
IDEXX Laboratories, Inc.*	438	64,943
MEDNAX, Inc.*	922	60,953
CDK Global, Inc.	1,475	60,121
Hologic, Inc.*	2,227	59,550
Community Health Systems, Inc.*	1,068	57,586
United Therapeutics Corp.*	436	56,458
WhiteWave Foods Co. — Class A*	1,601	56,019
Ingredion, Inc.	660	55,994
Centene Corp.*	539	55,976
Hain Celestial Group, Inc.*	927	54,035
Covance, Inc.*	520	53,996
Global Payments, Inc.	621	50,133
ManpowerGroup, Inc.	727	49,560
SEI Investments Co.	1,198	47,968
Sirona Dental Systems, Inc.*	509	44,471
Teleflex, Inc.	380	43,632
Service Corporation International	1,907	43,288
Health Net, Inc.*	716	38,327
Graham Holdings Co. — Class B	44	38,003
VCA, Inc.*	773	37,699
Align Technology, Inc.*	664	37,124
United Natural Foods, Inc.*	458	35,415
STERIS Corp.	546	35,408
WEX, Inc.*	356	35,216
Live Nation Entertainment, Inc.*	1,327	34,648
TreeHouse Foods, Inc.*	389	33,271
WellCare Health Plans, Inc.*	403	33,070
Flowers Foods, Inc.	1,697	32,565
RR Donnelley & Sons Co.	1,835	30,837
Apollo Education Group, Inc. — Class A*	887	30,256
LifePoint Hospitals, Inc.*	416	29,915
Deluxe Corp.	456	28,386
Charles River Laboratories International, Inc.*	431	27,429
DeVry Education Group, Inc.	528	25,064
Sotheby's	564	24,354
Hill-Rom Holdings, Inc.	528	24,087
Bio-Rad Laboratories, Inc. — Class A*	189	22,786
Corporate Executive Board Co.	309	22,411
Owens & Minor, Inc.	579	20,329

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 64.0% (continued)
Consumer, Non-cyclical - 10.9% (continued)
Rollins, Inc.	588	$19,463
SUPERVALU, Inc.*	1,895	18,382
Aaron's, Inc.	592	18,097
Rent-A-Center, Inc.	486	17,652
Post Holdings, Inc.*	412	17,259
HMS Holdings Corp.*	806	17,039
Dean Foods Co.	862	16,706
Lancaster Colony Corp.	178	16,668
Thoratec Corp.*	505	16,392
FTI Consulting, Inc.*	377	14,564
Tootsie Roll Industries, Inc.	183	5,609
Total Consumer, Non-cyclical		2,560,724
Consumer, Cyclical - 8.5%
Advance Auto Parts, Inc.	670	106,718
Hanesbrands, Inc.	917	102,355
Signet Jewelers Ltd.	736	96,835
Polaris Industries, Inc.	561	84,846
Jarden Corp.*	1,643	78,667
LKQ Corp.*	2,783	78,258
Foot Locker, Inc.	1,305	73,314
Alaska Air Group, Inc.	1,208	72,190
Williams-Sonoma, Inc.	787	59,560
Toll Brothers, Inc.*	1,487	50,959
Domino's Pizza, Inc.	505	47,556
NVR, Inc.*	36	45,912
Dick's Sporting Goods, Inc.	901	44,735
Brunswick Corp.	854	43,776
Carter's, Inc.	486	42,433
Panera Bread Co. — Class A*	235	41,078
Ingram Micro, Inc. — Class A*	1,432	39,580
International Game Technology	2,272	39,192
Office Depot, Inc.*	4,452	38,176
Copart, Inc.*	1,044	38,096
MSC Industrial Direct Company, Inc. — Class A	464	37,700
Kate Spade & Co.*	1,167	37,356
JetBlue Airways Corp.*	2,251	35,701
Oshkosh Corp.	733	35,660
Brinker International, Inc.	584	34,275
Cinemark Holdings, Inc.	956	34,015
CST Brands, Inc.	713	31,094
World Fuel Services Corp.	662	31,068
Tempur Sealy International, Inc.*	559	30,695
Tupperware Brands Corp.	463	29,169
Deckers Outdoor Corp.*	318	28,951
Watsco, Inc.	251	26,857
Scotts Miracle-Gro Co. — Class A	408	25,427
Thor Industries, Inc.	427	23,856
Cabela's, Inc.*	437	23,034
Chico's FAS, Inc.	1,405	22,775
Wendy's Co.	2,516	22,719
HSN, Inc.	298	22,648
American Eagle Outfitters, Inc.	1,608	22,319
Cheesecake Factory, Inc.	423	21,281
HNI Corp.	408	20,832
Big Lots, Inc.	491	19,650
Abercrombie & Fitch Co. — Class A	655	18,759
Life Time Fitness, Inc.*	331	18,741
JC Penney Company, Inc.*,1	2,800	18,144
Herman Miller, Inc.	546	16,069
ANN, Inc.*	420	15,322
Ascena Retail Group, Inc.*	1,210	15,198
DreamWorks Animation SKG, Inc. — Class A*	665	14,849
KB Home	836	13,836
Guess?, Inc.	587	12,374
MDC Holdings, Inc.	359	9,503
International Speedway Corp. — Class A	257	8,134
Total Consumer, Cyclical		2,002,247
Technology - 6.3%
Skyworks Solutions, Inc.	1,751	127,316
ANSYS, Inc.*	844	69,208
Synopsys, Inc.*	1,431	62,206
Rackspace Hosting, Inc.*	1,094	51,210
Cadence Design Systems, Inc.*	2,688	50,991
Broadridge Financial Solutions, Inc.	1,102	50,890
MSCI, Inc. — Class A	1,029	48,816
Jack Henry & Associates, Inc.	751	46,667
SunEdison, Inc.*	2,314	45,146
NCR Corp.*	1,547	45,080
Teradyne, Inc.	1,988	39,343
PTC, Inc.*	1,065	39,032
VeriFone Systems, Inc.*	1,038	38,614
Ultimate Software Group, Inc.*	261	38,319
Informatica Corp.*	998	38,059
Cree, Inc.*,1	1,097	35,346
Tyler Technologies, Inc.*	303	33,160
Atmel Corp.*	3,833	32,178
Solera Holdings, Inc.	627	32,090
3D Systems Corp.*,1	960	31,555
SolarWinds, Inc.*	604	30,097
Riverbed Technology, Inc.*	1,425	29,084
Integrated Device Technology, Inc.*	1,365	26,754
International Rectifier Corp.*	657	26,214
DST Systems, Inc.	269	25,326
Leidos Holdings, Inc.	571	24,849
IPG Photonics Corp.*	326	24,424
Lexmark International, Inc. — Class A	568	23,441
Fair Isaac Corp.	295	21,329
ACI Worldwide, Inc.*	1,056	21,300
Diebold, Inc.	594	20,576
CommVault Systems, Inc.*	395	20,418
Allscripts Healthcare Solutions, Inc.*	1,556	19,870
Mentor Graphics Corp.	899	19,706
Rovi Corp.*	870	19,653
Cypress Semiconductor Corp.	1,362	19,449
Convergys Corp.	922	18,781
Fairchild Semiconductor International, Inc. — Class A*	1,091	18,416
Science Applications International Corp.	371	18,376

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 64.0% (continued)
Technology - 6.3% (continued)
Silicon Laboratories, Inc.*	362	$17,238
Intersil Corp. — Class A	1,190	17,219
Semtech Corp.*	613	16,900
Advanced Micro Devices, Inc.*,1	5,768	15,401
Acxiom Corp.*	707	14,331
Advent Software, Inc.	408	12,501
Total Technology		1,476,879
Utilities - 3.1%
Alliant Energy Corp.	1,019	67,682
OGE Energy Corp.	1,831	64,964
UGI Corp.	1,584	60,161
National Fuel Gas Co.	773	53,747
Atmos Energy Corp.	922	51,392
Westar Energy, Inc.	1,201	49,529
Aqua America, Inc.	1,622	43,307
MDU Resources Group, Inc.	1,783	41,901
Questar Corp.	1,610	40,701
Great Plains Energy, Inc.	1,413	40,143
Vectren Corp.	758	35,042
Hawaiian Electric Industries, Inc.[1]	942	31,538
IDACORP, Inc.	462	30,580
Cleco Corp.	555	30,270
WGL Holdings, Inc.	457	24,961
Black Hills Corp.	410	21,746
PNM Resources, Inc.	732	21,689
ONE Gas, Inc.	478	19,703
Total Utilities		729,056
Basic Materials - 3.0%
Ashland, Inc.	586	70,179
RPM International, Inc.	1,226	62,170
Valspar Corp.	700	60,536
Reliance Steel & Aluminum Co.	717	43,930
Steel Dynamics, Inc.	2,208	43,586
Albemarle Corp.	719	43,233
NewMarket Corp.	98	39,546
Royal Gold, Inc.	599	37,557
United States Steel Corp.	1,336	35,725
PolyOne Corp.	835	31,655
Cytec Industries, Inc.	662	30,565
Compass Minerals International, Inc.	308	26,744
Sensient Technologies Corp.	442	26,670
Cabot Corp.	588	25,790
Carpenter Technology Corp.	489	24,083
Domtar Corp.	592	23,810
Minerals Technologies, Inc.	317	22,016
Commercial Metals Co.	1,085	17,675
Olin Corp.	718	16,349
Worthington Industries, Inc.	465	13,992
Cliffs Natural Resources, Inc.[1]	1,407	10,046
Total Basic Materials		705,857
Communications - 2.7%
Equinix, Inc.	503	114,045
RF Micro Devices, Inc.*	5,360	88,922
FactSet Research Systems, Inc.	357	50,248
Fortinet, Inc.*	1,272	39,000
ARRIS Group, Inc.*	1,210	36,530
AMC Networks, Inc. — Class A*	543	34,627
AOL, Inc.*	715	33,012
JDS Uniphase Corp.*	2,129	29,210
John Wiley & Sons, Inc. — ClassA	431	25,532
Time, Inc.	1,001	24,635
Telephone & Data Systems, Inc.	902	22,776
Plantronics, Inc.	394	20,890
Ciena Corp.*	979	19,002
Meredith Corp.	335	18,197
InterDigital, Inc.	341	18,039
Polycom, Inc.*	1,254	16,929
New York Times Co. — ClassA	1,201	15,877
NeuStar, Inc. — ClassA*	504	14,011
Total Communications		621,482
Energy - 2.6%
HollyFrontier Corp.	1,798	67,388
Dresser-Rand Group, Inc.*	704	57,586
Oceaneering International, Inc.	964	56,693
Energen Corp.	672	42,847
Gulfport Energy Corp.*	786	32,808
Superior Energy Services, Inc.	1,398	28,170
Dril-Quip, Inc.*	363	27,853
Murphy USA, Inc.*	395	27,200
Rowan Companies plc — ClassA	1,144	26,677
Western Refining, Inc.	670	25,313
NOW, Inc.*,1	983	25,293
SM Energy Co.	619	23,881
Oil States International, Inc.*	488	23,863
Patterson-UTI Energy, Inc.	1,345	22,314
WPX Energy, Inc.*	1,868	21,725
Helix Energy Solutions Group, Inc.*	901	19,552
Peabody Energy Corp.	2,493	19,296
Atwood Oceanics, Inc.	550	15,604
California Resources Corp.*	2,804	15,450
Unit Corp.*	423	14,424
Rosetta Resources, Inc.*	565	12,605
CARBO Ceramics, Inc.	180	7,209
Total Energy		613,751
Information Technology - 0.2%
Keysight Technologies, Inc.*	1,538	51,938
Health Care - 0.2%
Bio-Techne Corp.	341	31,508
Halyard Health, Inc.*	427	19,416
Total Health Care		50,924
Total Common Stocks
(Cost $9,125,597)		15,008,971

MUTUAL FUNDS† - 20.9%
Guggenheim Strategy Fund I2	196,850	4,889,749
Total Mutual Funds
(Cost $4,897,554)		4,889,749

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 203.1%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$30,906,442	$30,906,442
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	16,696,985	16,696,985
Total Repurchase Agreements
(Cost $47,603,427)		47,603,427

SECURITIES LENDING COLLATERAL††,4 - 3.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	551,216	551,216
BNP Paribas Securities Corp. issued 12/31/14 at 0.05% due 01/02/15	222,784	222,784
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	105,650	105,650
Total Securities Lending Collateral
(Cost $879,650)		879,650
Total Investments - 291.8%
(Cost $62,506,228)		$68,381,797
Other Assets & Liabilities, net - (191.8)%		(44,947,179)
Total Net Assets - 100.0%		$23,434,618

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $7,824,600)	54	$26,273

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2015 S&P MidCap 400 Index Swap, Terminating 01/26/15[5] (Notional Value $2,575,853)	1,774	$(7,966)
Credit Suisse Capital, LLC January 2015 S&P MidCap 400 Index Swap, Terminating 01/29/15[5] (Notional Value $923,120)	636	(8,468)
Barclays Bank plc January 2015 S&P MidCap 400 Index Swap, Terminating 01/30/15[5] (Notional Value $7,861,568)	5,413	(85,615)
		–
(Total Notional Value $11,360,541)		$(102,049)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0%
Technology - 26.1%
Apple, Inc.	130,170	$14,368,165
Microsoft Corp.	182,950	8,498,028
Intel Corp.	107,313	3,894,389
QUALCOMM, Inc.	36,901	2,742,852
Texas Instruments, Inc.	23,445	1,253,487
Micron Technology, Inc.*	23,825	834,113
Adobe Systems, Inc.*	11,069	804,716
Cognizant Technology Solutions Corp. — Class A*	13,515	711,700
Applied Materials, Inc.	27,042	673,886
Intuit, Inc.	6,337	584,208
Western Digital Corp.	5,154	570,547
Avago Technologies Ltd.	5,613	564,612
Broadcom Corp. — Class A	12,030	521,260
Cerner Corp.*	7,579	490,058
Seagate Technology plc	7,263	482,990
SanDisk Corp.	4,897	479,808
NXP Semiconductor N.V.*	5,122	391,321
Analog Devices, Inc.	6,974	387,196
Fiserv, Inc.*	5,415	384,303
Paychex, Inc.	8,053	371,807
Check Point Software Technologies Ltd.*	4,235	332,744
Electronic Arts, Inc.*	6,901	324,450
Activision Blizzard, Inc.	15,959	321,574
Autodesk, Inc.*	5,044	302,943
CA, Inc.	9,875	300,694
NetApp, Inc.	6,918	286,751
Lam Research Corp.	3,528	279,912
KLA-Tencor Corp.	3,651	256,738
Xilinx, Inc.	5,870	254,112
Altera Corp.	6,765	249,899
Akamai Technologies, Inc.*	3,951	248,755
NVIDIA Corp.	12,064	241,883
Linear Technology Corp.	5,294	241,406
Citrix Systems, Inc.*	3,573	227,957
Total Technology		42,879,264
Communications - 21.0%
Google, Inc. — Class C*	7,532	3,964,845
Facebook, Inc. — Class A*	49,360	3,851,067
Google, Inc. — Class A*	6,321	3,354,302
Amazon.com, Inc.*	10,276	3,189,156
Cisco Systems, Inc.	113,496	3,156,891
Comcast Corp. — Class A	47,727	2,768,643
eBay, Inc.*	27,574	1,547,453
Baidu, Inc. ADR*	6,149	1,401,788
Priceline Group, Inc.*	1,162	1,324,923
Twenty-First Century Fox, Inc. — Class A	30,132	1,157,220
Yahoo!, Inc.*	21,026	1,062,023
DIRECTV*	11,147	966,445
Liberty Global plc*	14,290	690,350
Twenty-First Century Fox, Inc. — Class B	17,723	653,801
Viacom, Inc. — Class B	7,981	600,570
Comcast Corp. — Class A	9,244	532,131
Netflix, Inc.*	1,337	456,733
Sirius XM Holdings, Inc.*	121,949	426,822
Charter Communications, Inc. — Class A*	2,425	404,054
Symantec Corp.	15,318	392,983
Vodafone Group plc ADR	10,804	369,173
DISH Network Corp. — Class A*	4,938	359,931
Liberty Interactive Corp. — Class A*	9,923	291,935
Liberty Global plc — Class A*	5,573	279,792
Equinix, Inc.	1,219	276,384
TripAdvisor, Inc.*	2,888	215,618
Discovery Communications, Inc. — Class C*	6,377	215,033
Liberty Media Corp. — Class C*	5,076	177,812
VimpelCom Ltd. ADR	38,991	162,787
Discovery Communications, Inc. — Class A*	3,296	113,547
Liberty Ventures*	2,982	112,481
Liberty Media Corp. — Class A*	2,319	81,791
Total Communications		34,558,484
Consumer, Non-cyclical - 12.1%
Gilead Sciences, Inc.*	33,485	3,156,297
Amgen, Inc.	16,883	2,689,294
Celgene Corp.*	17,727	1,982,942
Biogen Idec, Inc.*	5,241	1,779,057
Express Scripts Holding Co.*	16,289	1,379,189
Mondelez International, Inc. — Class A	37,286	1,354,413
Regeneron Pharmaceuticals, Inc.*	2,213	907,883
Automatic Data Processing, Inc.	10,699	891,976
Kraft Foods Group, Inc.	13,069	818,904
Alexion Pharmaceuticals, Inc.*	4,401	814,317
Vertex Pharmaceuticals, Inc.*	5,338	634,154
Illumina, Inc.*	3,152	581,796
Keurig Green Mountain, Inc.	3,596	476,092
Mylan, Inc.*	8,307	468,266
Intuitive Surgical, Inc.*	805	425,797
Monster Beverage Corp.*	3,721	403,170
Whole Foods Market, Inc.	7,985	402,604
Henry Schein, Inc.*	1,869	254,464
Catamaran Corp.*	4,605	238,309
Verisk Analytics, Inc. — Class A*	3,660	234,423
Total Consumer, Non-cyclical		19,893,347
Consumer, Cyclical - 4.9%
Costco Wholesale Corp.	9,716	1,377,243
Starbucks Corp.	16,609	1,362,768
American Airlines Group, Inc.	15,920	853,790
Tesla Motors, Inc.*	2,783	618,967
PACCAR, Inc.	7,859	534,491
Marriott International, Inc. — Class A	6,289	490,731
Ross Stores, Inc.	4,657	438,969
O'Reilly Automotive, Inc.*	2,252	433,780
Wynn Resorts Ltd.	2,249	334,561
Dollar Tree, Inc.*	4,564	321,214
Bed Bath & Beyond, Inc.*	4,111	313,135
Fastenal Co.	6,579	312,897
Staples, Inc.	14,200	257,304
Tractor Supply Co.	3,017	237,800

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 65.0% (continued)
Consumer, Cyclical - 4.9% (continued)
Mattel, Inc.	7,520	$232,706
Total Consumer, Cyclical		8,120,356
Industrial - 0.7%
SBA Communications Corp. — Class A*	2,865	317,327
Stericycle, Inc.*	1,885	247,086
CH Robinson Worldwide, Inc.	3,247	243,168
Garmin Ltd.	4,244	224,211
Expeditors International of Washington, Inc.	4,284	191,109
Total Industrial		1,222,901
Basic Materials - 0.2%
Sigma-Aldrich Corp.	2,643	362,805
Total Common Stocks
(Cost $108,863,750)		107,037,157

MUTUAL FUNDS† - 15.2%
Guggenheim Strategy Fund I1	1,006,953	25,012,708
Total Mutual Funds
(Cost $25,032,820)		25,012,708

	Face Amount
REPURCHASE AGREEMENTS††,2 - 6.6%
HSBC Group
issued 12/31/14 at 0.02%
due 01/02/15	$7,085,210	7,085,210
RBC Capital Markets
issued 12/31/14 at 0.03%
due 01/02/15	3,827,734	3,827,734
Total Repurchase Agreements
(Cost $10,912,944)		10,912,944
Total Investments - 86.8%
(Cost $144,809,514)		$142,962,809
Other Assets & Liabilities, net - 13.2%		21,789,750
Total Net Assets - 100.0%		$164,752,559

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Value of
Contracts $2,285,955)	27	$(20,545)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
January 2015 NASDAQ-100 Index Swap, Terminating 01/26/15[3]
(Notional Value $3,736,715)	882	$(68,748)

Barclays Bank plc
January 2015 NASDAQ-100 Index Swap, Terminating 01/30/15[3]
(Notional Value $216,367,107)	51,075	(3,904,272)
(Total Notional Value $220,103,822)		$(3,973,020)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements —See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR - American Depositary Receipt
Plc - Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 70.6%
Technology - 28.3%
Apple, Inc.	799,136	$88,208,631
Microsoft Corp.	1,123,161	52,170,829
Intel Corp.	658,811	23,908,252
QUALCOMM, Inc.	226,544	16,839,016
Texas Instruments, Inc.	143,930	7,695,217
Micron Technology, Inc.*	146,268	5,120,843
Adobe Systems, Inc.*	67,957	4,940,474
Cognizant Technology Solutions Corp. — Class A*	82,970	4,369,200
Applied Materials, Inc.	166,017	4,137,144
Intuit, Inc.	38,905	3,586,652
Western Digital Corp.	31,643	3,502,879
Avago Technologies Ltd.	34,460	3,466,331
Broadcom Corp. — Class A	73,852	3,200,007
Cerner Corp.*	46,529	3,008,565
Seagate Technology plc	44,589	2,965,169
SanDisk Corp.	30,065	2,945,769
NXP Semiconductor N.V.*	31,442	2,402,169
Analog Devices, Inc.	42,814	2,377,033
Fiserv, Inc.*	33,243	2,359,256
Paychex, Inc.	49,438	2,282,552
Check Point Software Technologies Ltd.*	25,997	2,042,584
Electronic Arts, Inc.*	42,368	1,991,932
Activision Blizzard, Inc.	97,974	1,974,176
Autodesk, Inc.*	30,963	1,859,638
CA, Inc.	60,622	1,845,940
NetApp, Inc.	42,471	1,760,423
Lam Research Corp.	21,660	1,718,504
KLA-Tencor Corp.	22,411	1,575,942
Xilinx, Inc.	36,034	1,559,912
Altera Corp.	41,534	1,534,266
Akamai Technologies, Inc.*	24,253	1,526,969
NVIDIA Corp.	74,062	1,484,943
Linear Technology Corp.	32,502	1,482,091
Citrix Systems, Inc.*	21,934	1,399,389
Total Technology		263,242,697
Communications - 21.9%
Google, Inc. — Class C*	46,238	24,339,684
Facebook, Inc. — Class A*	303,031	23,642,479
Google, Inc. — Class A*	38,809	20,594,384
Amazon.com, Inc.*	63,089	19,579,672
Cisco Systems, Inc.	696,771	19,380,685
Comcast Corp. — Class A	293,007	16,997,336
eBay, Inc.*	169,283	9,500,162
Baidu, Inc. ADR*	37,752	8,606,323
Priceline Group, Inc.*	7,134	8,134,258
Twenty-First Century Fox, Inc. — Class A	184,985	7,104,349
Yahoo!, Inc.*	129,085	6,520,083
DIRECTV*	68,434	5,933,228
Liberty Global plc*	87,729	4,238,188
Viacom, Inc. — Class B	48,997	3,687,024
Netflix, Inc.*	8,209	2,804,276
Sirius XM Holdings, Inc.*	748,666	2,620,331
Charter Communications, Inc. — Class A*	14,889	2,480,805
Symantec Corp.	94,039	2,412,571
Vodafone Group plc ADR	66,329	2,266,462
DISH Network Corp. — Class A*	30,315	2,209,660
Liberty Interactive Corp. — Class A*	60,922	1,792,325
Liberty Global plc — Class A*	34,215	1,717,764
Equinix, Inc.	7,485	1,697,074
TripAdvisor, Inc.*	17,731	1,323,796
Discovery Communications, Inc. — Class C*	39,147	1,320,037
Liberty Media Corp. — Class C*	31,162	1,091,605
VimpelCom Ltd. ADR	239,370	999,370
Discovery Communications, Inc. — Class A*	20,233	697,027
Liberty Media Corp. — Class A*	14,235	502,068
Total Communications		204,193,026
Consumer, Non-cyclical - 13.1%
Gilead Sciences, Inc.*	205,569	19,376,933
Amgen, Inc.	103,648	16,510,090
Celgene Corp.*	108,830	12,173,724
Biogen Idec, Inc.*	32,178	10,922,822
Express Scripts Holding Co.*	100,002	8,467,169
Mondelez International, Inc. — Class A	228,904	8,314,938
Regeneron Pharmaceuticals, Inc.*	13,584	5,572,836
Automatic Data Processing, Inc.	65,684	5,476,075
Kraft Foods Group, Inc.	80,232	5,027,337
Alexion Pharmaceuticals, Inc.*	27,018	4,999,141
Vertex Pharmaceuticals, Inc.*	32,773	3,893,432
Illumina, Inc.*	19,349	3,571,438
Keurig Green Mountain, Inc.	22,075	2,922,620
Mylan, Inc.*	50,998	2,874,757
Intuitive Surgical, Inc.*	4,940	2,612,964
Monster Beverage Corp.*	22,842	2,474,931
Whole Foods Market, Inc.	49,019	2,471,538
Henry Schein, Inc.*	11,475	1,562,321
Catamaran Corp.*	28,272	1,463,076
Verisk Analytics, Inc. — Class A*	22,472	1,439,332
Total Consumer, Non-cyclical		122,127,474
Consumer, Cyclical - 5.4%
Costco Wholesale Corp.	59,649	8,455,246
Starbucks Corp.	101,962	8,365,982
American Airlines Group, Inc.	97,733	5,241,421
Tesla Motors, Inc.*,1	17,084	3,799,652
PACCAR, Inc.	48,250	3,281,483
Marriott International, Inc. — Class A	38,610	3,012,738
Ross Stores, Inc.	28,591	2,694,988
O'Reilly Automotive, Inc.*	13,823	2,662,586
Wynn Resorts Ltd.	13,810	2,054,376
Dollar Tree, Inc.*	28,022	1,972,188
Bed Bath & Beyond, Inc.*	25,240	1,922,531
Fastenal Co.	40,393	1,921,091
Staples, Inc.	87,179	1,579,683
Tractor Supply Co.	18,523	1,459,983
Mattel, Inc.	46,168	1,428,669
Total Consumer, Cyclical		49,852,617
Consumer Discretionary - 0.9%
Twenty-First Century Fox, Inc. — Class B	108,805	4,013,816

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 70.6% (continued)
Consumer Discretionary - 0.9% (continued)
Comcast Corp. — Class A	56,750	$3,266,814
Liberty Ventures*	18,308	690,578
Total Consumer Discretionary		7,971,208
Industrial - 0.8%
SBA Communications Corp. — Class A*	17,590	1,948,268
Stericycle, Inc.*	11,572	1,516,858
CH Robinson Worldwide, Inc.	19,933	1,492,783
Garmin Ltd.[1]	26,056	1,376,538
Expeditors International of Washington, Inc.	26,302	1,173,332
Total Industrial		7,507,779
Basic Materials - 0.2%
Sigma-Aldrich Corp.	16,228	2,227,618
Total Common Stocks
(Cost $252,767,075)		657,122,419

MUTUAL FUNDS† - 20.6%
Guggenheim Strategy Fund I2	6,554,698	162,818,687
Guggenheim Strategy Fund II2	1,183,692	29,414,751
Total Mutual Funds
(Cost $192,445,564)		192,233,438

	Face Amount
REPURCHASE AGREEMENTS††,3 - 3.1%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$18,641,817	18,641,817
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	10,071,108	10,071,108
Total Repurchase Agreements
(Cost $28,712,925)		28,712,925

SECURITIES LENDING COLLATERAL††,4 - 0.2%

Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	1,235,138	1,235,138
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	499,202	499,202
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	236,735	236,735
Total Securities Lending Collateral
(Cost $1,971,075)		1,971,075
Total Investments - 94.5%
(Cost $475,896,639)		$880,039,857
Other Assets & Liabilities, net - 5.5%		50,994,124
Total Net Assets - 100.0%		$931,033,981

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $127,505,490)	1,506	$155,123

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 NASDAQ-100 Index Swap, Terminating 01/29/15[5] (Notional Value $9,737,288)	2,299	$(178,519)
Goldman Sachs International January 2015 NASDAQ-100 Index Swap, Terminating 01/26/15[5] (Notional Value $42,347,743)	9,996	(779,118)
Barclays Bank plc January 2015 NASDAQ-100 Index Swap, Terminating 01/30/15[5] (Notional Value $96,169,889)	22,702	(1,735,551)
(Total Notional Value $148,254,920)		$(2,693,188)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 59.9%
Consumer, Non-cyclical - 13.7%
Johnson & Johnson	15,710	$1,642,796
Procter & Gamble Co.	15,166	1,381,470
Pfizer, Inc.	35,363	1,101,557
Coca-Cola Co.	22,125	934,117
Merck & Company, Inc.	16,001	908,697
Gilead Sciences, Inc.*	8,467	798,100
PepsiCo, Inc.	8,400	794,304
Philip Morris International, Inc.	8,720	710,244
Amgen, Inc.	4,269	680,009
AbbVie, Inc.	8,942	585,164
Bristol-Myers Squibb Co.	9,310	549,569
Altria Group, Inc.	11,093	546,552
UnitedHealth Group, Inc.	5,387	544,573
Celgene Corp.*	4,483	501,468
MasterCard, Inc. — Class A	5,500	473,880
Biogen Idec, Inc.*	1,325	449,771
Medtronic, Inc.	5,525	398,906
Actavis plc*	1,488	383,026
Abbott Laboratories	8,451	380,464
Eli Lilly & Co.	5,499	379,376
Allergan, Inc.	1,672	355,450
Express Scripts Holding Co.*	4,119	348,755
Mondelez International, Inc. — Class A	9,429	342,508
Colgate-Palmolive Co.	4,808	332,666
McKesson Corp.	1,301	270,061
Covidien plc	2,541	259,894
Kimberly-Clark Corp.	2,090	241,479
Automatic Data Processing, Inc.	2,706	225,599
Baxter International, Inc.	3,042	222,948
Kraft Foods Group, Inc.	3,305	207,091
Alexion Pharmaceuticals, Inc.*	1,113	205,938
Anthem, Inc.	1,515	190,390
Archer-Daniels-Midland Co.	3,613	187,876
General Mills, Inc.	3,389	180,735
Kroger Co.	2,756	176,963
Aetna, Inc.	1,974	175,350
Regeneron Pharmaceuticals, Inc.*	417	171,074
Vertex Pharmaceuticals, Inc.*	1,350	160,380
Stryker Corp.	1,677	158,191
Cigna Corp.	1,468	151,072
Cardinal Health, Inc.	1,858	149,996
Becton Dickinson and Co.	1,077	149,875
McGraw Hill Financial, Inc.	1,524	135,606
Perrigo Company plc	790	132,056
Sysco Corp.	3,300	130,977
Lorillard, Inc.	2,021	127,202
Humana, Inc.	861	123,665
Zoetis, Inc.	2,814	121,086
Mylan, Inc.*	2,101	118,433
Mead Johnson Nutrition Co. — Class A	1,134	114,012
Reynolds American, Inc.	1,729	111,123
Zimmer Holdings, Inc.	951	107,862
Intuitive Surgical, Inc.*	203	107,375
AmerisourceBergen Corp. — Class A	1,166	105,127
St. Jude Medical, Inc.	1,605	104,373
Whole Foods Market, Inc.	2,019	101,798
Moody's Corp.	1,030	98,684
Boston Scientific Corp.*	7,445	98,646
Estee Lauder Companies, Inc. — Class A	1,257	95,783
Kellogg Co.	1,415	92,598
Constellation Brands, Inc. — Class A*	942	92,476
Keurig Green Mountain, Inc.	682	90,293
Monster Beverage Corp.*	809	87,655
ConAgra Foods, Inc.	2,384	86,492
Hershey Co.	831	86,366
Dr Pepper Snapple Group, Inc.	1,091	78,203
Brown-Forman Corp. — Class B	878	77,124
Edwards Lifesciences Corp.*	600	76,428
Clorox Co.	726	75,656
DaVita HealthCare Partners, Inc.*	965	73,089
CR Bard, Inc.	420	69,980
CareFusion Corp.*	1,145	67,944
Molson Coors Brewing Co. — Class B	894	66,621
Tyson Foods, Inc. — Class A	1,645	65,948
Mallinckrodt plc*	653	64,667
Hospira, Inc.*	950	58,188
JM Smucker Co.	571	57,660
United Rentals, Inc.*	560	57,126
Universal Health Services, Inc. — Class B	511	56,854
Coca-Cola Enterprises, Inc.	1,248	55,187
Equifax, Inc.	677	54,749
Quest Diagnostics, Inc.	811	54,386
McCormick & Company, Inc.	725	53,868
Western Union Co.	2,933	52,530
H&R Block, Inc.	1,544	52,002
Laboratory Corporation of America Holdings*	474	51,145
Varian Medical Systems, Inc.*	561	48,532
Safeway, Inc.	1,293	45,410
Robert Half International, Inc.	763	44,544
Campbell Soup Co.	1,005	44,220
Cintas Corp.	545	42,750
DENTSPLY International, Inc.	794	42,296
Hormel Foods Corp.	754	39,283
ADT Corp.	980	35,505
Quanta Services, Inc.*	1,222	34,693
Total System Services, Inc.	929	31,549
Tenet Healthcare Corp.*	552	27,970
Avery Dennison Corp.	511	26,511
Patterson Companies, Inc.	480	23,088
Avon Products, Inc.	2,440	22,912
Total Consumer, Non-cyclical		23,306,640
Financial - 10.2%
Berkshire Hathaway, Inc. — Class B*	10,235	1,536,784
Wells Fargo & Co.	26,496	1,452,510
JPMorgan Chase & Co.	20,981	1,312,992
Bank of America Corp.	59,024	1,055,940
Citigroup, Inc.	17,003	920,032

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Financial - 10.2% (continued)
Visa, Inc. — Class A	2,741	$718,690
American Express Co.	4,994	464,642
U.S. Bancorp	10,043	451,433
Goldman Sachs Group, Inc.	2,273	440,576
American International Group, Inc.	7,857	440,071
MetLife, Inc.	6,376	344,877
Morgan Stanley	8,569	332,477
Simon Property Group, Inc.	1,744	317,600
PNC Financial Services Group, Inc.	2,953	269,403
Capital One Financial Corp.	3,120	257,556
Bank of New York Mellon Corp.	6,318	256,321
BlackRock, Inc. — Class A	715	255,655
Prudential Financial, Inc.	2,571	232,573
American Tower Corp. — Class A	2,225	219,941
ACE Ltd.	1,862	213,907
Travelers Companies, Inc.	1,860	196,881
Charles Schwab Corp.	6,449	194,695
State Street Corp.	2,343	183,926
Marsh & McLennan Companies, Inc.	3,036	173,781
Discover Financial Services	2,545	166,672
Allstate Corp.	2,354	165,369
CME Group, Inc. — Class A	1,777	157,530
BB&T Corp.	4,043	157,232
Aflac, Inc.	2,529	154,497
Aon plc	1,600	151,728
Public Storage	814	150,469
Crown Castle International Corp.	1,874	147,484
Equity Residential	2,034	146,123
Health Care REIT, Inc.	1,839	139,157
Intercontinental Exchange, Inc.	633	138,811
Ameriprise Financial, Inc.	1,036	137,011
Chubb Corp.	1,324	136,994
T. Rowe Price Group, Inc.	1,456	125,012
SunTrust Banks, Inc.	2,927	122,641
Franklin Resources, Inc.	2,201	121,869
AvalonBay Communities, Inc.	741	121,072
Prologis, Inc.	2,806	120,742
Ventas, Inc.	1,652	118,448
Vornado Realty Trust	980	115,356
HCP, Inc.	2,578	113,509
Boston Properties, Inc.	859	110,545
Weyerhaeuser Co.	2,943	105,624
Host Hotels & Resorts, Inc.	4,251	101,046
Hartford Financial Services Group, Inc.	2,422	100,973
General Growth Properties, Inc.	3,522	99,074
Invesco Ltd.	2,418	95,559
Fifth Third Bancorp	4,625	94,234
M&T Bank Corp.	741	93,084
Lincoln National Corp.	1,458	84,083
Northern Trust Corp.	1,242	83,711
Regions Financial Corp.	7,726	81,587
Progressive Corp.	3,002	81,024
Principal Financial Group, Inc.	1,533	79,624
Essex Property Trust, Inc.	359	74,169
Loews Corp.	1,680	70,594
KeyCorp	4,862	67,582
Affiliated Managers Group, Inc.*	312	66,219
Macerich Co.	790	65,894
Kimco Realty Corp.	2,309	58,048
CBRE Group, Inc. — Class A*	1,569	53,738
XL Group plc — Class A	1,448	49,768
Navient Corp.	2,302	49,746
Unum Group	1,414	49,320
Huntington Bancshares, Inc.	4,571	48,087
Comerica, Inc.	1,009	47,262
Cincinnati Financial Corp.	826	42,812
Plum Creek Timber Company, Inc.	987	42,234
Iron Mountain, Inc.	1,047	40,477
E*TRADE Financial Corp.*	1,621	39,317
Torchmark Corp.	722	39,111
Zions Bancorporation	1,139	32,473
NASDAQ OMX Group, Inc.	659	31,606
Apartment Investment & Management Co. — Class A	821	30,500
Legg Mason, Inc.	564	30,101
Hudson City Bancorp, Inc.	2,701	27,334
Assurant, Inc.	394	26,961
People's United Financial, Inc.	1,729	26,246
Genworth Financial, Inc. — Class A*	2,788	23,698
Total Financial		17,494,454
Technology - 8.1%
Apple, Inc.	32,917	3,633,377
Microsoft Corp.	46,264	2,148,963
Intel Corp.	27,137	984,803
International Business Machines Corp.	5,166	828,833
Oracle Corp.	18,156	816,475
QUALCOMM, Inc.	9,331	693,573
Hewlett-Packard Co.	10,475	420,362
EMC Corp.	11,421	339,660
Texas Instruments, Inc.	5,929	316,995
Accenture plc — Class A	3,522	314,550
Micron Technology, Inc.*	6,025	210,935
salesforce.com, Inc.*	3,294	195,367
Adobe Systems, Inc.*	2,659	193,309
Cognizant Technology Solutions Corp. — Class A*	3,418	179,992
Applied Materials, Inc.	6,838	170,404
Intuit, Inc.	1,603	147,781
Avago Technologies Ltd.	1,419	142,737
Western Digital Corp.	1,225	135,608
Broadcom Corp. — Class A	3,024	131,030
Seagate Technology plc	1,837	122,161
SanDisk Corp.	1,238	121,299
Cerner Corp.*	1,706	110,310
Fidelity National Information Services, Inc.	1,593	99,085
Fiserv, Inc.*	1,369	97,158
Analog Devices, Inc.	1,747	96,993
Paychex, Inc.	1,833	84,630
Xerox Corp.	6,023	83,479
Electronic Arts, Inc.*	1,745	82,041
Autodesk, Inc.*	1,277	76,697

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Technology - 8.1% (continued)
Red Hat, Inc.*	1,054	$72,874
NetApp, Inc.	1,749	72,496
Lam Research Corp.	892	70,771
KLA-Tencor Corp.	923	64,905
Xilinx, Inc.	1,484	64,242
Altera Corp.	1,711	63,204
Akamai Technologies, Inc.*	999	62,897
Linear Technology Corp.	1,339	61,058
NVIDIA Corp.	2,898	58,105
Citrix Systems, Inc.*	903	57,611
CA, Inc.	1,798	54,749
Microchip Technology, Inc.	1,128	50,884
Computer Sciences Corp.	789	49,746
Teradata Corp.*	859	37,521
Pitney Bowes, Inc.	1,128	27,489
Dun & Bradstreet Corp.	202	24,434
First Solar, Inc.*	422	18,819
Total Technology		13,890,412
Communications - 6.9%
Verizon Communications, Inc.	23,291	1,089,553
AT&T, Inc.	29,112	977,872
Facebook, Inc. — Class A*	11,735	915,566
Google, Inc. — Class A*	1,600	849,056
Google, Inc. — Class C*	1,598	841,187
Comcast Corp. — Class A	14,460	838,825
Walt Disney Co.	8,756	824,727
Cisco Systems, Inc.	28,700	798,290
Amazon.com, Inc.*	2,131	661,356
Time Warner, Inc.	4,706	401,987
Twenty-First Century Fox, Inc. — Class A	10,407	399,681
eBay, Inc.*	6,345	356,081
Priceline Group, Inc.*	294	335,222
Yahoo!, Inc.*	4,945	249,772
DIRECTV*	2,819	244,407
Time Warner Cable, Inc.	1,574	239,342
Viacom, Inc. — Class B	2,073	155,993
CBS Corp. — Class B	2,676	148,090
CenturyLink, Inc.	3,203	126,775
Netflix, Inc.*	338	115,464
Omnicom Group, Inc.	1,393	107,916
Alliance Data Systems Corp.*	359	102,692
Symantec Corp.	3,874	99,387
Nielsen N.V.	1,818	81,319
Motorola Solutions, Inc.	1,189	79,758
Level 3 Communications, Inc.*	1,565	77,280
F5 Networks, Inc.*	414	54,013
Discovery Communications, Inc. — Class C*	1,534	51,726
Interpublic Group of Companies, Inc.	2,347	48,747
Juniper Networks, Inc.	2,161	48,234
Expedia, Inc.	554	47,289
TripAdvisor, Inc.*	626	46,737
News Corp. — Class A*	2,800	43,932
Scripps Networks Interactive, Inc. — Class A	569	42,829
Harris Corp.	587	42,158
Gannett Company, Inc.	1,267	40,455
Frontier Communications Corp.	5,624	37,512
VeriSign, Inc.*	612	34,884
Discovery Communications, Inc. — Class A*	833	28,697
Windstream Holdings, Inc.	3,383	27,876
Cablevision Systems Corp. — Class A	1,229	25,367
Total Communications		11,738,054
Industrial - 6.2%
General Electric Co.	56,363	1,424,294
Union Pacific Corp.	4,990	594,458
3M Co.	3,597	591,059
United Technologies Corp.	4,759	547,286
Boeing Co.	3,721	483,656
Honeywell International, Inc.	4,394	439,048
United Parcel Service, Inc. — Class B	3,912	434,897
Caterpillar, Inc.	3,398	311,018
Danaher Corp.	3,431	294,072
Lockheed Martin Corp.	1,507	290,203
Thermo Fisher Scientific, Inc.	2,245	281,276
FedEx Corp.	1,478	256,669
General Dynamics Corp.	1,767	243,175
Emerson Electric Co.	3,893	240,315
CSX Corp.	5,587	202,417
Precision Castparts Corp.	800	192,704
Illinois Tool Works, Inc.	2,019	191,200
Norfolk Southern Corp.	1,737	190,393
Raytheon Co.	1,731	187,242
Eaton Corporation plc	2,664	181,045
Deere & Co.	2,012	178,002
Northrop Grumman Corp.	1,134	167,140
Corning, Inc.	7,194	164,958
TE Connectivity Ltd.	2,283	144,400
Cummins, Inc.	954	137,538
Waste Management, Inc.	2,390	122,655
Parker-Hannifin Corp.	834	107,544
Tyco International plc	2,349	103,027
Ingersoll-Rand plc	1,490	94,451
Amphenol Corp. — Class A	1,737	93,468
Roper Industries, Inc.	562	87,869
Rockwell Automation, Inc.	762	84,734
Stanley Black & Decker, Inc.	879	84,454
Agilent Technologies, Inc.	1,872	76,640
Kansas City Southern	619	75,537
AMETEK, Inc.	1,380	72,629
Pentair plc	1,048	69,608
Dover Corp.	928	66,556
Textron, Inc.	1,549	65,228
Rockwell Collins, Inc.	746	63,022
Stericycle, Inc.*	477	62,525
CH Robinson Worldwide, Inc.	821	61,485
Pall Corp.	598	60,524
L-3 Communications Holdings, Inc.	478	60,328
Republic Services, Inc. — Class A	1,417	57,034
Fluor Corp.	877	53,172
Waters Corp.*	467	52,640

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Industrial - 6.2% (continued)
Ball Corp.	768	$52,354
Masco Corp.	2,000	50,400
Sealed Air Corp.	1,185	50,280
Vulcan Materials Co.	739	48,575
Expeditors International of Washington, Inc.	1,083	48,313
Flowserve Corp.	765	45,770
Snap-on, Inc.	326	44,577
Xylem, Inc.	1,021	38,869
Martin Marietta Materials, Inc.	347	38,281
Garmin Ltd.	676	35,713
Jacobs Engineering Group, Inc.*	733	32,758
Allegion plc	537	29,782
PerkinElmer, Inc.	634	27,725
Ryder System, Inc.	298	27,669
Joy Global, Inc.	551	25,633
FLIR Systems, Inc.	791	25,557
Owens-Illinois, Inc.*	926	24,993
Total Industrial		10,690,844
Consumer, Cyclical - 6.0%
Home Depot, Inc.	7,396	776,357
Wal-Mart Stores, Inc.	8,864	761,240
CVS Health Corp.	6,434	619,659
McDonald's Corp.	5,462	511,788
NIKE, Inc. — Class B	3,917	376,620
Lowe's Companies, Inc.	5,461	375,717
Walgreens Boots Alliance, Inc.	4,882	372,008
Costco Wholesale Corp.	2,457	348,280
Starbucks Corp.	4,200	344,610
Ford Motor Co.	21,601	334,816
Target Corp.	3,575	271,378
TJX Companies, Inc.	3,867	265,199
General Motors Co.	7,575	264,443
Delta Air Lines, Inc.	4,697	231,046
Johnson Controls, Inc.	3,739	180,743
Yum! Brands, Inc.	2,455	178,847
Southwest Airlines Co.	3,810	161,239
VF Corp.	1,939	145,232
PACCAR, Inc.	1,987	135,136
Macy's, Inc.	1,938	127,424
Delphi Automotive plc	1,662	120,861
Dollar General Corp.*	1,703	120,402
L Brands, Inc.	1,380	119,439
Chipotle Mexican Grill, Inc. — Class A*	174	119,105
Carnival Corp.	2,528	114,594
AutoZone, Inc.*	180	111,440
Ross Stores, Inc.	1,178	111,038
O'Reilly Automotive, Inc.*	569	109,601
Marriott International, Inc. — Class A	1,193	93,090
Genuine Parts Co.	858	91,437
WW Grainger, Inc.	341	86,918
Michael Kors Holdings Ltd.*	1,156	86,816
Whirlpool Corp.	437	84,664
Starwood Hotels & Resorts Worldwide, Inc.	1,002	81,232
Dollar Tree, Inc.*	1,154	81,219
CarMax, Inc.*	1,209	80,495
Harley-Davidson, Inc.	1,203	79,290
Bed Bath & Beyond, Inc.*	1,040	79,217
Royal Caribbean Cruises Ltd.	937	77,237
Fastenal Co.	1,531	72,814
BorgWarner, Inc.	1,276	70,116
Kohl's Corp.	1,134	69,219
Wynn Resorts Ltd.	455	67,686
Tiffany & Co.	632	67,535
Staples, Inc.	3,591	65,069
Best Buy Company, Inc.	1,634	63,694
Under Armour, Inc. — Class A*	936	63,554
The Gap, Inc.	1,498	63,081
Ralph Lauren Corp. — Class A	340	62,954
Nordstrom, Inc.	790	62,718
Tractor Supply Co.	763	60,140
Wyndham Worldwide Corp.	692	59,346
PVH Corp.	462	59,215
Mattel, Inc.	1,902	58,857
Coach, Inc.	1,547	58,105
Newell Rubbermaid, Inc.	1,522	57,973
Mohawk Industries, Inc.*	348	54,065
DR Horton, Inc.	1,862	47,089
PetSmart, Inc.	558	45,363
Lennar Corp. — Class A	1,002	44,900
Goodyear Tire & Rubber Co.	1,541	44,026
Darden Restaurants, Inc.	744	43,621
Family Dollar Stores, Inc.	539	42,694
Harman International Industries, Inc.	385	41,083
PulteGroup, Inc.	1,873	40,195
Hasbro, Inc.	635	34,919
Leggett & Platt, Inc.	772	32,895
Fossil Group, Inc.*	252	27,906
AutoNation, Inc.*	419	25,312
GameStop Corp. — Class A	609	20,584
Urban Outfitters, Inc.*	562	19,743
Total Consumer, Cyclical		10,276,348
Energy - 5.1%
Exxon Mobil Corp.	23,767	2,197,258
Chevron Corp.	10,610	1,190,230
Schlumberger Ltd.	7,222	616,831
ConocoPhillips	6,909	477,136
Kinder Morgan, Inc.	9,536	403,468
Occidental Petroleum Corp.	4,352	350,815
EOG Resources, Inc.	3,076	283,207
Anadarko Petroleum Corp.	2,842	234,465
Phillips 66	3,107	222,772
Halliburton Co.	4,756	187,053
Williams Companies, Inc.	3,776	169,693
National Oilwell Varco, Inc.	2,417	158,386
Valero Energy Corp.	2,926	144,837
Marathon Petroleum Corp.	1,573	141,979
Spectra Energy Corp.	3,766	136,706
Baker Hughes, Inc.	2,428	136,138
Apache Corp.	2,113	132,422
Devon Energy Corp.	2,158	132,091
Pioneer Natural Resources Co.	836	124,439
Marathon Oil Corp.	3,788	107,163
Hess Corp.	1,426	105,267
Noble Energy, Inc.	2,023	95,951
Cabot Oil & Gas Corp. — Class A	2,318	68,636

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 59.9% (continued)
Energy - 5.1% (continued)
Equities Corp.	850	$64,345
FMC Technologies, Inc.*	1,312	61,454
ONEOK, Inc.	1,169	58,205
Chesapeake Energy Corp.	2,912	56,988
Cameron International Corp.*	1,108	55,345
Southwestern Energy Co.*	1,982	54,089
Tesoro Corp.	709	52,714
Cimarex Energy Co.	490	51,940
Range Resources Corp.	947	50,617
Murphy Oil Corp.	936	47,287
CONSOL Energy, Inc.	1,292	43,683
Helmerich & Payne, Inc.	608	40,990
Ensco plc — Class A	1,315	39,384
Transocean Ltd.[1]	1,911	35,029
Noble Corporation plc	1,414	23,430
Nabors Industries Ltd.	1,624	21,080
Newfield Exploration Co.*	770	20,882
QEP Resources, Inc.	930	18,805
Denbury Resources, Inc.	1,979	16,089
Diamond Offshore Drilling, Inc.[1]	377	13,840
Total Energy		8,643,139
Utilities - 1.9%
Duke Energy Corp.	3,970	331,653
NextEra Energy, Inc.	2,450	260,411
Dominion Resources, Inc.	3,277	252,002
Southern Co.	5,050	248,006
Exelon Corp.	4,824	178,874
American Electric Power Company, Inc.	2,746	166,737
Sempra Energy	1,297	144,435
PG&E Corp.	2,666	141,938
PPL Corp.	3,733	135,620
Edison International	1,829	119,763
Public Service Enterprise Group, Inc.	2,840	117,604
Consolidated Edison, Inc.	1,644	108,520
Xcel Energy, Inc.	2,838	101,941
Northeast Utilities	1,778	95,159
FirstEnergy Corp.	2,362	92,094
Entergy Corp.	1,013	88,617
DTE Energy Co.	993	85,765
NiSource, Inc.	1,772	75,168
Wisconsin Energy Corp.	1,266	66,769
Ameren Corp.	1,362	62,829
CenterPoint Energy, Inc.	2,412	56,513
CMS Energy Corp.	1,544	53,654
NRG Energy, Inc.	1,898	51,151
AES Corp.	3,682	50,701
SCANA Corp.	800	48,320
Pinnacle West Capital Corp.	620	42,352
Pepco Holdings, Inc.	1,414	38,079
AGL Resources, Inc.	671	36,576
Integrys Energy Group, Inc.	449	34,955
TECO Energy, Inc.	1,317	26,985
Total Utilities		3,313,191
Basic Materials - 1.8%
EI du Pont de Nemours & Co.	5,085	375,984
Monsanto Co.	2,717	324,600
Dow Chemical Co.	6,218	283,603
Praxair, Inc.	1,635	211,831
LyondellBasell Industries N.V. — Class A	2,332	185,138
PPG Industries, Inc.	770	177,986
Ecolab, Inc.	1,516	158,453
Air Products & Chemicals, Inc.	1,080	155,768
Freeport-McMoRan, Inc.	5,832	136,236
International Paper Co.	2,378	127,413
Sherwin-Williams Co.	458	120,472
Alcoa, Inc.	6,616	104,467
Sigma-Aldrich Corp.	668	91,696
Nucor Corp.	1,790	87,799
Mosaic Co.	1,771	80,846
CF Industries Holdings, Inc.	279	76,039
Eastman Chemical Co.	834	63,267
Newmont Mining Corp.	2,800	52,920
International Flavors & Fragrances, Inc.	454	46,017
Airgas, Inc.	377	43,423
FMC Corp.	748	42,658
MeadWestvaco Corp.	936	41,549
Allegheny Technologies, Inc.	610	21,210
Total Basic Materials		3,009,375
Diversified - 0.0%
Leucadia National Corp.	1,778	39,863
Total Common Stocks
(Cost $67,823,142)		102,402,320

MUTUAL FUNDS† - 22.1%
Guggenheim Strategy Fund I2	1,524,821	37,876,543
Total Mutual Funds
(Cost $37,926,224)		37,876,543

	Face Amount
REPURCHASE AGREEMENTS††,3 - 9.0%

HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$9,992,815	9,992,815
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	5,398,547	5,398,547
Total Repurchase Agreements
(Cost $15,391,362)		15,391,362

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$18,110	$18,110
BNP Paribas Securities Corp. issued 12/31/14 at 0.05% due 01/02/15	7,319	7,319
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	3,471	3,471
Total Securities Lending Collateral
(Cost $28,900)		28,900
Total Investments - 91.0%
(Cost $121,169,628)		$155,699,125
Other Assets & Liabilities, net - 9.0%		15,359,308
Total Net Assets - 100.0%		$171,058,433

	Contracts	Unrealized Gain/(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,747,000)	95	$293,010

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 S&P 500 Index Swap, Terminating 01/29/15[5] (Notional Value $2,985,435)	1,450	$(42,386)
Goldman Sachs International January 2015 S&P 500 Index Swap, Terminating 01/26/15[5] (Notional Value $13,477,235)	6,546	(192,456)
Barclays Bank plc January 2015 S&P 500 Index Swap, Terminating 01/30/15[5] (Notional Value $128,479,830)	62,402	(1,956,361)
		–
(Total Notional Value $144,942,500)		$(2,191,203)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 95.4%
Gold Mining - 65.4%
Barrick Gold Corp.	240,959	$2,590,309
Newmont Mining Corp.	134,429	2,540,707
Goldcorp, Inc.	129,871	2,405,211
Agnico Eagle Mines Ltd.	72,787	1,811,668
Yamana Gold, Inc.	415,078	1,668,614
Randgold Resources Ltd. ADR	22,670	1,528,185
Royal Gold, Inc.	21,968	1,377,394
Kinross Gold Corp.*	456,516	1,287,375
AngloGold Ashanti Ltd. ADR*	147,875	1,286,513
Franco-Nevada Corp.	24,425	1,201,466
Eldorado Gold Corp.	191,177	1,162,356
IAMGOLD Corp.*,1	417,210	1,126,467
Gold Fields Ltd. ADR	219,061	992,346
New Gold, Inc.*	221,781	953,658
Cia de Minas Buenaventura S.A.A. ADR	89,848	858,947
Sibanye Gold Ltd. ADR	74,745	565,820
Sandstorm Gold Ltd.*,1	163,593	556,216
AuRico Gold, Inc.	164,910	540,905
Seabridge Gold, Inc.*,1	64,958	490,433
NOVAGOLD Resources, Inc.*,1	150,779	444,798
McEwen Mining, Inc.*,1	386,891	429,449
Gold Resource Corp.[1]	122,505	414,067
Harmony Gold Mining Company Ltd. ADR*,1	215,583	407,452
B2Gold Corp.*,1	233,872	378,873
Alamos Gold, Inc.	52,754	376,136
Pretium Resources, Inc.*,1	64,743	374,862
Allied Nevada Gold Corp.*,1	280,094	243,682
Total Gold Mining		28,013,909
Silver Mining - 13.6%
Silver Wheaton Corp.	102,416	2,082,116
Hecla Mining Co.[1]	327,892	914,819
Pan American Silver Corp.	93,195	857,394
Silver Standard Resources, Inc.*,1	160,701	804,309
First Majestic Silver Corp.*,1	147,246	739,175
Endeavour Silver Corp.*	195,788	422,902
Total Silver Mining		5,820,715
Metal-Copper - 8.4%
Freeport-McMoRan, Inc.	110,725	2,586,536
Southern Copper Corp.	35,696	1,006,627
Total Metal-Copper		3,593,163
Precious Metals - 3.9%
Coeur Mining, Inc.*	145,696	744,507
Primero Mining Corp.*	126,395	485,357
Tahoe Resources, Inc.	30,098	417,459
Total Precious Metals		1,647,323
Platinum - 2.5%
Stillwater Mining Co.*	72,361	1,066,601
Metal Processors & Fabrications - 1.0%
RTI International Metals, Inc.*	17,610	444,829
Diamonds/Precious Stones - 0.6%
Dominion Diamond Corp.*	15,071	270,675
Total Common Stocks
(Cost $29,165,002)		40,857,215

EXCHANGE-TRADED FUNDS† - 3.8%
Market Vectors Junior Gold Miners ETF	69,085	1,653,204
Total Exchange-Traded Funds
(Cost $1,695,500)		1,653,204

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 9.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$2,458,749	2,458,749
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	993,745	993,745
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	471,260	471,260
Total Securities Lending Collateral
(Cost $3,923,754)		3,923,754
Total Investments - 108.4%
(Cost $34,784,256)		$46,434,173
Other Assets & Liabilities, net - (8.4)%		(3,607,205)
Total Net Assets - 100.0%		$42,826,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.2%
REITs - 89.2%
REITs-Diversified - 16.7%
American Tower Corp. — Class A	8,492	$839,434
Crown Castle International Corp.	8,670	682,329
Vornado Realty Trust	5,361	631,043
Weyerhaeuser Co.	16,169	580,305
Digital Realty Trust, Inc.	6,058	401,645
Plum Creek Timber Company, Inc.	8,540	365,427
Duke Realty Corp.	17,321	349,884
Liberty Property Trust	8,256	310,673
Corrections Corporation of America	7,437	270,261
Retail Properties of America, Inc. — Class A	15,606	260,464
Rayonier, Inc.	9,258	258,669
EPR Properties	4,269	246,022
Outfront Media, Inc.	8,960	240,486
Geo Group, Inc.	5,830	235,299
Lexington Realty Trust	19,461	213,682
Cousins Properties, Inc.	18,070	206,359
PS Business Parks, Inc.	2,520	200,441
DuPont Fabros Technology, Inc.	5,839	194,088
American Assets Trust, Inc.	4,550	181,136
Washington Real Estate Investment Trust	6,420	177,577
Potlatch Corp.	4,239	177,487
New Residential Investment Corp.	13,840	176,737
STAG Industrial, Inc.	7,150	175,175
Total REITs-Diversified		7,374,623
REITs-Office Property - 11.8%
Boston Properties, Inc.	4,626	595,321
SL Green Realty Corp.	3,846	457,751
American Realty Capital Properties, Inc.	48,535	439,242
Alexandria Real Estate Equities, Inc.	3,841	340,850
Kilroy Realty Corp.	4,716	325,734
BioMed Realty Trust, Inc.	12,748	274,592
Douglas Emmett, Inc.	9,486	269,402
Highwoods Properties, Inc.	6,040	267,451
Equity Commonwealth*	9,712	249,307
Columbia Property Trust, Inc.	9,180	232,713
Piedmont Office Realty Trust, Inc. — Class A	12,046	226,947
Brandywine Realty Trust	13,924	222,506
Corporate Office Properties Trust	7,604	215,725
Parkway Properties, Inc.	10,396	191,182
Hudson Pacific Properties, Inc.	6,246	187,755
Mack-Cali Realty Corp.	9,291	177,086
Empire State Realty Trust, Inc. — Class A	10,060	176,855
New York REIT, Inc.	16,040	169,864
Government Properties Income Trust	7,325	168,548
Total REITs-Office Property		5,188,831
REITs-Apartments - 10.5%
Equity Residential	9,380	673,859
AvalonBay Communities, Inc.	3,835	626,601
Essex Property Trust, Inc.	2,360	487,576
UDR, Inc.	11,978	369,162
Camden Property Trust	4,480	330,803
Mid-America Apartment Communities, Inc.	4,324	322,916
Apartment Investment & Management Co. — Class A	8,424	312,952
American Campus Communities, Inc.	6,763	279,718
Home Properties, Inc.	3,989	261,678
American Homes 4 Rent — Class A	14,613	248,859
Post Properties, Inc.	4,125	242,426
Education Realty Trust, Inc.	4,791	175,303
Associated Estates Realty Corp.	6,640	154,114
Starwood Waypoint Residential Trust	4,972	131,112
Total REITS-Apartments		4,617,079
REITs-Health Care - 9.4%
Health Care REIT, Inc.	8,724	660,144
Ventas, Inc.	8,459	606,510
HCP, Inc.	13,285	584,939
Omega Healthcare Investors, Inc.	7,608	297,245
Senior Housing Properties Trust	12,968	286,722
Healthcare Trust of America, Inc. — Class A	9,231	248,670
National Health Investors, Inc.	3,200	223,872
Healthcare Realty Trust, Inc.	7,933	216,730
Medical Properties Trust, Inc.	15,219	209,718
American Realty Capital Healthcare Trust, Inc.	16,061	191,126
Sabra Health Care REIT, Inc.	5,770	175,235
Aviv REIT, Inc.	4,940	170,331
LTC Properties, Inc.	3,930	169,658
Physicians Realty Trust	7,140	118,524
Total REITs-Health Care		4,159,424
REITs-Shopping Centers - 7.5%
Kimco Realty Corp.	16,816	422,754
Federal Realty Investment Trust	3,085	411,724
Brixmor Property Group, Inc.	14,480	359,683
DDR Corp.	18,644	342,304
Regency Centers Corp.	5,105	325,597
Weingarten Realty Investors	7,903	275,973
Equity One, Inc.	9,353	237,192
Washington Prime Group, Inc.	12,700	218,694
Kite Realty Group Trust	7,220	207,503
Acadia Realty Trust	5,980	191,539
Retail Opportunity Investments Corp.	10,050	168,740
Ramco-Gershenson Properties Trust	8,600	161,164
Total REITs-Shopping Centers		3,322,867
REITs-Regional Malls - 7.5%
Simon Property Group, Inc.	5,471	996,323
General Growth Properties, Inc.	23,567	662,940

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITs - 89.2% (continued)
REITs-Regional Malls - 7.5% (continued)
Macerich Co.	5,770	$481,276
Taubman Centers, Inc.	3,953	302,088
Tanger Factory Outlet Centers, Inc.	6,816	251,919
CBL & Associates Properties, Inc.	12,571	244,129
Glimcher Realty Trust	13,463	184,982
Pennsylvania Real Estate Investment Trust	7,339	172,173
Total REITs-Regional Malls		3,295,830
REITs-Mortgage - 7.4%
Annaly Capital Management, Inc.	38,488	416,055
American Capital Agency Corp.	16,673	363,972
Starwood Property Trust, Inc.	12,907	299,959
NorthStar Realty Finance Corp.	14,988	263,489
Two Harbors Investment Corp.	25,174	252,243
MFA Financial, Inc.	28,341	226,445
Colony Financial, Inc.	9,120	217,238
Invesco Mortgage Capital, Inc.	11,784	182,181
Hatteras Financial Corp.	9,407	173,371
Redwood Trust, Inc.	8,520	167,844
PennyMac Mortgage Investment Trust	7,721	162,836
CYS Investments, Inc.	17,366	151,432
iStar Financial, Inc.*	10,740	146,601
Capstead Mortgage Corp.	11,455	140,667
Western Asset Mortgage Capital Corp.[1]	6,950	102,165
Total REITs-Mortgage		3,266,498
REITs-Hotels - 6.9%
Host Hotels & Resorts, Inc.	23,374	555,600
Hospitality Properties Trust	9,173	284,363
LaSalle Hotel Properties	6,876	278,272
RLJ Lodging Trust	8,270	277,293
Strategic Hotels & Resorts, Inc.*	18,868	249,624
Sunstone Hotel Investors, Inc.	14,701	242,714
Pebblebrook Hotel Trust	5,210	237,732
Ryman Hospitality Properties, Inc.	4,210	222,035
DiamondRock Hospitality Co.	14,813	220,269
Chesapeake Lodging Trust	5,110	190,143
Hersha Hospitality Trust	21,633	152,080
Chatham Lodging Trust	4,590	132,972
Total REITs-Hotels		3,043,097
REITs-Storage - 4.5%
Public Storage	4,173	771,379
Iron Mountain, Inc.	9,630	372,296
Extra Space Storage, Inc.	5,907	346,386
CubeSmart	11,357	250,649
Sovran Self Storage, Inc.	2,708	236,192
Total REITs-Storage		1,976,902
REITs-Warehouse/Industries - 3.2%
Prologis, Inc.	14,398	619,545
DCT Industrial Trust, Inc.	6,710	239,279
First Industrial Realty Trust, Inc.	9,716	199,761
EastGroup Properties, Inc.	3,030	191,860
Chambers Street Properties	22,198	178,916
Total REITs-Warehouse/Industries		1,429,361
REITs-Single Tenant - 2.7%
Realty Income Corp.	8,999	429,341
National Retail Properties, Inc.	7,621	300,039
Spirit Realty Capital, Inc.	24,112	286,692
Select Income REIT	6,550	159,886
Total REITs-Single Tenant		1,175,958
REITs-Manufactured Homes - 1.1%
Equity LifeStyle Properties, Inc.	5,402	278,473
Sun Communities, Inc.	3,781	228,599
Total REITs-Manufactured Homes		507,072
Total REITs		39,357,542
Real Estate - 8.0%
Real Estate Management/Services - 5.1%
CBRE Group, Inc. — Class A*	13,304	455,662
WP Carey, Inc.	5,042	353,444
Jones Lang LaSalle, Inc.	2,343	351,286
Realogy Holdings Corp.*	7,794	346,755
Altisource Residential Corp.*	14,230	276,062
E-House China Holdings Ltd. ADR	36,740	265,998
Kennedy-Wilson Holdings, Inc.	8,046	203,564
Total Real Estate Management/Services		2,252,771
Real Estate Operations/Development - 2.9%
Brookfield Asset Management, Inc. — Class A	6,360	318,826
Howard Hughes Corp.*	2,442	318,486
Forest City Enterprises, Inc. — Class A*	13,082	278,647
Alexander & Baldwin, Inc.	4,780	187,663
St. Joe Co.*	9,555	175,716
Total Real Estate Operations/Development		1,279,338
Total Real Estate		3,532,109
Investment Management/Advisory Services - 1.1%
NorthStar Asset Management Group, Inc.	12,618	284,789
Altisource Portfolio Solutions S.A.*,1	6,432	217,337
Total Investment Management/Advisory Services		502,126
Casino Services - 0.6%
Gaming and Leisure Properties, Inc.	8,293	243,317

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Chemicals-Fibers - 0.3%
Rayonier Advanced Materials, Inc.	5,762	$128,493
E-Commerce/Services - 0.0%
Leju Holdings Ltd. ADR*	1,390	14,951
Total Common Stocks
(Cost $37,368,186)		43,778,538
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$88,829	88,829
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	35,902	35,902
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	17,025	17,025
Total Securities Lending Collateral
(Cost $141,756)		141,756
Total Investments - 99.5%
(Cost $37,509,942)		$43,920,294
Other Assets & Liabilities, net - 0.5%		233,601
Total Net Assets - 100.0%		$44,153,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Retail-Discount - 14.9%
Wal-Mart Stores, Inc.	24,760	$2,126,390
Costco Wholesale Corp.	7,167	1,015,922
Target Corp.	11,664	885,414
Dollar General Corp.*	8,421	595,365
Dollar Tree, Inc.*	7,050	496,179
Family Dollar Stores, Inc.	4,800	380,208
HSN, Inc.	3,310	251,560
Big Lots, Inc.	4,708	188,414
Total Retail-Discount		5,939,452
Retail-Apparel/Shoe - 12.7%
L Brands, Inc.	7,547	653,192
Ross Stores, Inc.	6,100	574,986
The Gap, Inc.	12,789	538,545
Foot Locker, Inc.	6,393	359,159
Urban Outfitters, Inc.*	7,809	274,330
Burlington Stores, Inc.*	4,930	232,992
DSW, Inc. — Class A	6,210	231,633
American Eagle Outfitters, Inc.	15,200	210,976
Buckle, Inc.[1]	3,823	200,784
Chico's FAS, Inc.	12,186	197,535
Abercrombie & Fitch Co. — Class A	6,476	185,473
Ascena Retail Group, Inc.*	14,496	182,070
Men's Wearhouse, Inc.	4,091	180,618
Genesco, Inc.*	2,281	174,770
Guess?, Inc.	8,280	174,542
ANN, Inc.*	4,272	155,843
Brown Shoe Company, Inc.	4,720	151,748
Express, Inc.*	9,640	141,612
Children's Place, Inc.	2,418	137,826
Finish Line, Inc. — Class A	5,226	127,044
Total Retail-Apparel/Shoe		5,085,678
E-Commerce/Services – 10.0%
Priceline Group, Inc.*	828	944,095
Netflix, Inc.*	1,761	601,575
Liberty Interactive Corp. — Class A*	16,513	485,812
TripAdvisor, Inc.*	5,695	425,189
Expedia, Inc.	4,885	416,984
Ctrip.com International Ltd. ADR*	8,360	380,380
Groupon, Inc. — Class A*	40,285	332,754
Liberty Ventures*	7,817	294,857
RetailMeNot, Inc.*	8,286	121,141
Total E-Commerce/Services		4,002,787
E-Commerce/Products - 7.1%
Amazon.com, Inc.*	5,107	1,584,957
Vipshop Holdings Ltd. ADR*	20,250	395,685
JD.com, Inc. ADR*,1	13,770	318,638
zulily, Inc. — Class A*,1	9,370	219,258
Lands' End, Inc.*	3,130	168,895
Shutterfly, Inc.*	3,918	163,361
Total E-Commerce/Products		2,850,794
Retail-Drug Store – 7.0%
CVS Health Corp.	13,642	1,313,862
Walgreens Boots Alliance, Inc.	14,386	1,096,213
Rite Aid Corp.*	50,827	382,219
Total Retail-Drug Store		2,792,294
Retail-Building Products - 6.9%
Home Depot, Inc.	14,663	1,539,175
Lowe's Companies, Inc.	15,355	1,056,424
Lumber Liquidators Holdings, Inc.*	2,600	172,406
Total Retail-Building Products		2,768,005
Retail-Major Department Stores - 4.5%
TJX Companies, Inc.	12,872	882,763
Nordstrom, Inc.	6,355	504,523
Sears Holdings Corp.*,1	7,581	250,021
JC Penney Company, Inc.*,1	27,579	178,712
Total Retail-Major Department Stores		1,816,019
Retail-Automobile - 4.3%
CarMax, Inc.*	7,557	503,144
AutoNation, Inc.*	5,744	346,995
Penske Automotive Group, Inc.	5,610	275,283
Lithia Motors, Inc. — Class A	2,270	196,786
Group 1 Automotive, Inc.	2,177	195,103
Asbury Automotive Group, Inc.*	2,530	192,078
Total Retail-Automobile		1,709,389
Retail-Auto Parts - 3.8%
O'Reilly Automotive, Inc.*	2,873	553,398
AutoZone, Inc.*	830	513,861
Advance Auto Parts, Inc.	2,701	430,215
Total Retail-Auto Parts		1,497,474
Retail-Regional Department Stores - 3.4%
Macy's, Inc.	9,298	611,344
Kohl's Corp.	7,509	458,349
Dillard's, Inc. — Class A	2,369	296,551
Total Retail-Regional Department Stores		1,366,244
Distribution/Wholesale - 2.8%
Genuine Parts Co.	4,783	509,725
LKQ Corp.*	13,387	376,442
Pool Corp.	3,400	215,696
Total Distribution/Wholesale		1,101,863
Retail-Miscellaneous/Diversified - 2.3%
Sally Beauty Holdings, Inc.*	9,046	278,073
CST Brands, Inc.	5,360	233,750
PriceSmart, Inc.	2,290	208,894
Five Below, Inc.*	4,620	188,635
Total Retail-Miscellaneous/Diversified		909,352
Retail-Jewelry - 2.2%
Tiffany & Co.	4,455	476,061
Signet Jewelers Ltd.	2,998	394,447
Total Retail-Jewelry		870,508
Retail-Office Supplies - 1.8%
Staples, Inc.	23,515	426,092
Office Depot, Inc.*	32,320	277,144
Total Retail-Office Supplies		703,236
Retail-Sporting Goods - 1.7%
Dick's Sporting Goods, Inc.	6,247	310,164
Cabela's, Inc.*	4,614	243,204
Hibbett Sports, Inc.*	2,840	137,541
Total Retail-Sporting Goods		690,909

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Retail-Bedding - 1.7%
Bed Bath & Beyond, Inc.*	6,368	$485,050
Mattress Firm Holding Corp.*	3,210	186,437
Total Retail-Bedding		671,487
Retail-Consumer Electronics - 1.2%
Best Buy Company, Inc.	12,483	486,587
Retail-Gardening Products - 1.1%
Tractor Supply Co.	5,382	424,209
Retail-Vitamins/Nutritional Supplements - 1.0%
GNC Holdings, Inc. — Class A	5,611	263,492
Vitamin Shoppe, Inc.*	3,201	155,505
Total Retail-Vitamins/Nutritional Supplements		418,997
Retail-Home Furnishings - 1.0%
Restoration Hardware Holdings, Inc.*	2,520	241,945
Pier 1 Imports, Inc.	10,048	154,739
Total Retail-Home Furnishings		396,684
Rental Auto/Equipment - 1.0%
Aaron's, Inc.	6,547	200,142
Rent-A-Center, Inc.	4,969	180,474
Total Rental Auto/Equipment		380,616
Retail-Perfume & Cosmetics - 0.9%
Ulta Salon Cosmetics & Fragrance, Inc.*	2,805	358,591
Retail-Pet Food & Supplies - 0.9%
PetSmart, Inc.	4,242	344,853
Retail-Mail Order - 0.9%
Williams-Sonoma, Inc.	4,508	341,165
Retail-Computer Equipments - 0.6%
GameStop Corp. — Class A1	7,405	250,289
Food-Retail - 0.6%
Cia Brasileira de Distribuicao ADR	6,382	235,049
Oil Refining & Marketing - 0.6%
Murphy USA, Inc.*	3,320	228,615
Internet Incubators - 0.6%
HomeAway, Inc.*	7,380	219,776
Diversified Operations - 0.5%
Liberty TripAdvisor Holdings, Inc. — Class A*	6,890	185,341
Auto Repair Centers - 0.4%
Monro Muffler Brake, Inc.	2,960	171,088
Retail-Bookstore - 0.4%
Barnes & Noble, Inc.*	6,614	153,577
Retail-Video Rental - 0.4%
Outerwall, Inc.*	2,020	151,944
Home Furnishings - 0.4%
Select Comfort Corp.*	5,557	150,206
Retail-Appliances - 0.3%
Conn's, Inc.*,1	7,100	132,699
Total Common Stocks
(Cost $32,022,913)		39,805,777

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$567,940	567,940
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	229,543	229,543
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	108,855	108,855
Total Securities Lending Collateral
(Cost $906,338)		906,338
Total Investments - 102.2%
(Cost $32,929,251)		$40,712,115
Other Assets & Liabilities, net - (2.2)%		(856,757)
Total Net Assets - 100.0%		$39,855,358

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0%
Financial - 9.5%
LaSalle Hotel Properties	520	$21,044
RLJ Lodging Trust	617	20,688
CNO Financial Group, Inc.	1,192	20,526
Investors Bancorp, Inc.	1,688	18,949
Highwoods Properties, Inc.	425	18,818
Prosperity Bancshares, Inc.	329	18,214
First American Financial Corp.	504	17,086
CubeSmart	758	16,729
Strategic Hotels & Resorts, Inc.*	1,246	16,485
Sunstone Hotel Investors, Inc.	970	16,015
Stifel Financial Corp.*	308	15,714
EPR Properties	269	15,502
Pebblebrook Hotel Trust	333	15,195
Radian Group, Inc.	902	15,081
MGIC Investment Corp.*	1,595	14,865
FirstMerit Corp.	780	14,735
Bank of the Ozarks, Inc.	375	14,220
Primerica, Inc.	257	13,945
Webster Financial Corp.	426	13,858
Geo Group, Inc.	342	13,803
DCT Industrial Trust, Inc.	386	13,766
DiamondRock Hospitality Co.	923	13,725
PRA Group, Inc.*	236	13,672
Sun Communities, Inc.	226	13,663
Sovran Self Storage, Inc.	156	13,606
Umpqua Holdings Corp.	784	13,336
MarketAxess Holdings, Inc.	178	12,764
Healthcare Realty Trust, Inc.	453	12,376
National Health Investors, Inc.	175	12,243
United Bankshares, Inc.	326	12,209
Colony Financial, Inc.	506	12,053
Hancock Holding Co.	388	11,912
Susquehanna Bancshares, Inc.	885	11,886
Cousins Properties, Inc.	1,039	11,864
Texas Capital Bancshares, Inc.*	213	11,572
Janus Capital Group, Inc.	706	11,388
PrivateBancorp, Inc. — Class A	338	11,289
Medical Properties Trust, Inc.	813	11,203
FNB Corp.	818	10,896
Ryman Hospitality Properties, Inc.	204	10,759
WageWorks, Inc.*	166	10,719
First Industrial Realty Trust, Inc.	520	10,691
Lexington Realty Trust	971	10,662
Washington Federal, Inc.	478	10,588
Valley National Bancorp	1,069	10,380
Wintrust Financial Corp.	220	10,287
MB Financial, Inc.	312	10,252
American Equity Investment Life Holding Co.	350	10,217
BancorpSouth, Inc.	453	10,197
UMB Financial Corp.	178	10,126
RLI Corp.	203	10,028
DuPont Fabros Technology, Inc.	301	10,005
Western Alliance Bancorporation*	356	9,897
Glacier Bancorp, Inc.	351	9,747
Blackhawk Network Holdings, Inc.*	248	9,622
Chesapeake Lodging Trust	258	9,600
IBERIABANK Corp.	148	9,598
Cathay General Bancorp	375	9,596
Acadia Realty Trust	299	9,577
American Realty Capital Healthcare Trust, Inc.	798	9,496
Glimcher Realty Trust	685	9,412
EastGroup Properties, Inc.	148	9,371
First Citizens BancShares, Inc. — Class A	36	9,100
Alexander & Baldwin, Inc.	230	9,030
First Financial Bankshares, Inc.	302	9,024
Chambers Street Properties	1,119	9,018
Invesco Mortgage Capital, Inc.	579	8,951
Financial Engines, Inc.	243	8,882
Platinum Underwriters Holdings Ltd.	120	8,811
Washington Real Estate Investment Trust	313	8,658
Capitol Federal Financial, Inc.	674	8,614
Kennedy-Wilson Holdings, Inc.	338	8,550
New Residential Investment Corp.	664	8,479
Hatteras Financial Corp.	454	8,367
Old National Bancorp	553	8,229
Symetra Financial Corp.	356	8,206
Home BancShares, Inc.	255	8,201
EverBank Financial Corp.	430	8,196
Evercore Partners, Inc. — Class A	156	8,170
New York REIT, Inc.	764	8,091
Potlatch Corp.	191	7,997
CVB Financial Corp.	499	7,994
AmTrust Financial Services, Inc.	142	7,988
Education Realty Trust, Inc.	218	7,977
Mack-Cali Realty Corp.	418	7,967
WisdomTree Investments, Inc.	508	7,963
Kemper Corp.	220	7,944
Trustmark Corp.	318	7,804
Hudson Pacific Properties, Inc.	259	7,786
Redwood Trust, Inc.	391	7,703
Montpelier Re Holdings Ltd.	215	7,702
Sabra Health Care REIT, Inc.	253	7,684
South State Corp.	114	7,647
Empire State Realty Trust, Inc. — Class A	433	7,612
Pennsylvania Real Estate Investment Trust	323	7,578
BGC Partners, Inc. — Class A	821	7,512
Government Properties Income Trust	322	7,409
Columbia Banking System, Inc.	268	7,399
PennyMac Mortgage Investment Trust	349	7,360
Equity One, Inc.	290	7,354
Community Bank System, Inc.	192	7,321
PS Business Parks, Inc.	92	7,318
Selective Insurance Group, Inc.	265	7,200
Retail Opportunity Investments Corp.	425	7,136

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Financial - 9.5% (continued)
LTC Properties, Inc.	164	$7,080
Argo Group International Holdings Ltd.	123	6,823
Parkway Properties, Inc.	371	6,823
Ramco-Gershenson Properties Trust	364	6,821
International Bancshares Corp.	256	6,794
American Assets Trust, Inc.	169	6,728
CYS Investments, Inc.	764	6,662
Hersha Hospitality Trust	947	6,657
Pinnacle Financial Partners, Inc.	168	6,643
Home Loan Servicing Solutions Ltd.	335	6,539
Aircastle Ltd.	305	6,518
STAG Industrial, Inc.	265	6,493
Hilltop Holdings, Inc.*	320	6,384
Horace Mann Educators Corp.	192	6,371
FelCor Lodging Trust, Inc.	587	6,351
Associated Estates Realty Corp.	271	6,290
Enstar Group Ltd.*	41	6,268
ARMOUR Residential REIT, Inc.	1,682	6,190
National Penn Bancshares, Inc.	582	6,126
First Midwest Bancorp, Inc.	354	6,057
Westamerica Bancorporation	123	6,029
Gramercy Property Trust, Inc.	870	6,003
Greenhill & Company, Inc.	133	5,799
Sterling Bancorp	394	5,666
Virtus Investment Partners, Inc.	33	5,626
Credit Acceptance Corp.*	41	5,593
Northwest Bancshares, Inc.	446	5,588
HFF, Inc. — Class A	155	5,568
Capstead Mortgage Corp.	452	5,551
St. Joe Co.*	298	5,480
Astoria Financial Corp.	410	5,478
iStar Financial, Inc.*	400	5,460
NBT Bancorp, Inc.	206	5,412
BBCN Bancorp, Inc.	374	5,378
Ellie Mae, Inc.*	133	5,363
Essent Group Ltd.*	208	5,348
Encore Capital Group, Inc.*	120	5,328
Park National Corp.	60	5,309
Union Bankshares Corp.	218	5,249
Altisource Residential Corp.	270	5,238
Franklin Street Properties Corp.	425	5,215
Ambac Financial Group, Inc.*	212	5,194
BofI Holding, Inc.*	66	5,135
Provident Financial Services, Inc.	284	5,129
Boston Private Financial Holdings, Inc.	377	5,078
First Financial Bancorp	272	5,056
Summit Hotel Properties, Inc.	404	5,026
Starwood Waypoint Residential Trust	184	4,852
Independent Bank Corp.	112	4,795
Chemical Financial Corp.	155	4,749
Chatham Lodging Trust	158	4,577
Nelnet, Inc. — Class A	98	4,540
American Capital Mortgage Investment Corp.	240	4,522
Inland Real Estate Corp.	412	4,511
ViewPoint Financial Group, Inc.	188	4,484
United Community Banks, Inc.	236	4,470
Kite Realty Group Trust	155	4,455
Piper Jaffray Cos.*	76	4,415
Alexander's, Inc.	10	4,372
Eagle Bancorp, Inc.*	123	4,369
Greenlight Capital Re Ltd. — Class A*	133	4,342
Investors Real Estate Trust	528	4,314
Renasant Corp.	149	4,311
WesBanco, Inc.	123	4,280
CyrusOne, Inc.	155	4,270
Select Income REIT	173	4,223
S&T Bancorp, Inc.	141	4,203
Infinity Property & Casualty Corp.	54	4,172
Springleaf Holdings, Inc.*	115	4,160
Terreno Realty Corp.	200	4,126
First Commonwealth Financial Corp.	444	4,094
Anworth Mortgage Asset Corp.	768	4,032
Acacia Research Corp.	236	3,998
Banner Corp.	92	3,958
Third Point Reinsurance Ltd.*	268	3,883
Excel Trust, Inc.	289	3,870
First Merchants Corp.	170	3,868
CoreSite Realty Corp.	99	3,866
Safety Insurance Group, Inc.	60	3,841
Cohen & Steers, Inc.	91	3,829
Tompkins Financial Corp.	69	3,816
New York Mortgage Trust, Inc.	490	3,778
Stewart Information Services Corp.	101	3,741
AMERISAFE, Inc.	87	3,685
Physicians Realty Trust	221	3,669
Navigators Group, Inc.*	49	3,594
United Financial Bancorp, Inc.	250	3,590
Northfield Bancorp, Inc.	242	3,582
FXCM, Inc. — Class A	216	3,579
Apollo Commercial Real Estate Finance, Inc.	218	3,566
Capital Bank Financial Corp. — Class A*	133	3,564
OFG Bancorp	213	3,546
Investment Technology Group, Inc.*	170	3,539
Employers Holdings, Inc.	148	3,479
Ashford Hospitality Trust, Inc.	329	3,448
City Holding Co.	74	3,443
Capital Senior Living Corp.*	137	3,413
First Potomac Realty Trust	276	3,411
Rexford Industrial Realty, Inc.	216	3,393
Lakeland Financial Corp.	78	3,391
Wilshire Bancorp, Inc.	331	3,353
Brookline Bancorp, Inc.	332	3,330
Oritani Financial Corp.	216	3,326
Hanmi Financial Corp.	151	3,293
Southside Bancshares, Inc.	113	3,277
Rouse Properties, Inc.	176	3,260

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Financial - 9.5% (continued)
TrustCo Bank Corp. NY	447	$3,245
WSFS Financial Corp.	42	3,229
Aviv REIT, Inc.	93	3,207
STORE Capital Corp.	147	3,177
Berkshire Hills Bancorp, Inc.	118	3,146
Simmons First National Corp. — Class A	77	3,130
National General Holdings Corp.	167	3,108
Sandy Spring Bancorp, Inc.	118	3,077
Resource Capital Corp.	608	3,064
State Bank Financial Corp.	152	3,037
Ameris Bancorp	118	3,026
Maiden Holdings Ltd.	236	3,018
Silver Bay Realty Trust Corp.	182	3,014
Universal Insurance Holdings, Inc.	147	3,006
Cardinal Financial Corp.	151	2,994
RAIT Financial Trust	388	2,976
National Western Life Insurance Co. — Class A	11	2,962
World Acceptance Corp.*	37	2,940
Walter Investment Management Corp.*	178	2,939
Monmouth Real Estate Investment Corp.	263	2,911
Flushing Financial Corp.	143	2,899
First BanCorp*	492	2,888
United Fire Group, Inc.	97	2,884
Western Asset Mortgage Capital Corp.	196	2,881
Cass Information Systems, Inc.	54	2,876
Arlington Asset Investment Corp. — Class A	105	2,794
Universal Health Realty Income Trust	58	2,791
Cedar Realty Trust, Inc.	373	2,738
Urstadt Biddle Properties, Inc. — Class A	125	2,735
Washington Trust Bancorp, Inc.	68	2,732
Community Trust Bancorp, Inc.	74	2,709
Enova International, Inc.*	121	2,693
GAMCO Investors, Inc. — Class A	30	2,668
American Residential Properties, Inc.*	151	2,653
FBL Financial Group, Inc. — Class A	45	2,611
Cowen Group, Inc. — Class A*	544	2,611
Trico Bancshares	105	2,594
Saul Centers, Inc.	45	2,574
Agree Realty Corp.	82	2,549
CareTrust REIT, Inc.	206	2,546
Forestar Group, Inc.*	165	2,541
Dime Community Bancshares, Inc.	155	2,523
First NBC Bank Holding Co.*	71	2,499
Heritage Financial Corp.	142	2,492
AG Mortgage Investment Trust, Inc.	133	2,470
KCG Holdings, Inc. — Class A*	212	2,470
AmREIT, Inc.	93	2,468
1st Source Corp.	70	2,402
Apollo Residential Mortgage, Inc.	151	2,381
First Interstate BancSystem, Inc. — Class A	85	2,365
Customers Bancorp, Inc.*	120	2,335
Stock Yards Bancorp, Inc.	68	2,267
Campus Crest Communities, Inc.	306	2,237
Caesars Acquisition Co. — Class A*	216	2,227
First Busey Corp.	342	2,226
CoBiz Financial, Inc.	169	2,219
Getty Realty Corp.	120	2,185
NMI Holdings, Inc. — Class A*	238	2,173
Altisource Asset Management Corp.*	7	2,171
Altisource Portfolio Solutions S.A.*,1	64	2,163
Dynex Capital, Inc.	259	2,137
Waterstone Financial, Inc.	162	2,130
Westwood Holdings Group, Inc.	34	2,102
Towne Bank/Portsmouth VA	139	2,102
Lakeland Bancorp, Inc.	179	2,094
BancFirst Corp.	33	2,092
eHealth, Inc.*	83	2,068
Ashford Hospitality Prime, Inc.	120	2,059
ConnectOne Bancorp, Inc.	106	2,014
MainSource Financial Group, Inc.	96	2,008
Bryn Mawr Bank Corp.	64	2,003
Centerstate Banks, Inc.	168	2,001
Meadowbrook Insurance Group, Inc.	236	1,997
Heartland Financial USA, Inc.	73	1,978
GFI Group, Inc.	361	1,967
Great Western Bancorp, Inc.*	86	1,960
Great Southern Bancorp, Inc.	49	1,944
Phoenix Companies, Inc.*	28	1,928
First Financial Corp.	54	1,923
QTS Realty Trust, Inc. — Class A	56	1,895
German American Bancorp, Inc.	62	1,892
Yadkin Financial Corp.*	96	1,886
Hudson Valley Holding Corp.	69	1,874
Ladenburg Thalmann Financial Services, Inc.*	472	1,864
OM Asset Management plc*	113	1,835
Enterprise Financial Services Corp.	93	1,835
Blue Hills Bancorp, Inc.*	134	1,820
HCI Group, Inc.	42	1,816
Diamond Hill Investment Group, Inc.	13	1,795
Banc of California, Inc.	154	1,766
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123	1,750
Peoples Financial Services Corp.	35	1,739
Central Pacific Financial Corp.	80	1,720

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Financial - 9.5% (continued)
OneBeacon Insurance Group Ltd. — Class A	106	$1,717
RE/MAX Holdings, Inc. — Class A	50	1,713
Metro Bancorp, Inc.*	66	1,711
Beneficial Mutual Bancorp, Inc.*	139	1,706
First Bancorp	92	1,699
Bancorp, Inc.*	156	1,699
United Insurance Holdings Corp.	77	1,690
Independent Bank Group, Inc.	43	1,680
Clifton Bancorp, Inc.	123	1,672
Mercantile Bank Corp.	79	1,661
Peoples Bancorp, Inc.	64	1,660
Financial Institutions, Inc.	65	1,635
HomeTrust Bancshares, Inc.*	98	1,633
First of Long Island Corp.	57	1,617
Southwest Bancorp, Inc.	93	1,614
NewStar Financial, Inc.*	126	1,613
BNC Bancorp	93	1,601
State Auto Financial Corp.	72	1,600
Whitestone REIT — Class B	105	1,587
Citizens, Inc.*	207	1,573
Preferred Bank/Los Angeles CA	56	1,562
Univest Corporation of Pennsylvania	77	1,558
Federated National Holding Co.	64	1,546
Park Sterling Corp.	210	1,544
Ares Commercial Real Estate Corp.	134	1,538
First Defiance Financial Corp.	45	1,533
Walker & Dunlop, Inc.*	87	1,526
Bank of Marin Bancorp	29	1,525
Gladstone Commercial Corp.	88	1,511
Flagstar Bancorp, Inc.*	96	1,510
Bank Mutual Corp.	219	1,502
Federal Agricultural Mortgage Corp. — Class C	49	1,487
International. FCStone, Inc.*	72	1,481
Bridge Bancorp, Inc.	55	1,471
State National Companies, Inc.	122	1,462
Arrow Financial Corp.	52	1,429
Ladder Capital Corp. — Class A*	72	1,412
Independent Bank Corp.	108	1,409
CorEnergy Infrastructure Trust, Inc.	217	1,406
Bank of Kentucky Financial Corp.	29	1,400
Camden National Corp.	35	1,394
Stonegate Bank	47	1,392
Pacific Premier Bancorp, Inc.*	80	1,386
NewBridge Bancorp*	159	1,385
One Liberty Properties, Inc.	58	1,373
Crawford & Co. — Class B	132	1,357
Charter Financial Corp.	117	1,340
Fidelity & Guaranty Life	53	1,286
United Community Financial Corp.	238	1,278
First Community Bancshares, Inc.	77	1,268
West Bancorporation, Inc.	74	1,259
Seacoast Banking Corporation of Florida*	91	1,251
Suffolk Bancorp	55	1,249
Fidelity Southern Corp.	77	1,240
First Connecticut Bancorp, Inc.	76	1,240
CNB Financial Corp.	67	1,240
Marcus & Millichap, Inc.*	37	1,230
Moelis & Co. — Class A	35	1,223
Citizens & Northern Corp.	59	1,220
HomeStreet, Inc.	69	1,201
Talmer Bancorp, Inc. — Class A	85	1,193
Pacific Continental Corp.	84	1,191
Republic Bancorp, Inc. — Class A	46	1,137
ESB Financial Corp.	60	1,136
Baldwin & Lyons, Inc. — Class B	44	1,134
Penns Woods Bancorp, Inc.	23	1,133
Horizon Bancorp	43	1,124
Consolidated-Tomoka Land Co.	20	1,116
Armada Hoffler Properties, Inc.	117	1,110
Oppenheimer Holdings, Inc. — Class A	47	1,093
PennyMac Financial Services, Inc. — Class A*	63	1,090
Calamos Asset Management, Inc. — Class A	81	1,079
Global Indemnity plc — Class A*	38	1,078
Meridian Bancorp, Inc.*	96	1,077
Anchor BanCorp Wisconsin, Inc.*	31	1,068
TriState Capital Holdings, Inc.*	104	1,065
OceanFirst Financial Corp.	62	1,063
CU Bancorp*	48	1,041
Peapack Gladstone Financial Corp.	56	1,039
BankFinancial Corp.	87	1,032
Bridge Capital Holdings*	46	1,029
CatchMark Timber Trust, Inc. — Class A	90	1,019
Sierra Bancorp	58	1,018
Meta Financial Group, Inc.	29	1,016
National Interstate Corp.	34	1,013
Ames National Corp.	39	1,012
Guaranty Bancorp	69	996
Gain Capital Holdings, Inc.	109	983
Franklin Financial Corp.*	46	974
National Bankshares, Inc.	32	972
Fox Chase Bancorp, Inc.	58	967
SWS Group, Inc.*	138	954
MidWestOne Financial Group, Inc.	33	951
FBR & Co.*	38	934
American National Bankshares, Inc.	37	918
UMH Properties, Inc.	96	917
Kansas City Life Insurance Co.	19	913
First Business Financial Services, Inc.	19	910
Kearny Financial Corp.*	65	894

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Financial - 9.5% (continued)
Manning & Napier, Inc. — Class A	64	$884
Enterprise Bancorp, Inc.	35	884
Territorial Bancorp, Inc.	41	884
Atlas Financial Holdings, Inc.*	54	881
Heritage Oaks Bancorp	105	881
Heritage Commerce Corp.	98	865
EMC Insurance Group, Inc.	24	851
Northrim BanCorp, Inc.	32	840
Marlin Business Services Corp.	40	821
Square 1 Financial, Inc. — Class A*	33	815
First Bancorp, Inc.	45	814
Regional Management Corp.*	51	806
Stonegate Mortgage Corp.*	67	801
Hallmark Financial Services, Inc.*	66	798
First Financial Northwest, Inc.	65	783
Capital City Bank Group, Inc.	50	777
Sun Bancorp, Inc.*	40	776
Merchants Bancshares, Inc.	25	766
Cascade Bancorp*	147	763
Owens Realty Mortgage, Inc.	50	733
Consumer Portfolio Services, Inc.*	99	729
Nicholas Financial, Inc.*	48	715
Opus Bank*	25	709
Higher One Holdings, Inc.*	161	678
MidSouth Bancorp, Inc.	39	676
Macatawa Bank Corp.	123	669
Trade Street Residential, Inc.	87	669
Heritage Insurance Holdings, Inc.*	33	641
Century Bancorp, Inc. — Class A	16	641
BBX Capital Corp. — Class A*	38	625
Donegal Group, Inc. — Class A	39	623
CommunityOne Bancorp*	54	618
Old Line Bancshares, Inc.	39	617
JG Wentworth Co. — Class A*	56	597
RCS Capital Corp. — Class A	45	551
Republic First Bancorp, Inc.*	146	548
Independence Holding Co.	36	502
Pzena Investment Management, Inc. — Class A	53	501
Triumph Bancorp, Inc.*	36	488
Medley Management, Inc. — Class A	28	412
Silvercrest Asset Management Group, Inc. — Class A	26	407
Fifth Street Asset Management, Inc.*	28	391
Ashford, Inc.*	4	376
Palmetto Bancshares, Inc.	21	351
ServisFirst Bancshares, Inc.	9	297
C1 Financial, Inc.*	15	274
Hampton Roads Bankshares, Inc.*	162	272
Trupanion, Inc.*	39	270
Green Bancorp, Inc.*	22	265
CIFC Corp.	29	240
Total Financial		2,031,697
Consumer, Non-cyclical - 8.3%
Isis Pharmaceuticals, Inc.*	554	34,203
Darling Ingredients, Inc.*	1,847	33,541
Puma Biotechnology, Inc.*	109	20,629
DexCom, Inc.*	354	19,487
Team Health Holdings, Inc.*	331	19,041
WEX, Inc.*	183	18,102
United Natural Foods, Inc.*	234	18,094
STERIS Corp.	279	18,092
NPS Pharmaceuticals, Inc.*	500	17,884
Cepheid*	328	17,757
West Pharmaceutical Services, Inc.	333	17,728
TreeHouse Foods, Inc.*	199	17,019
WellCare Health Plans, Inc.*	207	16,987
HealthSouth Corp.	415	15,962
Avanir Pharmaceuticals, Inc. — Class A*	900	15,256
PAREXEL International Corp.*	269	14,946
Pacira Pharmaceuticals, Inc.*	168	14,896
Deluxe Corp.	236	14,691
Euronet Worldwide, Inc.*	240	13,176
Receptos, Inc.*	102	12,495
Sotheby's	288	12,437
Acadia Healthcare Company, Inc.*	201	12,303
Insulet Corp.*	261	12,022
ACADIA Pharmaceuticals, Inc.*	371	11,778
Corporate Executive Board Co.	160	11,606
Boston Beer Company, Inc. — Class A*	39	11,292
Amsurg Corp. — Class A*	200	10,946
Exact Sciences Corp.*,1	390	10,701
Akorn, Inc.*	295	10,680
Owens & Minor, Inc.	298	10,463
Impax Laboratories, Inc.*	330	10,454
NuVasive, Inc.*	220	10,375
Grand Canyon Education, Inc.*	221	10,312
Healthcare Services Group, Inc.	331	10,237
Synageva BioPharma Corp.*	102	9,464
Bluebird Bio, Inc.*	102	9,355
Nektar Therapeutics*	599	9,285
SUPERVALU, Inc.*	957	9,283
OPKO Health, Inc.*	929	9,281
Haemonetics Corp.*	246	9,205
Heartland Payment Systems, Inc.	169	9,118
Sanderson Farms, Inc.	108	9,075
Rent-A-Center, Inc.	249	9,044
Dyax Corp.*	641	9,012
Helen of Troy Ltd.*	135	8,783
HMS Holdings Corp.*	414	8,752
Post Holdings, Inc.*	208	8,713
Thoratec Corp.*	268	8,699
Chemed Corp.	82	8,665
Ironwood Pharmaceuticals, Inc. — Class A*	563	8,625

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Non-cyclical - 8.3% (continued)
Monro Muffler Brake, Inc.	149	$8,612
Neogen Corp.*	173	8,579
Dean Foods Co.	442	8,566
Advisory Board Co.*	174	8,523
On Assignment, Inc.*	256	8,496
Medicines Co.*	307	8,495
Prestige Brands Holdings, Inc.*	243	8,437
Seaboard Corp.*	2	8,396
PHH Corp.*	346	8,290
Fresh Market, Inc.*	201	8,281
Lancaster Colony Corp.	88	8,240
Air Methods Corp.*	186	8,190
Auxilium Pharmaceuticals, Inc.*	238	8,184
Cardtronics, Inc.*	210	8,102
Acorda Therapeutics, Inc.*	196	8,011
Neurocrine Biosciences, Inc.*	357	7,975
Magellan Health, Inc.*	129	7,744
Celldex Therapeutics, Inc.*	422	7,702
Molina Healthcare, Inc.*	143	7,655
Agios Pharmaceuticals, Inc.*	68	7,619
J&J Snack Foods Corp.	70	7,614
Huron Consulting Group, Inc.*	111	7,591
B&G Foods, Inc.	253	7,565
ABM Industries, Inc.	264	7,563
Vector Group Ltd.	352	7,501
FTI Consulting, Inc.*	192	7,417
Globus Medical, Inc. — Class A*	310	7,369
Masimo Corp.*	273	7,191
ABIOMED, Inc.*	188	7,155
Andersons, Inc.	133	7,068
LifeLock, Inc.*	379	7,015
Cyberonics, Inc.*	125	6,960
Cantel Medical Corp.	159	6,878
EVERTEC, Inc.	310	6,860
Snyder's-Lance, Inc.	224	6,843
ExamWorks Group, Inc.*	164	6,821
Matthews International Corp. — Class A	140	6,814
Spectranetics Corp.*	196	6,778
Bright Horizons Family Solutions, Inc.*	144	6,769
Korn/Ferry International*	235	6,758
Novavax, Inc.*	1,123	6,659
Clovis Oncology, Inc.*	116	6,496
Catalent, Inc.*	231	6,440
Integra LifeSciences Holdings Corp.*	117	6,345
Wright Medical Group, Inc.*	236	6,341
Keryx Biopharmaceuticals, Inc.*	432	6,113
Ligand Pharmaceuticals, Inc. — Class B*	114	6,066
Abaxis, Inc.	105	5,967
WD-40 Co.	70	5,956
Kindred Healthcare, Inc.	326	5,927
PTC Therapeutics, Inc.*	114	5,902
HeartWare International, Inc.*	80	5,874
PDL BioPharma, Inc.	757	5,836
Greatbatch, Inc.*	117	5,768
Cal-Maine Foods, Inc.	147	5,737
CONMED Corp.	127	5,710
Fresh Del Monte Produce, Inc.	170	5,704
Chimerix, Inc.*	141	5,677
Tumi Holdings, Inc.*	239	5,671
Portola Pharmaceuticals, Inc.*	199	5,636
MannKind Corp.*,1	1,076	5,611
Achillion Pharmaceuticals, Inc.*	457	5,598
Brink's Co.	229	5,590
Theravance, Inc.	388	5,490
Natus Medical, Inc.*	152	5,478
Select Medical Holdings Corp.	372	5,357
ARIAD Pharmaceuticals, Inc.*	777	5,338
Merrimack Pharmaceuticals, Inc.*	463	5,232
NxStage Medical, Inc.*	290	5,200
Lannett Company, Inc.*	121	5,188
ICU Medical, Inc.*	63	5,160
MiMedx Group, Inc.*	440	5,073
Anacor Pharmaceuticals, Inc.*	155	4,999
Analogic Corp.	58	4,907
Sangamo BioSciences, Inc.*	320	4,867
ACCO Brands Corp.*	538	4,847
Tetraphase Pharmaceuticals, Inc.*	122	4,845
Universal Corp.	109	4,794
Halozyme Therapeutics, Inc.*	489	4,719
SpartanNash Co.	178	4,653
Intrexon Corp.*	169	4,653
Endologix, Inc.*	302	4,618
Depomed, Inc.*	274	4,414
AMAG Pharmaceuticals, Inc.*	102	4,347
McGrath RentCorp	121	4,339
TrueBlue, Inc.*	195	4,339
Volcano Corp.*	242	4,327
AMN Healthcare Services, Inc.*	220	4,312
Tornier N.V.*	167	4,259
Ensign Group, Inc.	93	4,128
BioCryst Pharmaceuticals, Inc.*	330	4,013
Omeros Corp.*	160	3,965
Capella Education Co.	51	3,925
Cardiovascular Systems, Inc.*	130	3,910
Team, Inc.*	96	3,884
Quidel Corp.*	134	3,875
ICF International, Inc.*	94	3,852
Infinity Pharmaceuticals, Inc.*	228	3,851
Kforce, Inc.	158	3,813
Zeltiq Aesthetics, Inc.*	136	3,796
Strayer Education, Inc.*	51	3,788
Emergent Biosolutions, Inc.*	138	3,758
Amedisys, Inc.*	128	3,757
NewLink Genetics Corp.*	93	3,697
Bio-Reference Laboratories, Inc.*	115	3,695
IPC Healthcare, Inc.*	80	3,671
Diamond Foods, Inc.*	129	3,642
Hanger, Inc.*	166	3,635
Insperity, Inc.	107	3,626
Insmed, Inc.*	234	3,620
Arena Pharmaceuticals, Inc.*	1,036	3,595
Navigant Consulting, Inc.*	232	3,566
Merit Medical Systems, Inc.*	203	3,518

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Non-cyclical - 8.3% (continued)
Orexigen Therapeutics, Inc.*,1	578	$3,503
USANA Health Sciences, Inc.*	34	3,488
RPX Corp.*	250	3,445
Ascent Capital Group, Inc. — Class A*	65	3,441
Affymetrix, Inc.*	343	3,385
TESARO, Inc.*	90	3,347
Luminex Corp.*	177	3,321
MacroGenics, Inc.*	94	3,297
Meridian Bioscience, Inc.	197	3,243
Weight Watchers International, Inc.*	130	3,229
Chiquita Brands International, Inc.*	223	3,225
Multi-Color Corp.	58	3,214
OvaScience, Inc.*	72	3,184
Boulder Brands, Inc.*	287	3,174
Calavo Growers, Inc.	67	3,169
Cambrex Corp.*	145	3,135
Raptor Pharmaceutical Corp.*	295	3,103
American Public Education, Inc.*	82	3,023
National Healthcare Corp.	48	3,016
Green Dot Corp. — Class A*	147	3,012
Resources Connection, Inc.	183	3,010
Acceleron Pharma, Inc.*	77	3,000
Repligen Corp.*	151	2,990
Quad/Graphics, Inc.	129	2,962
Healthways, Inc.*	148	2,942
PharMerica Corp.*	141	2,920
Ophthotech Corp.*,2	65	2,917
Aegerion Pharmaceuticals, Inc.*	139	2,911
Cynosure, Inc. — Class A*	106	2,907
Skilled Healthcare Group, Inc. — Class A*	335	2,871
KYTHERA Biopharmaceuticals, Inc.*	82	2,844
Gentiva Health Services, Inc.*	149	2,838
Array BioPharma, Inc.*	593	2,805
Triple-S Management Corp. — Class B*	117	2,797
Sarepta Therapeutics, Inc.*	191	2,764
Accuray, Inc.*	363	2,741
Momenta Pharmaceuticals, Inc.*	227	2,733
Anika Therapeutics, Inc.*	67	2,730
Tootsie Roll Industries, Inc.	89	2,728
Atrion Corp.	8	2,720
Cempra, Inc.*	115	2,704
GenMark Diagnostics, Inc.*	196	2,668
OraSure Technologies, Inc.*	263	2,667
NutriSystem, Inc.	136	2,659
Vanda Pharmaceuticals, Inc.*	185	2,649
Orthofix International N.V.*	87	2,615
Inovio Pharmaceuticals, Inc.*	283	2,598
Prothena Corporation plc*	125	2,595
Elizabeth Arden, Inc.*	121	2,588
Sagent Pharmaceuticals, Inc.*	103	2,586
AtriCure, Inc.*	129	2,575
Xoom Corp.*	146	2,556
Invacare Corp.	152	2,548
Kite Pharma, Inc.*	44	2,537
Viad Corp.	95	2,533
Genomic Health, Inc.*	79	2,526
LDR Holding Corp.*	77	2,524
Medifast, Inc.*	75	2,516
Enanta Pharmaceuticals, Inc.*	49	2,492
Progenics Pharmaceuticals, Inc.*	329	2,487
ImmunoGen, Inc.*	405	2,471
Weis Markets, Inc.	51	2,439
US Physical Therapy, Inc.	58	2,434
Relypsa, Inc.*	79	2,433
Great Lakes Dredge & Dock Corp.*	282	2,414
Aratana Therapeutics, Inc.*	135	2,406
Geron Corp.*	739	2,402
XenoPort, Inc.*	272	2,385
BioDelivery Sciences International, Inc.*	197	2,368
Karyopharm Therapeutics, Inc.*	63	2,358
Auspex Pharmaceuticals, Inc.*	44	2,309
Ingles Markets, Inc. — Class A	62	2,300
TriNet Group, Inc.*	73	2,283
Cerus Corp.*	365	2,278
TherapeuticsMD, Inc.*	508	2,261
Rockwell Medical, Inc.*	219	2,251
BioScrip, Inc.*	322	2,251
Global Cash Access Holdings, Inc.*	310	2,217
AngioDynamics, Inc.*	116	2,205
Career Education Corp.*	316	2,199
Kelly Services, Inc. — Class A	128	2,179
Vascular Solutions, Inc.*	80	2,173
Five Prime Therapeutics, Inc.*	80	2,160
Phibro Animal Health Corp. — Class A	68	2,145
Spectrum Pharmaceuticals, Inc.*	309	2,141
Organovo Holdings, Inc.*	295	2,139
SciClone Pharmaceuticals, Inc.*	244	2,137
Pacific Biosciences of California, Inc.*	271	2,125
Inter Parfums, Inc.	77	2,114
Accelerate Diagnostics, Inc.*	107	2,053
Sequenom, Inc.*	549	2,031
TG Therapeutics, Inc.*	128	2,028
Insys Therapeutics, Inc.*	48	2,024
Forrester Research, Inc.	51	2,008
ARC Document Solutions, Inc.*	195	1,993
Monster Worldwide, Inc.*	430	1,987
Surgical Care Affiliates, Inc.*	59	1,985
Heidrick & Struggles International, Inc.	86	1,982
ZIOPHARM Oncology, Inc.*	382	1,937
Coca-Cola Bottling Company Consolidated	22	1,937
CorVel Corp.*	52	1,935
Chefs' Warehouse, Inc.*	84	1,935

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Non-cyclical - 8.3% (continued)
Central Garden and Pet Co. — Class A*	202	$1,929
K12, Inc.*	162	1,923
Arrowhead Research Corp.*	255	1,882
Immunomedics, Inc.*	389	1,867
Universal American Corp.*	200	1,856
Tejon Ranch Co.*	63	1,856
Cross Country Healthcare, Inc.*	147	1,835
Civeo Corp.	443	1,821
John B Sanfilippo & Son, Inc.	40	1,820
SP Plus Corp.*	72	1,817
Revlon, Inc. — Class A*	53	1,810
LHC Group, Inc.*	58	1,808
Albany Molecular Research, Inc.*	111	1,807
ANI Pharmaceuticals, Inc.*	32	1,804
Avalanche Biotechnologies, Inc.*	33	1,782
Unilife Corp.*,1	516	1,729
CBIZ, Inc.*	196	1,678
STAAR Surgical Co.*	182	1,658
SurModics, Inc.*	75	1,658
Ennis, Inc.	123	1,657
Theravance Biopharma, Inc.*	111	1,656
CTI BioPharma Corp.*	699	1,650
CRA International, Inc.*	54	1,637
Carriage Services, Inc. — Class A	75	1,571
Landauer, Inc.	45	1,536
Hyperion Therapeutics, Inc.*	64	1,536
XOMA Corp.*	422	1,515
ServiceSource International, Inc.*	322	1,507
CryoLife, Inc.	132	1,496
Ultragenyx Pharmaceutical, Inc.*	34	1,492
Pernix Therapeutics Holdings, Inc.*	157	1,474
Nevro Corp.*	38	1,469
Foundation Medicine, Inc.*	66	1,467
Tree.com, Inc.*	30	1,450
Aerie Pharmaceuticals, Inc.*	49	1,430
Intra-Cellular Therapies, Inc.*	81	1,430
Osiris Therapeutics, Inc.*	89	1,423
Antares Pharma, Inc.*	550	1,414
Radius Health, Inc.*	36	1,401
RTI Surgical, Inc.*	267	1,388
Limoneira Co.	54	1,349
Synergy Pharmaceuticals, Inc.*	442	1,348
Navidea Biopharmaceuticals, Inc.*	710	1,342
ZS Pharma, Inc.*	32	1,330
IGI Laboratories, Inc.*	151	1,329
Exelixis, Inc.*	917	1,320
RadNet, Inc.*	154	1,315
Cytokinetics, Inc.*	163	1,306
OncoMed Pharmaceuticals, Inc.*	59	1,284
Idera Pharmaceuticals, Inc.*	283	1,248
HealthEquity, Inc.*	49	1,247
MoneyGram International, Inc.*	137	1,245
Retrophin, Inc.*	101	1,236
BioTelemetry, Inc.*	123	1,234
VIVUS, Inc.*,1	423	1,218
CSS Industries, Inc.	44	1,216
Senomyx, Inc.*	200	1,202
National Beverage Corp.*	53	1,199
Sucampo Pharmaceuticals, Inc. — Class A*	83	1,185
Natural Grocers by Vitamin Cottage, Inc.*	42	1,183
Esperion Therapeutics, Inc.*	29	1,173
CDI Corp.	66	1,169
Agenus, Inc.*	293	1,163
Almost Family, Inc.*	40	1,158
Peregrine Pharmaceuticals, Inc.*	832	1,156
Regulus Therapeutics, Inc.*	72	1,155
Epizyme, Inc.*	61	1,151
Supernus Pharmaceuticals, Inc.*	138	1,145
Repros Therapeutics, Inc.*	113	1,127
Exactech, Inc.*	47	1,108
Heron Therapeutics, Inc.*	110	1,107
Alder Biopharmaceuticals, Inc.*	38	1,105
Incorporated Research Holdings, Inc. — Class A*	43	1,105
Endocyte, Inc.*	175	1,101
Otonomy, Inc.*	33	1,100
Xencor, Inc.*	68	1,091
Electro Rent Corp.	77	1,081
Utah Medical Products, Inc.	18	1,081
Pendrell Corp.*	774	1,068
ITT Educational Services, Inc.*	111	1,067
Lexicon Pharmaceuticals, Inc.*	1,168	1,063
Hackett Group, Inc.	118	1,037
Omega Protein Corp.*	98	1,036
Farmer Bros Co.*	35	1,031
Seneca Foods Corp. — Class A*	38	1,027
Sage Therapeutics, Inc.*	28	1,025
POZEN, Inc.*	128	1,024
Paylocity Holding Corp.*	39	1,018
Zafgen, Inc.*	33	1,018
Universal Technical Institute, Inc.	103	1,014
Smart & Final Stores, Inc.*	63	991
Franklin Covey Co.*	51	987
Derma Sciences, Inc.*	106	987
Adeptus Health, Inc. — Class A*	26	972
Northwest Biotherapeutics, Inc.*	180	963
SFX Entertainment, Inc.*	210	951
Stemline Therapeutics, Inc.*	55	938
Rigel Pharmaceuticals, Inc.*	413	938
Civitas Solutions, Inc.*	55	937
Barrett Business Services, Inc.	34	932
Performant Financial Corp.*	140	931
Immune Design Corp.*	30	923
Bio-Path Holdings, Inc.*	346	920
BioTime, Inc.*	244	910
Verastem, Inc.*	99	905
Inventure Foods, Inc.*	71	905

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Non-cyclical - 8.3% (continued)
Nutraceutical International Corp.*	41	$884
Bridgepoint Education, Inc.*	78	883
Neuralstem, Inc.*	323	879
Village Super Market, Inc. — Class A	32	876
ChemoCentryx, Inc.*	128	874
K2M Group Holdings, Inc.*	41	856
Five Star Quality Care, Inc.*	204	847
Oxford Immunotec Global plc*	62	844
Galena Biopharma, Inc.*	557	841
AAC Holdings, Inc.*	27	835
Ohr Pharmaceutical, Inc.*	99	826
Synta Pharmaceuticals Corp.*	305	808
Zogenix, Inc.*	578	792
AcelRx Pharmaceuticals, Inc.*	117	787
Inogen, Inc.*	25	784
Threshold Pharmaceuticals, Inc.*	245	779
Nature's Sunshine Products, Inc.	52	771
Corcept Therapeutics, Inc.*	252	756
Enzo Biochem, Inc.*	167	741
PRGX Global, Inc.*	129	738
Atara Biotherapeutics, Inc.*	27	722
Oncothyreon, Inc.*	380	722
CytRx Corp.*	263	721
Versartis, Inc.*	32	718
Addus HomeCare Corp.*	29	704
Alico, Inc.	14	700
Alimera Sciences, Inc.*	126	698
Collectors Universe, Inc.	33	688
Craft Brew Alliance, Inc.*	51	680
Revance Therapeutics, Inc.*	40	678
NanoString Technologies, Inc.*	48	669
Ampio Pharmaceuticals, Inc.*	193	662
Alliance One International, Inc.*	417	659
Ocular Therapeutix, Inc.*	28	659
BioSpecifics Technologies Corp.*	17	657
Dermira, Inc.*	36	652
Information Services Group, Inc.*	154	650
Vital Therapies, Inc.*	26	648
National Research Corp. — Class A	46	644
Liberty Tax, Inc.*	18	643
Mirati Therapeutics, Inc.*	34	630
Sunesis Pharmaceuticals, Inc.*	233	594
Actinium Pharmaceuticals, Inc.*	100	589
Flexion Therapeutics, Inc.*	28	565
T2 Biosystems, Inc.*	29	558
Neff Corp. — Class A*	49	552
Cenveo, Inc.*	261	548
Applied Genetic Technologies Corp.*	26	547
Hill International, Inc.*	142	545
NanoViricides, Inc.*	200	544
Coherus Biosciences, Inc.*	32	522
Intersect ENT, Inc.*	28	519
Amphastar Pharmaceuticals, Inc.*	43	499
Synutra International, Inc.*	82	499
Tandem Diabetes Care, Inc.*	39	495
Alliance HealthCare Services, Inc.*	23	483
Sientra, Inc.*	27	453
TriVascular Technologies, Inc.*	35	440
NeoStem, Inc.*	116	437
Ardelyx, Inc.*	23	434
Vitae Pharmaceuticals, Inc.*	26	433
Liberator Medical Holdings, Inc.	149	432
Akebia Therapeutics, Inc.*	37	431
Achaogen, Inc.*	33	431
Tokai Pharmaceuticals, Inc.*	28	413
Lifeway Foods, Inc.*	22	408
Female Health Co.	101	396
TransEnterix, Inc.*	136	396
Kindred Biosciences, Inc.*	50	373
Pain Therapeutics, Inc.*	179	363
22nd Century Group, Inc.*	212	350
Veracyte, Inc.*	31	299
Cellular Dynamics International, Inc.*	46	296
Galectin Therapeutics, Inc.*	85	295
Dicerna Pharmaceuticals, Inc.*	17	280
Fairway Group Holdings Corp.*	87	274
Care.com, Inc.*	32	265
Eleven Biotherapeutics, Inc.*	22	261
Cara Therapeutics, Inc.*	25	249
Adamas Pharmaceuticals, Inc.*	14	243
Marrone Bio Innovations, Inc.*	65	235
Loxo Oncology, Inc.*	17	200
Cytori Therapeutics, Inc.*	366	179
Genocea Biosciences, Inc.*	19	133
Egalet Corp.*	19	108
Roka Bioscience, Inc.*	23	101
Corporate Resource Services, Inc.*	83	100
PhotoMedex, Inc.*	61	93
Regado Biosciences, Inc.*	73	67
Total Consumer, Non-cyclical		1,782,657
Consumer, Cyclical - 5.3%
Watsco, Inc.	368	39,377
Brunswick Corp.	438	22,451
Office Depot, Inc.*	2,520	21,610
JetBlue Airways Corp.*	1,172	18,588
Dana Holding Corp.	793	17,241
Casey's General Stores, Inc.	182	16,438
Tenneco, Inc.*	287	16,248
Buffalo Wild Wings, Inc.*	88	15,874
Vail Resorts, Inc.	170	15,492
Jack in the Box, Inc.	189	15,113
Restoration Hardware Holdings, Inc.*	147	14,112
Wolverine World Wide, Inc.	478	14,087
Pool Corp.	214	13,576
American Eagle Outfitters, Inc.	915	12,700

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Cyclical - 5.3% (continued)
Cracker Barrel Old Country Store, Inc.	90	$12,668
Cooper Tire & Rubber Co.	362	12,543
HSN, Inc.	157	11,932
Cheesecake Factory, Inc.	236	11,873
Texas Roadhouse, Inc. — Class A	329	11,107
Asbury Automotive Group, Inc.*	145	11,007
HNI Corp.	213	10,876
Life Time Fitness, Inc.*	192	10,871
TRI Pointe Homes, Inc.*	691	10,538
Five Below, Inc.*	256	10,452
Group 1 Automotive, Inc.	114	10,217
MWI Veterinary Supply, Inc.*	60	10,195
Skechers U.S.A., Inc. — Class A*	184	10,166
Men's Wearhouse, Inc.	226	9,978
Allegiant Travel Co. — Class A	64	9,621
Marriott Vacations Worldwide Corp.	127	9,466
Lithia Motors, Inc. — Class A	108	9,363
G-III Apparel Group Ltd.*	89	8,990
Bloomin' Brands, Inc.*	363	8,988
Mobile Mini, Inc.	220	8,912
Steven Madden Ltd.*	275	8,753
Genesco, Inc.*	114	8,735
Outerwall, Inc.*	114	8,575
Ryland Group, Inc.	222	8,560
Lumber Liquidators Holdings, Inc.*	129	8,554
UniFirst Corp.	69	8,380
Herman Miller, Inc.	280	8,240
Papa John's International, Inc.	145	8,091
DineEquity, Inc.	78	8,084
TiVo, Inc.*	682	8,075
ANN, Inc.*	221	8,062
PriceSmart, Inc.	88	8,027
United Stationers, Inc.	186	7,842
Fiesta Restaurant Group, Inc.*	127	7,722
Iconix Brand Group, Inc.*	226	7,637
First Cash Financial Services, Inc.*	136	7,572
American Axle & Manufacturing Holdings, Inc.*	319	7,206
Vitamin Shoppe, Inc.*	146	7,093
Meritor, Inc.*	462	6,999
Buckle, Inc.	133	6,985
Steelcase, Inc. — Class A	389	6,983
Sonic Corp.	256	6,971
Select Comfort Corp.*	256	6,920
Pier 1 Imports, Inc.	445	6,853
BJ's Restaurants, Inc.*	135	6,778
Core-Mark Holding Company, Inc.	108	6,688
Brown Shoe Company, Inc.	206	6,623
Meritage Homes Corp.*	184	6,622
La-Z-Boy, Inc.	246	6,603
G&K Services, Inc. — Class A	93	6,589
KB Home	395	6,537
Beacon Roofing Supply, Inc.*	233	6,477
Burlington Stores, Inc.*	136	6,428
Popeyes Louisiana Kitchen, Inc.*	112	6,302
Pinnacle Entertainment, Inc.*	281	6,253
Dorman Products, Inc.*	127	6,130
Guess?, Inc.	289	6,092
Gentherm, Inc.*	166	6,079
Krispy Kreme Doughnuts, Inc.*	307	6,060
Churchill Downs, Inc.	63	6,004
Crocs, Inc.*	480	5,995
Bob Evans Farms, Inc.	116	5,937
Children's Place, Inc.	104	5,928
Hibbett Sports, Inc.*	121	5,860
Express, Inc.*	398	5,847
Columbia Sportswear Co.	130	5,790
Belmond Ltd. — Class A*	456	5,641
Finish Line, Inc. — Class A	228	5,543
Hawaiian Holdings, Inc.*	212	5,523
Cato Corp. — Class A	129	5,441
ScanSource, Inc.*	134	5,382
Rush Enterprises, Inc. — Class A*	162	5,192
Red Robin Gourmet Burgers, Inc.*	67	5,157
Interface, Inc. — Class A	310	5,106
Penn National Gaming, Inc.*	371	5,094
Sonic Automotive, Inc. — Class A	188	5,084
Standard Pacific Corp.*	683	4,979
MDC Holdings, Inc.	185	4,897
Knoll, Inc.	229	4,848
iRobot Corp.*	139	4,826
Universal Electronics, Inc.*	74	4,812
Diamond Resorts International, Inc.*	168	4,687
Boyd Gaming Corp.*	365	4,665
La Quinta Holdings, Inc.*	209	4,611
Barnes & Noble, Inc.*	193	4,481
Tuesday Morning Corp.*	204	4,427
Denny's Corp.*	411	4,237
H&E Equipment Services, Inc.	148	4,157
National CineMedia, Inc.	287	4,124
International Speedway Corp. — Class A	130	4,115
Pantry, Inc.*	110	4,077
Mattress Firm Holding Corp.*	70	4,066
Wabash National Corp.*	326	4,030
Interval Leisure Group, Inc.	188	3,927
Oxford Industries, Inc.	70	3,865
Steiner Leisure Ltd.*	83	3,835
Caesars Entertainment Corp.*	241	3,781
Zumiez, Inc.*	97	3,747
Cooper-Standard Holding, Inc.*	64	3,704
Ethan Allen Interiors, Inc.	119	3,685
Standard Motor Products, Inc.	93	3,545
Wesco Aircraft Holdings, Inc.*	247	3,453
Regis Corp.*	205	3,436
Republic Airways Holdings, Inc.*	235	3,429
Rentrak Corp.*	47	3,422
Francesca's Holdings Corp.*	199	3,323
Cavco Industries, Inc.*	41	3,250

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Cyclical - 5.3% (continued)
SkyWest, Inc.	241	$3,200
Biglari Holdings, Inc.*	8	3,196
Libbey, Inc.*	101	3,175
Stage Stores, Inc.	150	3,105
Modine Manufacturing Co.*	224	3,046
Scientific Games Corp. — Class A*	239	3,042
Fred's, Inc. — Class A	174	3,029
Cash America International, Inc.	133	3,008
Carmike Cinemas, Inc.*	114	2,995
EZCORP, Inc. — Class A*	243	2,855
Callaway Golf Co.	365	2,811
Winnebago Industries, Inc.	128	2,785
Del Frisco's Restaurant Group, Inc.*	112	2,659
M/I Homes, Inc.*	115	2,640
AMC Entertainment Holdings, Inc. — Class A	100	2,618
Motorcar Parts of America, Inc.*	83	2,580
Ruth's Hospitality Group, Inc.	170	2,550
Tower International, Inc.*	97	2,478
Pep Boys-Manny Moe & Jack*	251	2,465
DTS, Inc.*	80	2,460
Conn's, Inc.*	131	2,448
Movado Group, Inc.	86	2,440
Beazer Homes USA, Inc.*	126	2,439
MarineMax, Inc.*	117	2,346
American Woodmark Corp.*	58	2,345
Hovnanian Enterprises, Inc. — Class A*	550	2,272
Douglas Dynamics, Inc.	105	2,250
Nautilus, Inc.*	147	2,231
Daktronics, Inc.	178	2,227
Eros International plc*	105	2,222
Titan International, Inc.	207	2,200
Superior Industries International, Inc.	111	2,197
Federal-Mogul Holdings Corp.*	135	2,172
Arctic Cat, Inc.	60	2,130
Vera Bradley, Inc.*	103	2,099
Haverty Furniture Companies, Inc.	94	2,069
Unifi, Inc.*	68	2,021
Ruby Tuesday, Inc.*	289	1,977
America's Car-Mart, Inc.*	36	1,922
Stein Mart, Inc.	131	1,915
ClubCorp Holdings, Inc.	103	1,847
Citi Trends, Inc.*	73	1,843
Shoe Carnival, Inc.	71	1,824
William Lyon Homes — Class A*	82	1,662
NACCO Industries, Inc. — Class A	28	1,662
Kirkland's, Inc.*	68	1,608
Marcus Corp.	84	1,555
Chuy's Holdings, Inc.*	78	1,534
Container Store Group, Inc.*	80	1,530
Perry Ellis International, Inc.*	58	1,504
Kimball International, Inc. — Class B	162	1,477
LeapFrog Enterprises, Inc. — Class A*	308	1,454
Quiksilver, Inc.*	640	1,414
Strattec Security Corp.	17	1,404
Vince Holding Corp.*	53	1,385
PetMed Express, Inc.	95	1,365
Noodles & Co.*	50	1,318
Big 5 Sporting Goods Corp.	87	1,273
Carrols Restaurant Group, Inc.*	166	1,267
Bravo Brio Restaurant Group, Inc.*	90	1,252
Jamba, Inc.*	80	1,207
Nathan's Famous, Inc.*	15	1,200
Tile Shop Holdings, Inc.*	133	1,181
Speedway Motorsports, Inc.	54	1,181
Build-A-Bear Workshop, Inc. — Class A*	58	1,166
PC Connection, Inc.	46	1,129
Titan Machinery, Inc.*	81	1,129
Miller Industries, Inc.	53	1,102
Morgans Hotel Group Co.*	138	1,082
WCI Communities, Inc.*	55	1,077
Reading International, Inc. — Class A*	81	1,074
West Marine, Inc.*	82	1,059
Sequential Brands Group, Inc.*	80	1,046
Destination Maternity Corp.	65	1,037
LGI Homes, Inc.*	67	1,000
Houston Wire & Cable Co.	83	992
Christopher & Banks Corp.*	173	988
Winmark Corp.	11	956
Weyco Group, Inc.	32	949
Black Diamond, Inc.*	108	945
Potbelly Corp.*	71	914
Culp, Inc.	42	911
Destination XL Group, Inc.*	165	901
Roundy's, Inc.*	185	895
Skullcandy, Inc.*	94	864
Spartan Motors, Inc.	164	863
Fox Factory Holding Corp.*	53	860
Aeropostale, Inc.*	370	858
Isle of Capri Casinos, Inc.*	101	845
Lifetime Brands, Inc.	49	843
Zoe's Kitchen, Inc.*	28	837
Commercial Vehicle Group, Inc.*	124	826
VOXX International Corp. — Class A*	92	806
El Pollo Loco Holdings, Inc.*	40	799
Accuride Corp.*	182	790
AV Homes, Inc.*	54	787
Malibu Boats, Inc. — Class A*	40	771
Intrawest Resorts Holdings, Inc.*	63	752
Flexsteel Industries, Inc.	23	742
Installed Building Products, Inc.*	41	731
Monarch Casino & Resort, Inc.*	44	730
Sears Hometown and Outlet Stores, Inc.*	55	723
Fuel Systems Solutions, Inc.*	66	722

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Consumer, Cyclical - 5.3% (continued)
Johnson Outdoors, Inc. — Class A	23	$718
Systemax, Inc.*	53	716
Speed Commerce, Inc.*	231	714
Norcraft Companies, Inc.*	36	695
Escalade, Inc.	46	694
Dixie Group, Inc.*	70	642
Famous Dave's of America, Inc.*	23	604
JAKKS Pacific, Inc.*	88	598
New Home Company, Inc.*	39	565
Empire Resorts, Inc.*	71	551
Pacific Sunwear of California, Inc.*	235	512
Bon-Ton Stores, Inc.	68	504
Gaiam, Inc. — Class A*	70	499
Tilly's, Inc. — Class A*	50	485
hhgregg, Inc.*	56	424
Marine Products Corp.	49	414
UCP, Inc. — Class A*	37	389
New York & Company, Inc.*	139	367
Sportsman's Warehouse Holdings, Inc.*	46	337
Century Communities, Inc.*	19	328
Papa Murphy's Holdings, Inc.*	28	325
bebe stores, Inc.	148	324
Ignite Restaurant Group, Inc.*	35	275
Total Consumer, Cyclical		1,149,562
Industrial - 4.9%
Graphic Packaging Holding Co.*	1,541	20,988
HEICO Corp.	314	18,966
Moog, Inc. — Class A*	247	18,285
Teledyne Technologies, Inc.*	177	18,185
FEI Co.	200	18,070
Cognex Corp.*	411	16,986
Esterline Technologies Corp.*	150	16,452
Belden, Inc.	206	16,236
Curtiss-Wright Corp.	228	16,095
CLARCOR, Inc.	238	15,859
Woodward, Inc.	312	15,360
Generac Holdings, Inc.*	324	15,150
EMCOR Group, Inc.	317	14,104
EnerSys	223	13,764
Berry Plastics Group, Inc.*	423	13,345
Ship Finance International Ltd.	849	11,988
Swift Transportation Co. — Class A*	401	11,480
Louisiana-Pacific Corp.*	665	11,012
Littelfuse, Inc.	106	10,248
Hillenbrand, Inc.	296	10,212
XPO Logistics, Inc.*	248	10,139
Polypore International, Inc.*	214	10,069
Rexnord Corp.*	354	9,986
Knight Transportation, Inc.	282	9,491
Barnes Group, Inc.	256	9,475
Mueller Industries, Inc.	268	9,150
Sanmina Corp.*	388	9,129
Applied Industrial Technologies, Inc.	198	9,026
Watts Water Technologies, Inc. — Class A	135	8,564
Masonite International Corp.*	139	8,544
Actuant Corp. — Class A	313	8,526
Franklin Electric Company, Inc.	225	8,444
Tetra Tech, Inc.	307	8,197
Scorpio Tankers, Inc.	939	8,160
Itron, Inc.*	186	7,866
Mueller Water Products, Inc. — Class A	751	7,690
Orbital Sciences Corp.*	285	7,664
MSA Safety, Inc.	140	7,433
Forward Air Corp.	147	7,404
Harsco Corp.	381	7,197
Proto Labs, Inc.*	106	7,119
Coherent, Inc.*	117	7,104
RBC Bearings, Inc.	109	7,034
Granite Construction, Inc.	185	7,035
Matson, Inc.	203	7,007
TAL International Group, Inc.	160	6,971
MasTec, Inc.*	308	6,965
Greenbrier Companies, Inc.	129	6,930
Rogers Corp.*	85	6,922
Heartland Express, Inc.	256	6,915
Boise Cascade Co.*	186	6,910
Trex Company, Inc.*	159	6,771
TASER International, Inc.*	255	6,752
Simpson Manufacturing Company, Inc.	195	6,747
EnPro Industries, Inc.*	107	6,715
TriMas Corp.*	213	6,665
Plexus Corp.*	160	6,593
Hub Group, Inc. — Class A*	173	6,588
OSI Systems, Inc.*	93	6,582
Werner Enterprises, Inc.	211	6,573
Methode Electronics, Inc.	179	6,535
Benchmark Electronics, Inc.*	255	6,487
Saia, Inc.*	117	6,477
Tennant Co.	87	6,279
Brady Corp. — Class A	227	6,206
Atlas Air Worldwide Holdings, Inc.*	120	5,916
Apogee Enterprises, Inc.	136	5,762
Drew Industries, Inc.*	111	5,668
ArcBest Corp.	122	5,657
AZZ, Inc.	120	5,630
Dycom Industries, Inc.*	160	5,614
Universal Display Corp.*	191	5,300
AAR Corp.	187	5,195
UTI Worldwide, Inc.*	430	5,190
Headwaters, Inc.*	346	5,186
GenCorp, Inc.*	283	5,179
Kaman Corp.	129	5,172
Exponent, Inc.	62	5,115
Cubic Corp.	97	5,106
Universal Forest Products, Inc.	95	5,054
Albany International Corp. — Class A	132	5,015
FARO Technologies, Inc.*	80	5,014
CIRCOR International, Inc.	83	5,003

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Industrial - 4.9% (continued)
Lindsay Corp.	58	$4,972
Astronics Corp.*	89	4,923
Chart Industries, Inc.*	143	4,891
Standex International Corp.	60	4,635
ESCO Technologies, Inc.	125	4,613
Advanced Energy Industries, Inc.*	194	4,598
Federal Signal Corp.	297	4,586
Briggs & Stratton Corp.	222	4,533
John Bean Technologies Corp.	137	4,502
AAON, Inc.	199	4,456
Fluidigm Corp.*	132	4,452
Raven Industries, Inc.	173	4,325
Hornbeck Offshore Services, Inc.*	171	4,270
Tutor Perini Corp.*	176	4,236
Nordic American Tankers Ltd.	420	4,229
Blount International, Inc.*	234	4,111
Sun Hydraulics Corp.	104	4,096
US Ecology, Inc.	101	4,052
Badger Meter, Inc.	68	4,036
GasLog Ltd.	198	4,029
Rofin-Sinar Technologies, Inc.*	132	3,798
Encore Wire Corp.	98	3,658
RTI International Metals, Inc.*	144	3,637
Newport Corp.*	188	3,593
Altra Industrial Motion Corp.	126	3,577
Hyster-Yale Materials Handling, Inc.	48	3,514
Textainer Group Holdings Ltd.	102	3,501
Astec Industries, Inc.	89	3,499
Nortek, Inc.*	43	3,497
General Cable Corp.	230	3,427
II-VI, Inc.*	248	3,385
Aegion Corp. — Class A*	179	3,331
Quanex Building Products Corp.	177	3,324
YRC Worldwide, Inc.*	147	3,306
Echo Global Logistics, Inc.*	110	3,212
DHT Holdings, Inc.	431	3,151
Sturm Ruger & Company, Inc.	90	3,116
Roadrunner Transportation Systems, Inc.*	131	3,059
Comfort Systems USA, Inc.	178	3,047
DXP Enterprises, Inc.*	60	3,032
Fabrinet*	167	2,963
Haynes International, Inc.	59	2,861
LSB Industries, Inc.*	91	2,861
Gorman-Rupp Co.	89	2,859
CTS Corp.	159	2,835
GrafTech International Ltd.*	554	2,803
Smith & Wesson Holding Corp.*	295	2,794
MYR Group, Inc.*	100	2,740
Checkpoint Systems, Inc.*	197	2,705
Lydall, Inc.*	81	2,658
Myers Industries, Inc.	151	2,658
Tredegar Corp.	118	2,654
Columbus McKinnon Corp.	93	2,608
Park-Ohio Holdings Corp.	41	2,584
Griffon Corp.	188	2,500
NCI Building Systems, Inc.*	133	2,463
Aerovironment, Inc.*	90	2,453
Marten Transport Ltd.	112	2,448
Park Electrochemical Corp.	98	2,443
Gibraltar Industries, Inc.*	145	2,358
Advanced Emissions Solutions, Inc.*	103	2,347
LB Foster Co. — Class A	48	2,331
American Railcar Industries, Inc.	45	2,318
Kadant, Inc.	53	2,263
Celadon Group, Inc.	98	2,224
GP Strategies Corp.*	64	2,172
Powell Industries, Inc.	44	2,159
PGT, Inc.*	223	2,147
GSI Group, Inc.*	144	2,120
Air Transport Services Group, Inc.*	247	2,114
Insteel Industries, Inc.	87	2,051
Era Group, Inc.*	95	2,009
American Science & Engineering, Inc.	38	1,972
Argan, Inc.	58	1,951
Alamo Group, Inc.	40	1,938
TTM Technologies, Inc.*	256	1,928
US Concrete, Inc.*	66	1,878
CAI International, Inc.*	76	1,763
M/A-COM Technology Solutions Holdings, Inc.*	56	1,752
NN, Inc.	84	1,727
NVE Corp.*	24	1,699
Stoneridge, Inc.*	132	1,698
Patrick Industries, Inc.*	38	1,671
Advanced Drainage Systems, Inc.	72	1,655
CECO Environmental Corp.	99	1,538
Navios Maritime Holdings, Inc.	374	1,537
Teekay Tankers Ltd. — Class A	294	1,488
Builders FirstSource, Inc.*	216	1,484
FreightCar America, Inc.	56	1,473
Kimball Electronics, Inc.*	121	1,454
Orion Marine Group, Inc.*	129	1,425
Mistras Group, Inc.*	77	1,411
Navios Maritime Acquisition Corp.	388	1,408
Ply Gem Holdings, Inc.*	100	1,398
National Presto Industries, Inc.	24	1,393
Furmanite Corp.*	177	1,384
Quality Distribution, Inc.*	129	1,373
Graham Corp.	47	1,352
Sparton Corp.*	47	1,332
Northwest Pipe Co.*	44	1,325
VSE Corp.	20	1,318
Global Brass & Copper Holdings, Inc.	100	1,316
Ducommun, Inc.*	51	1,289
Bel Fuse, Inc. — Class B	47	1,285
FRP Holdings, Inc.*	32	1,255
Scorpio Bulkers, Inc.*	635	1,251
PowerSecure International, Inc.*	105	1,223
AEP Industries, Inc.*	20	1,163

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Industrial - 4.9% (continued)
Chase Corp.	32	$1,152
Capstone Turbine Corp.*	1,547	1,144
Global Power Equipment Group, Inc.	81	1,119
Power Solutions International, Inc.*	21	1,084
Kratos Defense & Security Solutions, Inc.*	211	1,059
Stock Building Supply Holdings, Inc.*	69	1,057
Hurco Companies, Inc.	31	1,057
Nordic American Offshore Ltd.	86	1,056
Dynamic Materials Corp.	65	1,041
Ardmore Shipping Corp.	85	1,017
Vishay Precision Group, Inc.*	59	1,012
Mesa Laboratories, Inc.	13	1,005
Continental Building Products, Inc.*	55	975
Energy Recovery, Inc.*	182	959
Vicor Corp.*	78	944
Trinseo S.A.*	54	943
Handy & Harman Ltd.*	20	921
Universal Truckload Services, Inc.	32	912
KEMET Corp.*	215	903
Electro Scientific Industries, Inc.	115	892
Layne Christensen Co.*	93	887
Intevac, Inc.*	112	870
Control4 Corp.*	54	830
USA Truck, Inc.*	29	824
Manitex International, Inc.*	64	813
Xerium Technologies, Inc.*	51	805
Frontline Ltd.*	311	781
PAM Transportation Services, Inc.*	15	778
Twin Disc, Inc.	39	775
Applied Optoelectronics, Inc.*	69	774
Olympic Steel, Inc.	43	765
Ampco-Pittsburgh Corp.	39	751
Casella Waste Systems, Inc. — Class A*	184	743
CUI Global, Inc.*	97	723
Safe Bulkers, Inc.	183	716
UFP Technologies, Inc.*	29	713
Knightsbridge Shipping Ltd.	156	707
LMI Aerospace, Inc.*	50	705
AM Castle & Co.*	88	702
LSI Industries, Inc.	102	693
Heritage-Crystal Clean, Inc.*	50	617
Baltic Trading Ltd.	233	585
Sterling Construction Company, Inc.*	88	562
General Finance Corp.*	52	513
CHC Group Ltd.*	158	509
Omega Flex, Inc.	13	492
Dorian LPG Ltd.*	34	472
Multi-Fineline Electronix, Inc.*	42	472
Astronics Corp. — Class B*	8	445
International Shipholding Corp.	27	402
Viasystems Group, Inc.*	24	391
Imprivata, Inc.*	28	364
SIFCO Industries, Inc.	12	350
NL Industries, Inc.*	32	275
Erickson, Inc.*	29	242
Revolution Lighting Technologies, Inc.*	167	225
Ultrapetrol Bahamas Ltd.*	101	216
Aspen Aerogels, Inc.*	26	207
TCP International Holdings Ltd.*	33	203
ARC Group Worldwide, Inc.*	14	142
Turtle Beach Corp.*	33	105
Quest Resource Holding Corp.*	65	94
Total Industrial		1,073,306
Technology - 4.2%
TriQuint Semiconductor, Inc.*	808	22,261
Ultimate Software Group, Inc.*	134	19,672
SS&C Technologies Holdings, Inc.	321	18,774
MAXIMUS, Inc.	318	17,438
Tyler Technologies, Inc.*	156	17,072
Verint Systems, Inc.*	282	16,435
Guidewire Software, Inc.*	320	16,202
Cavium, Inc.*	249	15,394
Aspen Technology, Inc.*	434	15,199
Manhattan Associates, Inc.*	358	14,578
International Rectifier Corp.*	336	13,407
Qlik Technologies, Inc.*	422	13,036
Microsemi Corp.*	448	12,715
Integrated Device Technology, Inc.*	629	12,329
Medidata Solutions, Inc.*	256	12,224
Synaptics, Inc.*	171	11,771
CommVault Systems, Inc.*	223	11,526
Science Applications International Corp.	230	11,392
Dealertrack Technologies, Inc.*	252	11,166
Take-Two Interactive Software, Inc.*	394	11,043
Fair Isaac Corp.	152	10,990
ACI Worldwide, Inc.*	536	10,811
Cypress Semiconductor Corp.	744	10,625
SYNNEX Corp.	135	10,552
Mentor Graphics Corp.	457	10,017
Fairchild Semiconductor International, Inc. — Class A*	588	9,925
Convergys Corp.	479	9,758
Spansion, Inc. — Class A*	284	9,718
Silicon Laboratories, Inc.*	204	9,714
CACI International, Inc. — Class A*	111	9,566
Blackbaud, Inc.	217	9,387
Electronics for Imaging, Inc.*	219	9,379
MKS Instruments, Inc.	252	9,222
Tessera Technologies, Inc.	252	9,012
Monolithic Power Systems, Inc.	180	8,953
Cornerstone OnDemand, Inc.*	251	8,835
Intersil Corp. — Class A	607	8,783
Semtech Corp.*	316	8,712
Entegris, Inc.*	656	8,666
Proofpoint, Inc.*	175	8,440

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Technology - 4.2% (continued)
Demandware, Inc.*	142	$8,171
EPAM Systems, Inc.*	168	8,022
Envestnet, Inc.*	161	7,912
PMC-Sierra, Inc.*	817	7,484
Advent Software, Inc.	243	7,446
Power Integrations, Inc.	143	7,399
Acxiom Corp.*	363	7,358
Unisys Corp.*	241	7,105
Synchronoss Technologies, Inc.*	166	6,949
Cirrus Logic, Inc.*	292	6,882
iGATE Corp.*	174	6,870
OmniVision Technologies, Inc.*	264	6,864
Ambarella, Inc.*	135	6,847
MicroStrategy, Inc. — Class A*	42	6,821
Syntel, Inc.*	147	6,612
Veeco Instruments, Inc.*	189	6,592
Cray, Inc.*	191	6,586
Progress Software Corp.*	241	6,512
NetScout Systems, Inc.*	172	6,285
FleetMatics Group plc*	176	6,246
Rambus, Inc.*	537	5,955
Omnicell, Inc.*	174	5,763
MedAssets, Inc.*	288	5,691
Super Micro Computer, Inc.*	163	5,685
QLogic Corp.*	412	5,488
Constant Contact, Inc.*	148	5,432
MTS Systems Corp.	72	5,402
InvenSense, Inc. — Class A*,1	331	5,382
Monotype Imaging Holdings, Inc.	186	5,362
RealPage, Inc.*	244	5,358
Cabot Microelectronics Corp.*	113	5,347
Infoblox, Inc.*	255	5,154
Imperva, Inc.*	103	5,091
Virtusa Corp.*	122	5,084
Insight Enterprises, Inc.*	192	4,971
Diodes, Inc.*	172	4,742
Bottomline Technologies de, Inc.*	186	4,702
ExlService Holdings, Inc.*	154	4,421
Sykes Enterprises, Inc.*	187	4,389
SPS Commerce, Inc.*	75	4,247
CSG Systems International, Inc.	161	4,036
Brooks Automation, Inc.	315	4,016
BroadSoft, Inc.*	135	3,918
Lattice Semiconductor Corp.*	555	3,824
Digital River, Inc.*	154	3,808
Interactive Intelligence Group, Inc.*	79	3,784
Callidus Software, Inc.*	227	3,707
Quality Systems, Inc.	235	3,664
LivePerson, Inc.*	256	3,610
Actua Corp.*	195	3,602
Engility Holdings, Inc.*	83	3,552
Qualys, Inc.*	94	3,549
Pegasystems, Inc.	168	3,489
ManTech International Corp. — Class A	113	3,416
AVG Technologies N.V.*	164	3,237
Computer Programs & Systems, Inc.	53	3,220
PROS Holdings, Inc.*	111	3,050
Micrel, Inc.	210	3,047
Amkor Technology, Inc.*	402	2,854
Inphi Corp.*	148	2,735
Epiq Systems, Inc.	148	2,528
inContact, Inc.*	287	2,523
Ebix, Inc.	145	2,464
Kofax Ltd.*	350	2,461
Ultratech, Inc.*	132	2,450
Photronics, Inc.*	291	2,418
Cvent, Inc.*	86	2,394
Applied Micro Circuits Corp.*	367	2,393
Tangoe, Inc.*	182	2,371
Integrated Silicon Solution, Inc.	141	2,336
Xcerra Corp.*	250	2,290
FormFactor, Inc.*	261	2,245
RealD, Inc.*	190	2,242
Mercury Systems, Inc.*	157	2,185
PDF Solutions, Inc.*	144	2,140
Silicon Image, Inc.*	368	2,031
TeleTech Holdings, Inc.*	82	1,942
Emulex Corp.*	338	1,917
Exar Corp.*	186	1,897
Nanometrics, Inc.*	112	1,884
SciQuest, Inc.*	130	1,879
Silicon Graphics International Corp.*	163	1,855
Eastman Kodak Co.*	84	1,824
Quantum Corp.*	1,033	1,818
CEVA, Inc.*	100	1,814
Violin Memory, Inc.*	378	1,811
Glu Mobile, Inc.*	424	1,654
KEYW Holding Corp.*	155	1,609
Rudolph Technologies, Inc.*	157	1,606
Luxoft Holding, Inc.*	38	1,463
IXYS Corp.	115	1,449
Actuate Corp.*	218	1,439
Cohu, Inc.	120	1,428
Pericom Semiconductor Corp.*	104	1,408
Silver Spring Networks, Inc.*	165	1,391
Barracuda Networks, Inc.*	38	1,362
Axcelis Technologies, Inc.*	525	1,344
Rally Software Development Corp.*	118	1,342
Ciber, Inc.*	366	1,299
Digi International, Inc.*	139	1,291
Ultra Clean Holdings, Inc.*	139	1,290
InnerWorkings, Inc.*	165	1,285
Maxwell Technologies, Inc.*	140	1,277
Immersion Corp.*	134	1,269
Dot Hill Systems Corp.*	283	1,251
Jive Software, Inc.*	200	1,206
Datalink Corp.*	92	1,187
Merge Healthcare, Inc.*	333	1,185
Carbonite, Inc.*	83	1,184
Nimble Storage, Inc.*	43	1,183
DSP Group, Inc.*	104	1,130
Kopin Corp.*	310	1,122

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Technology - 4.2% (continued)
Vocera Communications, Inc.*	107	$1,115
Entropic Communications, Inc.*	419	1,060
E2open, Inc.*	110	1,057
American Software, Inc. — Class A	116	1,057
Seachange International, Inc.*	155	989
Vitesse Semiconductor Corp.*	261	987
MaxLinear, Inc. — Class A*	132	978
Rosetta Stone, Inc.*	100	976
2U, Inc.*	49	963
Model N, Inc.*	90	956
HubSpot, Inc.*	27	907
Alpha & Omega Semiconductor Ltd.*	101	894
Cascade Microtech, Inc.*	60	877
Agilysys, Inc.*	68	856
Sapiens International Corporation N.V.*	115	848
Digimarc Corp.	31	842
Varonis Systems, Inc.*	25	821
QuickLogic Corp.*	260	816
Paycom Software, Inc.*	30	790
ExOne Co.*	46	773
Benefitfocus, Inc.*	23	755
Mavenir Systems, Inc.*	55	746
Castlight Health, Inc. — Class B*	60	702
Computer Task Group, Inc.	71	677
QAD, Inc. — Class A	29	656
Guidance Software, Inc.*	83	602
MobileIron, Inc.*	57	568
Rubicon Technology, Inc.*	122	558
Everyday Health, Inc.*	36	531
OPOWER, Inc.*	36	512
Globant S.A.*	32	500
Amber Road, Inc.*	42	429
Park City Group, Inc.*	44	397
Audience, Inc.*	65	286
Five9, Inc.*	58	260
A10 Networks, Inc.*	59	257
Total Technology		917,210
Communications - 2.7%
Sapient Corp.*	1,643	40,878
RF Micro Devices, Inc.*	1,349	22,380
j2 Global, Inc.	225	13,949
Time, Inc.	520	12,798
ViaSat, Inc.*	195	12,291
InterDigital, Inc.	230	12,167
Anixter International, Inc.*	128	11,323
DigitalGlobe, Inc.*	356	11,025
Houghton Mifflin Harcourt Co.*	513	10,624
Plantronics, Inc.	200	10,604
Ciena Corp.*	496	9,627
Finisar Corp.*	482	9,356
Aruba Networks, Inc.*	505	9,181
Meredith Corp.	169	9,180
Sinclair Broadcast Group, Inc. — Class A	324	8,864
Polycom, Inc.*	651	8,789
Cumulus Media, Inc. — Class A*	2,071	8,759
New York Times Co. — Class A	652	8,619
Infinera Corp.*	578	8,508
Trulia, Inc.*	174	8,008
Cogent Communications Holdings, Inc.	220	7,786
comScore, Inc.*	164	7,615
Shutterfly, Inc.*	181	7,547
Nexstar Broadcasting Group, Inc. — Class A	145	7,510
NeuStar, Inc. — Class A*	264	7,340
WebMD Health Corp. — Class A*	183	7,238
NETGEAR, Inc.*	200	7,116
Consolidated Communications Holdings, Inc.	237	6,595
West Corp.	182	6,006
ADTRAN, Inc.	266	5,799
LogMeIn, Inc.*	115	5,674
NIC, Inc.	306	5,505
Shutterstock, Inc.*	72	4,975
Loral Space & Communications, Inc.*	62	4,880
Web.com Group, Inc.*	244	4,634
Sonus Networks, Inc.*	1,160	4,605
Scholastic Corp.	125	4,553
MDC Partners, Inc. — Class A	200	4,544
Gogo, Inc.*	264	4,364
Media General, Inc.*	257	4,300
Ubiquiti Networks, Inc.	141	4,179
Lands' End, Inc.*	77	4,155
New Media Investment Group, Inc.	170	4,017
Bankrate, Inc.*	316	3,928
Marketo, Inc.*	120	3,926
VASCO Data Security International, Inc.*	139	3,921
8x8, Inc.*	418	3,829
Iridium Communications, Inc.*	381	3,715
Harmonic, Inc.*	526	3,687
Ruckus Wireless, Inc.*	304	3,654
Shenandoah Telecommunications Co.	115	3,593
Globalstar, Inc.*	1,294	3,559
EW Scripps Co. — Class A*	147	3,285
Stamps.com, Inc.*	67	3,215
Cincinnati Bell, Inc.*	987	3,148
Vonage Holdings Corp.*	821	3,128
CalAmp Corp.*	170	3,111
FTD Companies, Inc.*	88	3,064
Ixia*	271	3,049
Perficient, Inc.*	163	3,037
Inteliquent, Inc.	153	3,003
Atlantic Tele-Network, Inc.	44	2,974
HealthStream, Inc.*	99	2,919
Blucora, Inc.*	200	2,770
Gray Television, Inc.*	234	2,621
Endurance International Group Holdings, Inc.*	142	2,617
Global Eagle Entertainment, Inc.*	188	2,559
Textura Corp.*	87	2,477

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Communications - 2.7% (continued)
Journal Communications, Inc. — Class A*	212	$2,423
Premiere Global Services, Inc.*	228	2,421
Chegg, Inc.*	347	2,398
General Communication, Inc. — Class A*	169	2,324
XO Group, Inc.*	127	2,313
RigNet, Inc.*	56	2,298
Intelsat S.A.*	129	2,239
Comtech Telecommunications Corp.	71	2,238
Lee Enterprises, Inc.*	600	2,208
Intralinks Holdings, Inc.*	185	2,202
ShoreTel, Inc.*	295	2,168
EarthLink Holdings Corp.	483	2,120
RetailMeNot, Inc.*	145	2,120
ChannelAdvisor Corp.*	97	2,093
Blue Nile, Inc.*	57	2,053
Gigamon, Inc.*	115	2,039
Internap Corp.*	256	2,038
Orbitz Worldwide, Inc.*	243	2,000
Comverse, Inc.*	105	1,972
RingCentral, Inc. — Class A*	131	1,955
Calix, Inc.*	195	1,954
Safeguard Scientifics, Inc.*	97	1,923
Bazaarvoice, Inc.*	236	1,897
ePlus, Inc.*	25	1,892
Dice Holdings, Inc.*	182	1,822
Harte-Hanks, Inc.	232	1,796
Spok Holdings, Inc.	102	1,771
Entravision Communications Corp. — Class A	273	1,769
Lionbridge Technologies, Inc.*	304	1,748
World Wrestling Entertainment, Inc. — Class A	141	1,740
Black Box Corp.	72	1,721
ORBCOMM, Inc.*	256	1,674
Extreme Networks, Inc.*	455	1,606
IDT Corp. — Class B	78	1,584
GrubHub, Inc.*	42	1,525
Lumos Networks Corp.	88	1,480
Entercom Communications Corp. — Class A*	116	1,411
FairPoint Communications, Inc.*	99	1,407
Rocket Fuel, Inc.*	87	1,402
Wix.com Ltd.*	66	1,386
Hawaiian Telcom Holdco, Inc.*	50	1,379
Overstock.com, Inc.*	55	1,335
EVINE Live, Inc.*	201	1,325
Daily Journal Corp.*	5	1,315
Zendesk, Inc.*	53	1,292
Angie's List, Inc.*	207	1,290
Brightcove, Inc.*	152	1,183
Wayfair, Inc. — Class A*	59	1,171
VirnetX Holding Corp.*	200	1,098
Central European Media Enterprises Ltd. — Class A*	331	1,063
Marin Software, Inc.*	124	1,049
Reis, Inc.	39	1,021
Zix Corp.*	280	1,008
QuinStreet, Inc.*	165	1,002
Coupons.com, Inc.*	56	994
GTT Communications, Inc.*	75	992
1-800-Flowers.com, Inc. — Class A*	118	972
McClatchy Co. — Class A*	289	959
Liquidity Services, Inc.*	115	940
KVH Industries, Inc.*	74	936
AH Belo Corp. — Class A	88	913
TechTarget, Inc.*	78	887
Q2 Holdings, Inc.*	46	867
Alliance Fiber Optic Products, Inc.	59	856
Telenav, Inc.*	127	847
Boingo Wireless, Inc.*	109	836
TrueCar, Inc.*	36	824
Tessco Technologies, Inc.	28	812
Oclaro, Inc.*	442	787
Limelight Networks, Inc.*	283	784
RealNetworks, Inc.*	109	767
Numerex Corp. — Class A*	68	752
Saga Communications, Inc. — Class A	17	739
Marchex, Inc. — Class B	155	711
TeleCommunication Systems, Inc. — Class A*	228	711
Procera Networks, Inc.*	97	697
magicJack VocalTec Ltd.*	83	674
Preformed Line Products Co.	12	656
ModusLink Global Solutions, Inc.*	174	653
Clearfield, Inc.*	53	652
Sizmek, Inc.*	104	651
Dex Media, Inc.*	69	619
Rubicon Project, Inc.*	38	613
Martha Stewart Living Omnimedia, Inc. — Class A*	141	608
Cinedigm Corp. — Class A*	360	583
Crown Media Holdings, Inc. — Class A*	164	581
Millennial Media, Inc.*	354	566
Townsquare Media, Inc. — Class A*	42	554
Hemisphere Media Group, Inc.*	39	526
Tremor Video, Inc.*	168	482
Covisint Corp.*	178	472
Unwired Planet, Inc.*	461	461
Global Sources Ltd.*	72	458
Travelzoo, Inc.*	35	442
YuMe, Inc.*	85	428
ParkerVision, Inc.*	456	415
Yodlee, Inc.*	33	403
Salem Communications Corp. — Class A	51	399
TubeMogul, Inc.*	16	361
NTELOS Holdings Corp.	79	331
Cyan, Inc.*	130	325
Rightside Group Ltd.*	42	282
Borderfree, Inc.*	29	260
Alliance Data Systems Corp.*	1	257

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Communications - 2.7% (continued)
Demand Media, Inc.*	42	$257
ReachLocal, Inc.*	62	213
Aerohive Networks, Inc.*	44	211
Vringo, Inc.*	336	185
Radio One, Inc. — Class D*	108	180
Total Communications		585,658
Basic Materials - 1.3%
PolyOne Corp.	444	16,831
Sensient Technologies Corp.	234	14,120
Axiall Corp.	330	14,015
Chemtura Corp.*	496	12,266
KapStone Paper and Packaging Corp.	399	11,694
Minerals Technologies, Inc.	163	11,320
HB Fuller Co.	237	10,554
Balchem Corp.	144	9,596
Commercial Metals Co.	555	9,041
Olin Corp.	372	8,470
Stillwater Mining Co.*	565	8,329
Worthington Industries, Inc.	243	7,312
Tronox Ltd. — Class A	289	6,901
Clearwater Paper Corp.*	96	6,580
US Silica Holdings, Inc.	254	6,526
Innophos Holdings, Inc.	104	6,079
Schweitzer-Mauduit International, Inc.	143	6,049
Kaiser Aluminum Corp.	84	6,000
Century Aluminum Co.*	242	5,905
Quaker Chemical Corp.	62	5,706
A. Schulman, Inc.	138	5,593
Resolute Forest Products, Inc.*	306	5,389
Calgon Carbon Corp.*	251	5,216
PH Glatfelter Co.	203	5,191
Globe Specialty Metals, Inc.	301	5,186
Innospec, Inc.	115	4,911
AK Steel Holding Corp.*	825	4,901
Hecla Mining Co.	1,712	4,776
Neenah Paper, Inc.	77	4,641
OM Group, Inc.	152	4,530
Ferro Corp.*	339	4,393
Horsehead Holding Corp.*	239	3,783
Intrepid Potash, Inc.*	263	3,651
Stepan Co.	90	3,607
Deltic Timber Corp.	52	3,557
Materion Corp.	97	3,417
Kraton Performance Polymers, Inc.*	154	3,202
Aceto Corp.	135	2,930
Schnitzer Steel Industries, Inc. — Class A	124	2,797
Coeur Mining, Inc.*	488	2,494
Koppers Holdings, Inc.	95	2,468
Wausau Paper Corp.	199	2,263
Hawkins, Inc.	49	2,123
OMNOVA Solutions, Inc.*	223	1,815
Landec Corp.*	126	1,740
Zep, Inc.	109	1,651
American Vanguard Corp.	136	1,580
Rentech, Inc.*	1,073	1,352
Kronos Worldwide, Inc.	99	1,289
Orchids Paper Products Co.	39	1,136
Ring Energy, Inc.*	95	998
KMG Chemicals, Inc.	45	900
Universal Stainless & Alloy Products, Inc.*	33	830
Molycorp, Inc.*	856	754
Oil-Dri Corporation of America	23	750
Noranda Aluminum Holding Corp.	210	739
United States Lime & Minerals, Inc.	9	656
Shiloh Industries, Inc.*	39	613
Gold Resource Corp.	177	598
Allied Nevada Gold Corp.*,1	588	512
Ryerson Holding Corp.*	51	506
Total Basic Materials		292,732
Utilities - 1.3%
Dynegy, Inc.*	573	17,390
IDACORP, Inc.	236	15,622
Cleco Corp.	285	15,544
Piedmont Natural Gas Company, Inc.	368	14,503
Portland General Electric Co.	368	13,921
Southwest Gas Corp.	220	13,598
WGL Holdings, Inc.	245	13,382
NorthWestern Corp.	219	12,392
New Jersey Resources Corp.	198	12,118
UIL Holdings Corp.	267	11,625
ALLETE, Inc.	207	11,414
Black Hills Corp.	211	11,191
PNM Resources, Inc.	375	11,111
Laclede Group, Inc.	204	10,853
ONE Gas, Inc.	245	10,099
Avista Corp.	283	10,004
South Jersey Industries, Inc.	156	9,193
El Paso Electric Co.	190	7,611
MGE Energy, Inc.	164	7,480
American States Water Co.	182	6,854
Northwest Natural Gas Co.	127	6,337
Empire District Electric Co.	203	6,037
California Water Service Group	226	5,562
Otter Tail Corp.	171	5,294
NRG Yield, Inc. — Class A	112	5,280
Abengoa Yield plc	134	3,661
Chesapeake Utilities Corp.	68	3,377
Unitil Corp.	66	2,420
SJW Corp.	73	2,345
Ormat Technologies, Inc.	83	2,256
PICO Holdings, Inc.*	107	2,017
EnerNOC, Inc.*	127	1,962
Connecticut Water Service, Inc.	52	1,887
Middlesex Water Co.	74	1,706
Atlantic Power Corp.	569	1,542
York Water Co.	60	1,393
Artesian Resources Corp. — Class A	37	836
Ameresco, Inc. — Class A*	93	651
Spark Energy, Inc. — Class A	14	197
Total Utilities		290,665

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Energy - 1.3%
SemGroup Corp. — Class A	201	$13,746
Diamondback Energy, Inc.*	197	11,778
Bristow Group, Inc.	168	11,052
Helix Energy Solutions Group, Inc.*	497	10,784
Western Refining, Inc.	251	9,482
Exterran Holdings, Inc.	277	9,025
SEACOR Holdings, Inc.*	121	8,931
Carrizo Oil & Gas, Inc.*	214	8,903
Delek US Holdings, Inc.	282	7,693
SunCoke Energy, Inc.	382	7,388
Matador Resources Co.*	346	7,000
PDC Energy, Inc.*	169	6,975
Rosetta Resources, Inc.*	290	6,470
Forum Energy Technologies, Inc.*	281	5,825
Flotek Industries, Inc.*	254	4,757
Pattern Energy Group, Inc.	185	4,562
Stone Energy Corp.*	265	4,473
Green Plains, Inc.	176	4,361
Primoris Services Corp.	179	4,160
Parsley Energy, Inc. — Class A*	251	4,006
Synergy Resources Corp.*	313	3,925
Newpark Resources, Inc.*	400	3,816
CARBO Ceramics, Inc.	93	3,725
Bonanza Creek Energy, Inc.*	155	3,720
Thermon Group Holdings, Inc.*	151	3,653
TerraForm Power, Inc. — Class A	109	3,366
McDermott International, Inc.*	1,121	3,262
Gulfmark Offshore, Inc. — Class A	126	3,077
Magnum Hunter Resources Corp.*	937	2,942
C&J Energy Services, Inc.*	217	2,867
Matrix Service Co.*	123	2,745
RSP Permian, Inc.*	109	2,740
Bill Barrett Corp.*	233	2,654
Cloud Peak Energy, Inc.*	288	2,643
TETRA Technologies, Inc.*	372	2,485
Contango Oil & Gas Co.*	81	2,368
Plug Power, Inc.*	787	2,361
Westmoreland Coal Co.*	70	2,325
Sanchez Energy Corp.*	240	2,230
PHI, Inc.*	59	2,207
Halcon Resources Corp.*,1	1,231	2,191
Triangle Petroleum Corp.*	451	2,156
Tesco Corp.	165	2,115
Penn Virginia Corp.*	309	2,064
REX American Resources Corp.*	29	1,797
Clayton Williams Energy, Inc.*	28	1,786
Arch Coal, Inc.	1,002	1,784
Parker Drilling Co.*	572	1,756
Alpha Natural Resources, Inc.*	1,045	1,745
FuelCell Energy, Inc.*	1,104	1,700
ION Geophysical Corp.*	609	1,675
Clean Energy Fuels Corp.*,1	331	1,653
Geospace Technologies Corp.*	62	1,643
Pioneer Energy Services Corp.*	296	1,640
Northern Oil and Gas, Inc.*	288	1,627
Renewable Energy Group, Inc.*	163	1,583
Alon USA Energy, Inc.	123	1,558
EXCO Resources, Inc.[1]	715	1,552
Comstock Resources, Inc.	226	1,539
Panhandle Oil and Gas, Inc. — Class A	66	1,536
Energy XXI Ltd.[1]	443	1,444
Callon Petroleum Co.*	258	1,406
Trecora Resources*	93	1,367
Natural Gas Services Group, Inc.*	59	1,359
Gulf Island Fabrication, Inc.	69	1,338
Warren Resources, Inc.*	827	1,331
FutureFuel Corp.	101	1,315
Abraxas Petroleum Corp.*	437	1,285
Enphase Energy, Inc.*	86	1,229
W&T Offshore, Inc.	165	1,211
Approach Resources, Inc.*	185	1,182
Willbros Group, Inc.*	188	1,179
Pacific Ethanol, Inc.*	113	1,167
Rex Energy Corp.*	228	1,163
VAALCO Energy, Inc.*	235	1,072
Basic Energy Services, Inc.*	150	1,052
Key Energy Services, Inc.*	619	1,034
PetroQuest Energy, Inc.*	276	1,032
Eclipse Resources Corp.*	143	1,005
Solazyme, Inc.*,1	359	926
Vivint Solar, Inc.*	96	885
Swift Energy Co.*	207	838
FMSA Holdings, Inc.*	116	803
Gastar Exploration, Inc.*	327	788
Hercules Offshore, Inc.*,1	757	757
Goodrich Petroleum Corp.*	162	719
Evolution Petroleum Corp.	92	684
Apco Oil and Gas International, Inc.*	43	603
Jones Energy, Inc. — Class A*	52	593
TransAtlantic Petroleum Ltd.*	106	571
Isramco, Inc.*	4	552
Hallador Energy Co.	50	551
North Atlantic Drilling Ltd.	337	549
Adams Resources & Energy, Inc.	10	500
Resolute Energy Corp.*	367	484
Vantage Drilling Co.*	970	474
Dawson Geophysical Co.	38	465
Walter Energy, Inc.	307	424
Nuverra Environmental Solutions, Inc.*	71	394
FX Energy, Inc.*	254	394
Harvest Natural Resources, Inc.*	199	360
Mitcham Industries, Inc.*	59	350
Emerald Oil, Inc.*	269	323
Midstates Petroleum Company, Inc.*	176	266
Amyris, Inc.*	126	260
Vertex Energy, Inc.*	61	256
Independence Contract Drilling, Inc.*	48	251
Glori Energy, Inc.*	57	238
Miller Energy Resources, Inc.*	142	178

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 39.0% (continued)
Energy - 1.3% (continued)
BPZ Resources, Inc.*	559	$162
Profire Energy, Inc.*	68	155
Quicksilver Resources, Inc.*	592	117
American Eagle Energy Corp.*	143	89
Total Energy		284,712
Consumer Discretionary - 0.1%
Cimpress N.V.*	157	11,750
Virgin America, Inc.*	71	3,071
Travelport Worldwide Ltd.	140	2,520
Remy International, Inc.	67	1,402
Freshpet, Inc.*	56	955
Dave & Buster's Entertainment, Inc.*	32	874
Habit Restaurants, Inc. — Class A*	27	873
Boot Barn Holdings, Inc.*	27	491
Total Consumer Discretionary		21,936
Diversified - 0.1%
Harbinger Group, Inc.*	392	5,551
National Bank Holdings Corp. — Class A	241	4,678
Horizon Pharma plc*	306	3,944
FCB Financial Holdings, Inc. — Class A*	39	961
Tiptree Financial, Inc. — Class A*	110	891
Resource America, Inc. — Class A	71	642
Total Diversified		16,667
Health Care - 0.0%
PRA Health Sciences, Inc.*	91	2,204
Dynavax Technologies Corp.*	122	2,057
Providence Service Corp.*	55	2,004
Diplomat Pharmacy, Inc.*	71	1,943
FibroGen, Inc.*	43	1,176
Calithera Biosciences, Inc.*	37	747
Symmetry Surgical, Inc.*	44	343
Second Sight Medical Products, Inc.*	19	195
Total Health Care		10,669
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	140	4,214
Total Common Stocks
(Cost $5,707,312)		8,461,685

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	54	94
Magnum Hunter Resources Corp.
$8.50, 04/15/16[1]	282	–
Total Warrants
(Cost $344)		94

RIGHTS†† - 0.0%
Leap Wireless International, Inc.
Expires 03/17/15†††	513	1,294
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††	46	449
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††	57	34
Cubist Pharmaceuticals, Inc.
Expires 12/31/16	729	29
Providence Service Corp.
Expires †††	119	–
Total Rights
(Cost $1,842)		1,806

MUTUAL FUNDS† - 30.7%
Guggenheim Strategy Fund I3	268,153	6,660,933
Total Mutuals Funds
(Cost $6,663,873)		6,660,933

	Face Amount
REPURCHASE AGREEMENTS††,4 - 74.0%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$10,432,988	10,432,988
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	5,636,348	5,636,348
Total Repurchase Agreements
(Cost $16,069,336)		16,069,336

SECURITIES LENDING COLLATERAL††,5 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$14,321	14,321
BNP Paribas Securities Corp. issued 12/31/14 at 0.05% due 01/02/15	5,788	5,788
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	2,745	2,745
Total Securities Lending Collateral
(Cost $22,854)		22,854
Total Investments - 143.8%
(Cost $28,465,561)		$31,216,708
Other Assets & Liabilities, net - (43.8)%		(9,509,971)
Total Net Assets - 100.0%		$21,706,737

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,922,080)	16	$34,350

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 Russell 2000 Index Swap, Terminating 01/29/15[6] (Notional Value $2,225,594)	1,847	$(18,129)
Goldman Sachs International January 2015 Russell 2000 Index Swap, Terminating 01/26/15[6] (Notional Value $9,577,504)	7,950	(51,684)
Barclays Bank plc January 2015 Russell 2000 Index Swap, Terminating 01/30/15[6] (Notional Value $9,803,850)	8,138	(113,544)
(Total Notional Value $21,606,948)		$(183,357)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Illiquid Security.
[3]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3%
Financial - 10.8%
LaSalle Hotel Properties	1,329	$53,784
RLJ Lodging Trust	1,571	52,675
Investors Bancorp, Inc.	4,297	48,233
Highwoods Properties, Inc.	1,081	47,866
CNO Financial Group, Inc.	2,711	46,684
Prosperity Bancshares, Inc.	837	46,335
First American Financial Corp.	1,282	43,461
CubeSmart	1,937	42,750
Strategic Hotels & Resorts, Inc.*	3,182	42,098
Sunstone Hotel Investors, Inc.	2,464	40,681
Stifel Financial Corp.*	785	40,052
EPR Properties	685	39,477
Pebblebrook Hotel Trust	850	38,786
Radian Group, Inc.	2,290	38,288
MGIC Investment Corp.*	4,061	37,849
FirstMerit Corp.	1,983	37,458
Bank of the Ozarks, Inc.	956	36,251
Primerica, Inc.	655	35,541
Webster Financial Corp.	1,083	35,229
DCT Industrial Trust, Inc.	986	35,160
Geo Group, Inc.	871	35,154
DiamondRock Hospitality Co.	2,346	34,885
Sun Communities, Inc.	575	34,764
PRA Group, Inc.*	600	34,757
Sovran Self Storage, Inc.	396	34,539
Umpqua Holdings Corp.	1,997	33,968
MarketAxess Holdings, Inc.	452	32,413
Healthcare Realty Trust, Inc.	1,153	31,500
National Health Investors, Inc.	446	31,202
United Bankshares, Inc.	828	31,008
Colony Financial, Inc.	1,287	30,656
Hancock Holding Co.	987	30,301
Susquehanna Bancshares, Inc.	2,250	30,218
Cousins Properties, Inc.	2,640	30,149
Texas Capital Bancshares, Inc.*	544	29,556
Janus Capital Group, Inc.	1,793	28,922
PrivateBancorp, Inc. — Class A	859	28,691
Medical Properties Trust, Inc.	2,068	28,497
FNB Corp.	2,081	27,719
Ryman Hospitality Properties, Inc.	521	27,478
WageWorks, Inc.*	421	27,184
First Industrial Realty Trust, Inc.	1,321	27,160
Lexington Realty Trust	2,466	27,076
Washington Federal, Inc.	1,215	26,912
Valley National Bancorp	2,718	26,392
MB Financial, Inc.	795	26,124
Wintrust Financial Corp.	558	26,092
American Equity Investment Life Holding Co.	891	26,008
BancorpSouth, Inc.	1,154	25,977
UMB Financial Corp.	453	25,771
RLI Corp.	516	25,491
DuPont Fabros Technology, Inc.	766	25,462
Western Alliance Bancorporation*	904	25,131
Glacier Bancorp, Inc.	892	24,771
IBERIABANK Corp.	378	24,513
Blackhawk Network Holdings, Inc.*	631	24,483
Acadia Realty Trust	764	24,471
Cathay General Bancorp	955	24,438
Chesapeake Lodging Trust	656	24,410
American Realty Capital Healthcare Trust, Inc.	2,030	24,157
Glimcher Realty Trust	1,740	23,908
EastGroup Properties, Inc.	375	23,745
First Citizens BancShares, Inc. — Class A	92	23,257
Alexander & Baldwin, Inc.	585	22,967
First Financial Bankshares, Inc.	768	22,948
Chambers Street Properties	2,843	22,915
Invesco Mortgage Capital, Inc.	1,476	22,819
Financial Engines, Inc.	617	22,551
Washington Real Estate Investment Trust	799	22,100
Platinum Underwriters Holdings Ltd.	301	22,099
Capitol Federal Financial, Inc.	1,716	21,930
Kennedy-Wilson Holdings, Inc.	860	21,758
New Residential Investment Corp.	1,691	21,594
Hatteras Financial Corp.	1,157	21,324
Old National Bancorp	1,411	20,996
Home BancShares, Inc.	650	20,904
Symetra Financial Corp.	904	20,837
EverBank Financial Corp.	1,092	20,814
Evercore Partners, Inc. — Class A	397	20,791
New York REIT, Inc.	1,944	20,587
Potlatch Corp.	487	20,391
Education Realty Trust, Inc.	557	20,381
CVB Financial Corp.	1,270	20,345
AmTrust Financial Services, Inc.	361	20,306
Mack-Cali Realty Corp.	1,063	20,261
WisdomTree Investments, Inc.	1,291	20,236
Kemper Corp.	557	20,113
Trustmark Corp.	809	19,853
Hudson Pacific Properties, Inc.	658	19,779
Sabra Health Care REIT, Inc.	648	19,680
Redwood Trust, Inc.	995	19,602
South State Corp.	290	19,453
Empire State Realty Trust, Inc. — Class A	1,100	19,338
Pennsylvania Real Estate Investment Trust	824	19,331
BGC Partners, Inc. — Class A	2,089	19,114
Columbia Banking System, Inc.	684	18,885
Government Properties Income Trust	819	18,845
PennyMac Mortgage Investment Trust	887	18,707
Equity One, Inc.	737	18,690
PS Business Parks, Inc.	234	18,612
Community Bank System, Inc.	487	18,569
Selective Insurance Group, Inc.	673	18,285
Retail Opportunity Investments Corp.	1,082	18,167

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Financial - 10.8% (continued)
LTC Properties, Inc.	418	$18,045
Montpelier Re Holdings Ltd.	488	17,480
Argo Group International Holdings Ltd.	315	17,473
Parkway Properties, Inc.	945	17,379
Ramco-Gershenson Properties Trust	927	17,372
International Bancshares Corp.	651	17,278
American Assets Trust, Inc.	430	17,118
CYS Investments, Inc.	1,943	16,943
Hersha Hospitality Trust	2,406	16,914
Pinnacle Financial Partners, Inc.	426	16,844
Home Loan Servicing Solutions Ltd.	852	16,631
Aircastle Ltd.	776	16,583
STAG Industrial, Inc.	676	16,562
Horace Mann Educators Corp.	489	16,225
Hilltop Holdings, Inc.*	812	16,199
FelCor Lodging Trust, Inc.	1,490	16,122
Associated Estates Realty Corp.	690	16,015
ARMOUR Residential REIT, Inc.	4,283	15,761
National Penn Bancshares, Inc.	1,485	15,630
Enstar Group Ltd.*	102	15,595
Westamerica Bancorporation	316	15,490
First Midwest Bancorp, Inc.	902	15,433
Greenhill & Company, Inc.	340	14,824
Virtus Investment Partners, Inc.	85	14,492
Sterling Bancorp	1,003	14,423
Northwest Bancshares, Inc.	1,136	14,234
HFF, Inc. — Class A	394	14,152
Capstead Mortgage Corp.	1,149	14,110
St. Joe Co.*	759	13,958
iStar Financial, Inc.*	1,019	13,909
Gramercy Property Trust, Inc.	2,015	13,904
Astoria Financial Corp.	1,040	13,894
NBT Bancorp, Inc.	524	13,765
BBCN Bancorp, Inc.	953	13,704
Encore Capital Group, Inc.*	308	13,675
Ellie Mae, Inc.*	339	13,668
Essent Group Ltd.*	530	13,626
Park National Corp.	154	13,626
Union Bankshares Corp.	555	13,364
Altisource Residential Corp.	686	13,308
Franklin Street Properties Corp.	1,080	13,252
Ambac Financial Group, Inc.*	540	13,230
BofI Holding, Inc.*	170	13,228
Provident Financial Services, Inc.	723	13,057
Boston Private Financial Holdings, Inc.	959	12,918
First Financial Bancorp	691	12,846
Summit Hotel Properties, Inc.	1,027	12,776
Starwood Waypoint Residential Trust	469	12,368
Independent Bank Corp.	287	12,286
Chemical Financial Corp.	394	12,072
Credit Acceptance Corp.*	88	12,003
Chatham Lodging Trust	405	11,733
Nelnet, Inc. — Class A	250	11,583
American Capital Mortgage Investment Corp.	613	11,549
Inland Real Estate Corp.	1,048	11,476
ViewPoint Financial Group, Inc.	479	11,424
Alexander's, Inc.	26	11,367
United Community Banks, Inc.	600	11,364
Kite Realty Group Trust	394	11,324
Piper Jaffray Cos.*	194	11,269
Eagle Bancorp, Inc.*	313	11,118
Greenlight Capital Re Ltd. — Class A*	340	11,101
Investors Real Estate Trust	1,344	10,980
WesBanco, Inc.	315	10,962
Renasant Corp.	377	10,907
CyrusOne, Inc.	394	10,855
Select Income REIT	442	10,789
S&T Bancorp, Inc.	358	10,672
Infinity Property & Casualty Corp.	138	10,662
Springleaf Holdings, Inc.*	294	10,634
Terreno Realty Corp.	510	10,521
First Commonwealth Financial Corp.	1,129	10,409
Acacia Research Corp.	600	10,164
Banner Corp.	235	10,110
Safety Insurance Group, Inc.	155	9,922
Tompkins Financial Corp.	179	9,899
CoreSite Realty Corp.	253	9,880
Third Point Reinsurance Ltd.*	681	9,868
First Merchants Corp.	433	9,851
Excel Trust, Inc.	733	9,815
Cohen & Steers, Inc.	233	9,805
New York Mortgage Trust, Inc.	1,250	9,638
Stewart Information Services Corp.	257	9,519
AMERISAFE, Inc.	224	9,489
Physicians Realty Trust	564	9,362
Navigators Group, Inc.*	125	9,168
United Financial Bancorp, Inc.	633	9,090
FXCM, Inc. — Class A	547	9,064
Northfield Bancorp, Inc.	612	9,058
Apollo Commercial Real Estate Finance, Inc.	553	9,047
OFG Bancorp	541	9,008
Investment Technology Group, Inc.*	432	8,994
Employers Holdings, Inc.	377	8,863
City Holding Co.	189	8,794
Ashford Hospitality Trust, Inc.	839	8,793
Anworth Mortgage Asset Corp.	1,667	8,752
Capital Senior Living Corp.*	349	8,694
First Potomac Realty Trust	702	8,677
Rexford Industrial Realty, Inc.	551	8,656
Lakeland Financial Corp.	199	8,651
CareTrust REIT, Inc.	696	8,584
Wilshire Bancorp, Inc.	843	8,540
Brookline Bancorp, Inc.	846	8,485
Oritani Financial Corp.	549	8,455
Hanmi Financial Corp.	383	8,353
WSFS Financial Corp.	108	8,304

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Financial - 10.8% (continued)
Southside Bancshares, Inc.	287	$8,302
Rouse Properties, Inc.	447	8,278
TrustCo Bank Corp. NY	1,137	8,255
Aviv REIT, Inc.	236	8,137
Capital Bank Financial Corp. — Class A*	300	8,040
Berkshire Hills Bancorp, Inc.	301	8,025
Simmons First National Corp. — Class A	196	7,967
National General Holdings Corp.	426	7,928
Sandy Spring Bancorp, Inc.	301	7,850
Resource Capital Corp.	1,550	7,812
Ameris Bancorp	302	7,743
State Bank Financial Corp.	385	7,692
Maiden Holdings Ltd.	600	7,674
Silver Bay Realty Trust Corp.	463	7,667
Universal Insurance Holdings, Inc.	374	7,648
Cardinal Financial Corp.	384	7,615
RAIT Financial Trust	987	7,570
World Acceptance Corp.*	95	7,548
National Western Life Insurance Co. — Class A	28	7,539
Walter Investment Management Corp.*,1	453	7,479
Monmouth Real Estate Investment Corp.	670	7,417
Cass Information Systems, Inc.	139	7,402
Flushing Financial Corp.	364	7,378
United Fire Group, Inc.	248	7,373
Western Asset Mortgage Capital Corp.	500	7,350
First BanCorp*	1,250	7,338
Arlington Asset Investment Corp. — Class A	267	7,105
Washington Trust Bancorp, Inc.	176	7,072
Universal Health Realty Income Trust	146	7,026
Urstadt Biddle Properties, Inc. — Class A	319	6,980
Cedar Realty Trust, Inc.	950	6,973
Community Trust Bancorp, Inc.	188	6,883
Enova International, Inc.*	309	6,878
American Residential Properties, Inc.*	385	6,764
GAMCO Investors, Inc. — Class A	76	6,759
Saul Centers, Inc.	118	6,748
FBL Financial Group, Inc. — Class A	116	6,731
Cowen Group, Inc. — Class A*	1,384	6,643
Trico Bancshares	268	6,620
Agree Realty Corp.	209	6,498
Forestar Group, Inc.*	418	6,437
Dime Community Bancshares, Inc.	393	6,398
Heritage Financial Corp.	362	6,353
AG Mortgage Investment Trust, Inc.	341	6,332
KCG Holdings, Inc. — Class A*	541	6,303
First NBC Bank Holding Co.*	179	6,301
AmREIT, Inc.	236	6,263
1st Source Corp.	180	6,176
Apollo Residential Mortgage, Inc.	386	6,087
First Interstate BancSystem, Inc. — Class A	217	6,037
Customers Bancorp, Inc.*	307	5,974
Stock Yards Bancorp, Inc.	176	5,868
Campus Crest Communities, Inc.	776	5,673
Caesars Acquisition Co. — Class A*	549	5,660
First Busey Corp.	869	5,657
CoBiz Financial, Inc.	430	5,646
Getty Realty Corp.	307	5,590
NMI Holdings, Inc. — Class A*	607	5,542
Altisource Portfolio Solutions S.A.*,1	162	5,474
Westwood Holdings Group, Inc.	88	5,440
Waterstone Financial, Inc.	413	5,431
Dynex Capital, Inc.	656	5,412
BancFirst Corp.	85	5,388
Towne Bank/Portsmouth VA	354	5,352
Lakeland Bancorp, Inc.	454	5,312
eHealth, Inc.*	213	5,308
Altisource Asset Management Corp.*	17	5,272
Ashford Hospitality Prime, Inc.	306	5,251
Bryn Mawr Bank Corp.	165	5,165
ConnectOne Bancorp, Inc.	271	5,149
MainSource Financial Group, Inc.	246	5,146
Heartland Financial USA, Inc.	189	5,122
Meadowbrook Insurance Group, Inc.	601	5,084
Centerstate Banks, Inc.	426	5,074
GFI Group, Inc.	917	4,998
Great Southern Bancorp, Inc.	125	4,959
First Financial Corp.	138	4,916
QTS Realty Trust, Inc. — Class A	144	4,873
Diamond Hill Investment Group, Inc.	35	4,831
German American Bancorp, Inc.	158	4,822
Yadkin Financial Corp.*	244	4,795
Hudson Valley Holding Corp.	175	4,753
Phoenix Companies, Inc.*	69	4,752
Ladenburg Thalmann Financial Services, Inc.*	1,198	4,732
HCI Group, Inc.	109	4,713
Enterprise Financial Services Corp.	238	4,696
Blue Hills Bancorp, Inc.*	342	4,644
Peoples Financial Services Corp.	91	4,521
Banc of California, Inc.	394	4,519
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	313	4,454
Central Pacific Financial Corp.	205	4,408
OneBeacon Insurance Group Ltd. — Class A	271	4,390

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Financial - 10.8% (continued)
United Insurance Holdings Corp.	200	$4,390
RE/MAX Holdings, Inc. — Class A	128	4,384
Metro Bancorp, Inc.*	169	4,380
First Bancorp	236	4,359
Bancorp, Inc.*	398	4,334
Clifton Bancorp, Inc.	318	4,322
Beneficial Mutual Bancorp, Inc.*	352	4,319
Independent Bank Group, Inc.	110	4,297
Mercantile Bank Corp.	203	4,267
Peoples Bancorp, Inc.	163	4,227
Financial Institutions, Inc.	167	4,200
HomeTrust Bancshares, Inc.*	251	4,182
First of Long Island Corp.	146	4,142
Southwest Bancorp, Inc.	238	4,132
NewStar Financial, Inc.*	322	4,122
BNC Bancorp	239	4,113
Whitestone REIT — Class B	268	4,049
State Auto Financial Corp.	182	4,044
Federated National Holding Co.	166	4,011
Citizens, Inc.*	527	4,005
First Defiance Financial Corp.	117	3,985
Univest Corporation of Pennsylvania	195	3,947
Preferred Bank/Los Angeles CA	141	3,932
Park Sterling Corp.	535	3,932
Ares Commercial Real Estate Corp.	342	3,926
Walker & Dunlop, Inc.*	222	3,894
Gladstone Commercial Corp.	225	3,863
Flagstar Bancorp, Inc.*	244	3,838
Bank Mutual Corp.	558	3,828
International. FCStone, Inc.*	185	3,805
Federal Agricultural Mortgage Corp. — Class C	125	3,793
Bridge Bancorp, Inc.	140	3,745
Bank of Marin Bancorp	71	3,734
Bank of Kentucky Financial Corp.	76	3,669
Arrow Financial Corp.	132	3,629
Ladder Capital Corp. — Class A*	184	3,608
Independent Bank Corp.	275	3,589
Pacific Premier Bancorp, Inc.*	207	3,587
Stonegate Bank	120	3,554
One Liberty Properties, Inc.	149	3,527
NewBridge Bancorp*	404	3,519
Camden National Corp.	88	3,506
CorEnergy Infrastructure Trust, Inc.	539	3,493
Crawford & Co. — Class B	337	3,464
Fidelity & Guaranty Life	136	3,301
West Bancorporation, Inc.	192	3,268
United Community Financial Corp.	606	3,254
First Community Bancshares, Inc.	197	3,245
CNB Financial Corp.	174	3,219
Fidelity Southern Corp.	199	3,206
Seacoast Banking Corporation of Florida*	233	3,204
Marcus & Millichap, Inc.*	96	3,192
First Connecticut Bancorp, Inc.	195	3,182
Suffolk Bancorp	140	3,179
Citizens & Northern Corp.	151	3,121
HomeStreet, Inc.	179	3,116
Moelis & Co. — Class A	89	3,109
Pacific Continental Corp.	216	3,063
Talmer Bancorp, Inc. — Class A	216	3,033
Republic Bancorp, Inc. — Class A	119	2,942
ESB Financial Corp.	155	2,936
Baldwin & Lyons, Inc. — Class B	113	2,913
Horizon Bancorp	111	2,902
Charter Financial Corp.	252	2,885
Oppenheimer Holdings, Inc. — Class A	123	2,860
Penns Woods Bancorp, Inc.	58	2,857
Consolidated-Tomoka Land Co.	51	2,846
Armada Hoffler Properties, Inc.	297	2,819
PennyMac Financial Services, Inc. — Class A*	161	2,785
Global Indemnity plc — Class A*	98	2,780
OceanFirst Financial Corp.	161	2,760
Meridian Bancorp, Inc.*	245	2,749
Calamos Asset Management, Inc. — Class A	205	2,731
TriState Capital Holdings, Inc.*	265	2,714
Peapack Gladstone Financial Corp.	144	2,673
Bridge Capital Holdings*	119	2,663
CU Bancorp*	122	2,646
BankFinancial Corp.	223	2,645
Ames National Corp.	100	2,594
CatchMark Timber Trust, Inc. — Class A	229	2,592
Sierra Bancorp	146	2,564
Meta Financial Group, Inc.	73	2,558
Guaranty Bancorp	176	2,541
National Interstate Corp.	85	2,533
National Bankshares, Inc.	83	2,522
Gain Capital Holdings, Inc.	278	2,508
Franklin Financial Corp.*	117	2,478
Fox Chase Bancorp, Inc.	146	2,434
SWS Group, Inc.*	352	2,432
MidWestOne Financial Group, Inc.	84	2,420
FBR & Co.*	97	2,385
American National Bankshares, Inc.	95	2,357
UMH Properties, Inc.	246	2,349
Kearny Financial Corp.*	168	2,310
First Business Financial Services, Inc.	48	2,300
Manning & Napier, Inc. — Class A	164	2,266
Heritage Oaks Bancorp	270	2,265
Territorial Bancorp, Inc.	105	2,263
Atlas Financial Holdings, Inc.*	138	2,252
Enterprise Bancorp, Inc.	89	2,247
Kansas City Life Insurance Co.	46	2,209

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Financial - 10.8% (continued)
Heritage Commerce Corp.	250	$2,208
EMC Insurance Group, Inc.	61	2,163
Northrim BanCorp, Inc.	81	2,125
First Bancorp, Inc.	116	2,098
Square 1 Financial, Inc. — Class A*	84	2,075
Stonegate Mortgage Corp.*	172	2,057
Hallmark Financial Services, Inc.*	170	2,055
Marlin Business Services Corp.	100	2,053
Regional Management Corp.*	129	2,039
First Financial Northwest, Inc.	167	2,011
Capital City Bank Group, Inc.	128	1,989
Sun Bancorp, Inc.*	102	1,979
Cascade Bancorp*	372	1,931
Merchants Bancshares, Inc.	63	1,930
Owens Realty Mortgage, Inc.	129	1,890
Nicholas Financial, Inc.*	125	1,863
Consumer Portfolio Services, Inc.*	252	1,855
Opus Bank*	63	1,787
MidSouth Bancorp, Inc.	100	1,734
Higher One Holdings, Inc.*	410	1,726
Trade Street Residential, Inc.	224	1,723
Macatawa Bank Corp.	315	1,714
Century Bancorp, Inc. — Class A	41	1,642
Heritage Insurance Holdings, Inc.*	83	1,613
BBX Capital Corp. — Class A*	97	1,596
CommunityOne Bancorp*	139	1,592
Old Line Bancshares, Inc.	100	1,582
Donegal Group, Inc. — Class A	98	1,566
JG Wentworth Co. — Class A*	142	1,514
RCS Capital Corp. — Class A	114	1,395
Republic First Bancorp, Inc.*	372	1,395
Pzena Investment Management, Inc. — Class A	136	1,287
Independence Holding Co.	92	1,283
Silvercrest Asset Management Group, Inc. — Class A	68	1,064
Ashford, Inc.*	10	940
Palmetto Bancshares, Inc.	54	902
ServisFirst Bancshares, Inc.	23	758
C1 Financial, Inc.*	39	713
Hampton Roads Bankshares, Inc.*	410	689
Trupanion, Inc.*	99	686
Green Bancorp, Inc.*	56	674
CIFC Corp.	72	595
Total Financial		5,135,134
Consumer, Non-cyclical - 9.3%
Isis Pharmaceuticals, Inc.*	1,411	87,116
Puma Biotechnology, Inc.*	278	52,617
DexCom, Inc.*	899	49,489
Team Health Holdings, Inc.*	843	48,497
United Natural Foods, Inc.*	595	46,008
STERIS Corp.	708	45,913
WEX, Inc.*	464	45,900
NPS Pharmaceuticals, Inc.*	1,275	45,607
Cepheid*	836	45,261
West Pharmaceutical Services, Inc.	848	45,147
Darling Ingredients, Inc.*	2,429	44,111
TreeHouse Foods, Inc.*	506	43,278
WellCare Health Plans, Inc.*	527	43,246
HealthSouth Corp.	1,057	40,651
Avanir Pharmaceuticals, Inc. — Class A*	2,303	39,035
Pacira Pharmaceuticals, Inc.*	429	38,034
PAREXEL International Corp.*	682	37,891
Deluxe Corp.	600	37,350
Euronet Worldwide, Inc.*	611	33,544
Receptos, Inc.*	261	31,975
Sotheby's	732	31,608
Acadia Healthcare Company, Inc.*	512	31,339
Insulet Corp.*	664	30,584
ACADIA Pharmaceuticals, Inc.*	946	30,036
Corporate Executive Board Co.	407	29,521
Boston Beer Company, Inc. — Class A*	100	28,954
Amsurg Corp. — Class A*	509	27,858
Exact Sciences Corp.*	993	27,248
Akorn, Inc.*	749	27,114
Impax Laboratories, Inc.*	841	26,643
Owens & Minor, Inc.	758	26,613
NuVasive, Inc.*	560	26,410
Grand Canyon Education, Inc.*	560	26,129
Healthcare Services Group, Inc.	843	26,073
Bluebird Bio, Inc.*	262	24,031
Synageva BioPharma Corp.*	257	23,847
OPKO Health, Inc.*,1	2,362	23,596
Nektar Therapeutics*	1,522	23,591
SUPERVALU, Inc.*	2,431	23,581
Haemonetics Corp.*	624	23,349
Sanderson Farms, Inc.[1]	277	23,275
Heartland Payment Systems, Inc.	431	23,252
Rent-A-Center, Inc.	634	23,027
Dyax Corp.*	1,629	22,904
Helen of Troy Ltd.*	344	22,381
HMS Holdings Corp.*	1,052	22,238
Chemed Corp.	209	22,085
Post Holdings, Inc.*	527	22,076
Thoratec Corp.*	680	22,073
Ironwood Pharmaceuticals, Inc. — Class A*	1,433	21,954
Monro Muffler Brake, Inc.	379	21,906
Neogen Corp.*	440	21,820
Dean Foods Co.	1,122	21,744
On Assignment, Inc.*	651	21,607
Advisory Board Co.*	441	21,600
Medicines Co.*	780	21,583
Prestige Brands Holdings, Inc.*	621	21,562
Fresh Market, Inc.*	513	21,136
Lancaster Colony Corp.	224	20,975
Auxilium Pharmaceuticals, Inc.*	604	20,769
Air Methods Corp.*	471	20,738
Cardtronics, Inc.*	535	20,640

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Acorda Therapeutics, Inc.*	500	$20,435
Neurocrine Biosciences, Inc.*	910	20,329
Magellan Health, Inc.*	332	19,930
Celldex Therapeutics, Inc.*	1,072	19,564
Agios Pharmaceuticals, Inc.*	174	19,495
J&J Snack Foods Corp.	179	19,470
Molina Healthcare, Inc.*	363	19,431
Huron Consulting Group, Inc.*	282	19,286
B&G Foods, Inc.	643	19,226
ABM Industries, Inc.	670	19,195
Vector Group Ltd.	898	19,137
FTI Consulting, Inc.*	491	18,967
Globus Medical, Inc. — Class A*	789	18,755
ABIOMED, Inc.*	480	18,269
Andersons, Inc.	340	18,068
PHH Corp.*	749	17,946
Cyberonics, Inc.*	322	17,929
LifeLock, Inc.*	965	17,862
Cantel Medical Corp.	407	17,607
Snyder's-Lance, Inc.	571	17,444
EVERTEC, Inc.	788	17,438
Matthews International Corp. — Class A	358	17,424
ExamWorks Group, Inc.*	417	17,343
Spectranetics Corp.*	499	17,255
Bright Horizons Family Solutions, Inc.*	367	17,253
Korn/Ferry International*	596	17,141
Novavax, Inc.*	2,855	16,930
Seaboard Corp.*	4	16,792
Clovis Oncology, Inc.*	296	16,576
Catalent, Inc.*	586	16,338
Integra LifeSciences Holdings Corp.*	300	16,269
Wright Medical Group, Inc.*	598	16,068
Masimo Corp.*	609	16,041
Keryx Biopharmaceuticals, Inc.*,1	1,097	15,523
Abaxis, Inc.	269	15,287
WD-40 Co.	178	15,145
Kindred Healthcare, Inc.	833	15,144
PTC Therapeutics, Inc.*	292	15,117
HeartWare International, Inc.*	205	15,053
PDL BioPharma, Inc.	1,925	14,842
Greatbatch, Inc.*	299	14,741
CONMED Corp.	326	14,657
Fresh Del Monte Produce, Inc.	434	14,561
Cal-Maine Foods, Inc.	372	14,519
Chimerix, Inc.*	359	14,453
Portola Pharmaceuticals, Inc.*	509	14,415
Tumi Holdings, Inc.*	607	14,404
MannKind Corp.*,1	2,736	14,268
Achillion Pharmaceuticals, Inc.*	1,163	14,247
Brink's Co.	581	14,182
Theravance, Inc.	987	13,966
Natus Medical, Inc.*	386	13,911
Ligand Pharmaceuticals, Inc. — Class B*	257	13,675
Select Medical Holdings Corp.	945	13,608
ARIAD Pharmaceuticals, Inc.*	1,976	13,575
Merrimack Pharmaceuticals, Inc.*	1,179	13,323
NxStage Medical, Inc.*	737	13,214
Lannett Company, Inc.*	308	13,207
ICU Medical, Inc.*	161	13,186
MiMedx Group, Inc.*	1,117	12,879
Anacor Pharmaceuticals, Inc.*	395	12,739
Analogic Corp.	149	12,607
Sangamo BioSciences, Inc.*	815	12,396
Tetraphase Pharmaceuticals, Inc.*	312	12,390
ACCO Brands Corp.*	1,369	12,334
Universal Corp.	279	12,270
Halozyme Therapeutics, Inc.*	1,241	11,976
SpartanNash Co.	452	11,815
Intrexon Corp.*	429	11,810
Endologix, Inc.*	768	11,743
Depomed, Inc.*	695	11,196
AMAG Pharmaceuticals, Inc.*	262	11,166
McGrath RentCorp	310	11,117
TrueBlue, Inc.*	494	10,992
Volcano Corp.*	614	10,978
AMN Healthcare Services, Inc.*	558	10,937
Tornier N.V.*	426	10,863
Ensign Group, Inc.	240	10,654
Diamond Foods, Inc.*	369	10,417
BioCryst Pharmaceuticals, Inc.*	840	10,214
Capella Education Co.	132	10,159
Omeros Corp.*	407	10,085
Cardiovascular Systems, Inc.*	332	9,987
Team, Inc.*	245	9,913
Quidel Corp.*	342	9,891
Infinity Pharmaceuticals, Inc.*	582	9,830
ICF International, Inc.*	239	9,794
Zeltiq Aesthetics, Inc.*	349	9,741
Strayer Education, Inc.*	131	9,731
Amedisys, Inc.*	328	9,627
Emergent Biosolutions, Inc.*	351	9,558
Bio-Reference Laboratories, Inc.*	294	9,446
NewLink Genetics Corp.*	237	9,421
IPC Healthcare, Inc.*	204	9,362
Hanger, Inc.*	424	9,286
Insperity, Inc.	273	9,252
Insmed, Inc.*	594	9,189
Arena Pharmaceuticals, Inc.*,1	2,634	9,140
Navigant Consulting, Inc.*	590	9,068
Merit Medical Systems, Inc.*	516	8,942
Orexigen Therapeutics, Inc.*,1	1,470	8,908
Ascent Capital Group, Inc. — Class A*	166	8,787
RPX Corp.*	635	8,750
Affymetrix, Inc.*	872	8,607
TESARO, Inc.*	230	8,554
Luminex Corp.*	451	8,461
MacroGenics, Inc.*	240	8,417
Kforce, Inc.	348	8,397
Multi-Color Corp.	150	8,313
Weight Watchers International, Inc.*	333	8,272

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Meridian Bioscience, Inc.	499	$8,214
OvaScience, Inc.*	185	8,181
Chiquita Brands International, Inc.*	564	8,155
Calavo Growers, Inc.	171	8,088
Boulder Brands, Inc.*	730	8,074
Cambrex Corp.*	368	7,956
Raptor Pharmaceutical Corp.*	751	7,901
National Healthcare Corp.	124	7,792
American Public Education, Inc.*	210	7,743
Acceleron Pharma, Inc.*	198	7,714
USANA Health Sciences, Inc.*	75	7,695
Green Dot Corp. — Class A*	375	7,684
Resources Connection, Inc.	464	7,633
Repligen Corp.*	385	7,623
Quad/Graphics, Inc.	331	7,600
Healthways, Inc.*	378	7,515
PharMerica Corp.*	360	7,456
Ophthotech Corp.*,2	166	7,448
Aegerion Pharmaceuticals, Inc.*	354	7,413
Cynosure, Inc. — Class A*	269	7,376
KYTHERA Biopharmaceuticals, Inc.*	209	7,248
Gentiva Health Services, Inc.*	378	7,201
Triple-S Management Corp. — Class B*	299	7,149
Array BioPharma, Inc.*	1,511	7,147
Anika Therapeutics, Inc.*	173	7,048
Sarepta Therapeutics, Inc.*	487	7,047
Tootsie Roll Industries, Inc.	227	6,958
Momenta Pharmaceuticals, Inc.*	577	6,947
Accuray, Inc.*	920	6,946
Cempra, Inc.*	293	6,888
OraSure Technologies, Inc.*	670	6,794
GenMark Diagnostics, Inc.*	499	6,791
NutriSystem, Inc.	346	6,764
Vanda Pharmaceuticals, Inc.*	471	6,745
Orthofix International N.V.*	222	6,673
Elizabeth Arden, Inc.*	311	6,652
Prothena Corporation plc*	320	6,643
Inovio Pharmaceuticals, Inc.*	722	6,628
Sagent Pharmaceuticals, Inc.*	263	6,604
AtriCure, Inc.*	329	6,567
Viad Corp.	245	6,532
LDR Holding Corp.*	199	6,523
Xoom Corp.*	372	6,514
Invacare Corp.	386	6,469
Atrion Corp.	19	6,460
Kite Pharma, Inc.*	112	6,459
Genomic Health, Inc.*	201	6,426
Weis Markets, Inc.	133	6,360
Enanta Pharmaceuticals, Inc.*	125	6,356
Progenics Pharmaceuticals, Inc.*	835	6,313
ImmunoGen, Inc.*	1,029	6,277
Relypsa, Inc.*	203	6,252
US Physical Therapy, Inc.	147	6,168
Great Lakes Dredge & Dock Corp.*	717	6,138
Aratana Therapeutics, Inc.*	344	6,130
Geron Corp.*	1,881	6,113
XenoPort, Inc.*	693	6,078
Karyopharm Therapeutics, Inc.*	162	6,064
BioDelivery Sciences International, Inc.*	500	6,010
TriNet Group, Inc.*	189	5,912
Ingles Markets, Inc. — Class A	158	5,860
Auspex Pharmaceuticals, Inc.*	111	5,825
Cerus Corp.*,1	931	5,809
TherapeuticsMD, Inc.*	1,293	5,754
Rockwell Medical, Inc.*	559	5,747
BioScrip, Inc.*	820	5,732
Global Cash Access Holdings, Inc.*	790	5,649
AngioDynamics, Inc.*	296	5,627
Career Education Corp.*	805	5,603
Five Prime Therapeutics, Inc.*	207	5,589
Kelly Services, Inc. — Class A	328	5,583
Medifast, Inc.*	166	5,569
Vascular Solutions, Inc.*	205	5,568
Phibro Animal Health Corp. — Class A	176	5,553
Inter Parfums, Inc.	200	5,490
Spectrum Pharmaceuticals, Inc.*	787	5,454
Organovo Holdings, Inc.*	751	5,445
SciClone Pharmaceuticals, Inc.*	618	5,414
Pacific Biosciences of California, Inc.*	690	5,410
Accelerate Diagnostics, Inc.*	273	5,239
Forrester Research, Inc.	132	5,195
Sequenom, Inc.*	1,397	5,169
TG Therapeutics, Inc.*	326	5,164
Insys Therapeutics, Inc.*	121	5,101
Surgical Care Affiliates, Inc.*	151	5,081
ARC Document Solutions, Inc.*	494	5,049
Heidrick & Struggles International, Inc.	219	5,048
Monster Worldwide, Inc.*	1,092	5,045
Chefs' Warehouse, Inc.*	216	4,977
CorVel Corp.*	133	4,950
ZIOPHARM Oncology, Inc.*	974	4,938
Central Garden and Pet Co. — Class A*	517	4,937
Coca-Cola Bottling Company Consolidated	56	4,930
K12, Inc.*	413	4,902
Arrowhead Research Corp.*	651	4,804
Tejon Ranch Co.*	162	4,773
Immunomedics, Inc.*	991	4,757
Universal American Corp.*	507	4,705
ANI Pharmaceuticals, Inc.*	83	4,680
Cross Country Healthcare, Inc.*	373	4,655
LHC Group, Inc.*	149	4,646
Revlon, Inc. — Class A*	136	4,646
Civeo Corp.	1,127	4,632
SP Plus Corp.*	183	4,617

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Albany Molecular Research, Inc.*	282	$4,591
John B Sanfilippo & Son, Inc.	99	4,505
Avalanche Biotechnologies, Inc.*	83	4,482
Unilife Corp.*,1	1,311	4,392
CBIZ, Inc.*	500	4,280
Ennis, Inc.	314	4,230
Theravance Biopharma, Inc.*	283	4,222
CTI BioPharma Corp.*	1,785	4,213
STAAR Surgical Co.*	461	4,200
Carriage Services, Inc. — Class A	192	4,022
Hyperion Therapeutics, Inc.*	165	3,960
Landauer, Inc.	114	3,892
XOMA Corp.*	1,078	3,870
ServiceSource International, Inc.*	820	3,838
CryoLife, Inc.	338	3,830
CRA International, Inc.*	125	3,790
Pernix Therapeutics Holdings, Inc.*	400	3,756
SurModics, Inc.*	169	3,735
Foundation Medicine, Inc.*	168	3,733
Ultragenyx Pharmaceutical, Inc.*	85	3,730
Aerie Pharmaceuticals, Inc.*	126	3,678
Tree.com, Inc.*	76	3,674
Osiris Therapeutics, Inc.*	228	3,646
Intra-Cellular Therapies, Inc.*	206	3,636
Antares Pharma, Inc.*	1,401	3,601
Radius Health, Inc.*	92	3,580
Skilled Healthcare Group, Inc. — Class A*	414	3,548
RTI Surgical, Inc.*	679	3,531
Synergy Pharmaceuticals, Inc.*	1,124	3,428
Navidea Biopharmaceuticals, Inc.*	1,807	3,415
Limoneira Co.	136	3,397
IGI Laboratories, Inc.*	385	3,388
ZS Pharma, Inc.*	81	3,367
RadNet, Inc.*	394	3,365
Exelixis, Inc.*	2,333	3,360
Cytokinetics, Inc.*	416	3,332
OncoMed Pharmaceuticals, Inc.*	152	3,308
Idera Pharmaceuticals, Inc.*	722	3,184
HealthEquity, Inc.*	125	3,181
BioTelemetry, Inc.*	317	3,180
MoneyGram International, Inc.*	349	3,172
Retrophin, Inc.*	256	3,133
CSS Industries, Inc.	113	3,123
VIVUS, Inc.*,1	1,077	3,102
National Beverage Corp.*	137	3,099
Senomyx, Inc.*	508	3,053
Sucampo Pharmaceuticals, Inc. — Class A*	212	3,027
Natural Grocers by Vitamin Cottage, Inc.*	106	2,986
CDI Corp.	168	2,975
Agenus, Inc.*	747	2,966
Esperion Therapeutics, Inc.*	73	2,952
Peregrine Pharmaceuticals, Inc.*	2,116	2,941
Regulus Therapeutics, Inc.*	183	2,935
Supernus Pharmaceuticals, Inc.*	352	2,922
Epizyme, Inc.*	154	2,906
Almost Family, Inc.*	100	2,895
Repros Therapeutics, Inc.*	289	2,881
Otonomy, Inc.*	86	2,866
Xencor, Inc.*	176	2,823
Heron Therapeutics, Inc.*	280	2,817
Endocyte, Inc.*	444	2,793
Alder Biopharmaceuticals, Inc.*	96	2,793
Exactech, Inc.*	118	2,781
Electro Rent Corp.	198	2,780
Utah Medical Products, Inc.	46	2,762
Pendrell Corp.*	1,968	2,716
Lexicon Pharmaceuticals, Inc.*	2,982	2,713
ITT Educational Services, Inc.*	281	2,700
Omega Protein Corp.*	251	2,653
Seneca Foods Corp. — Class A*	98	2,649
Hackett Group, Inc.	301	2,646
POZEN, Inc.*	328	2,624
Farmer Bros Co.*	89	2,621
Paylocity Holding Corp.*	100	2,611
Universal Technical Institute, Inc.	261	2,568
Zafgen, Inc.*	83	2,560
Adeptus Health, Inc. — Class A*	68	2,543
Franklin Covey Co.*	131	2,536
Derma Sciences, Inc.*	272	2,532
Sage Therapeutics, Inc.*	69	2,525
Northwest Biotherapeutics, Inc.*	459	2,456
SFX Entertainment, Inc.*	531	2,405
Stemline Therapeutics, Inc.*	140	2,388
Rigel Pharmaceuticals, Inc.*	1,050	2,384
Performant Financial Corp.*	357	2,374
Barrett Business Services, Inc.	86	2,356
Bio-Path Holdings, Inc.*	879	2,338
Inventure Foods, Inc.*	183	2,331
BioTime, Inc.*	624	2,328
Verastem, Inc.*	251	2,294
Immune Design Corp.*	74	2,278
Village Super Market, Inc. — Class A	82	2,244
Nutraceutical International Corp.*	104	2,242
Bridgepoint Education, Inc.*	198	2,241
Neuralstem, Inc.*	824	2,241
ChemoCentryx, Inc.*	328	2,240
K2M Group Holdings, Inc.*	107	2,233
Five Star Quality Care, Inc.*	517	2,146
Oxford Immunotec Global plc*	157	2,138
Galena Biopharma, Inc.*,1	1,416	2,138
Ohr Pharmaceutical, Inc.*	252	2,102
Synta Pharmaceuticals Corp.*	777	2,059
Zogenix, Inc.*	1,473	2,018
AcelRx Pharmaceuticals, Inc.*	298	2,006

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Threshold Pharmaceuticals, Inc.*	626	$1,991
Inogen, Inc.*	62	1,945
Nature's Sunshine Products, Inc.	131	1,941
Corcept Therapeutics, Inc.*	639	1,917
Enzo Biochem, Inc.*	428	1,900
PRGX Global, Inc.*	332	1,899
Versartis, Inc.*	83	1,863
Addus HomeCare Corp.*	76	1,845
Oncothyreon, Inc.*	968	1,839
CytRx Corp.*,1	669	1,833
Craft Brew Alliance, Inc.*	133	1,774
Alimera Sciences, Inc.*	318	1,762
Alico, Inc.	35	1,751
Revance Therapeutics, Inc.*	103	1,745
Collectors Universe, Inc.	83	1,731
NanoString Technologies, Inc.*	121	1,686
Ampio Pharmaceuticals, Inc.*	491	1,684
National Research Corp. — Class A	120	1,679
Alliance One International, Inc.*	1,059	1,673
Vital Therapies, Inc.*	67	1,670
BioSpecifics Technologies Corp.*	43	1,661
Information Services Group, Inc.*	393	1,658
Liberty Tax, Inc.*	46	1,644
Ocular Therapeutix, Inc.*	69	1,623
Mirati Therapeutics, Inc.*	87	1,611
Sunesis Pharmaceuticals, Inc.*	593	1,512
Actinium Pharmaceuticals, Inc.*	254	1,496
Flexion Therapeutics, Inc.*	72	1,454
Applied Genetic Technologies Corp.*	67	1,408
Cenveo, Inc.*	664	1,394
NanoViricides, Inc.*	511	1,390
T2 Biosystems, Inc.*	72	1,385
Hill International, Inc.*	360	1,382
Intersect ENT, Inc.*	71	1,317
Amphastar Pharmaceuticals, Inc.*	111	1,289
Tandem Diabetes Care, Inc.*	101	1,283
Synutra International, Inc.*	208	1,265
Alliance HealthCare Services, Inc.*	59	1,238
Ardelyx, Inc.*	60	1,133
TriVascular Technologies, Inc.*	89	1,119
NeoStem, Inc.*	296	1,116
Liberator Medical Holdings, Inc.	378	1,096
Akebia Therapeutics, Inc.*	94	1,094
Achaogen, Inc.*	83	1,083
Lifeway Foods, Inc.*	56	1,038
Female Health Co.	260	1,019
TransEnterix, Inc.*	345	1,004
Kindred Biosciences, Inc.*	127	946
Pain Therapeutics, Inc.*	457	928
22nd Century Group, Inc.*	540	891
Veracyte, Inc.*	79	763
Cellular Dynamics International, Inc.*	117	752
Galectin Therapeutics, Inc.*	216	750
Dicerna Pharmaceuticals, Inc.*	43	708
Fairway Group Holdings Corp.*	223	702
Care.com, Inc.*	79	654
Eleven Biotherapeutics, Inc.*	55	653
Cara Therapeutics, Inc.*	65	648
Adamas Pharmaceuticals, Inc.*	35	608
Marrone Bio Innovations, Inc.*	166	599
Loxo Oncology, Inc.*	44	517
Cytori Therapeutics, Inc.*	934	456
Genocea Biosciences, Inc.*	47	329
Egalet Corp.*	48	273
Roka Bioscience, Inc.*	61	269
Corporate Resource Services, Inc.*	211	253
PhotoMedex, Inc.*	156	239
Regado Biosciences, Inc.*	186	170
Total Consumer, Non-cyclical		4,458,211
Consumer, Cyclical - 6.0%
Brunswick Corp.	1,112	57,001
Office Depot, Inc.*	6,414	55,001
Watsco, Inc.	456	48,791
JetBlue Airways Corp.*	2,981	47,279
Dana Holding Corp.	2,026	44,045
Casey's General Stores, Inc.	462	41,728
Tenneco, Inc.*	730	41,325
Buffalo Wild Wings, Inc.*	225	40,585
Vail Resorts, Inc.	435	39,642
Jack in the Box, Inc.	479	38,300
Restoration Hardware Holdings, Inc.*	376	36,100
Wolverine World Wide, Inc.	1,216	35,835
Pool Corp.	542	34,384
American Eagle Outfitters, Inc.	2,330	32,340
Cracker Barrel Old Country Store, Inc.	229	32,234
HSN, Inc.	399	30,324
Cheesecake Factory, Inc.	600	30,186
Texas Roadhouse, Inc. — Class A	836	28,223
Asbury Automotive Group, Inc.*	367	27,863
Cooper Tire & Rubber Co.	803	27,824
Life Time Fitness, Inc.*	491	27,800
HNI Corp.	541	27,624
TRI Pointe Homes, Inc.*	1,758	26,811
Five Below, Inc.*	651	26,580
MWI Veterinary Supply, Inc.*	153	25,996
Group 1 Automotive, Inc.	290	25,990
Skechers U.S.A., Inc. — Class A*	470	25,968
Men's Wearhouse, Inc.	576	25,430
Allegiant Travel Co. — Class A	166	24,955
Marriott Vacations Worldwide Corp.	324	24,151
Lithia Motors, Inc. — Class A	275	23,840
G-III Apparel Group Ltd.*	230	23,233
Bloomin' Brands, Inc.*	926	22,928
Mobile Mini, Inc.	560	22,686

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Cyclical - 6.0% (continued)
Steven Madden Ltd.*	698	$22,217
Genesco, Inc.*	288	22,067
Lumber Liquidators Holdings, Inc.*	330	21,882
Ryland Group, Inc.	564	21,748
UniFirst Corp.	177	21,497
Herman Miller, Inc.	710	20,895
DineEquity, Inc.	199	20,624
Papa John's International, Inc.	368	20,534
PriceSmart, Inc.	225	20,525
ANN, Inc.*	562	20,502
United Stationers, Inc.	473	19,942
Fiesta Restaurant Group, Inc.*	322	19,578
Iconix Brand Group, Inc.*	577	19,497
First Cash Financial Services, Inc.*	347	19,317
Outerwall, Inc.*	256	19,256
American Axle & Manufacturing Holdings, Inc.*	812	18,343
Vitamin Shoppe, Inc.*	371	18,023
Buckle, Inc.	340	17,857
Steelcase, Inc. — Class A	992	17,806
Meritor, Inc.*	1,174	17,786
Sonic Corp.	651	17,727
TiVo, Inc.*	1,485	17,582
Select Comfort Corp.*	650	17,570
Pier 1 Imports, Inc.	1,135	17,479
Core-Mark Holding Company, Inc.	277	17,155
Meritage Homes Corp.*	469	16,879
G&K Services, Inc. — Class A	238	16,862
Brown Shoe Company, Inc.	524	16,847
La-Z-Boy, Inc.	627	16,829
KB Home	1,004	16,616
Beacon Roofing Supply, Inc.*	591	16,430
Burlington Stores, Inc.*	345	16,305
Popeyes Louisiana Kitchen, Inc.*	284	15,981
Pinnacle Entertainment, Inc.*	713	15,864
Dorman Products, Inc.*	324	15,639
Guess?, Inc.	738	15,557
Gentherm, Inc.*	424	15,527
Krispy Kreme Doughnuts, Inc.*	781	15,417
Churchill Downs, Inc.	161	15,343
Bob Evans Farms, Inc.	296	15,149
BJ's Restaurants, Inc.*	300	15,063
Children's Place, Inc.	264	15,048
Hibbett Sports, Inc.*	310	15,013
Express, Inc.*	1,010	14,837
Columbia Sportswear Co.	330	14,698
Belmond Ltd. — Class A*	1,160	14,349
Finish Line, Inc. — Class A	580	14,100
Hawaiian Holdings, Inc.*	541	14,093
Cato Corp. — Class A	329	13,877
ScanSource, Inc.*	343	13,775
Crocs, Inc.*	1,090	13,614
Red Robin Gourmet Burgers, Inc.*	172	13,240
Rush Enterprises, Inc. — Class A*	411	13,173
Interface, Inc. — Class A	791	13,028
Penn National Gaming, Inc.*	943	12,947
Sonic Automotive, Inc. — Class A	477	12,898
Standard Pacific Corp.*	1,736	12,655
MDC Holdings, Inc.	469	12,414
Universal Electronics, Inc.*	190	12,356
Knoll, Inc.	582	12,321
iRobot Corp.*	354	12,291
Boyd Gaming Corp.*	930	11,885
Diamond Resorts International, Inc.*	426	11,885
La Quinta Holdings, Inc.*	532	11,736
Barnes & Noble, Inc.*	493	11,447
Tuesday Morning Corp.*	521	11,306
Denny's Corp.*	1,045	10,774
International Speedway Corp. — Class A	334	10,571
H&E Equipment Services, Inc.	376	10,562
National CineMedia, Inc.	731	10,504
Pantry, Inc.*	281	10,414
Mattress Firm Holding Corp.*	178	10,338
Wabash National Corp.*	827	10,222
Interval Leisure Group, Inc.	477	9,965
Oxford Industries, Inc.	176	9,717
Caesars Entertainment Corp.*	614	9,634
Zumiez, Inc.*	249	9,619
Cooper-Standard Holding, Inc.*	165	9,550
Ethan Allen Interiors, Inc.	303	9,384
Standard Motor Products, Inc.	238	9,073
Wesco Aircraft Holdings, Inc.*	629	8,793
Regis Corp.*	524	8,782
Rentrak Corp.*	120	8,737
Republic Airways Holdings, Inc.*	597	8,710
Steiner Leisure Ltd.*	184	8,503
Francesca's Holdings Corp.*	506	8,450
Cavco Industries, Inc.*	106	8,403
Biglari Holdings, Inc.*	21	8,390
SkyWest, Inc.	612	8,127
Libbey, Inc.*	257	8,080
Stage Stores, Inc.	380	7,866
Modine Manufacturing Co.*	571	7,766
Scientific Games Corp. — Class A*	607	7,727
Fred's, Inc. — Class A	442	7,695
Cash America International, Inc.	338	7,646
Carmike Cinemas, Inc.*	291	7,645
EZCORP, Inc. — Class A*	616	7,238
Callaway Golf Co.	930	7,161
Winnebago Industries, Inc.	328	7,137
Del Frisco's Restaurant Group, Inc.*	284	6,742
M/I Homes, Inc.*	293	6,727
AMC Entertainment Holdings, Inc. — Class A	253	6,624
Motorcar Parts of America, Inc.*	213	6,622
Ruth's Hospitality Group, Inc.	432	6,480
Tower International, Inc.*	247	6,311
Pep Boys-Manny Moe & Jack*	639	6,275
DTS, Inc.*	204	6,273

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Cyclical - 6.0% (continued)
Movado Group, Inc.	220	$6,241
Beazer Homes USA, Inc.*	322	6,234
Conn's, Inc.*	333	6,224
American Woodmark Corp.*	148	5,985
MarineMax, Inc.*	298	5,975
Hovnanian Enterprises, Inc. — Class A*	1,401	5,786
Douglas Dynamics, Inc.	267	5,722
Nautilus, Inc.*	375	5,693
Daktronics, Inc.	453	5,667
Eros International plc*	266	5,629
Titan International, Inc.	529	5,623
Superior Industries International, Inc.	283	5,601
Federal-Mogul Holdings Corp.*	347	5,583
Arctic Cat, Inc.	154	5,467
Vera Bradley, Inc.*	261	5,319
Haverty Furniture Companies, Inc.	241	5,304
Unifi, Inc.*	176	5,233
Ruby Tuesday, Inc.*	737	5,041
America's Car-Mart, Inc.*	93	4,964
Stein Mart, Inc.	334	4,883
Shoe Carnival, Inc.	183	4,701
ClubCorp Holdings, Inc.	262	4,698
Citi Trends, Inc.*	185	4,671
William Lyon Homes — Class A*	210	4,257
Kirkland's, Inc.*	175	4,137
Marcus Corp.	215	3,980
Container Store Group, Inc.*	207	3,960
Chuy's Holdings, Inc.*	198	3,895
Perry Ellis International, Inc.*	146	3,786
Kimball International, Inc. — Class B	412	3,757
LeapFrog Enterprises, Inc. — Class A*	784	3,700
NACCO Industries, Inc. — Class A	61	3,621
Quiksilver, Inc.*	1,629	3,600
Vince Holding Corp.*	135	3,529
PetMed Express, Inc.	243	3,492
Strattec Security Corp.	42	3,468
Noodles & Co.*	129	3,399
Big 5 Sporting Goods Corp.	222	3,248
Carrols Restaurant Group, Inc.*	423	3,227
Bravo Brio Restaurant Group, Inc.*	231	3,213
Jamba, Inc.*	206	3,109
Speedway Motorsports, Inc.	140	3,062
Nathan's Famous, Inc.*	38	3,040
Build-A-Bear Workshop, Inc. — Class A*	149	2,995
Tile Shop Holdings, Inc.*	337	2,993
Titan Machinery, Inc.*	208	2,900
PC Connection, Inc.	117	2,872
Miller Industries, Inc.	136	2,827
WCI Communities, Inc.*	141	2,761
Reading International, Inc. — Class A*	208	2,758
Morgans Hotel Group Co.*	351	2,752
West Marine, Inc.*	210	2,713
Sequential Brands Group, Inc.*	203	2,653
Destination Maternity Corp.	165	2,632
LGI Homes, Inc.*	172	2,566
Houston Wire & Cable Co.	213	2,545
Christopher & Banks Corp.*	438	2,501
Winmark Corp.	28	2,434
Black Diamond, Inc.*	274	2,398
Weyco Group, Inc.	79	2,344
Potbelly Corp.*	180	2,317
Destination XL Group, Inc.*	421	2,299
Culp, Inc.	106	2,298
Roundy's, Inc.*	472	2,284
Skullcandy, Inc.*	239	2,196
Fox Factory Holding Corp.*	135	2,191
Aeropostale, Inc.*	943	2,188
Spartan Motors, Inc.	415	2,183
Isle of Capri Casinos, Inc.*	259	2,168
Lifetime Brands, Inc.	125	2,150
Zoe's Kitchen, Inc.*	71	2,124
Commercial Vehicle Group, Inc.*	318	2,118
VOXX International Corp. — Class A*	233	2,041
Accuride Corp.*	462	2,005
El Pollo Loco Holdings, Inc.*	100	1,997
AV Homes, Inc.*	137	1,996
Malibu Boats, Inc. — Class A*	100	1,927
Intrawest Resorts Holdings, Inc.*	161	1,922
Monarch Casino & Resort, Inc.*	115	1,908
Flexsteel Industries, Inc.	59	1,903
Fuel Systems Solutions, Inc.*	170	1,860
Installed Building Products, Inc.*	104	1,853
Sears Hometown and Outlet Stores, Inc.*	140	1,841
Johnson Outdoors, Inc. — Class A	59	1,841
Systemax, Inc.*	136	1,836
Speed Commerce, Inc.*	586	1,811
Escalade, Inc.	119	1,796
Norcraft Companies, Inc.*	89	1,718
Dixie Group, Inc.*	179	1,641
JAKKS Pacific, Inc.*	224	1,523
Famous Dave's of America, Inc.*	57	1,497
New Home Company, Inc.*	101	1,462
Empire Resorts, Inc.*	181	1,405
Pacific Sunwear of California, Inc.*	596	1,299
Bon-Ton Stores, Inc.	175	1,297
Gaiam, Inc. — Class A*	180	1,283
Tilly's, Inc. — Class A*	128	1,240
hhgregg, Inc.*	144	1,090
Marine Products Corp.	128	1,080
UCP, Inc. — Class A*	94	987
New York & Company, Inc.*	352	929
Sportsman's Warehouse Holdings, Inc.*	118	864
Century Communities, Inc.*	49	847

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Consumer, Cyclical - 6.0% (continued)
bebe stores, Inc.	377	$826
Papa Murphy's Holdings, Inc.*	71	825
Ignite Restaurant Group, Inc.*	91	716
Total Consumer, Cyclical		2,861,892
Industrial - 5.7%
Graphic Packaging Holding Co.*	3,921	53,404
HEICO Corp.	798	48,198
Teledyne Technologies, Inc.*	451	46,335
FEI Co.	507	45,807
Cognex Corp.*	1,042	43,067
Esterline Technologies Corp.*	383	42,006
Belden, Inc.	523	41,217
Moog, Inc. — Class A*	556	41,161
Curtiss-Wright Corp.	579	40,872
CLARCOR, Inc.	604	40,251
Woodward, Inc.	795	39,137
Generac Holdings, Inc.*	824	38,530
EMCOR Group, Inc.	807	35,903
EnerSys	564	34,810
Berry Plastics Group, Inc.*	1,078	34,012
Swift Transportation Co. — Class A*	1,021	29,231
Louisiana-Pacific Corp.*	1,693	28,036
Littelfuse, Inc.	271	26,198
Hillenbrand, Inc.	753	25,979
XPO Logistics, Inc.*	629	25,714
Polypore International, Inc.*	542	25,501
Rexnord Corp.*	900	25,389
Knight Transportation, Inc.	718	24,168
Barnes Group, Inc.	650	24,057
Sanmina Corp.*	987	23,224
Mueller Industries, Inc.	680	23,215
Applied Industrial Technologies, Inc.	502	22,886
Masonite International Corp.*	355	21,819
Watts Water Technologies, Inc. — Class A	342	21,696
Franklin Electric Company, Inc.	572	21,467
Actuant Corp. — Class A	788	21,465
Tetra Tech, Inc.	779	20,799
Itron, Inc.*	472	19,961
Mueller Water Products, Inc. — Class A	1,910	19,558
Orbital Sciences Corp.*	727	19,549
Forward Air Corp.	375	18,889
MSA Safety, Inc.	354	18,794
Scorpio Tankers, Inc.	2,144	18,632
Harsco Corp.	970	18,323
Proto Labs, Inc.*	271	18,200
Coherent, Inc.*	299	18,155
RBC Bearings, Inc.	279	18,004
Granite Construction, Inc.	470	17,869
TAL International Group, Inc.	409	17,820
Matson, Inc.	516	17,812
Greenbrier Companies, Inc.	331	17,784
Rogers Corp.*	218	17,754
MasTec, Inc.*	784	17,726
Heartland Express, Inc.	652	17,611
Boise Cascade Co.*	472	17,535
Trex Company, Inc.*	404	17,202
Simpson Manufacturing Company, Inc.	495	17,127
TASER International, Inc.*	646	17,106
EnPro Industries, Inc.*	272	17,071
TriMas Corp.*	543	16,990
OSI Systems, Inc.*	239	16,914
Hub Group, Inc. — Class A*	442	16,831
Plexus Corp.*	408	16,814
Werner Enterprises, Inc.	536	16,696
Methode Electronics, Inc.	456	16,649
Benchmark Electronics, Inc.*	647	16,460
Saia, Inc.*	296	16,387
Tennant Co.	221	15,950
Brady Corp. — Class A	576	15,748
Atlas Air Worldwide Holdings, Inc.*	303	14,938
Apogee Enterprises, Inc.	349	14,787
Ship Finance International Ltd.	1,046	14,770
Drew Industries, Inc.*	284	14,503
ArcBest Corp.	312	14,467
AZZ, Inc.	307	14,404
Dycom Industries, Inc.*	409	14,352
Universal Display Corp.*	487	13,514
UTI Worldwide, Inc.*	1,097	13,241
Headwaters, Inc.*	881	13,206
AAR Corp.	475	13,196
Kaman Corp.	329	13,190
GenCorp, Inc.*	719	13,158
Exponent, Inc.	158	13,035
Cubic Corp.	247	13,002
FARO Technologies, Inc.*	206	12,912
Albany International Corp. — Class A	338	12,841
Universal Forest Products, Inc.	241	12,821
CIRCOR International, Inc.	212	12,779
Lindsay Corp.	147	12,604
Astronics Corp.*	226	12,500
Chart Industries, Inc.*	365	12,483
ESCO Technologies, Inc.	319	11,771
Standex International Corp.	152	11,744
Advanced Energy Industries, Inc.*	494	11,708
Federal Signal Corp.	755	11,657
John Bean Technologies Corp.	350	11,501
Briggs & Stratton Corp.	561	11,456
Fluidigm Corp.*	338	11,401
AAON, Inc.	507	11,352
Raven Industries, Inc.	438	10,950
Hornbeck Offshore Services, Inc.*	435	10,861
Nordic American Tankers Ltd.	1,070	10,775
Tutor Perini Corp.*	446	10,735
Sun Hydraulics Corp.	267	10,514
Blount International, Inc.*	594	10,437
US Ecology, Inc.	259	10,391
Badger Meter, Inc.	174	10,327
GasLog Ltd.	504	10,256
Rofin-Sinar Technologies, Inc.*	337	9,695
RTI International Metals, Inc.*	367	9,270
Encore Wire Corp.	248	9,258

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Industrial - 5.7% (continued)
Altra Industrial Motion Corp.	325	$9,227
Newport Corp.*	478	9,135
Hyster-Yale Materials Handling, Inc.	124	9,077
Nortek, Inc.*	110	8,946
Textainer Group Holdings Ltd.	259	8,889
Astec Industries, Inc.	226	8,884
General Cable Corp.	583	8,687
II-VI, Inc.*	631	8,613
Quanex Building Products Corp.	451	8,470
Aegion Corp. — Class A*	454	8,449
YRC Worldwide, Inc.*	375	8,434
Echo Global Logistics, Inc.*	281	8,205
DHT Holdings, Inc.	1,102	8,056
Sturm Ruger & Company, Inc.	231	8,000
DXP Enterprises, Inc.*	156	7,883
Roadrunner Transportation Systems, Inc.*	334	7,799
Comfort Systems USA, Inc.	451	7,721
Fabrinet*	422	7,486
LSB Industries, Inc.*	233	7,326
Gorman-Rupp Co.	227	7,291
CTS Corp.	407	7,257
Haynes International, Inc.	149	7,227
GrafTech International Ltd.*	1,409	7,130
MYR Group, Inc.*	255	6,987
Checkpoint Systems, Inc.*	501	6,879
Lydall, Inc.*	205	6,728
Tredegar Corp.	298	6,702
Columbus McKinnon Corp.	239	6,702
Park-Ohio Holdings Corp.	106	6,681
Smith & Wesson Holding Corp.*	694	6,572
Griffon Corp.	478	6,357
NCI Building Systems, Inc.*	338	6,260
Park Electrochemical Corp.	251	6,257
Marten Transport Ltd.	286	6,252
Aerovironment, Inc.*	228	6,213
LB Foster Co. — Class A	125	6,071
Myers Industries, Inc.	344	6,054
Gibraltar Industries, Inc.*	370	6,016
Advanced Emissions Solutions, Inc.*	261	5,948
American Railcar Industries, Inc.	114	5,871
Kadant, Inc.	135	5,763
Celadon Group, Inc.	252	5,718
Powell Industries, Inc.	113	5,545
PGT, Inc.*	568	5,470
GP Strategies Corp.*	161	5,463
Air Transport Services Group, Inc.*	627	5,367
GSI Group, Inc.*	364	5,358
Insteel Industries, Inc.	220	5,188
Era Group, Inc.*	244	5,161
Argan, Inc.	151	5,080
TTM Technologies, Inc.*	649	4,887
American Science & Engineering, Inc.	94	4,879
US Concrete, Inc.*	170	4,837
CAI International, Inc.*	197	4,570
M/A-COM Technology Solutions Holdings, Inc.*	144	4,504
NN, Inc.	214	4,400
Stoneridge, Inc.*	339	4,360
Patrick Industries, Inc.*	97	4,266
Alamo Group, Inc.	88	4,263
Advanced Drainage Systems, Inc.	183	4,205
NVE Corp.*	59	4,177
CECO Environmental Corp.	253	3,932
Navios Maritime Holdings, Inc.	952	3,913
FreightCar America, Inc.	144	3,789
Teekay Tankers Ltd. — Class A	747	3,780
Builders FirstSource, Inc.*	548	3,765
Kimball Electronics, Inc.*	309	3,714
Orion Marine Group, Inc.*	329	3,635
Mistras Group, Inc.*	197	3,611
Navios Maritime Acquisition Corp.	986	3,579
Ply Gem Holdings, Inc.*	256	3,579
Furmanite Corp.*	452	3,535
Quality Distribution, Inc.*	330	3,511
Graham Corp.	122	3,510
Northwest Pipe Co.*	115	3,464
Sparton Corp.*	122	3,457
Global Brass & Copper Holdings, Inc.	257	3,382
National Presto Industries, Inc.	58	3,366
VSE Corp.	51	3,361
Ducommun, Inc.*	131	3,312
Bel Fuse, Inc. — Class B	121	3,308
Scorpio Bulkers, Inc.*	1,616	3,184
FRP Holdings, Inc.*	81	3,176
PowerSecure International, Inc.*	268	3,122
Chase Corp.	81	2,915
Capstone Turbine Corp.*,1	3,941	2,914
AEP Industries, Inc.*	49	2,849
Global Power Equipment Group, Inc.	206	2,845
Power Solutions International, Inc.*	54	2,787
Stock Building Supply Holdings, Inc.*	176	2,696
Hurco Companies, Inc.	79	2,693
Dynamic Materials Corp.	168	2,691
Kratos Defense & Security Solutions, Inc.*	536	2,691
Nordic American Offshore Ltd.	219	2,689
Mesa Laboratories, Inc.	34	2,629
Vishay Precision Group, Inc.*	153	2,625
Ardmore Shipping Corp.	218	2,609
Continental Building Products, Inc.*	141	2,500
Energy Recovery, Inc.*	462	2,435
Trinseo S.A.*	138	2,408
Vicor Corp.*	198	2,396
KEMET Corp.*	545	2,289
Electro Scientific Industries, Inc.	294	2,281
Layne Christensen Co.*	238	2,271
Handy & Harman Ltd.*	49	2,255

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Industrial - 5.7% (continued)
Universal Truckload Services, Inc.	79	$2,252
Intevac, Inc.*	286	2,222
USA Truck, Inc.*	75	2,130
Control4 Corp.*	138	2,121
Manitex International, Inc.*	166	2,110
Xerium Technologies, Inc.*	132	2,083
PAM Transportation Services, Inc.*	39	2,022
Frontline Ltd.*	794	1,993
Twin Disc, Inc.	100	1,986
Applied Optoelectronics, Inc.*	176	1,975
Olympic Steel, Inc.	110	1,956
Ampco-Pittsburgh Corp.	100	1,925
Casella Waste Systems, Inc. — Class A*	468	1,891
CUI Global, Inc.*	247	1,840
LMI Aerospace, Inc.*	130	1,833
Safe Bulkers, Inc.	467	1,826
Knightsbridge Shipping Ltd.	400	1,812
AM Castle & Co.*	226	1,803
UFP Technologies, Inc.*	73	1,795
LSI Industries, Inc.	259	1,759
Heritage-Crystal Clean, Inc.*	127	1,566
Baltic Trading Ltd.	591	1,483
Sterling Construction Company, Inc.*	225	1,438
Omega Flex, Inc.	35	1,323
General Finance Corp.*	134	1,321
CHC Group Ltd.*	403	1,298
Dorian LPG Ltd.*	88	1,222
Multi-Fineline Electronix, Inc.*	106	1,190
International Shipholding Corp.	69	1,028
Viasystems Group, Inc.*	62	1,009
Imprivata, Inc.*	71	923
SIFCO Industries, Inc.	30	875
NL Industries, Inc.*	81	697
Erickson, Inc.*	74	617
Revolution Lighting Technologies, Inc.*	427	576
Ultrapetrol Bahamas Ltd.*	256	548
Aspen Aerogels, Inc.*	68	543
TCP International Holdings Ltd.*	85	523
ARC Group Worldwide, Inc.*	37	375
Turtle Beach Corp.*	84	268
Quest Resource Holding Corp.*	167	240
Total Industrial		2,706,290
Technology - 4.9%
TriQuint Semiconductor, Inc.*	2,055	56,616
Ultimate Software Group, Inc.*	341	50,064
SS&C Technologies Holdings, Inc.	817	47,786
MAXIMUS, Inc.	812	44,531
Tyler Technologies, Inc.*	395	43,229
Verint Systems, Inc.*	718	41,845
Guidewire Software, Inc.*	815	41,263
Cavium, Inc.*	633	39,133
Aspen Technology, Inc.*	1,104	38,662
Manhattan Associates, Inc.*	910	37,055
International Rectifier Corp.*	854	34,075
Qlik Technologies, Inc.*	1,074	33,176
Microsemi Corp.*	1,140	32,353
Integrated Device Technology, Inc.*	1,602	31,399
Medidata Solutions, Inc.*	649	30,990
Synaptics, Inc.*	434	29,878
CommVault Systems, Inc.*	566	29,257
Dealertrack Technologies, Inc.*	642	28,447
Take-Two Interactive Software, Inc.*	1,001	28,059
Fair Isaac Corp.	387	27,980
ACI Worldwide, Inc.*	1,365	27,532
Cypress Semiconductor Corp.	1,892	27,018
SYNNEX Corp.	342	26,731
Science Applications International Corp.	523	25,904
Mentor Graphics Corp.	1,162	25,471
Fairchild Semiconductor International, Inc. — Class A*	1,498	25,286
Silicon Laboratories, Inc.*	522	24,858
Spansion, Inc. — Class A*	725	24,810
Convergys Corp.	1,217	24,790
CACI International, Inc. — Class A*	282	24,303
Blackbaud, Inc.	554	23,966
Electronics for Imaging, Inc.*	558	23,899
MKS Instruments, Inc.	642	23,498
Monolithic Power Systems, Inc.	461	22,930
Tessera Technologies, Inc.	641	22,922
Cornerstone OnDemand, Inc.*	638	22,458
Intersil Corp. — Class A	1,546	22,371
Semtech Corp.*	805	22,194
Entegris, Inc.*	1,669	22,047
Proofpoint, Inc.*	445	21,462
Demandware, Inc.*	360	20,714
EPAM Systems, Inc.*	428	20,437
Envestnet, Inc.*	408	20,049
PMC-Sierra, Inc.*	2,079	19,044
Advent Software, Inc.	617	18,905
Power Integrations, Inc.	365	18,885
Acxiom Corp.*	924	18,729
Unisys Corp.*	613	18,071
Synchronoss Technologies, Inc.*	424	17,749
MicroStrategy, Inc. — Class A*	109	17,702
Ambarella, Inc.*,1	346	17,549
Cirrus Logic, Inc.*	744	17,536
OmniVision Technologies, Inc.*	673	17,498
iGATE Corp.*	442	17,450
Cray, Inc.*	487	16,792
Veeco Instruments, Inc.*	480	16,742
Syntel, Inc.*	372	16,733
Progress Software Corp.*	616	16,644
NetScout Systems, Inc.*	436	15,931
FleetMatics Group plc*	447	15,864
Rambus, Inc.*	1,365	15,138
Omnicell, Inc.*	440	14,573
MedAssets, Inc.*	733	14,484
Super Micro Computer, Inc.*	414	14,440
QLogic Corp.*	1,047	13,946
Constant Contact, Inc.*	377	13,836

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Technology - 4.9% (continued)
InvenSense, Inc. — Class A*,1	846	$13,756
MTS Systems Corp.	183	13,730
Cabot Microelectronics Corp.*	290	13,723
RealPage, Inc.*	622	13,659
Monotype Imaging Holdings, Inc.	473	13,637
Imperva, Inc.*	265	13,099
Infoblox, Inc.*	646	13,056
Virtusa Corp.*	312	13,001
Insight Enterprises, Inc.*	490	12,686
Diodes, Inc.*	437	12,048
Bottomline Technologies de, Inc.*	474	11,983
ExlService Holdings, Inc.*	393	11,283
Sykes Enterprises, Inc.*	473	11,101
SPS Commerce, Inc.*	195	11,043
CSG Systems International, Inc.	410	10,279
Brooks Automation, Inc.	801	10,213
BroadSoft, Inc.*	344	9,983
Lattice Semiconductor Corp.*	1,412	9,729
Digital River, Inc.*	393	9,719
Interactive Intelligence Group, Inc.*	202	9,676
Callidus Software, Inc.*	579	9,455
Quality Systems, Inc.	597	9,307
LivePerson, Inc.*	650	9,165
Actua Corp.*	494	9,124
Qualys, Inc.*	241	9,098
Engility Holdings, Inc.*	211	9,031
Pegasystems, Inc.	426	8,848
ManTech International Corp. — Class A	287	8,676
AVG Technologies N.V.*	418	8,251
Computer Programs & Systems, Inc.	135	8,201
PROS Holdings, Inc.*	282	7,749
Micrel, Inc.	534	7,748
Amkor Technology, Inc.*	1,022	7,256
Inphi Corp.*	376	6,948
inContact, Inc.*	729	6,408
Epiq Systems, Inc.	374	6,388
Kofax Ltd.*	890	6,257
Ultratech, Inc.*	337	6,255
Ebix, Inc.	368	6,252
Photronics, Inc.*	740	6,149
Applied Micro Circuits Corp.*	936	6,103
Tangoe, Inc.*	465	6,059
Cvent, Inc.*	216	6,013
Integrated Silicon Solution, Inc.	360	5,965
Xcerra Corp.*	636	5,826
FormFactor, Inc.*	665	5,719
RealD, Inc.*	483	5,699
Mercury Systems, Inc.*	400	5,568
PDF Solutions, Inc.*	367	5,454
Silicon Image, Inc.*	939	5,183
TeleTech Holdings, Inc.*	209	4,949
Emulex Corp.*	854	4,842
Nanometrics, Inc.*	287	4,827
Exar Corp.*	473	4,825
SciQuest, Inc.*	330	4,769
Silicon Graphics International Corp.*	416	4,734
Quantum Corp.*	2,629	4,627
Eastman Kodak Co.*	213	4,624
Violin Memory, Inc.*,1	962	4,608
CEVA, Inc.*	252	4,571
Glu Mobile, Inc.*	1,077	4,200
KEYW Holding Corp.*,1	395	4,100
Rudolph Technologies, Inc.*	400	4,092
IXYS Corp.	293	3,692
Actuate Corp.*	552	3,643
Luxoft Holding, Inc.*	94	3,620
Pericom Semiconductor Corp.*	267	3,615
Cohu, Inc.	303	3,606
Silver Spring Networks, Inc.*	421	3,549
Axcelis Technologies, Inc.*	1,334	3,415
Barracuda Networks, Inc.*	95	3,405
Rally Software Development Corp.*	298	3,388
Ciber, Inc.*	931	3,305
InnerWorkings, Inc.*	422	3,287
Ultra Clean Holdings, Inc.*	354	3,285
Maxwell Technologies, Inc.*	359	3,274
Immersion Corp.*	341	3,229
Dot Hill Systems Corp.*	720	3,182
Jive Software, Inc.*	511	3,081
Nimble Storage, Inc.*	112	3,080
Datalink Corp.*	236	3,044
Carbonite, Inc.*	212	3,025
Merge Healthcare, Inc.*	847	3,015
Digi International, Inc.*	317	2,945
DSP Group, Inc.*	266	2,891
Kopin Corp.*	791	2,863
Vocera Communications, Inc.*	271	2,824
Entropic Communications, Inc.*	1,066	2,697
American Software, Inc. — Class A	296	2,697
E2open, Inc.*	279	2,681
Seachange International, Inc.*	395	2,520
Vitesse Semiconductor Corp.*	662	2,502
MaxLinear, Inc. — Class A*	335	2,482
Rosetta Stone, Inc.*	254	2,479
Model N, Inc.*	230	2,443
2U, Inc.*	124	2,438
Alpha & Omega Semiconductor Ltd.*	259	2,292
Cascade Microtech, Inc.*	154	2,250
Agilysys, Inc.*	175	2,203
Sapiens International Corporation N.V.*	294	2,167
Digimarc Corp.	79	2,145
QuickLogic Corp.*	660	2,072
Varonis Systems, Inc.*	63	2,068
Paycom Software, Inc.*	78	2,054
ExOne Co.*	118	1,982
Benefitfocus, Inc.*	59	1,938
Mavenir Systems, Inc.*	139	1,885
Castlight Health, Inc. — Class B*	156	1,825
Computer Task Group, Inc.	181	1,725
QAD, Inc. — Class A	74	1,674

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Technology - 4.9% (continued)
Guidance Software, Inc.*	214	$1,552
MobileIron, Inc.*	149	1,484
Rubicon Technology, Inc.*	314	1,435
Everyday Health, Inc.*	91	1,342
OPOWER, Inc.*	93	1,323
Globant S.A.*	81	1,265
Amber Road, Inc.*	108	1,104
Park City Group, Inc.*	115	1,037
Audience, Inc.*	168	739
A10 Networks, Inc.*	153	667
Five9, Inc.*	147	659
Total Technology		2,329,105
Communications - 2.9%
RF Micro Devices, Inc.*	3,432	56,937
Sapient Corp.*	2,027	50,431
j2 Global, Inc.	571	35,401
Time, Inc.	1,322	32,534
ViaSat, Inc.*	496	31,262
Anixter International, Inc.*	326	28,838
DigitalGlobe, Inc.*	904	27,997
Houghton Mifflin Harcourt Co.*	1,307	27,068
Plantronics, Inc.	510	27,039
InterDigital, Inc.	510	26,978
Ciena Corp.*	1,260	24,456
Finisar Corp.*	1,231	23,894
Meredith Corp.	432	23,466
Aruba Networks, Inc.*	1,282	23,307
Sinclair Broadcast Group, Inc. — Class A	823	22,517
Polycom, Inc.*	1,657	22,370
New York Times Co. — Class A	1,660	21,945
Infinera Corp.*	1,469	21,624
Trulia, Inc.*	443	20,390
Cogent Communications Holdings, Inc.	559	19,783
comScore, Inc.*	417	19,360
Shutterfly, Inc.*	462	19,264
Nexstar Broadcasting Group, Inc. — Class A	368	19,059
NeuStar, Inc. — Class A*	672	18,682
WebMD Health Corp. — Class A*	464	18,351
Consolidated Communications Holdings, Inc.	604	16,809
NETGEAR, Inc.*	454	16,153
West Corp.	463	15,279
ADTRAN, Inc.	677	14,759
LogMeIn, Inc.*	292	14,407
NIC, Inc.	781	14,050
Shutterstock, Inc.*	184	12,714
Loral Space & Communications, Inc.*	158	12,436
Web.com Group, Inc.*	621	11,793
Sonus Networks, Inc.*	2,948	11,704
Scholastic Corp.	319	11,618
MDC Partners, Inc. — Class A	510	11,586
Gogo, Inc.*	670	11,075
Media General, Inc.*	653	10,925
Cumulus Media, Inc. — Class A*	2,557	10,816
Lands' End, Inc.*	197	10,630
Ubiquiti Networks, Inc.	358	10,611
New Media Investment Group, Inc.	436	10,303
Marketo, Inc.*	309	10,110
Bankrate, Inc.*	804	9,994
VASCO Data Security International, Inc.*	354	9,987
8x8, Inc.*	1,062	9,728
Iridium Communications, Inc.*	967	9,428
Ruckus Wireless, Inc.*	776	9,328
Shenandoah Telecommunications Co.	290	9,062
Globalstar, Inc.*,1	3,293	9,056
EW Scripps Co. — Class A*	376	8,404
Harmonic, Inc.*	1,185	8,307
Stamps.com, Inc.*	171	8,206
Cincinnati Bell, Inc.*	2,507	7,997
Vonage Holdings Corp.*	2,089	7,959
CalAmp Corp.*	432	7,906
FTD Companies, Inc.*	227	7,904
Ixia*	690	7,763
Perficient, Inc.*	416	7,750
Inteliquent, Inc.	390	7,656
Atlantic Tele-Network, Inc.	113	7,638
HealthStream, Inc.*	254	7,488
Blucora, Inc.*	507	7,022
Endurance International Group Holdings, Inc.*	362	6,672
Gray Television, Inc.*	594	6,653
Global Eagle Entertainment, Inc.*	481	6,546
Textura Corp.*	223	6,349
Journal Communications, Inc. — Class A*	538	6,149
Premiere Global Services, Inc.*	579	6,149
Chegg, Inc.*,1	883	6,102
General Communication, Inc. — Class A*	431	5,926
RigNet, Inc.*	144	5,908
XO Group, Inc.*	324	5,900
Comtech Telecommunications Corp.	184	5,800
Intelsat S.A.*	329	5,711
Intralinks Holdings, Inc.*	472	5,617
ShoreTel, Inc.*	750	5,513
RetailMeNot, Inc.*	370	5,409
EarthLink Holdings Corp.	1,228	5,391
ChannelAdvisor Corp.*	249	5,373
Blue Nile, Inc.*	146	5,257
Internap Corp.*	651	5,182
Gigamon, Inc.*	290	5,142
Orbitz Worldwide, Inc.*	619	5,094
Comverse, Inc.*	268	5,034
RingCentral, Inc. — Class A*	336	5,013
Calix, Inc.*	498	4,990
Safeguard Scientifics, Inc.*	247	4,896
Bazaarvoice, Inc.*	600	4,824
ePlus, Inc.*	63	4,768
Dice Holdings, Inc.*	465	4,655
Harte-Hanks, Inc.	590	4,567
Spok Holdings, Inc.	260	4,514

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Communications - 2.9% (continued)
Entravision Communications Corp. — Class A	694	$4,497
Black Box Corp.	187	4,469
Lionbridge Technologies, Inc.*	774	4,451
World Wrestling Entertainment, Inc. — Class A	356	4,393
ORBCOMM, Inc.*	654	4,277
IDT Corp. — Class B	202	4,103
Extreme Networks, Inc.*	1,157	4,084
GrubHub, Inc.*	106	3,850
Lumos Networks Corp.	226	3,801
Entercom Communications Corp. — Class A*	296	3,599
Rocket Fuel, Inc.*	221	3,563
Hawaiian Telcom Holdco, Inc.*	129	3,557
FairPoint Communications, Inc.*	250	3,553
Wix.com Ltd.*	167	3,507
Daily Journal Corp.*	13	3,419
Overstock.com, Inc.*	140	3,398
EVINE Live, Inc.*	513	3,381
Zendesk, Inc.*	136	3,314
Angie's List, Inc.*	524	3,265
Brightcove, Inc.*	384	2,988
Lee Enterprises, Inc.*	792	2,915
VirnetX Holding Corp.*	511	2,805
Central European Media Enterprises Ltd. — Class A*	845	2,712
Marin Software, Inc.*	317	2,682
Reis, Inc.	100	2,617
Zix Corp.*	711	2,560
Coupons.com, Inc.*	144	2,556
QuinStreet, Inc.*	417	2,531
GTT Communications, Inc.*	190	2,514
1-800-Flowers.com, Inc. — Class A*	298	2,456
McClatchy Co. — Class A*	733	2,434
KVH Industries, Inc.*	191	2,416
Liquidity Services, Inc.*	294	2,402
AH Belo Corp. — Class A	226	2,346
TechTarget, Inc.*	199	2,263
Q2 Holdings, Inc.*	119	2,242
Alliance Fiber Optic Products, Inc.	152	2,206
Telenav, Inc.*	327	2,181
Boingo Wireless, Inc.*	279	2,140
TrueCar, Inc.*	93	2,130
Limelight Networks, Inc.*	723	2,003
Tessco Technologies, Inc.	69	2,001
Oclaro, Inc.*	1,123	1,999
RealNetworks, Inc.*	276	1,943
Numerex Corp. — Class A*	175	1,936
Saga Communications, Inc. — Class A	43	1,870
Marchex, Inc. — Class B	395	1,813
TeleCommunication Systems, Inc. — Class A*	578	1,803
Procera Networks, Inc.*	249	1,790
Preformed Line Products Co.	32	1,748
magicJack VocalTec Ltd.*	214	1,738
Clearfield, Inc.*	136	1,674
ModusLink Global Solutions, Inc.*	445	1,669
Sizmek, Inc.*	264	1,653
Dex Media, Inc.*	178	1,597
Martha Stewart Living Omnimedia, Inc. — Class A*	359	1,547
Rubicon Project, Inc.*	95	1,533
Cinedigm Corp. — Class A*	917	1,486
Crown Media Holdings, Inc. — Class A*	417	1,476
Millennial Media, Inc.*	902	1,443
Townsquare Media, Inc. — Class A*	107	1,412
Hemisphere Media Group, Inc.*	100	1,349
Tremor Video, Inc.*,1	428	1,228
Covisint Corp.*	456	1,208
Unwired Planet, Inc.*	1,175	1,175
Global Sources Ltd.*	184	1,170
Travelzoo, Inc.*	89	1,123
YuMe, Inc.*	218	1,099
ParkerVision, Inc.*	1,160	1,055
Salem Communications Corp. — Class A	132	1,032
TubeMogul, Inc.*	42	947
NTELOS Holdings Corp.	202	846
Cyan, Inc.*	331	828
Rightside Group Ltd.*	105	706
Borderfree, Inc.*	72	645
Demand Media, Inc.*	105	643
Aerohive Networks, Inc.*	115	552
ReachLocal, Inc.*	159	547
Vringo, Inc.*	856	471
Radio One, Inc. — Class D*	277	463
Alliance Data Systems Corp.*	1	255
Total Communications		1,412,471
Basic Materials - 1.5%
PolyOne Corp.	1,128	42,762
Sensient Technologies Corp.	595	35,902
Axiall Corp.	839	35,631
KapStone Paper and Packaging Corp.	1,015	29,749
Minerals Technologies, Inc.	415	28,822
Chemtura Corp.*	1,126	27,846
HB Fuller Co.	601	26,763
Balchem Corp.	365	24,324
Commercial Metals Co.	1,412	23,000
Olin Corp.	948	21,586
Stillwater Mining Co.*	1,437	21,181
Worthington Industries, Inc.	617	18,566
Tronox Ltd. — Class A	737	17,600
Clearwater Paper Corp.*	246	16,863
US Silica Holdings, Inc.	645	16,571
Schweitzer-Mauduit International, Inc.	365	15,440
Innophos Holdings, Inc.	264	15,431
Kaiser Aluminum Corp.	216	15,429
Century Aluminum Co.*	616	15,030
Quaker Chemical Corp.	158	14,542
A. Schulman, Inc.	350	14,186

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Basic Materials - 1.5% (continued)
Resolute Forest Products, Inc.*	781	$13,753
Calgon Carbon Corp.*	638	13,258
Globe Specialty Metals, Inc.	766	13,198
PH Glatfelter Co.	516	13,194
AK Steel Holding Corp.*	2,108	12,522
Innospec, Inc.	292	12,468
Hecla Mining Co.	4,372	12,198
Neenah Paper, Inc.	199	11,994
OM Group, Inc.	385	11,473
Ferro Corp.*	860	11,146
Horsehead Holding Corp.*	609	9,640
Intrepid Potash, Inc.*	669	9,285
Stepan Co.	231	9,258
Deltic Timber Corp.	132	9,029
Materion Corp.	247	8,702
Kraton Performance Polymers, Inc.*	393	8,170
Aceto Corp.	345	7,487
Schnitzer Steel Industries, Inc. — Class A	316	7,129
Koppers Holdings, Inc.	245	6,365
Coeur Mining, Inc.*	1,243	6,352
Wausau Paper Corp.	505	5,742
Hawkins, Inc.	128	5,546
OMNOVA Solutions, Inc.*	567	4,615
Landec Corp.*	322	4,447
Zep, Inc.	276	4,181
American Vanguard Corp.	346	4,021
Rentech, Inc.*	2,729	3,439
Kronos Worldwide, Inc.	251	3,268
Orchids Paper Products Co.	97	2,824
Ring Energy, Inc.*	243	2,552
KMG Chemicals, Inc.	115	2,300
Universal Stainless & Alloy Products, Inc.*	85	2,138
Oil-Dri Corporation of America	59	1,925
Molycorp, Inc.*,1	2,182	1,921
Noranda Aluminum Holding Corp.	532	1,873
United States Lime & Minerals, Inc.	23	1,676
Shiloh Industries, Inc.*	100	1,573
Gold Resource Corp.	452	1,528
Ryerson Holding Corp.*	133	1,321
Allied Nevada Gold Corp.*,1	1,501	1,306
Total Basic Materials		742,041
Utilities - 1.5%
Dynegy, Inc.*	1,464	44,433
IDACORP, Inc.	603	39,912
Cleco Corp.	724	39,487
Piedmont Natural Gas Company, Inc.	936	36,887
Portland General Electric Co.	937	35,447
Southwest Gas Corp.	558	34,490
WGL Holdings, Inc.	623	34,028
NorthWestern Corp.	558	31,572
New Jersey Resources Corp.	505	30,906
UIL Holdings Corp.	679	29,564
ALLETE, Inc.	530	29,224
Black Hills Corp.	535	28,376
PNM Resources, Inc.	955	28,297
Laclede Group, Inc.	518	27,558
ONE Gas, Inc.	624	25,721
Avista Corp.	722	25,523
South Jersey Industries, Inc.	396	23,336
El Paso Electric Co.	484	19,389
MGE Energy, Inc.	417	19,019
American States Water Co.	464	17,473
Northwest Natural Gas Co.	327	16,317
Empire District Electric Co.	518	15,405
California Water Service Group	573	14,102
Otter Tail Corp.	436	13,499
NRG Yield, Inc. — Class A	285	13,435
Abengoa Yield plc	343	9,371
Chesapeake Utilities Corp.	175	8,691
Unitil Corp.	167	6,124
SJW Corp.	188	6,039
Ormat Technologies, Inc.	213	5,789
PICO Holdings, Inc.*	272	5,127
EnerNOC, Inc.*	324	5,006
Connecticut Water Service, Inc.	132	4,790
Middlesex Water Co.	192	4,428
Atlantic Power Corp.	1,448	3,924
York Water Co.	155	3,598
Artesian Resources Corp. — Class A	93	2,101
Ameresco, Inc. — Class A*	238	1,666
Spark Energy, Inc. — Class A	37	521
Total Utilities		740,575
Energy - 1.5%
SemGroup Corp. — Class A	511	34,947
Diamondback Energy, Inc.*	503	30,070
Bristow Group, Inc.	427	28,093
Helix Energy Solutions Group, Inc.*	1,266	27,472
Western Refining, Inc.	637	24,065
Exterran Holdings, Inc.	703	22,904
Carrizo Oil & Gas, Inc.*	546	22,715
SEACOR Holdings, Inc.*	265	19,560
Delek US Holdings, Inc.	712	19,423
Matador Resources Co.*	879	17,782
PDC Energy, Inc.*	430	17,746
SunCoke Energy, Inc.	869	16,806
Rosetta Resources, Inc.*	737	16,442
Forum Energy Technologies, Inc.*	713	14,780
Flotek Industries, Inc.*	644	12,062
Pattern Energy Group, Inc.	472	11,639
Stone Energy Corp.*	673	11,360
Green Plains, Inc.	449	11,126
Primoris Services Corp.	454	10,551
Parsley Energy, Inc. — Class A*	637	10,167
Synergy Resources Corp.*	798	10,007
Newpark Resources, Inc.*	1,018	9,712
CARBO Ceramics, Inc.	238	9,532
Bonanza Creek Energy, Inc.*	393	9,432
Thermon Group Holdings, Inc.*	383	9,265
TerraForm Power, Inc. — Class A	276	8,523
McDermott International, Inc.*	2,850	8,294

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Energy - 1.5% (continued)
Gulfmark Offshore, Inc. — Class A	323	$7,888
Magnum Hunter Resources Corp.*,1	2,383	7,483
C&J Energy Services, Inc.*	552	7,292
Matrix Service Co.*	317	7,075
RSP Permian, Inc.*	280	7,039
Bill Barrett Corp.*	595	6,777
Cloud Peak Energy, Inc.*	731	6,710
TETRA Technologies, Inc.*	947	6,326
Contango Oil & Gas Co.*	208	6,082
Plug Power, Inc.*,1	2,004	6,012
Westmoreland Coal Co.*	180	5,978
Sanchez Energy Corp.*,1	610	5,667
PHI, Inc.*	151	5,647
Halcon Resources Corp.*,1	3,128	5,568
Tesco Corp.	417	5,346
Penn Virginia Corp.*	787	5,257
REX American Resources Corp.*	76	4,710
Triangle Petroleum Corp.*	983	4,699
Arch Coal, Inc.[1]	2,546	4,532
Clayton Williams Energy, Inc.*	71	4,530
Parker Drilling Co.*	1,454	4,463
Alpha Natural Resources, Inc.*	2,655	4,434
FuelCell Energy, Inc.*,1	2,808	4,324
ION Geophysical Corp.*	1,550	4,263
Clean Energy Fuels Corp.*	842	4,206
Geospace Technologies Corp.*	158	4,187
Pioneer Energy Services Corp.*	753	4,172
Northern Oil and Gas, Inc.*	733	4,141
Renewable Energy Group, Inc.*	415	4,030
Alon USA Energy, Inc.	315	3,991
EXCO Resources, Inc.[1]	1,820	3,949
Panhandle Oil and Gas, Inc. — Class A	168	3,911
Comstock Resources, Inc.	574	3,909
Energy XXI Ltd.[1]	1,125	3,668
Callon Petroleum Co.*	658	3,586
Trecora Resources*	236	3,469
Natural Gas Services Group, Inc.*	150	3,456
FutureFuel Corp.	261	3,398
Gulf Island Fabrication, Inc.	174	3,374
Abraxas Petroleum Corp.*	1,109	3,260
Enphase Energy, Inc.*	220	3,144
W&T Offshore, Inc.	418	3,068
Approach Resources, Inc.*	472	3,016
Willbros Group, Inc.*	481	3,016
Pacific Ethanol, Inc.*	287	2,965
Rex Energy Corp.*	577	2,943
VAALCO Energy, Inc.*	598	2,727
Basic Energy Services, Inc.*	382	2,678
Key Energy Services, Inc.*	1,575	2,630
PetroQuest Energy, Inc.*	701	2,622
Eclipse Resources Corp.*	365	2,566
Solazyme, Inc.*	912	2,353
Swift Energy Co.*	526	2,130
Gastar Exploration, Inc.*	835	2,012
Hercules Offshore, Inc.*,1	1,927	1,927
Goodrich Petroleum Corp.*,1	415	1,843
Evolution Petroleum Corp.	236	1,753
Warren Resources, Inc.*	1,087	1,750
Apco Oil and Gas International, Inc.*	110	1,543
Jones Energy, Inc. — Class A*	135	1,540
Isramco, Inc.*	11	1,518
TransAtlantic Petroleum Ltd.*	272	1,466
North Atlantic Drilling Ltd.	857	1,397
Hallador Energy Co.	126	1,387
Adams Resources & Energy, Inc.	26	1,299
Resolute Energy Corp.*	935	1,234
Vantage Drilling Co.*	2,465	1,205
Dawson Geophysical Co.	97	1,186
Walter Energy, Inc.	783	1,081
Nuverra Environmental Solutions, Inc.*	181	1,005
FX Energy, Inc.*	647	1,003
Harvest Natural Resources, Inc.*	506	916
Mitcham Industries, Inc.*	153	907
Emerald Oil, Inc.*,1	683	820
Midstates Petroleum Company, Inc.*	447	675
Amyris, Inc.*	325	670
Vertex Energy, Inc.*	157	658
Independence Contract Drilling, Inc.*	124	647
Glori Energy, Inc.*	147	614
Miller Energy Resources, Inc.*	360	450
BPZ Resources, Inc.*	1,422	411
Profire Energy, Inc.*	176	401
Quicksilver Resources, Inc.*	1,506	298
American Eagle Energy Corp.*	365	227
Total Energy		712,985
Diversified - 0.1%
Harbinger Group, Inc.*	997	14,118
National Bank Holdings Corp. — Class A	528	10,248
Horizon Pharma plc*	780	10,054
FCB Financial Holdings, Inc. — Class A*	100	2,464
Resource America, Inc. — Class A	180	1,627
Tiptree Financial, Inc. — Class A*	140	1,134
Total Diversified		39,645
Consumer Discretionary - 0.1%
Cimpress N.V.*	400	29,936
Remy International, Inc.	172	3,598
Total Consumer Discretionary		33,534
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	358	10,776
Health Care - 0.0%
Dynavax Technologies Corp.*	315	5,311

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 44.3% (continued)
Health Care - 0.0% (continued)
Providence Service Corp.*	139	$5,065
Total Health Care		10,376
Total Common Stocks
(Cost $18,307,631)		21,193,035

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	29	51
Magnum Hunter Resources Corp.
$8.50, 04/15/16[1]	444	–
Total Warrants
(Cost $150)		51

RIGHTS†† - 0.0%
Leap Wireless International, Inc.
Expires 03/17/15†††	1,211	3,051
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††	88	860
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††	86	52
Cubist Pharmaceuticals, Inc.
Expires 12/31/16	1,197	48
Providence Service Corp.
Expires †††	197	–
Total Rights
(Cost $4,135)		4,011

	Face Amount
REPURCHASE AGREEMENTS††,3 - 10.4%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$3,246,241	3,246,241
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	1,753,759	1,753,759
Total Repurchase Agreements
(Cost $5,000,000)		5,000,000

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	86,732	86,732
BNP Paribas Securities Corp. issued 12/31/14 at 0.05% due 01/02/15	35,054	35,054
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	16,624	16,624
Total Securities Lending Collateral
(Cost $138,410)		138,410
Total Investments - 55.0%
(Cost $23,450,326)		$26,335,507
Other Assets & Liabilities, net - 45.0%		21,563,001
Total Net Assets - 100.0%		$47,898,508

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $9,009,750)	75	$(57,172)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2015 Russell 2000 Index Swap, Terminating 01/26/15[5] (Notional Value $1,417,143)	1,176	$(9,491)
Credit Suisse Capital, LLC January 2015 Russell 2000 Index Swap, Terminating 01/29/15[5] (Notional Value $4,839,571)	4,017	(39,422)
Barclays Bank plc January 2015 Russell 2000 Index Swap, Terminating 01/30/15[5] (Notional Value $11,157,472)	9,262	(128,529)
(Total Notional Value $17,414,186)		$(177,442)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Illiquid Security.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 74.4%
Consumer, Non-cyclical - 16.9%
Johnson & Johnson	50,750	$5,306,928
Procter & Gamble Co.	48,991	4,462,590
Pfizer, Inc.	114,235	3,558,420
Coca-Cola Co.	71,473	3,017,590
Merck & Company, Inc.	51,688	2,935,362
Gilead Sciences, Inc.*	27,353	2,578,293
PepsiCo, Inc.	27,134	2,565,791
Philip Morris International, Inc.	28,170	2,294,448
Amgen, Inc.	13,791	2,196,768
AbbVie, Inc.	28,887	1,890,365
Bristol-Myers Squibb Co.	30,075	1,775,327
Altria Group, Inc.	35,835	1,765,590
UnitedHealth Group, Inc.	17,402	1,759,169
Celgene Corp.*	14,481	1,619,845
MasterCard, Inc. — Class A	17,767	1,530,805
Biogen Idec, Inc.*	4,282	1,453,525
Medtronic, Inc.	17,846	1,288,480
Actavis plc*	4,806	1,237,112
Abbott Laboratories	27,301	1,229,091
Eli Lilly & Co.	17,765	1,225,607
Allergan, Inc.	5,401	1,148,199
Express Scripts Holding Co.*	13,306	1,126,619
Mondelez International, Inc. — Class A	30,458	1,106,387
Colgate-Palmolive Co.	15,533	1,074,728
McKesson Corp.	4,204	872,666
Covidien plc	8,209	839,616
Kimberly-Clark Corp.	6,753	780,242
Automatic Data Processing, Inc.	8,740	728,654
Baxter International, Inc.	9,826	720,148
Kraft Foods Group, Inc.	10,676	668,958
Alexion Pharmaceuticals, Inc.*	3,595	665,183
Anthem, Inc.	4,894	615,029
Archer-Daniels-Midland Co.	11,672	606,944
General Mills, Inc.	10,946	583,750
Kroger Co.	8,904	571,726
Aetna, Inc.	6,377	566,469
Regeneron Pharmaceuticals, Inc.*	1,346	552,197
Vertex Pharmaceuticals, Inc.*	4,361	518,087
Stryker Corp.	5,419	511,174
Cigna Corp.	4,743	488,102
Cardinal Health, Inc.	6,001	484,461
Becton Dickinson and Co.	3,481	484,416
McGraw Hill Financial, Inc.	4,922	437,960
Perrigo Company plc	2,552	426,592
Sysco Corp.	10,659	423,056
Lorillard, Inc.	6,527	410,809
Humana, Inc.	2,780	399,291
Zoetis, Inc.	9,089	391,100
Mylan, Inc.*	6,786	382,527
Mead Johnson Nutrition Co. — Class A	3,663	368,278
Reynolds American, Inc.	5,587	359,076
Zimmer Holdings, Inc.	3,070	348,199
Intuitive Surgical, Inc.*	657	347,514
AmerisourceBergen Corp. — Class A	3,767	339,633
St. Jude Medical, Inc.	5,184	337,116
Whole Foods Market, Inc.	6,522	328,839
Moody's Corp.	3,328	318,856
Boston Scientific Corp.*	24,050	318,663
Estee Lauder Companies, Inc. — Class A	4,061	309,448
Kellogg Co.	4,570	299,061
Constellation Brands, Inc. — Class A*	3,042	298,633
Keurig Green Mountain, Inc.	2,203	291,666
Monster Beverage Corp.*	2,614	283,227
ConAgra Foods, Inc.	7,702	279,429
Hershey Co.	2,683	278,844
Dr Pepper Snapple Group, Inc.	3,525	252,672
Brown-Forman Corp. — Class B	2,837	249,202
Edwards Lifesciences Corp.*	1,940	247,117
Clorox Co.	2,346	244,477
DaVita HealthCare Partners, Inc.*	3,117	236,082
CR Bard, Inc.	1,358	226,270
CareFusion Corp.*	3,697	219,380
Molson Coors Brewing Co. — Class B	2,889	215,288
Tyson Foods, Inc. — Class A	5,313	212,998
Mallinckrodt plc*	2,108	208,755
Hospira, Inc.*	3,068	187,915
JM Smucker Co.	1,846	186,409
United Rentals, Inc.*	1,810	184,638
Universal Health Services, Inc. — Class B	1,651	183,690
Coca-Cola Enterprises, Inc.	4,032	178,295
Equifax, Inc.	2,186	176,782
Quest Diagnostics, Inc.	2,620	175,697
McCormick & Company, Inc.	2,341	173,936
Western Union Co.	9,476	169,715
H&R Block, Inc.	4,989	168,030
Laboratory Corporation of America Holdings*	1,532	165,303
Varian Medical Systems, Inc.*	1,813	156,843
Safeway, Inc.	4,177	146,696
Robert Half International, Inc.	2,464	143,848
Campbell Soup Co.	3,248	142,912
Cintas Corp.	1,760	138,054
DENTSPLY International, Inc.	2,566	136,691
Hormel Foods Corp.	2,436	126,916
ADT Corp.	3,164	114,632
Quanta Services, Inc.*	3,947	112,055
Total System Services, Inc.	3,000	101,880
Tenet Healthcare Corp.*	1,782	90,294
Avery Dennison Corp.	1,652	85,706
Patterson Companies, Inc.	1,552	74,651
Avon Products, Inc.	7,881	74,003
Total Consumer, Non-cyclical		75,290,510
Financial - 12.7%
Berkshire Hathaway, Inc. — Class B*	33,062	4,964,260
Wells Fargo & Co.	85,590	4,692,043
JPMorgan Chase & Co.	67,776	4,241,423
Bank of America Corp.	190,670	3,411,086
Citigroup, Inc.	54,926	2,972,046

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Financial - 12.7% (continued)
Visa, Inc. — Class A	8,855	$2,321,781
American Express Co.	16,133	1,501,014
U.S. Bancorp	32,443	1,458,313
Goldman Sachs Group, Inc.	7,344	1,423,488
American International Group, Inc.	25,381	1,421,589
MetLife, Inc.	20,597	1,114,092
Morgan Stanley	27,681	1,074,023
Simon Property Group, Inc.	5,635	1,026,190
PNC Financial Services Group, Inc.	9,541	870,425
Capital One Financial Corp.	10,080	832,104
Bank of New York Mellon Corp.	20,410	828,033
BlackRock, Inc. — Class A	2,310	825,963
Prudential Financial, Inc.	8,304	751,180
American Tower Corp. — Class A	7,188	710,534
ACE Ltd.	6,015	691,003
Travelers Companies, Inc.	6,008	635,947
Charles Schwab Corp.	20,833	628,948
State Street Corp.	7,569	594,166
Marsh & McLennan Companies, Inc.	9,807	561,353
Discover Financial Services	8,222	538,459
Allstate Corp.	7,605	534,251
CME Group, Inc. — Class A	5,741	508,940
BB&T Corp.	13,059	507,865
Aflac, Inc.	8,169	499,044
Aon plc	5,170	490,271
Public Storage	2,631	486,341
Crown Castle International Corp.	6,053	476,371
Equity Residential	6,570	471,989
Health Care REIT, Inc.	5,941	449,555
Intercontinental Exchange, Inc.	2,043	448,009
Ameriprise Financial, Inc.	3,346	442,509
Chubb Corp.	4,275	442,334
T. Rowe Price Group, Inc.	4,703	403,800
SunTrust Banks, Inc.	9,454	396,123
Franklin Resources, Inc.	7,109	393,625
AvalonBay Communities, Inc.	2,393	390,992
Prologis, Inc.	9,065	390,067
Ventas, Inc.	5,336	382,591
Vornado Realty Trust	3,165	372,552
HCP, Inc.	8,327	366,638
Boston Properties, Inc.	2,776	357,243
Weyerhaeuser Co.	9,507	341,206
Host Hotels & Resorts, Inc.	13,731	326,386
Hartford Financial Services Group, Inc.	7,823	326,141
General Growth Properties, Inc.	11,377	320,035
Invesco Ltd.	7,811	308,691
Fifth Third Bancorp	14,940	304,403
M&T Bank Corp.	2,395	300,860
Lincoln National Corp.	4,710	271,626
Northern Trust Corp.	4,014	270,544
Regions Financial Corp.	24,956	263,535
Progressive Corp.	9,698	261,749
Principal Financial Group, Inc.	4,952	257,207
Essex Property Trust, Inc.	1,159	239,449
Loews Corp.	5,427	228,043
KeyCorp	15,707	218,327
Affiliated Managers Group, Inc.*	1,008	213,938
Macerich Co.	2,551	212,779
Kimco Realty Corp.	7,459	187,519
CBRE Group, Inc. — Class A*	5,069	173,613
XL Group plc — Class A	4,679	160,817
Navient Corp.	7,438	160,735
Unum Group	4,569	159,367
Huntington Bancshares, Inc.	14,767	155,349
Comerica, Inc.	3,258	152,605
Cincinnati Financial Corp.	2,668	138,282
Plum Creek Timber Company, Inc.	3,189	136,457
Iron Mountain, Inc.	3,381	130,709
E*TRADE Financial Corp.*	5,236	126,999
Torchmark Corp.	2,332	126,324
Zions Bancorporation	3,679	104,888
NASDAQ OMX Group, Inc.	2,128	102,059
Apartment Investment & Management Co. — Class A	2,651	98,485
Legg Mason, Inc.	1,821	97,187
Hudson City Bancorp, Inc.	8,724	88,287
Assurant, Inc.	1,274	87,180
People's United Financial, Inc.	5,584	84,765
Genworth Financial, Inc. — Class A*	9,005	76,543
Total Financial		56,513,662
Technology - 10.1%
Apple, Inc.	106,333	11,737,036
Microsoft Corp.	149,448	6,941,859
Intel Corp.	87,662	3,181,254
International Business Machines Corp.	16,687	2,677,262
Oracle Corp.	58,650	2,637,490
QUALCOMM, Inc.	30,144	2,240,604
Hewlett-Packard Co.	33,837	1,357,879
EMC Corp.	36,894	1,097,227
Texas Instruments, Inc.	19,151	1,023,908
Accenture plc — Class A	11,377	1,016,080
Micron Technology, Inc.*	19,462	681,365
salesforce.com, Inc.*	10,640	631,058
Adobe Systems, Inc.*	8,590	624,493
Cognizant Technology Solutions Corp. — Class A*	11,040	581,366
Applied Materials, Inc.	22,090	550,483
Intuit, Inc.	5,177	477,268
Avago Technologies Ltd.	4,585	461,205
Western Digital Corp.	3,958	438,151
Broadcom Corp. — Class A	9,767	423,204
Seagate Technology plc	5,933	394,545
SanDisk Corp.	4,001	392,018
Cerner Corp.*	5,510	356,277
Fidelity National Information Services, Inc.	5,145	320,020
Fiserv, Inc.*	4,423	313,900
Analog Devices, Inc.	5,642	313,244
Paychex, Inc.	5,920	273,326
Xerox Corp.	19,455	269,646
Electronic Arts, Inc.*	5,637	265,024
Autodesk, Inc.*	4,125	247,748

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Technology - 10.1% (continued)
Red Hat, Inc.*	3,405	$235,422
NetApp, Inc.	5,651	234,234
Lam Research Corp.	2,882	228,658
KLA-Tencor Corp.	2,982	209,694
Xilinx, Inc.	4,795	207,576
Altera Corp.	5,527	204,167
Akamai Technologies, Inc.*	3,227	203,172
Linear Technology Corp.	4,325	197,220
NVIDIA Corp.	9,362	187,708
Citrix Systems, Inc.*	2,919	186,232
CA, Inc.	5,808	176,854
Microchip Technology, Inc.	3,644	164,381
Computer Sciences Corp.	2,547	160,588
Teradata Corp.*	2,774	121,168
Pitney Bowes, Inc.	3,644	88,804
Dun & Bradstreet Corp.	651	78,745
First Solar, Inc.*	1,363	60,783
Total Technology		44,870,346
Communications - 8.5%
Verizon Communications, Inc.	75,237	3,519,587
AT&T, Inc.	94,043	3,158,904
Facebook, Inc. — Class A*	37,909	2,957,661
Google, Inc. — Class A*	5,168	2,742,451
Google, Inc. — Class C*	5,163	2,717,803
Comcast Corp. — Class A	46,710	2,709,647
Walt Disney Co.	28,285	2,664,163
Cisco Systems, Inc.	92,712	2,578,784
Amazon.com, Inc.*	6,884	2,136,450
Time Warner, Inc.	15,202	1,298,555
Twenty-First Century Fox, Inc. — Class A	33,619	1,291,138
eBay, Inc.*	20,498	1,150,348
Priceline Group, Inc.*	949	1,082,059
Yahoo!, Inc.*	15,974	806,847
DIRECTV*	9,106	789,490
Time Warner Cable, Inc.	5,086	773,377
Viacom, Inc. — Class B	6,698	504,025
CBS Corp. — Class B	8,645	478,414
CenturyLink, Inc.	10,347	409,534
Netflix, Inc.*	1,092	373,038
Omnicom Group, Inc.	4,500	348,615
Alliance Data Systems Corp.*	1,159	331,532
Symantec Corp.	12,513	321,021
Nielsen N.V.	5,873	262,699
Motorola Solutions, Inc.	3,841	257,654
Level 3 Communications, Inc.*	5,056	249,665
F5 Networks, Inc.*	1,338	174,562
Discovery Communications, Inc. — Class C*	4,955	167,083
Interpublic Group of Companies, Inc.	7,583	157,499
Juniper Networks, Inc.	6,980	155,794
Expedia, Inc.	1,790	152,794
TripAdvisor, Inc.*	2,021	150,888
News Corp. — Class A*	9,045	141,916
Scripps Networks Interactive, Inc. — Class A	1,840	138,497
Harris Corp.	1,896	136,171
Gannett Company, Inc.	4,094	130,721
Frontier Communications Corp.	18,168	121,181
VeriSign, Inc.*	1,976	112,632
Discovery Communications, Inc. — Class A*	2,692	92,739
Windstream Holdings, Inc.	10,928	90,047
Cablevision Systems Corp. — Class A	3,969	81,920
Total Communications		37,917,905
Industrial - 7.8%
General Electric Co.	182,071	4,600,933
Union Pacific Corp.	16,120	1,920,376
3M Co.	11,618	1,909,069
United Technologies Corp.	15,372	1,767,779
Boeing Co.	12,021	1,562,490
Honeywell International, Inc.	14,193	1,418,165
United Parcel Service, Inc. — Class B	12,637	1,404,856
Caterpillar, Inc.	10,976	1,004,633
Danaher Corp.	11,084	950,009
Lockheed Martin Corp.	4,869	937,623
Thermo Fisher Scientific, Inc.	7,253	908,729
FedEx Corp.	4,776	829,400
General Dynamics Corp.	5,708	785,535
Emerson Electric Co.	12,576	776,317
CSX Corp.	18,047	653,843
Precision Castparts Corp.	2,584	622,434
Illinois Tool Works, Inc.	6,521	617,539
Norfolk Southern Corp.	5,610	614,912
Raytheon Co.	5,591	604,778
Eaton Corporation plc	8,605	584,796
Deere & Co.	6,498	574,878
Northrop Grumman Corp.	3,662	539,742
Corning, Inc.	23,241	532,916
TE Connectivity Ltd.	7,373	466,342
Cummins, Inc.	3,080	444,044
Waste Management, Inc.	7,721	396,242
Parker-Hannifin Corp.	2,695	347,520
Tyco International plc	7,587	332,766
Ingersoll-Rand plc	4,813	305,096
Amphenol Corp. — Class A	5,611	301,928
Roper Industries, Inc.	1,816	283,932
Rockwell Automation, Inc.	2,462	273,774
Stanley Black & Decker, Inc.	2,840	272,867
Agilent Technologies, Inc.	6,047	247,564
Kansas City Southern	2,001	244,182
AMETEK, Inc.	4,459	234,677
Pentair plc	3,387	224,965
Dover Corp.	2,998	215,017
Textron, Inc.	5,005	210,761
Rockwell Collins, Inc.	2,410	203,597
Stericycle, Inc.*	1,540	201,863
CH Robinson Worldwide, Inc.	2,652	198,608
Pall Corp.	1,932	195,538
L-3 Communications Holdings, Inc.	1,544	194,868
Republic Services, Inc. — Class A	4,577	184,224
Fluor Corp.	2,832	171,704
Waters Corp.*	1,510	170,207

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Industrial - 7.8% (continued)
Ball Corp.	2,482	$169,198
Masco Corp.	6,459	162,767
Sealed Air Corp.	3,828	162,422
Vulcan Materials Co.	2,388	156,963
Expeditors International of Washington, Inc.	3,500	156,135
Flowserve Corp.	2,471	147,840
Snap-on, Inc.	1,054	144,124
Xylem, Inc.	3,298	125,555
Martin Marietta Materials, Inc.	1,122	123,779
Garmin Ltd.	2,184	115,381
Jacobs Engineering Group, Inc.*	2,367	105,781
Allegion plc	1,736	96,279
PerkinElmer, Inc.	2,048	89,559
Ryder System, Inc.	962	89,322
Joy Global, Inc.	1,780	82,806
FLIR Systems, Inc.	2,554	82,520
Owens-Illinois, Inc.*	2,990	80,700
Total Industrial		34,535,169
Consumer, Cyclical - 7.5%
Home Depot, Inc.	23,893	2,508,048
Wal-Mart Stores, Inc.	28,635	2,459,174
CVS Health Corp.	20,785	2,001,804
McDonald's Corp.	17,645	1,653,338
NIKE, Inc. — Class B	12,652	1,216,490
Lowe's Companies, Inc.	17,639	1,213,563
Walgreens Boots Alliance, Inc.	15,771	1,201,750
Costco Wholesale Corp.	7,937	1,125,070
Starbucks Corp.	13,567	1,113,172
Ford Motor Co.	69,779	1,081,574
Target Corp.	11,549	876,684
TJX Companies, Inc.	12,490	856,565
General Motors Co.	24,470	854,248
Delta Air Lines, Inc.	15,174	746,409
Johnson Controls, Inc.	12,078	583,850
Yum! Brands, Inc.	7,932	577,846
Southwest Airlines Co.	12,306	520,790
VF Corp.	6,264	469,174
PACCAR, Inc.	6,420	436,624
Macy's, Inc.	6,260	411,595
Delphi Automotive plc	5,368	390,361
Dollar General Corp.*	5,501	388,921
L Brands, Inc.	4,457	385,753
Chipotle Mexican Grill, Inc. — Class A*	562	384,695
Carnival Corp.	8,166	370,164
AutoZone, Inc.*	581	359,703
Ross Stores, Inc.	3,804	358,565
O'Reilly Automotive, Inc.*	1,839	354,228
Marriott International, Inc. — Class A	3,853	300,650
Genuine Parts Co.	2,771	295,305
WW Grainger, Inc.	1,100	280,379
Michael Kors Holdings Ltd.*	3,733	280,348
Whirlpool Corp.	1,412	273,561
Starwood Hotels & Resorts Worldwide, Inc.	3,238	262,505
Dollar Tree, Inc.*	3,729	262,447
CarMax, Inc.*	3,905	259,995
Harley-Davidson, Inc.	3,885	256,060
Bed Bath & Beyond, Inc.*	3,358	255,779
Royal Caribbean Cruises Ltd.	3,028	249,598
Fastenal Co.	4,945	235,184
BorgWarner, Inc.	4,122	226,504
Kohl's Corp.	3,663	223,590
Wynn Resorts Ltd.	1,469	218,528
Tiffany & Co.	2,040	217,994
Staples, Inc.	11,600	210,192
Best Buy Company, Inc.	5,278	205,736
Under Armour, Inc. — Class A*	3,022	205,194
The Gap, Inc.	4,838	203,728
Ralph Lauren Corp. — Class A	1,097	203,121
Nordstrom, Inc.	2,552	202,603
Tractor Supply Co.	2,465	194,291
Wyndham Worldwide Corp.	2,235	191,674
PVH Corp.	1,494	191,486
Mattel, Inc.	6,143	190,096
Coach, Inc.	4,997	187,687
Newell Rubbermaid, Inc.	4,915	187,212
Mohawk Industries, Inc.*	1,123	174,469
DR Horton, Inc.	6,015	152,119
PetSmart, Inc.	1,802	146,494
Lennar Corp. — Class A	3,237	145,050
Goodyear Tire & Rubber Co.	4,978	142,221
Darden Restaurants, Inc.	2,405	141,005
Family Dollar Stores, Inc.	1,742	137,984
Harman International Industries, Inc.	1,242	132,534
PulteGroup, Inc.	6,050	129,833
Hasbro, Inc.	2,051	112,784
Leggett & Platt, Inc.	2,495	106,312
Fossil Group, Inc.*	815	90,253
AutoNation, Inc.*	1,354	81,795
GameStop Corp. — Class A1	1,967	66,485
Urban Outfitters, Inc.*	1,814	63,726
Total Consumer, Cyclical		33,194,669
Energy - 6.3%
Exxon Mobil Corp.	76,775	7,097,849
Chevron Corp.	34,275	3,844,970
Schlumberger Ltd.	23,330	1,992,615
ConocoPhillips	22,317	1,541,212
Kinder Morgan, Inc.	30,806	1,303,402
Occidental Petroleum Corp.	14,059	1,133,296
EOG Resources, Inc.	9,936	914,807
Anadarko Petroleum Corp.	9,182	757,515
Phillips 66	10,036	719,581
Halliburton Co.	15,365	604,305
Williams Companies, Inc.	12,197	548,133
National Oilwell Varco, Inc.	7,807	511,593
Valero Energy Corp.	9,450	467,775
Marathon Petroleum Corp.	5,080	458,521
Spectra Energy Corp.	12,166	441,626
Baker Hughes, Inc.	7,845	439,869
Apache Corp.	6,826	427,785
Devon Energy Corp.	6,972	426,756
Pioneer Natural Resources Co.	2,700	401,895
Marathon Oil Corp.	12,236	346,156
Hess Corp.	4,607	340,089
Noble Energy, Inc.	6,534	309,908
Cabot Oil & Gas Corp. — Class A	7,488	221,720

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Energy - 6.3% (continued)
Equities Corp.	2,747	$207,948
FMC Technologies, Inc.*	4,240	198,602
ONEOK, Inc.	3,775	187,957
Chesapeake Energy Corp.	9,406	184,075
Cameron International Corp.*	3,580	178,821
Southwestern Energy Co.*	6,402	174,711
Tesoro Corp.	2,289	170,187
Cimarex Energy Co.	1,582	167,692
Range Resources Corp.	3,059	163,504
Murphy Oil Corp.	3,025	152,823
CONSOL Energy, Inc.	4,173	141,089
Helmerich & Payne, Inc.	1,963	132,345
Ensco plc — Class A	4,248	127,228
Transocean Ltd.[1]	6,174	113,169
Noble Corporation plc	4,568	75,692
Nabors Industries Ltd.	5,248	68,119
Newfield Exploration Co.*	2,488	67,475
QEP Resources, Inc.	3,005	60,761
Denbury Resources, Inc.	6,392	51,967
Diamond Offshore Drilling, Inc.[1]	1,218	44,713
Total Energy		27,920,256
Utilities - 2.4%
Duke Energy Corp.	12,824	1,071,316
NextEra Energy, Inc.	7,914	841,179
Dominion Resources, Inc.	10,587	814,139
Southern Co.	16,314	801,181
Exelon Corp.	15,583	577,818
American Electric Power Company, Inc.	8,870	538,586
Sempra Energy	4,191	466,710
PG&E Corp.	8,614	458,609
PPL Corp.	12,058	438,067
Edison International	5,907	386,790
Public Service Enterprise Group, Inc.	9,175	379,937
Consolidated Edison, Inc.	5,310	350,513
Xcel Energy, Inc.	9,168	329,315
Northeast Utilities	5,744	307,419
FirstEnergy Corp.	7,629	297,455
Entergy Corp.	3,272	286,235
DTE Energy Co.	3,209	277,161
NiSource, Inc.	5,724	242,812
Wisconsin Energy Corp.	4,089	215,654
Ameren Corp.	4,399	202,926
CenterPoint Energy, Inc.	7,792	182,567
CMS Energy Corp.	4,987	173,298
NRG Energy, Inc.	6,130	165,204
AES Corp.	11,894	163,780
SCANA Corp.	2,585	156,134
Pinnacle West Capital Corp.	2,003	136,825
Pepco Holdings, Inc.	4,567	122,989
AGL Resources, Inc.	2,168	118,178
Integrys Energy Group, Inc.	1,450	112,883
TECO Energy, Inc.	4,255	87,185
Total Utilities		10,702,865
Basic Materials - 2.2%
EI du Pont de Nemours & Co.	16,425	1,214,465
Monsanto Co.	8,777	1,048,589
Dow Chemical Co.	20,086	916,122
Praxair, Inc.	5,283	684,466
LyondellBasell Industries N.V. — Class A	7,534	598,125
PPG Industries, Inc.	2,488	575,101
Ecolab, Inc.	4,897	511,834
Air Products & Chemicals, Inc.	3,487	502,930
Freeport-McMoRan, Inc.	18,840	440,102
International Paper Co.	7,680	411,494
Sherwin-Williams Co.	1,479	389,036
Alcoa, Inc.	21,373	337,480
Sigma-Aldrich Corp.	2,159	296,366
Nucor Corp.	5,784	283,705
Mosaic Co.	5,722	261,209
CF Industries Holdings, Inc.	902	245,831
Eastman Chemical Co.	2,693	204,291
Newmont Mining Corp.	9,043	170,913
International Flavors & Fragrances, Inc.	1,468	148,796
Airgas, Inc.	1,219	140,404
FMC Corp.	2,416	137,784
MeadWestvaco Corp.	3,023	134,191
Allegheny Technologies, Inc.	1,971	68,532
Total Basic Materials		9,721,766
Diversified - 0.0%
Leucadia National Corp.	5,745	128,803
Total Common Stocks
(Cost $233,751,153)		330,795,951

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.2%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$6,492,483	6,492,483
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	3,507,517	3,507,517
Total Repurchase Agreements
(Cost $10,000,000)		10,000,000

SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	83,078	83,078
BNP Paribas Securities Corp. issued 12/31/14 at 0.05% due 01/02/15	33,578	33,578
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	15,923	15,923
Total Securities Lending Collateral
(Cost $132,579)		132,579
Total Investments - 76.6%
(Cost $243,883,732)		$340,928,530
Other Assets & Liabilities, net - 23.4%		104,343,789
Total Net Assets - 100.0%		$445,272,319

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $72,846,000)	710	$445,327

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2015 S&P 500 Index Swap, Terminating 01/29/15[4] (Notional Value $2,455,746)	1,193	$(34,865)
Goldman Sachs International January 2015 S&P 500 Index Swap, Terminating 01/26/15[4] (Notional Value $4,880,055)	2,370	(68,049)
Barclays Bank plc January 2015 S&P 500 Index Swap, Terminating 01/30/15[4] (Notional Value $31,244,009)	15,175	(463,271)
(Total Notional Value $38,579,810)		$(566,185)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 29.4%
Alexion Pharmaceuticals, Inc.*	15,120	$2,797,653
Constellation Brands, Inc. — Class A*	28,156	2,764,075
Regeneron Pharmaceuticals, Inc.*	6,575	2,697,394
Actavis plc*	10,409	2,679,381
Celgene Corp.*	22,762	2,546,157
Gilead Sciences, Inc.*	25,288	2,383,647
Keurig Green Mountain, Inc.	17,150	2,270,574
Monster Beverage Corp.*	19,846	2,150,314
AmerisourceBergen Corp. — Class A	23,400	2,109,744
Zoetis, Inc.	48,300	2,078,349
Amgen, Inc.	12,500	1,991,125
DaVita HealthCare Partners, Inc.*	26,000	1,969,240
Edwards Lifesciences Corp.*	14,700	1,872,486
United Rentals, Inc.*	18,200	1,856,582
Moody's Corp.	17,723	1,698,041
Robert Half International, Inc.	27,300	1,593,774
Allergan, Inc.	7,060	1,500,885
Biogen Idec, Inc.*	4,099	1,391,406
Mylan, Inc.*	24,200	1,364,154
Intuitive Surgical, Inc.*	2,400	1,269,456
Molson Coors Brewing Co. — Class B	16,100	1,199,772
CareFusion Corp.*	20,200	1,198,668
AbbVie, Inc.	17,100	1,119,024
Covidien plc	10,900	1,114,852
Cintas Corp.	14,200	1,113,848
Dr Pepper Snapple Group, Inc.	14,600	1,046,528
MasterCard, Inc. — Class A	11,590	998,594
Hospira, Inc.*	13,700	839,125
Lorillard, Inc.	12,300	774,162
Total Consumer, Non-cyclical		50,389,010
Consumer, Cyclical - 21.2%
DR Horton, Inc.	167,800	4,243,662
Lennar Corp. — Class A	71,800	3,217,358
Delta Air Lines, Inc.	60,278	2,965,075
Under Armour, Inc. — Class A*	43,190	2,932,601
Southwest Airlines Co.	69,029	2,921,307
O'Reilly Automotive, Inc.*	11,630	2,240,171
Chipotle Mexican Grill, Inc. — Class A*	3,210	2,197,277
CVS Health Corp.	18,600	1,791,366
Lowe's Companies, Inc.	23,400	1,609,920
Michael Kors Holdings Ltd.*	19,300	1,449,430
Harman International Industries, Inc.	13,540	1,444,853
Wyndham Worldwide Corp.	15,692	1,345,746
Dollar Tree, Inc.*	18,840	1,325,959
AutoZone, Inc.*	2,000	1,238,220
VF Corp.	14,770	1,106,273
Nordstrom, Inc.	12,100	960,619
Home Depot, Inc.	8,400	881,748
NIKE, Inc. — Class B	9,050	870,158
Leggett & Platt, Inc.	19,300	822,373
Ross Stores, Inc.	8,700	820,062
Total Consumer, Cyclical		36,384,178
Technology - 16.9%
Micron Technology, Inc.*	124,440	4,356,644
Apple, Inc.	24,000	2,649,120
Akamai Technologies, Inc.*	41,705	2,625,747
Avago Technologies Ltd.	26,000	2,615,340
Seagate Technology plc	36,387	2,419,736
Red Hat, Inc.*	28,800	1,991,232
Western Digital Corp.	16,940	1,875,258
Cognizant Technology Solutions Corp. — Class A*	27,902	1,469,319
Electronic Arts, Inc.*	30,035	1,412,096
SanDisk Corp.	13,050	1,278,639
Fiserv, Inc.*	15,400	1,092,938
Intel Corp.	26,000	943,540
QUALCOMM, Inc.	12,377	919,982
Lam Research Corp.	11,500	912,410
NVIDIA Corp.	41,600	834,080
Citrix Systems, Inc.*	13,000	829,400
Cerner Corp.*	12,644	817,561
Total Technology		29,043,042
Communications - 12.1%
Facebook, Inc. — Class A*	39,792	3,104,571
Expedia, Inc.	30,300	2,586,407
DIRECTV*	29,695	2,574,557
VeriSign, Inc.*	42,805	2,439,885
F5 Networks, Inc.*	16,700	2,178,766
Yahoo!, Inc.*	40,915	2,066,617
Time Warner, Inc.	13,700	1,170,254
Alliance Data Systems Corp.*	3,720	1,064,106
Priceline Group, Inc.*	931	1,061,536
Walt Disney Co.	9,800	923,062
eBay, Inc.*	15,000	841,800
Google, Inc. — Class A*	784	416,037
Google, Inc. — Class C*	785	413,224
Total Communications		20,840,822
Financial - 11.5%
American Tower Corp. — Class A	22,400	2,214,240
Host Hotels & Resorts, Inc.	74,800	1,777,995
CBRE Group, Inc. — Class A*	48,100	1,647,425
Navient Corp.	71,600	1,547,276
Health Care REIT, Inc.	20,100	1,520,967
Kimco Realty Corp.	52,000	1,307,280
Legg Mason, Inc.	24,100	1,286,217
Visa, Inc. — Class A	4,879	1,279,274
Equity Residential	17,500	1,257,200
AvalonBay Communities, Inc.	6,900	1,127,391
Ameriprise Financial, Inc.	8,250	1,091,063
Macerich Co.	12,070	1,006,759
Essex Property Trust, Inc.	4,500	929,700
Ventas, Inc.	12,900	924,930
Boston Properties, Inc.	7,100	913,699
Total Financial		19,831,416
Industrial - 3.5%
Union Pacific Corp.	13,200	1,572,516
CH Robinson Worldwide, Inc.	15,200	1,138,328
Martin Marietta Materials, Inc.	10,100	1,114,232
Amphenol Corp. — Class A	20,300	1,092,343
Thermo Fisher Scientific, Inc.	8,520	1,067,471
Total Industrial		5,984,890

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 3.1%
EOG Resources, Inc.	17,460	$1,607,542
Range Resources Corp.	27,490	1,469,341
Cabot Oil & Gas Corp. — Class A	47,720	1,412,989
Williams Companies, Inc.	19,200	862,848
Total Energy		5,352,720
Basic Materials - 1.8%
Sherwin-Williams Co.	4,900	1,288,896
Sigma-Aldrich Corp.	6,800	933,436
Ecolab, Inc.	7,575	791,739
Total Basic Materials		3,014,071
Total Common Stocks
(Cost $146,482,897)		170,840,149

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$928,908	928,908
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	501,835	501,835
Total Repurchase Agreements
(Cost $1,430,743)		1,430,743
Total Investments - 100.3%
(Cost $147,913,640)		$172,270,892
Other Assets & Liabilities, net - (0.3)%		(565,610)
Total Net Assets - 100.0%		$171,705,282

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 30.9%
Berkshire Hathaway, Inc. — Class B*	19,101	$2,868,015
Assurant, Inc.	39,083	2,674,449
Unum Group	58,964	2,056,665
Genworth Financial, Inc. — Class A*	223,680	1,901,280
MetLife, Inc.	35,045	1,895,584
Prudential Financial, Inc.	20,900	1,890,614
American International Group, Inc.	30,251	1,694,359
Hartford Financial Services Group, Inc.	39,237	1,635,791
Lincoln National Corp.	28,300	1,632,061
Loews Corp.	35,714	1,500,702
SunTrust Banks, Inc.	28,556	1,196,497
XL Group plc — Class A	34,798	1,196,007
Citigroup, Inc.	21,800	1,179,597
Morgan Stanley	30,087	1,167,376
Zions Bancorporation	38,800	1,106,188
Bank of America Corp.	59,877	1,071,200
JPMorgan Chase & Co.	17,036	1,066,113
Capital One Financial Corp.	12,589	1,039,222
People's United Financial, Inc.	66,400	1,007,952
Travelers Companies, Inc.	9,210	974,879
Aflac, Inc.	15,428	942,497
Goldman Sachs Group, Inc.	4,703	911,582
PNC Financial Services Group, Inc.	9,771	891,408
KeyCorp	62,400	867,360
ACE Ltd.	7,540	866,195
Fifth Third Bancorp	40,600	827,225
Comerica, Inc.	16,700	782,228
NASDAQ OMX Group, Inc.	16,258	779,734
Progressive Corp.	28,138	759,445
Cincinnati Financial Corp.	14,610	757,236
Chubb Corp.	6,990	723,255
BB&T Corp.	18,553	721,526
Principal Financial Group, Inc.	13,000	675,220
Bank of New York Mellon Corp.	16,379	664,496
Torchmark Corp.	11,900	644,623
Hudson City Bancorp, Inc.	62,235	629,818
Huntington Bancshares, Inc.	53,100	558,612
Total Financial		43,757,011
Energy - 26.6%
Nabors Industries Ltd.	218,054	2,830,340
Valero Energy Corp.	49,839	2,467,030
Denbury Resources, Inc.[1]	259,100	2,106,483
Chesapeake Energy Corp.	104,200	2,039,194
Phillips 66	27,941	2,003,370
Noble Corporation plc	120,122	1,990,422
Hess Corp.	25,191	1,859,600
Marathon Petroleum Corp.	19,900	1,796,174
Diamond Offshore Drilling, Inc.[1]	46,900	1,721,699
Tesoro Corp.	22,810	1,695,924
Ensco plc — Class A	51,469	1,541,497
Marathon Oil Corp.	54,481	1,541,267
Murphy Oil Corp.	27,850	1,406,982
Newfield Exploration Co.*	50,700	1,374,984
Devon Energy Corp.	22,400	1,371,104
Chevron Corp.	11,320	1,269,878
QEP Resources, Inc.	55,000	1,112,100
National Oilwell Varco, Inc.	16,900	1,107,457
Apache Corp.	16,770	1,050,976
Baker Hughes, Inc.	17,201	964,460
ConocoPhillips	13,102	904,824
Transocean Ltd.[1]	43,934	805,310
Exxon Mobil Corp.	8,157	754,115
Occidental Petroleum Corp.	8,400	677,124
Helmerich & Payne, Inc.	10,000	674,200
Halliburton Co.	14,900	586,017
Total Energy		37,652,531
Consumer, Cyclical - 11.4%
Staples, Inc.	136,157	2,467,165
General Motors Co.	63,901	2,230,783
Ford Motor Co.	112,001	1,736,016
GameStop Corp. — Class A1	50,100	1,693,380
Best Buy Company, Inc.	41,500	1,617,670
Goodyear Tire & Rubber Co.	50,700	1,448,499
Kohl's Corp.	18,802	1,147,674
Wal-Mart Stores, Inc.	9,693	832,435
Target Corp.	9,312	706,874
Costco Wholesale Corp.	4,531	642,269
Whirlpool Corp.	3,268	633,142
Carnival Corp.	11,481	520,434
Johnson Controls, Inc.	10,700	517,238
Total Consumer, Cyclical		16,193,579
Consumer, Non-cyclical - 8.2%
Archer-Daniels-Midland Co.	35,500	1,846,000
Anthem, Inc.	14,678	1,844,585
Tyson Foods, Inc. — Class A	43,713	1,752,454
Safeway, Inc.	48,400	1,699,808
Humana, Inc.	10,151	1,457,988
Cardinal Health, Inc.	13,789	1,113,186
Sysco Corp.	21,532	854,605
Avon Products, Inc.	53,400	501,426
Avery Dennison Corp.	9,656	500,953
Total Consumer, Non-cyclical		11,571,005
Utilities - 8.1%
NRG Energy, Inc.	43,295	1,166,800
FirstEnergy Corp.	27,939	1,089,341
Exelon Corp.	27,916	1,035,125
AES Corp.	71,747	987,956
Entergy Corp.	9,877	864,040
Consolidated Edison, Inc.	12,059	796,015
PG&E Corp.	13,267	706,335
SCANA Corp.	9,853	595,121
DTE Energy Co.	6,779	585,502
Ameren Corp.	12,100	558,173
Duke Energy Corp.	6,677	557,797
Xcel Energy, Inc.	15,173	545,014
American Electric Power Company, Inc.	8,854	537,615
Pinnacle West Capital Corp.	7,454	509,183
Pepco Holdings, Inc.	18,589	500,602
TECO Energy, Inc.	22,567	462,398
Total Utilities		11,497,017
Industrial - 4.9%
Jacobs Engineering Group, Inc.*	43,965	1,964,796

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.9% (continued)
Fluor Corp.	25,100	$1,521,813
Owens-Illinois, Inc.*	33,000	890,670
L-3 Communications Holdings, Inc.	6,864	866,305
Ryder System, Inc.	7,664	711,602
Deere & Co.	6,310	558,246
Joy Global, Inc.	10,125	471,015
Total Industrial		6,984,447
Technology - 3.0%
Xerox Corp.	96,917	1,343,269
First Solar, Inc.*	26,447	1,179,404
Hewlett-Packard Co.	23,537	944,540
Computer Sciences Corp.	13,692	863,281
Total Technology		4,330,494
Basic Materials - 2.8%
Freeport-McMoRan, Inc.	44,241	1,033,470
Newmont Mining Corp.	39,000	737,100
Allegheny Technologies, Inc.	20,706	719,948
Nucor Corp.	11,602	569,078
Dow Chemical Co.	10,271	468,460
LyondellBasell Industries N.V. — Class A	5,700	452,523
Total Basic Materials		3,980,579
Communications - 2.3%
News Corp. — Class A*	95,900	1,504,671
CenturyLink, Inc.	17,399	688,652
AT&T, Inc.	16,800	564,312
Juniper Networks, Inc.	19,700	439,704
Total Communications		3,197,339
Diversified - 1.3%
Leucadia National Corp.	80,300	1,800,326
Total Common Stocks
(Cost $123,460,274)		140,964,328

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$663,438	663,438
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	358,418	358,418
Total Repurchase Agreements
(Cost $1,021,856)		1,021,856

SECURITIES LENDING COLLATERAL††,3 - 2.4%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	2,089,635	2,089,635
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	844,561	844,561
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	400,513	400,513
Total Securities Lending Collateral
(Cost $3,334,709)		3,334,709
Total Investments - 102.6%
(Cost $127,816,839)		$145,320,893
Other Assets & Liabilities, net - (2.6)%		(3,622,631)
Total Net Assets - 100.0%		$141,698,262

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc — Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 22.0%
Centene Corp.*	41,700	$4,330,545
United Therapeutics Corp.*	30,452	3,943,229
Hain Celestial Group, Inc.*	61,400	3,579,007
WhiteWave Foods Co. — Class A*	85,400	2,988,146
Salix Pharmaceuticals Ltd.*	25,500	2,930,970
IDEXX Laboratories, Inc.*	16,400	2,431,629
Global Payments, Inc.	27,800	2,244,294
Gartner, Inc.*	25,500	2,147,355
VCA, Inc.*	41,200	2,009,324
Live Nation Entertainment, Inc.*	74,500	1,945,195
Corporate Executive Board Co.	24,500	1,776,985
STERIS Corp.	26,000	1,686,100
Service Corporation International	66,700	1,514,090
SEI Investments Co.	36,200	1,449,448
MEDNAX, Inc.*	21,700	1,434,587
Align Technology, Inc.*	24,600	1,375,386
WEX, Inc.*	12,569	1,243,325
Sirona Dental Systems, Inc.*	14,000	1,223,180
Charles River Laboratories International, Inc.*	19,200	1,221,888
Cooper Companies, Inc.	7,100	1,150,839
Covance, Inc.*	10,800	1,121,472
Total Consumer, Non-cyclical		43,746,994
Consumer, Cyclical - 21.0%
JetBlue Airways Corp.*,1	287,800	4,564,508
Toll Brothers, Inc.*	122,100	4,184,367
NVR, Inc.*	2,700	3,443,391
Advance Auto Parts, Inc.	19,400	3,090,032
Signet Jewelers Ltd.	20,300	2,670,871
Polaris Industries, Inc.	17,033	2,576,071
Alaska Air Group, Inc.	41,730	2,493,785
Foot Locker, Inc.	43,300	2,432,594
Tempur Sealy International, Inc.*	43,700	2,399,567
Brunswick Corp.	37,800	1,937,628
Williams-Sonoma, Inc.	23,000	1,740,640
Carter's, Inc.	19,800	1,728,738
Domino's Pizza, Inc.	17,900	1,685,643
LKQ Corp.*	52,270	1,469,832
Hanesbrands, Inc.	12,900	1,439,898
Brinker International, Inc.	22,600	1,326,394
Deckers Outdoor Corp.*	14,100	1,283,664
HSN, Inc.	16,300	1,238,800
Total Consumer, Cyclical		41,706,423
Financial - 17.8%
Alexander & Baldwin, Inc.	117,200	4,601,272
LaSalle Hotel Properties	83,300	3,371,151
Extra Space Storage, Inc.	56,000	3,283,840
Camden Property Trust	43,200	3,189,888
Jones Lang LaSalle, Inc.	19,100	2,863,663
RenaissanceRe Holdings Ltd.	25,100	2,440,222
Duke Realty Corp.	112,500	2,272,500
Omega Healthcare Investors, Inc.	57,100	2,230,897
Primerica, Inc.	40,700	2,208,382
Weingarten Realty Investors	53,400	1,864,728
Signature Bank*	13,501	1,700,586
Lamar Advertising Co. — Class A	30,500	1,636,020
Regency Centers Corp.	24,200	1,543,476
Kilroy Realty Corp.	17,000	1,174,190
UDR, Inc.	33,500	1,032,470
Total Financial		35,413,285
Industrial - 14.2%
Trinity Industries, Inc.	166,600	4,666,466
Eagle Materials, Inc.	59,440	4,519,223
Packaging Corporation of America	41,400	3,231,270
Old Dominion Freight Line, Inc.*	35,300	2,740,692
Wabtec Corp.	28,660	2,490,267
ITT Corp.	55,700	2,253,622
Zebra Technologies Corp. — Class A*	26,200	2,028,142
Landstar System, Inc.	26,600	1,929,298
Acuity Brands, Inc.	11,900	1,666,833
Cognex Corp.*	36,500	1,508,545
Gentex Corp.	33,566	1,212,740
Total Industrial		28,247,098
Technology - 10.7%
Cadence Design Systems, Inc.*	227,500	4,315,675
SolarWinds, Inc.*	79,300	3,951,519
Skyworks Solutions, Inc.	46,000	3,344,660
Rackspace Hosting, Inc.*	47,400	2,218,794
Fair Isaac Corp.	23,300	1,684,590
Ultimate Software Group, Inc.*	11,186	1,642,273
ACI Worldwide, Inc.*	79,137	1,596,193
Riverbed Technology, Inc.*	73,300	1,496,053
Tyler Technologies, Inc.*	10,300	1,127,232
Total Technology		21,376,989
Communications - 9.1%
ARRIS Group, Inc.*	155,000	4,679,450
Fortinet, Inc.*	110,400	3,384,864
InterDigital, Inc.	52,900	2,798,410
Equinix, Inc.	11,000	2,494,030
RF Micro Devices, Inc.*	131,600	2,183,244
AMC Networks, Inc. — Class A*	22,700	1,447,579
FactSet Research Systems, Inc.	7,800	1,097,850
Total Communications		18,085,427
Basic Materials - 2.5%
Minerals Technologies, Inc.	28,400	1,972,380
Cytec Industries, Inc.	36,700	1,694,439
Valspar Corp.	15,200	1,314,496
Total Basic Materials		4,981,315
Energy - 1.2%
Dresser-Rand Group, Inc.*	29,200	2,388,560
Utilities - 1.1%
UGI Corp.	55,100	2,092,698
Total Common Stocks
(Cost $177,814,302)		198,038,789

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$517,434	$517,434
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	279,540	279,540
Total Repurchase Agreements
(Cost $796,974)		796,974

SECURITIES LENDING COLLATERAL††,3 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	2,275,010	2,275,010
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	919,484	919,484
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	436,044	436,044
Total Securities Lending Collateral
(Cost $3,630,538)		3,630,538
Total Investments - 101.8%
(Cost $182,241,814)		$202,466,301
Other Assets & Liabilities, net - (1.8)%		(3,529,618)
Total Net Assets - 100.0%		$198,936,683

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 24.3%
AGCO Corp.	6,545	$295,834
Tech Data Corp.*	4,261	269,423
Avnet, Inc.	5,744	247,107
Arrow Electronics, Inc.*	4,185	242,270
Terex Corp.	8,670	241,720
AECOM Technology Corp.*	7,779	236,248
KBR, Inc.	12,798	216,926
Tidewater, Inc.	6,362	206,192
Greif, Inc. — Class A	3,866	182,591
Jabil Circuit, Inc.	7,340	160,232
Vishay Intertechnology, Inc.	11,016	155,876
Con-way, Inc.	2,680	131,802
Alliant Techsystems, Inc.	1,120	130,200
Triumph Group, Inc.	1,630	109,569
SPX Corp.	1,220	104,822
Exelis, Inc.	5,961	104,496
Rock-Tenn Co. — Class A	1,460	89,031
Kennametal, Inc.	2,460	88,043
Granite Construction, Inc.	2,030	77,181
Regal-Beloit Corp.	1,010	75,952
TimkenSteel Corp.	1,830	67,765
Bemis Company, Inc.	1,390	62,842
Timken Co.	1,270	54,204
Total Industrial		3,550,326
Financial - 19.4%
Reinsurance Group of America, Inc. — Class A	3,133	274,514
Old Republic International Corp.	14,230	208,185
Hanover Insurance Group, Inc.	2,860	203,975
Kemper Corp.	5,231	188,891
Aspen Insurance Holdings Ltd.	4,236	185,410
American Financial Group, Inc.	2,567	155,868
First American Financial Corp.	4,229	143,363
StanCorp Financial Group, Inc.	1,912	133,572
Everest Re Group Ltd.	757	128,917
Astoria Financial Corp.	8,982	119,999
FirstMerit Corp.	5,020	94,827
Trustmark Corp.	3,820	93,743
International Bancshares Corp.	3,497	92,810
Associated Banc-Corp.	4,950	92,219
Mercury General Corp.	1,610	91,239
Fulton Financial Corp.	7,320	90,475
Hancock Holding Co.	2,740	84,118
Umpqua Holdings Corp.	4,790	81,478
Washington Federal, Inc.	3,510	77,747
HCC Insurance Holdings, Inc.	1,390	74,393
TCF Financial Corp.	3,750	59,588
Valley National Bancorp	5,930	57,580
Prosperity Bancshares, Inc.	1,000	55,360
New York Community Bancorp, Inc.	3,271	52,336
Total Financial		2,840,607
Energy - 14.9%
HollyFrontier Corp.	6,220	233,126
Patterson-UTI Energy, Inc.	12,210	202,564
Unit Corp.*	5,414	184,617
Rowan Companies plc — Class A	7,870	183,528
Superior Energy Services, Inc.	8,702	175,345
Western Refining, Inc.	4,250	160,565
Atwood Oceanics, Inc.*	5,350	151,780
Murphy USA, Inc.*	2,140	147,360
CARBO Ceramics, Inc.[1]	3,500	140,175
NOW, Inc.*	5,260	135,340
SM Energy Co.	3,030	116,897
Peabody Energy Corp.	13,240	102,478
Rosetta Resources, Inc.*	4,490	100,172
Oil States International, Inc.*	1,690	82,641
Helix Energy Solutions Group, Inc.*	2,720	59,024
Total Energy		2,175,612
Consumer, Cyclical - 11.7%
Ingram Micro, Inc. — Class A*	9,956	275,184
Ascena Retail Group, Inc.*	19,900	249,943
World Fuel Services Corp.	4,087	191,803
MDC Holdings, Inc.	6,770	179,202
Oshkosh Corp.	3,349	162,929
Abercrombie & Fitch Co. — Class A	5,480	156,947
CST Brands, Inc.	2,630	114,694
Guess?, Inc.	4,770	100,552
JC Penney Company, Inc.*,1	13,070	84,694
International Speedway Corp. — Class A	2,380	75,327
Office Depot, Inc.*	7,390	63,369
ANN, Inc.*	1,520	55,450
Total Consumer, Cyclical		1,710,094
Consumer, Non-cyclical - 11.1%
ManpowerGroup, Inc.	3,065	208,941
Community Health Systems, Inc.*	3,638	196,161
Rent-A-Center, Inc.	5,390	195,765
WellCare Health Plans, Inc.*	2,070	169,864
Health Net, Inc.*	3,009	161,072
Owens & Minor, Inc.	4,585	160,979
RR Donnelley & Sons Co.	8,560	143,851
FTI Consulting, Inc.*	2,590	100,052
Dean Foods Co.	5,140	99,613
United Natural Foods, Inc.*	1,240	95,883
Aaron's, Inc.	2,890	88,347
Total Consumer, Non-cyclical		1,620,528
Basic Materials - 8.5%
Domtar Corp.	7,070	284,355
Reliance Steel & Aluminum Co.	3,619	221,737
Commercial Metals Co.	13,243	215,728
United States Steel Corp.	7,260	194,132
Cabot Corp.	3,301	144,782
Steel Dynamics, Inc.	5,180	102,253
Olin Corp.	3,440	78,329
Total Basic Materials		1,241,316
Utilities - 3.6%
ONE Gas, Inc.	2,750	113,355
Great Plains Energy, Inc.	3,754	106,651
Hawaiian Electric Industries, Inc.[1]	2,900	97,092
MDU Resources Group, Inc.	3,910	91,885
Atmos Energy Corp.	1,167	65,049

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 3.6% (continued)
WGL Holdings, Inc.	1,020	$55,712
Total Utilities		529,744
Technology - 2.4%
Advanced Micro Devices, Inc.*,1	41,870	111,793
Lexmark International, Inc. — Class A	2,540	104,826
NCR Corp.*	2,520	73,433
Convergys Corp.	3,430	69,869
Total Technology		359,921
Communications - 2.4%
Telephone & Data Systems, Inc.	7,233	182,634
Time, Inc.	6,640	163,410
Total Communications		346,044
Health Care - 1.2%
Halyard Health, Inc.*	3,950	179,607
Total Common Stocks
(Cost $12,023,370)		14,553,799

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$115,110	115,110
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	62,187	62,187
Total Repurchase Agreements
(Cost $177,297)		177,297

SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	261,423	261,423
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	105,659	105,659
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	50,106	50,106
Total Securities Lending Collateral
(Cost $417,188)		417,188
Total Investments - 103.6%
(Cost $12,617,855)		$15,148,284
Other Assets & Liabilities, net - (3.6)%		(524,742)
Total Net Assets - 100.0%		$14,623,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc — Public Limited Company

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 22.3%
Chesapeake Lodging Trust	14,150	$526,523
Sabra Health Care REIT, Inc.	15,402	467,759
Universal Insurance Holdings, Inc.	20,670	422,701
DiamondRock Hospitality Co.	25,640	381,267
CoreSite Realty Corp.	9,567	373,591
Bank Mutual Corp.	51,279	351,774
HFF, Inc. — Class A	9,372	336,642
American Assets Trust, Inc.	8,170	325,248
Universal Health Realty Income Trust	5,820	280,058
Post Properties, Inc.	4,740	278,570
Associated Estates Realty Corp.	11,870	275,503
Glacier Bancorp, Inc.	9,590	266,313
Boston Private Financial Holdings, Inc.	19,750	266,033
First Midwest Bancorp, Inc.	14,570	249,293
Retail Opportunity Investments Corp.	14,146	237,511
MB Financial, Inc.	7,152	235,015
HCI Group, Inc.	5,119	221,346
Home BancShares, Inc.	6,724	216,244
PRA Group, Inc.*	3,682	213,298
Medical Properties Trust, Inc.	15,380	211,936
Enova International, Inc.*	8,910	198,337
PrivateBancorp, Inc. — Class A	5,898	196,993
Bank of the Ozarks, Inc.	5,166	195,895
BofI Holding, Inc.*	2,393	186,199
Education Realty Trust, Inc.	4,700	171,973
Sovran Self Storage, Inc.	1,960	170,951
Inland Real Estate Corp.	14,690	160,856
Healthcare Realty Trust, Inc.	5,840	159,549
Pinnacle Financial Partners, Inc.	3,724	147,247
Cousins Properties, Inc.	11,270	128,703
CareTrust REIT, Inc.	8,380	103,325
Total Financial		7,956,653
Consumer, Non-cyclical - 20.6%
Lannett Company, Inc.*	14,857	637,069
ExamWorks Group, Inc.*	9,400	390,946
On Assignment, Inc.*	11,686	387,858
Molina Healthcare, Inc.*	7,170	383,810
PAREXEL International Corp.*	6,650	369,474
Akorn, Inc.*	9,511	344,299
ABIOMED, Inc.*	8,121	309,084
Repligen Corp.*	15,137	299,712
Depomed, Inc.*	18,420	296,746
Natus Medical, Inc.*	8,089	291,528
Calavo Growers, Inc.	6,050	286,164
AMN Healthcare Services, Inc.*	13,750	269,500
Cal-Maine Foods, Inc.	6,300	245,889
Anika Therapeutics, Inc.*	5,888	239,877
Boston Beer Company, Inc. — Class A*	823	238,291
Cynosure, Inc. — Class A*	8,530	233,893
Ensign Group, Inc.	4,880	216,623
Chemed Corp.	1,970	208,170
Abaxis, Inc.	3,650	207,430
Albany Molecular Research, Inc.*	12,050	196,174
Ligand Pharmaceuticals, Inc. — Class B*	3,599	191,503
Snyder's-Lance, Inc.	6,110	186,661
Cambrex Corp.*	7,291	157,631
Helen of Troy Ltd.*	2,150	139,879
Affymetrix, Inc.*	13,710	135,318
Cantel Medical Corp.	3,107	134,409
Impax Laboratories, Inc.*	3,940	124,819
Gentiva Health Services, Inc.*	5,700	108,585
J&J Snack Foods Corp.	988	107,465
Total Consumer, Non-cyclical		7,338,807
Consumer, Cyclical - 16.4%
Meritage Homes Corp.*	10,790	388,332
Skechers U.S.A., Inc. — Class A*	6,890	380,672
Standard Pacific Corp.*	49,220	358,814
G-III Apparel Group Ltd.*	3,442	347,676
Ryland Group, Inc.	7,990	308,094
DTS, Inc.*	10,010	307,808
Pinnacle Entertainment, Inc.*	13,589	302,355
Buffalo Wild Wings, Inc.*	1,543	278,326
Zumiez, Inc.*	7,060	272,728
BJ's Restaurants, Inc.*	5,010	251,552
Allegiant Travel Co. — Class A	1,626	244,437
Papa John's International, Inc.	4,230	236,034
Winnebago Industries, Inc.	10,430	226,957
Outerwall, Inc.*	2,990	224,908
Select Comfort Corp.*	8,260	223,268
Sonic Corp.	7,795	212,258
Universal Electronics, Inc.*	2,938	191,058
Iconix Brand Group, Inc.*	5,600	189,224
Texas Roadhouse, Inc. — Class A	5,307	179,164
Jack in the Box, Inc.	2,100	167,916
Wolverine World Wide, Inc.	5,606	165,209
Marriott Vacations Worldwide Corp.	1,920	143,117
Francesca's Holdings Corp.*	6,940	115,898
Scientific Games Corp. — Class A*	8,444	107,492
Total Consumer, Cyclical		5,823,297
Industrial - 13.8%
TASER International, Inc.*,1	23,115	612,085
ArcBest Corp.	8,960	415,474
Methode Electronics, Inc.	10,460	381,895
PGT, Inc.*	39,253	378,007
Heartland Express, Inc.	13,240	357,612
Lydall, Inc.*	10,150	333,123
Apogee Enterprises, Inc.	7,763	328,918
Bel Fuse, Inc. — Class B	11,417	312,141
Hillenbrand, Inc.	7,941	273,965
Saia, Inc.*	4,503	249,286
Headwaters, Inc.*	16,360	245,236
Knight Transportation, Inc.	7,180	241,679
US Ecology, Inc.	5,910	237,109
Curtiss-Wright Corp.	2,540	179,299
AZZ, Inc.	2,955	138,649
Matson, Inc.	3,780	130,486
Forward Air Corp.	2,200	110,814
Total Industrial		4,925,778

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 12.6%
Take-Two Interactive Software, Inc.*	22,670	$635,440
Synchronoss Technologies, Inc.*	11,603	485,701
Omnicell, Inc.*	10,655	352,894
Super Micro Computer, Inc.*	8,540	297,875
iGATE Corp.*	7,473	295,034
MAXIMUS, Inc.	5,324	291,968
Manhattan Associates, Inc.*	6,935	282,393
Synaptics, Inc.*	3,584	246,723
NetScout Systems, Inc.*	6,270	229,106
Monolithic Power Systems, Inc.	4,400	218,856
Tessera Technologies, Inc.	6,060	216,706
Dealertrack Technologies, Inc.*	4,332	191,951
Virtusa Corp.*	4,590	191,265
Digital River, Inc.*	7,300	180,529
Electronics for Imaging, Inc.*	3,375	144,551
Blackbaud, Inc.	3,326	143,883
MicroStrategy, Inc. — Class A*	521	84,610
Total Technology		4,489,485
Communications - 6.5%
General Communication, Inc. — Class A*	33,130	455,538
Dice Holdings, Inc.*	34,960	349,949
LogMeIn, Inc.*	6,758	333,440
comScore, Inc.*	5,448	252,951
j2 Global, Inc.	4,051	251,162
EW Scripps Co. — Class A*	8,586	191,897
Consolidated Communications Holdings, Inc.	6,480	180,338
VASCO Data Security International, Inc.*	6,220	175,466
ViaSat, Inc.*	1,730	109,042
Total Communications		2,299,783
Energy - 4.3%
Synergy Resources Corp.*	45,308	568,162
Carrizo Oil & Gas, Inc.*	11,813	491,421
Flotek Industries, Inc.*	13,341	249,877
PetroQuest Energy, Inc.*	59,490	222,493
Total Energy		1,531,953
Basic Materials - 3.5%
KapStone Paper and Packaging Corp.	9,718	284,834
US Silica Holdings, Inc.	8,898	228,590
Century Aluminum Co.*	8,820	215,208
Deltic Timber Corp.	3,082	210,809
Neenah Paper, Inc.	2,680	161,524
Balchem Corp.	2,013	134,146
Total Basic Materials		1,235,111
Total Common Stocks
(Cost $32,554,284)		35,600,867

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$152,625	152,625
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	82,455	82,455
Total Repurchase Agreements
(Cost $235,080)		235,080

SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	334,252	334,252
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	135,093	135,093
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	64,065	64,065
Total Securities Lending Collateral
(Cost $533,410)		533,410
Total Investments - 102.2%
(Cost $33,322,774)		$36,369,357
Other Assets & Liabilities, net - (2.2)%		(794,382)
Total Net Assets - 100.0%		$35,574,975

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 20.4%
Olympic Steel, Inc.	11,239	$199,830
TTM Technologies, Inc.*	24,750	186,368
Benchmark Electronics, Inc.*	7,300	185,712
Gibraltar Industries, Inc.*	10,260	166,829
AAR Corp.	5,831	161,985
Atlas Air Worldwide Holdings, Inc.*	3,261	160,768
Universal Forest Products, Inc.	2,751	146,353
Griffon Corp.	10,917	145,196
Sanmina Corp.*	5,530	130,121
Aegion Corp. — Class A*	6,751	125,636
Roadrunner Transportation Systems, Inc.*	5,250	122,587
Hornbeck Offshore Services, Inc.*	4,690	117,109
Comfort Systems USA, Inc.	6,500	111,280
EMCOR Group, Inc.	2,388	106,242
Tredegar Corp.	4,680	105,253
Briggs & Stratton Corp.	4,971	101,508
RTI International Metals, Inc.*	3,900	98,514
Plexus Corp.*	2,362	97,338
Hub Group, Inc. — Class A*	2,468	93,981
Fabrinet*	4,720	83,733
Encore Wire Corp.	2,148	80,185
National Presto Industries, Inc.	1,201	69,706
Celadon Group, Inc.	2,950	66,936
Kaman Corp.	1,662	66,630
Powell Industries, Inc.	1,343	65,901
AM Castle & Co.*	8,133	64,901
DXP Enterprises, Inc.*	1,210	61,141
II-VI, Inc.*	4,140	56,511
General Cable Corp.	3,730	55,577
Tetra Tech, Inc.	1,610	42,987
Astec Industries, Inc.	1,065	41,865
LSB Industries, Inc.*	1,260	39,614
Total Industrial		3,358,297
Consumer, Cyclical - 18.1%
Cash America International, Inc.	9,635	217,943
SkyWest, Inc.	14,406	191,312
EZCORP, Inc. — Class A*	14,980	176,015
Pep Boys-Manny Moe & Jack*	17,564	172,479
M/I Homes, Inc.*	7,069	162,304
Big 5 Sporting Goods Corp.	10,214	149,431
ScanSource, Inc.*	3,500	140,560
Titan International, Inc.	12,219	129,888
United Stationers, Inc.	3,024	127,492
Stage Stores, Inc.	6,050	125,235
Sonic Automotive, Inc. — Class A	4,360	117,894
Fred's, Inc. — Class A	6,657	115,898
Perry Ellis International, Inc.*	4,155	107,739
Superior Industries International, Inc.	5,444	107,737
VOXX International Corp. — Class A*	9,733	85,261
Ruby Tuesday, Inc.*	12,033	82,306
Biglari Holdings, Inc.*	204	81,500
Arctic Cat, Inc.	2,250	79,875
Haverty Furniture Companies, Inc.	3,560	78,356
Stein Mart, Inc.	4,988	72,925
Barnes & Noble, Inc.*	3,120	72,446
Casey's General Stores, Inc.	780	70,450
Unifi, Inc.*	2,270	67,487
Marcus Corp.	3,346	61,934
Genesco, Inc.*	665	50,952
Callaway Golf Co.	6,580	50,666
Children's Place, Inc.	826	47,082
Movado Group, Inc.	1,340	38,016
Total Consumer, Cyclical		2,981,183
Consumer, Non-cyclical - 16.9%
Universal Corp.	4,740	208,465
Central Garden and Pet Co. — Class A*	21,504	205,363
Kelly Services, Inc. — Class A	11,334	192,904
Seneca Foods Corp. — Class A*	6,558	177,263
CDI Corp.	8,767	155,264
SpartanNash Co.	5,637	147,351
Viad Corp.	5,511	146,923
ABM Industries, Inc.	4,468	128,008
Monster Worldwide, Inc.*	27,628	127,641
Magellan Health, Inc.*	2,029	121,801
Andersons, Inc.	2,240	119,034
PharMerica Corp.*	5,695	117,943
LHC Group, Inc.*	3,761	117,268
Kindred Healthcare, Inc.	6,388	116,134
Almost Family, Inc.*	3,911	113,223
Hanger, Inc.*	4,690	102,711
Brink's Co.	3,955	96,542
TrueBlue, Inc.*	3,990	88,778
Invacare Corp.	5,247	87,940
Alliance One International, Inc.*	54,583	86,241
Insperity, Inc.	2,138	72,457
Heidrick & Struggles International, Inc.	2,477	57,095
Total Consumer, Non-cyclical		2,786,349
Energy - 16.6%
Pioneer Energy Services Corp.*	36,130	200,161
Basic Energy Services, Inc.*	26,920	188,708
Cloud Peak Energy, Inc.*	18,446	169,334
Green Plains, Inc.	6,462	160,128
Swift Energy Co.*,1	37,449	151,668
Gulf Island Fabrication, Inc.	7,166	138,949
C&J Energy Services, Inc.*	10,380	137,120
Penn Virginia Corp.*	20,070	134,068
TETRA Technologies, Inc.*	18,610	124,315
Matrix Service Co.*	5,370	119,858
Gulfmark Offshore, Inc. — Class A	4,630	113,065
ION Geophysical Corp.*	40,342	110,941
Northern Oil and Gas, Inc.*,1	18,736	105,858
Stone Energy Corp.*	5,790	97,735
SEACOR Holdings, Inc.*	1,245	91,893
Rex Energy Corp.*,1	16,050	81,855
Tesco Corp.	6,190	79,356
Newpark Resources, Inc.*	7,935	75,700
Geospace Technologies Corp.*	2,850	75,525

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 16.6% (continued)
Comstock Resources, Inc.[1]	10,060	$68,509
Exterran Holdings, Inc.	1,892	61,641
Paragon Offshore plc[1]	20,420	56,563
Arch Coal, Inc.[1]	30,846	54,906
PDC Energy, Inc.*	1,270	52,413
FutureFuel Corp.	3,850	50,127
Bristow Group, Inc.	640	42,106
Total Energy		2,742,502
Financial - 10.8%
Meadowbrook Insurance Group, Inc.	28,633	242,236
Stewart Information Services Corp.	4,010	148,530
United Fire Group, Inc.	4,596	136,639
Employers Holdings, Inc.	5,610	131,891
Infinity Property & Casualty Corp.	1,429	110,405
Selective Insurance Group, Inc.	3,775	102,567
Navigators Group, Inc.*	1,301	95,415
OFG Bancorp	5,560	92,573
Horace Mann Educators Corp.	2,787	92,473
Calamos Asset Management, Inc. — Class A	6,264	83,436
Forestar Group, Inc.*	5,290	81,466
First BanCorp*	13,670	80,243
Susquehanna Bancshares, Inc.	4,883	65,579
Safety Insurance Group, Inc.	960	61,450
Provident Financial Services, Inc.	3,158	57,033
Wintrust Financial Corp.	1,034	48,350
Capstead Mortgage Corp.	3,340	41,015
ProAssurance Corp.	846	38,197
Old National Bancorp	2,550	37,944
Central Pacific Financial Corp.	1,710	36,765
Total Financial		1,784,207
Basic Materials - 6.3%
Kraton Performance Polymers, Inc.*	7,070	146,985
OM Group, Inc.	4,263	127,037
Stepan Co.	2,910	116,633
Zep, Inc.	7,490	113,474
Veritiv Corp.*	2,185	113,336
A. Schulman, Inc.	2,393	96,988
PH Glatfelter Co.	3,388	86,631
Materion Corp.	2,304	81,170
Kaiser Aluminum Corp.	1,024	73,144
Koppers Holdings, Inc.	1,769	45,959
American Vanguard Corp.	3,690	42,878
Total Basic Materials		1,044,235
Technology - 5.6%
Insight Enterprises, Inc.*	6,411	165,981
Ciber, Inc.*	37,990	134,864
SYNNEX Corp.	1,668	130,371
Engility Holdings, Inc.*	2,474	105,887
Digi International, Inc.*	10,784	100,183
ManTech International Corp. — Class A	3,150	95,225
CACI International, Inc. — Class A*	1,015	87,473
Sykes Enterprises, Inc.*	2,600	61,022
Cohu, Inc.	4,173	49,659
Total Technology		930,665
Communications - 4.4%
Liquidity Services, Inc.*	17,830	145,671
Harte-Hanks, Inc.	15,680	121,363
Anixter International, Inc.*	1,159	102,525
Scholastic Corp.	2,534	92,288
Blucora, Inc.*	6,530	90,441
Spok Holdings, Inc.	2,648	45,969
NETGEAR, Inc.*	1,257	44,724
NTELOS Holdings Corp.	10,030	42,026
Black Box Corp.	1,528	36,519
Total Communications		721,526
Utilities - 0.5%
Laclede Group, Inc.	722	38,410
Avista Corp.	1,060	37,471
Total Utilities		75,881
Total Common Stocks
(Cost $13,938,972)		16,424,845

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$83,775	83,775
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	45,259	45,259
Total Repurchase Agreements
(Cost $129,034)		129,034

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	206,485	206,485
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	83,455	83,455
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	39,576	39,576
Total Securities Lending Collateral
(Cost $329,516)		329,516
Total Investments - 102.4%
(Cost $14,397,522)		$16,883,395
Other Assets & Liabilities, net - (2.4)%		(393,679)
Total Net Assets - 100.0%		$16,489,716

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc — Public Limited Company

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 41.8%
Guggenheim Strategy Fund I1	1,019,892	$25,334,118
Guggenheim Strategy Fund II2	992,999	24,676,026
Total Mutual Funds
(Cost $50,068,397)		50,010,144

	Face Amount
REPURCHASE AGREEMENTS††,3 - 49.3%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$38,241,497	38,241,497
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	20,659,695	20,659,695
Total Repurchase Agreements
(Cost $58,901,192)		58,901,192
Total Investments - 91.1%
(Cost $108,969,589)		$108,911,336
Other Assets & Liabilities, net - 8.9%		10,620,894
Total Net Assets - 100.0%		$119,532,230

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $190,403,125)	2,101	$4,042,783

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International February 2015 U.S. Dollar Index Swap, Terminating 02/26/15[4] (Notional Value $49,271,635)	545,286	$954,211

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Electronic Components-Semiconductor - 10.8%
Intel Corp.	24,794	$899,775
Texas Instruments, Inc.	9,456	505,565
Micron Technology, Inc.*	12,224	427,962
Broadcom Corp. — Class A	8,103	351,103
Avago Technologies Ltd.	3,472	349,248
ARM Holdings plc ADR	6,360	294,468
Skyworks Solutions, Inc.	3,659	266,046
Altera Corp.	6,160	227,550
Xilinx, Inc.	5,238	226,753
NVIDIA Corp.	11,173	224,019
Microchip Technology, Inc.	4,551	205,296
Freescale Semiconductor Ltd.*	7,780	196,289
SunEdison, Inc.*	8,362	163,143
First Solar, Inc.*	3,445	153,630
ON Semiconductor Corp.*	14,284	144,697
Cree, Inc.*,1	4,335	139,674
Cavium, Inc.*	1,980	122,404
International Rectifier Corp.*	2,910	116,109
Ambarella, Inc.*,1	1,670	84,702
Total Electronic Components-Semiconductor		5,098,433
Applications Software - 7.8%
Microsoft Corp.	29,027	1,348,304
salesforce.com, Inc.*	7,434	440,911
Intuit, Inc.	3,816	351,797
Check Point Software Technologies Ltd.*	3,870	304,066
Red Hat, Inc.*	3,887	268,747
Citrix Systems, Inc.*	3,571	227,830
ServiceNow, Inc.*	3,250	220,513
NetSuite, Inc.*	1,790	195,414
Tableau Software, Inc. — Class A*	1,900	161,044
PTC, Inc.*	3,973	145,610
Total Applications Software		3,664,236
Web Portals/ISP - 6.2%
Google, Inc. — Class A*	1,231	653,242
Google, Inc. — Class C*	1,221	642,734
Yahoo!, Inc.*	9,350	472,269
Baidu, Inc. ADR*	1,896	432,231
Yandex N.V. — Class A*	16,247	291,796
SINA Corp.*	7,431	277,994
AOL, Inc.*	2,980	137,587
Total Web Portals/ISP		2,907,853
Semiconductor Components-Integrated Circuit - 6.1%
QUALCOMM, Inc.	10,188	757,273
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,587	348,837
NXP Semiconductor N.V.*	4,479	342,196
Marvell Technology Group Ltd.	20,280	294,060
Analog Devices, Inc.	5,040	279,821
Linear Technology Corp.	5,016	228,730
Maxim Integrated Products, Inc.	6,556	208,940
TriQuint Semiconductor, Inc.*	5,817	160,258
Atmel Corp.*	15,495	130,081
Integrated Device Technology, Inc.*	5,953	116,679
Total Semiconductor Components-Integrated Circuit		2,866,875
Computers - 5.7%
Apple, Inc.	15,832	1,747,536
Hewlett-Packard Co.	15,035	603,355
BlackBerry Ltd.*	29,088	319,386
Total Computers		2,670,277
Computer Services - 5.0%
International Business Machines Corp.	5,558	891,725
Accenture plc — Class A	4,467	398,948
Cognizant Technology Solutions Corp. — Class A*	7,350	387,051
Infosys Ltd. ADR	9,294	292,389
Computer Sciences Corp.	3,306	208,443
Amdocs Ltd.	4,100	191,286
Total Computer Services		2,369,842
Commercial Services-Finance - 4.7%
MasterCard, Inc. — Class A	8,104	698,240
Automatic Data Processing, Inc.	5,043	420,435
FleetCor Technologies, Inc.*	1,750	260,243
Western Union Co.	11,720	209,905
Total System Services, Inc.	5,040	171,158
Global Payments, Inc.	1,930	155,809
Vantiv, Inc. — Class A*	4,540	153,997
WEX, Inc.*	1,330	131,564
Total Commercial Services-Finance		2,201,351
Enterprise Software/Services - 4.7%
Oracle Corp.	21,825	981,470
SAP SE ADR	4,148	288,908
Workday, Inc. — Class A*	3,380	275,842
CA, Inc.	8,472	257,972
Informatica Corp.*	3,688	140,642
Ultimate Software Group, Inc.*	932	136,832
Qlik Technologies, Inc.*	3,780	116,764
Total Enterprise Software/Services		2,198,430
Computers-Memory Devices - 3.8%
EMC Corp.	18,005	535,468
Western Digital Corp.	3,250	359,774
Seagate Technology plc	4,963	330,040
SanDisk Corp.	3,317	325,000
NetApp, Inc.	5,950	246,628
Total Computers-Memory Devices		1,796,910
E-Commerce/Products - 3.2%
Alibaba Group Holding Ltd. ADR*	6,570	682,886
eBay, Inc.*	9,854	553,006
MercadoLibre, Inc.	2,197	280,491
Total E-Commerce/Products		1,516,383
Internet Content-Entertainment - 3.2%
Facebook, Inc. — Class A*	13,150	1,025,963
Twitter, Inc.*	9,140	327,852

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Internet Content-Entertainment - 3.2% (continued)
Pandora Media, Inc.*	7,634	$136,114
Total Internet Content-Entertainment		1,489,929
Semiconductor Equipment - 2.7%
Applied Materials, Inc.	14,977	373,228
ASML Holding N.V. — Class G	2,668	287,690
Lam Research Corp.	3,144	249,445
KLA-Tencor Corp.	3,448	242,463
Teradyne, Inc.	7,323	144,922
Total Semiconductor Equipment		1,297,748
Networking Products - 2.5%
Cisco Systems, Inc.	29,374	817,038
Palo Alto Networks, Inc.*	1,700	208,369
Fortinet, Inc.*	5,097	156,274
Total Networking Products		1,181,681
Electronic Components-Miscellaneous - 2.4%
Corning, Inc.	16,501	378,367
TE Connectivity Ltd.	5,107	323,018
Flextronics International Ltd.*	15,331	171,401
Jabil Circuit, Inc.	6,690	146,043
Knowles Corp.*	4,590	108,095
Total Electronic Components-Miscellaneous		1,126,924
E-Commerce/Services - 2.1%
SouFun Holdings Ltd. ADR[1]	39,520	292,054
Bitauto Holdings Ltd. ADR*	4,120	290,089
IAC/InterActiveCorp	2,480	150,759
Zillow, Inc. — Class A*	1,270	134,480
GrubHub, Inc.*	3,350	121,672
Total E-Commerce/Services		989,054
Data Processing/Management - 2.0%
Fidelity National Information Services, Inc.	4,714	293,211
Fiserv, Inc.*	4,076	289,274
Paychex, Inc.	5,983	276,235
CommVault Systems, Inc.*	1,980	102,346
Total Data Processing/Management		961,066
Internet Security - 2.0%
Qihoo 360 Technology Company Ltd. ADR*	5,360	306,914
Symantec Corp.	11,028	282,923
VeriSign, Inc.*	3,243	184,851
FireEye, Inc.*	5,000	157,900
Total Internet Security		932,588
Entertainment Software - 1.9%
NetEase, Inc. ADR	2,830	280,566
Electronic Arts, Inc.*	5,581	262,391
Activision Blizzard, Inc.	13,003	262,010
Take-Two Interactive Software, Inc.*	3,900	109,317
Total Entertainment Software		914,284
Finance-Credit Card - 1.9%
Visa, Inc. — Class A	3,416	895,675
Wireless Equipment - 1.9%
Motorola Solutions, Inc.	4,300	288,443
Nokia Oyj ADR	36,238	284,831
RF Micro Devices, Inc.*	9,408	156,079
Aruba Networks, Inc.*	5,102	92,754
Gogo, Inc.*,1	4,190	69,261
Total Wireless Equipment		891,368
Internet Content-Information/Network - 1.7%
LinkedIn Corp. — Class A*	1,555	357,199
YY, Inc. ADR*,1	4,740	295,492
Yelp, Inc. — Class A*	2,680	146,676
Total Internet Content-Information/Network		799,367
Computers-Integrated Systems - 1.3%
Teradata Corp.*	4,225	184,548
Brocade Communications Systems, Inc.	13,388	158,514
NCR Corp.*	5,330	155,316
VeriFone Systems, Inc.*	3,860	143,592
Total Computers-Integrated Systems		641,970
Telecommunication Equipments - 1.2%
Juniper Networks, Inc.	9,363	208,982
Harris Corp.	2,700	193,914
ARRIS Group, Inc.*	5,010	151,252
Total Telecommunication Equipments		554,148
Electronic Measuring Instruments - 1.0%
Trimble Navigation Ltd.*	6,793	180,286
Keysight Technologies, Inc.*	4,880	164,798
FLIR Systems, Inc.	4,620	149,272
Total Electronic Measuring Instruments		494,356
Computer Aided Design - 0.9%
Autodesk, Inc.*	4,427	265,886
ANSYS, Inc.*	2,200	180,400
Total Computer Aided Design		446,286
Power Converter/Supply Equipment - 0.9%
Canadian Solar, Inc.*,1	12,480	301,891
SunPower Corp. — Class A*,1	5,030	129,925
Total Power Converter/Supply Equipment		431,816
Electronic Forms - 0.9%
Adobe Systems, Inc.*	5,778	420,061
Computer Software - 0.9%
Akamai Technologies, Inc.*	3,765	237,044
Rackspace Hosting, Inc.*	3,863	180,827
Total Computer Software		417,871
Software Tools - 0.9%
VMware, Inc. — Class A*	4,966	409,794
Electronic Design Automatic - 0.7%
Synopsys, Inc.*	4,190	182,139
Cadence Design Systems, Inc.*	8,594	163,028
Total Electronic Design Automatic		345,167
Electronic Parts Distribution - 0.7%
Avnet, Inc.	3,974	170,962
Arrow Electronics, Inc.*	2,926	169,386
Total Electronic Parts Distribution		340,348
Electric Products-Miscellaneous - 0.6%
Mobileye N.V.*,1	6,940	281,486

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Advertising Agencies - 0.6%
Alliance Data Systems Corp.*	979	$280,043
Computers-Other - 0.6%
Stratasys Ltd.*,1	1,710	142,118
3D Systems Corp.*,1	4,171	137,101
Total Computers-Other		279,219
Electronic Connectors - 0.6%
Amphenol Corp. — Class A	5,161	277,713
Office Automation & Equipments - 0.6%
Xerox Corp.	19,533	270,727
Web Hosting/Design - 0.5%
Equinix, Inc.	1,036	234,892
Computers-Peripheral Equipment - 0.5%
Lexmark International, Inc. — Class A	2,810	115,968
Synaptics, Inc.*	1,578	108,630
Total Computers-Peripheral Equipment		224,598
Telecommunication Equipments Fiber Optics - 0.5%
JDS Uniphase Corp.*	8,749	120,037
Ciena Corp.*	5,101	99,010
Total Telecommunication Equipments Fiber Optics		219,047
Internet Infrastructure Software - 0.4%
F5 Networks, Inc.*	1,548	201,960
Internet Application Software - 0.4%
Splunk, Inc.*	3,320	195,714
Commercial Services - 0.4%
CDK Global, Inc.	4,484	182,768
Consulting Services - 0.4%
Gartner, Inc.*	2,100	176,841
Multimedia - 0.3%
FactSet Research Systems, Inc.	1,140	160,455
Distribution/Wholesale - 0.3%
Ingram Micro, Inc. — Class A*	5,110	141,240
Transactional Software - 0.3%
Solera Holdings, Inc.	2,550	130,509
Machinery-General Industry - 0.3%
Zebra Technologies Corp. — Class A*	1,670	129,275
Communications Software - 0.3%
SolarWinds, Inc.*	2,590	129,060
E-Services/Consulting - 0.2%
Sapient Corp.*	4,990	124,151
Internet Incubators - 0.2%
HomeAway, Inc.*	4,090	121,800
Total Common Stocks
(Cost $33,858,479)		47,033,589

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$808,566	808,566
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	326,796	326,796
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	154,975	154,975
Total Securities Lending Collateral
(Cost $1,290,337)		1,290,337
Total Investments - 102.4%
(Cost $35,148,816)		$48,323,926
Other Assets & Liabilities, net - (2.4)%		(1,147,096)
Total Net Assets - 100.0%		$47,176,830

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Telephone-Integrated - 26.6%
Verizon Communications, Inc.	4,489	$209,995
AT&T, Inc.	5,972	200,599
CenturyLink, Inc.	1,817	71,917
Frontier Communications Corp.	5,852	39,033
Windstream Holdings, Inc.	3,868	31,872
Telefonica Brasil S.A. ADR	1,541	27,245
Telephone & Data Systems, Inc.	1,019	25,730
Telefonica S.A. ADR	1,540	21,880
Total Telephone-Integrated		628,271
Networking Products - 12.7%
Cisco Systems, Inc.	6,551	182,215
Palo Alto Networks, Inc.*	393	48,170
Arista Networks, Inc.*	455	27,646
Polycom, Inc.*	1,528	20,628
Infinera Corp.*	1,397	20,564
Total Networking Products		299,223
Cellular Telecommunications - 12.3%
T-Mobile US, Inc.*	2,734	73,653
Vodafone Group plc ADR	1,217	41,585
America Movil SAB de CV — Class L ADR	1,831	40,612
China Mobile Ltd. ADR	538	31,645
Mobile Telesystems OJSC ADR	4,206	30,199
Tim Participacoes S.A. ADR	1,175	26,097
SK Telecom Company Ltd. ADR	914	24,687
Rogers Communications, Inc. — Class B	600	23,316
Total Cellular Telecommunications		291,794
Wireless Equipment - 10.8%
Motorola Solutions, Inc.	933	62,586
Nokia Oyj ADR	4,269	33,554
Sierra Wireless, Inc.*	567	26,870
ViaSat, Inc.*	417	26,284
Telefonaktiebolaget LM Ericsson ADR	2,111	25,543
Ubiquiti Networks, Inc.	755	22,378
InterDigital, Inc.	398	21,054
Aruba Networks, Inc.*	1,145	20,816
Ruckus Wireless, Inc.*	1,286	15,458
Total Wireless Equipment		254,543
Telecommunication Equipments - 8.1%
Juniper Networks, Inc.	2,101	46,893
Harris Corp.	585	42,015
ARRIS Group, Inc.*	1,086	32,786
CommScope Holding Company, Inc.*	1,385	31,620
Plantronics, Inc.	427	22,640
ADTRAN, Inc.	756	16,481
Total Telecommunication Equipments		192,435
Semiconductor Components-Integrated Circuit - 7.2%
QUALCOMM, Inc.	2,290	170,216
Telecommunication Services - 4.6%
Level 3 Communications, Inc.*	1,254	61,923
BCE, Inc.	618	28,341
Consolidated Communications Holdings, Inc.	644	17,923
Total Telecommunication Services		108,187
REITs-Diversified - 3.3%
Crown Castle International Corp.	987	77,677
Telecommunication Equipments Fiber Optics - 3.0%
JDS Uniphase Corp.*	1,965	26,960
Ciena Corp.*	1,144	22,205
Finisar Corp.*	1,112	21,584
Total Telecommunication Equipments Fiber Optics		70,749
Computers-Integrated Systems - 2.9%
Brocade Communications Systems, Inc.	2,987	35,366
Riverbed Technology, Inc.*	1,654	33,758
Total Computers-Integrated Systems		69,124
Building-Heavy Construct - 2.4%
SBA Communications Corp. — Class A*	513	56,820
Internet Infrastructure Software - 2.0%
F5 Networks, Inc.*	360	46,967
Computers - 1.5%
BlackBerry Ltd.*	3,263	35,828
Satellite Telecommunications - 1.4%
EchoStar Corp. — Class A*	649	34,073
Internet Connectivity Services - 0.8%
Cogent Communications Holdings, Inc.	545	19,288
Total Common Stocks
(Cost $1,333,532)		2,355,195

RIGHTS††† - 0.2%
Leap Wireless International, Inc.
Expires 03/17/15	1,848	4,657
Total Rights
(Cost $4,327)		4,657
Total Investments - 99.8%
(Cost $1,337,859)		$2,359,852
Other Assets & Liabilities, net - 0.2%		4,532
Total Net Assets - 100.0%		$2,364,384

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 100.2%
Airlines - 18.6%
Delta Air Lines, Inc.	69,759	$3,431,445
American Airlines Group, Inc.	62,594	3,356,916
Southwest Airlines Co.	67,099	2,839,630
United Continental Holdings, Inc.*	39,610	2,649,513
Copa Holdings S.A. — Class A	14,862	1,540,298
Alaska Air Group, Inc.	24,447	1,460,953
Spirit Airlines, Inc.*	16,190	1,223,640
JetBlue Airways Corp.*	72,084	1,143,252
Ryanair Holdings plc ADR*	15,400	1,097,558
Allegiant Travel Co. — Class A	5,599	841,698
Hawaiian Holdings, Inc.*	24,800	646,040
Total Airlines		20,230,943
Auto/Truck Parts & Equipments-Original - 16.8%
Johnson Controls, Inc.	61,887	2,991,618
Delphi Automotive plc	25,800	1,876,176
BorgWarner, Inc.	33,800	1,857,310
TRW Automotive Holdings Corp.*	16,540	1,701,139
Lear Corp.	14,661	1,437,951
Autoliv, Inc.	13,283	1,409,592
Magna International, Inc.	12,040	1,308,628
Allison Transmission Holdings, Inc.	37,115	1,258,199
Visteon Corp.*	10,641	1,137,097
Dana Holding Corp.	46,080	1,001,779
Tenneco, Inc.*	17,210	974,258
American Axle & Manufacturing Holdings, Inc.*	30,030	678,378
Gentherm, Inc.*	15,815	579,145
Total Auto/Truck Parts & Equipments-Original		18,211,270
Transport-Rail - 16.4%
Union Pacific Corp.	44,712	5,326,540
CSX Corp.	85,250	3,088,607
Norfolk Southern Corp.	27,452	3,009,014
Kansas City Southern	15,607	1,904,522
Canadian Pacific Railway Ltd.	9,468	1,824,389
Canadian National Railway Co.	21,500	1,481,565
Genesee & Wyoming, Inc. — Class A*	12,766	1,147,919
Total Transport-Rail		17,782,556
Auto-Cars/Light Trucks - 15.1%
Ford Motor Co.	270,135	4,187,093
General Motors Co.	116,140	4,054,447
Tesla Motors, Inc.*	12,887	2,866,198
Kandi Technologies Group, Inc.*,1	114,100	1,598,541
Tata Motors Ltd. ADR	31,182	1,318,375
Toyota Motor Corp. ADR	9,790	1,228,449
Honda Motor Company Ltd. ADR	38,990	1,150,985
Total Auto-Cars/Light Trucks		16,404,088
Transport-Services - 9.1%
FedEx Corp.	20,320	3,528,772
CH Robinson Worldwide, Inc.	22,673	1,697,981
Expeditors International of Washington, Inc.	33,221	1,481,989
Ryder System, Inc.	12,391	1,150,504
XPO Logistics, Inc.*	20,600	842,128
Hub Group, Inc. — Class A*	16,580	631,366
UTI Worldwide, Inc.*	50,420	608,569
Total Transport-Services		9,941,309
Transport-Truck - 8.0%
J.B. Hunt Transport Services, Inc.	18,898	1,592,158
Old Dominion Freight Line, Inc.*	16,999	1,319,802
Swift Transportation Co. — Class A*	35,180	1,007,203
Landstar System, Inc.	12,548	910,106
Con-way, Inc.	18,142	892,224
Knight Transportation, Inc.	25,230	849,242
Heartland Express, Inc.	29,000	783,290
Werner Enterprises, Inc.	24,149	752,241
ArcBest Corp.	12,403	575,127
Total Transport-Truck		8,681,393
Transportation Services - 4.7%
United Parcel Service, Inc. — Class B	46,013	5,115,265
Rental Auto/Equipment - 3.1%
Hertz Global Holdings, Inc.*	74,488	1,857,731
Avis Budget Group, Inc.*	22,374	1,484,067
Total Rental Auto/Equipment		3,341,798
Rubber-Tires - 2.0%
Goodyear Tire & Rubber Co.	51,014	1,457,469
Cooper Tire & Rubber Co.	21,370	740,471
Total Rubber-Tires		2,197,940
Motorcycle/Motor Scooter - 1.8%
Harley-Davidson, Inc.	30,179	1,989,098
Commercial Services - 1.1%
Macquarie Infrastructure Company LLC	16,600	1,180,094
Electronic Components-Miscellaneous - 1.1%
Gentex Corp.	32,298	1,166,927
Transport-Marine - 1.0%
Kirby Corp.*	13,049	1,053,576
Building-Mobile Home/Manufactured House - 0.8%
Thor Industries, Inc.	15,945	890,847
Auto/Truck Parts & Equipments-Replacement - 0.6%
Dorman Products, Inc.*	13,590	655,989
Total Common Stocks
(Cost $76,821,678)		108,843,093

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	$1,044,318	$1,044,318
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	422,078	422,078
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	200,161	200,161
Total Securities Lending Collateral
(Cost $1,666,557)		1,666,557
Total Investments - 101.7%
(Cost $78,488,235)		$110,509,650
Other Assets & Liabilities, net - (1.7)%		(1,823,838)
Total Net Assets - 100.0%		$108,685,812

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.1%
Farmer Mac[1]
0.01% due 01/02/15	$100,000,000	$99,999,971
0.05% due 01/02/15	50,000,000	49,999,931
0.17% due 02/04/15	10,000,000	9,998,394
0.19% due 09/09/15	10,000,000	9,997,375
0.17% due 10/08/15	10,000,000	9,986,778
0.20% due 11/12/15	8,000,000	7,986,350
Total Farmer Mac		187,968,799
Federal Home Loan Banks[2]
0.17% due 07/22/15	10,000,000	10,000,000
0.19% due 01/06/15	10,000,000	9,999,997
0.12% due 07/17/15	10,000,000	9,997,706
0.15% due 10/05/07	3,000,000	2,996,538
Total Federal Home Loan Banks		32,994,241
Freddie Mac[2]
0.10% due 02/10/15	10,000,000	9,998,945
0.10% due 02/11/15	10,000,000	9,998,861
0.14% due 10/01/07	10,000,000	9,989,383
Total Freddie Mac		29,987,189
Federal Farm Credit Bank[1]
0.13% due 06/17/15	10,000,000	9,999,999
0.14% due 09/28/15	10,000,000	9,989,500
Total Federal Farm Credit Bank		19,989,499
Total Federal Agency Discount Notes
(Cost $270,939,728)		270,939,728

FEDERAL AGENCY NOTES†† - 4.0%
Federal Home Loan Banks[2]
0.30% due 12/30/15	20,000,000	20,000,000
Federal Farm Credit Bank[1]
0.19% due 10/01/15	10,000,000	10,000,000
Total Federal Agency Notes
(Cost $30,000,000)		30,000,000

COMMERCIAL PAPER†† - 17.3%
Sheffield Receivables Cor
0.24% due 01/23/15[3]	15,000,000	14,997,800
Coca-Cola Co.
0.20% due 02/05/15[3]	15,000,000	14,997,083
Prudential PLC
0.16% due 02/17/15[3]	15,000,000	14,996,867
American Honda Finance Corp.
0.14% due 03/25/15	15,000,000	14,995,158
Societe Generale North America, Inc.
0.37% due 02/02/15	15,000,000	14,995,085
Toyota Motor Credit Corp.
0.20% due 03/11/15	15,000,000	14,994,250
UBS Finance Delaware LLC
0.27% due 04/17/15	15,000,000	14,988,075
Nestle Capital Corp.
0.20% due 07/13/15	15,000,000	14,983,917
ING US Funding LLC
0.30% due 02/11/15	10,000,000	9,996,583
Total Commercial Paper
(Cost $129,944,818)		129,944,818

INDIVIDUAL REPURCHASE AGREEMENT†† - 44.7%
UMB Financial Corp. Issued 12/31/14 at 1.38%-3.25% due 01/02/15 to be repurchased at $149,851,355 secured by: U.S. Treasury Notes, 0.01% 11/30/15 - 12/31/16 with a par value of $147,231,700 and fair value of $152,848,443	$149,851,356	149,851,356
JOINT REPURCHASE AGREEMENTS[4]
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	120,730,708	120,730,708
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	65,223,903	65,223,903
Total Repurchase Agreements
(Cost $335,805,967)		335,805,967
Total Investments - 102.1%
(Cost $766,690,513)		$766,690,513
Other Assets & Liabilities, net - (2.1)%		(15,733,610)
Total Net Assets - 100.0%		$750,956,903

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $44,991,750 (cost $44,991,750), or 6.0% of total net assets.
[4]	Repurchase Agreements — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9%
Electric-Integrated - 66.4%
Duke Energy Corp.	50,278	$4,200,223
Dominion Resources, Inc.	48,131	3,701,274
NextEra Energy, Inc.	34,740	3,692,515
Southern Co.	72,890	3,579,628
Exelon Corp.	83,408	3,092,769
American Electric Power Company, Inc.	49,129	2,983,113
PPL Corp.	74,775	2,716,576
PG&E Corp.	50,972	2,713,749
Edison International	38,223	2,502,842
Public Service Enterprise Group, Inc.	59,599	2,467,995
Consolidated Edison, Inc.	35,842	2,365,930
Xcel Energy, Inc.	65,082	2,337,745
Northeast Utilities	41,898	2,242,381
FirstEnergy Corp.	57,012	2,222,898
Entergy Corp.	24,481	2,141,598
DTE Energy Co.	24,586	2,123,493
Wisconsin Energy Corp.	35,504	1,872,481
Ameren Corp.	40,206	1,854,703
CMS Energy Corp.	48,594	1,688,642
SCANA Corp.	26,274	1,586,950
Pinnacle West Capital Corp.	22,021	1,504,255
Alliant Energy Corp.	22,346	1,484,221
OGE Energy Corp.	41,516	1,472,988
Pepco Holdings, Inc.	51,679	1,391,715
Integrys Energy Group, Inc.	17,201	1,339,098
Westar Energy, Inc.	30,627	1,263,057
TECO Energy, Inc.	59,343	1,215,938
MDU Resources Group, Inc.	50,149	1,178,502
Great Plains Energy, Inc.	40,691	1,156,031
Hawaiian Electric Industries, Inc.	29,751	996,063
IDACORP, Inc.	14,882	985,040
Cleco Corp.	17,636	961,867
Korea Electric Power Corp. ADR	47,600	921,536
Portland General Electric Co.	24,063	910,303
NorthWestern Corp.	15,652	885,590
UIL Holdings Corp.	19,703	857,869
ALLETE, Inc.	15,505	854,946
PNM Resources, Inc.	28,637	848,514
Black Hills Corp.	15,978	847,473
Avista Corp.	23,019	813,722
El Paso Electric Co.	17,340	694,640
Total Electric-Integrated		74,670,873
Gas-Distribution - 19.0%
Sempra Energy	25,927	2,887,231
NiSource, Inc.	48,200	2,044,644
CenterPoint Energy, Inc.	75,165	1,761,116
AGL Resources, Inc.	25,994	1,416,933
UGI Corp.	36,888	1,401,006
National Fuel Gas Co.	18,947	1,317,385
Atmos Energy Corp.	22,999	1,281,964
Questar Corp.	45,217	1,143,086
Vectren Corp.	23,187	1,071,935
National Grid plc ADR	14,490	1,023,863
Piedmont Natural Gas Company, Inc.	23,705	934,214
Southwest Gas Corp.	15,090	932,713
WGL Holdings, Inc.	16,568	904,944
New Jersey Resources Corp.	14,359	878,771
Laclede Group, Inc.	15,539	826,675
ONE Gas, Inc.	19,017	783,881
South Jersey Industries, Inc.	12,810	754,893
Total Gas-Distribution		21,365,254
Independent Power Producer - 5.7%
NRG Energy, Inc.	62,131	1,674,431
Calpine Corp.*	74,493	1,648,530
NRG Yield, Inc. — Class A	22,650	1,067,721
Dynegy, Inc.*	35,075	1,064,526
Abengoa Yield plc	36,400	994,448
Total Independent Power Producer		6,449,656
Water - 3.5%
American Water Works Company, Inc.	31,397	1,673,460
Aqua America, Inc.	44,596	1,190,713
Cia de Saneamento Basico do Estado de Sao Paulo ADR	162,535	1,022,345
Total Water		3,886,518
Electric-Generation - 1.6%
AES Corp.	128,554	1,770,189
Energy-Alternate Sources - 1.5%
TerraForm Power, Inc. — Class A	32,100	991,248
Pattern Energy Group, Inc.	26,740	659,408
Total Energy-Alternate Sources		1,650,656
Electric-Transmission - 1.2%
ITC Holdings Corp.	33,375	1,349,351
Total Common Stocks
(Cost $92,150,306)		111,142,497
Total Investments - 98.9%
(Cost $92,150,306)		$111,142,497
Other Assets & Liabilities, net - 1.1%		1,236,081
Total Net Assets - 100.0%		$112,378,578

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt
plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
MUTUAL FUNDS† - 52.4%
Guggenheim Strategy Fund II1	47,179	$1,172,408
Guggenheim Strategy Fund I1	46,710	1,160,284
Total Mutual Funds
(Cost $2,338,753)		2,332,692

	Face Amount
REPURCHASE AGREEMENTS††,2 - 46.7%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$1,349,549	1,349,549
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	729,085	729,085
Total Repurchase Agreements
(Cost $2,078,634)		2,078,634
Total Investments - 99.1%
(Cost $4,417,387)		$4,411,326
Other Assets & Liabilities, net - 0.9%		40,093
Total Net Assets - 100.0%		$4,451,419

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $6,887,500)	76	$(95,742)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International February 2015 U.S. Dollar Index Swap, Terminating 02/26/15[3] (Notional Value $2,041,492)	22,593	$(17,724)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.  The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These schedules of investments are based on the December 31, 2014, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Banking Fund	$31,485,165	$–	$–	$–	$–	$31,485,165
Basic Materials Fund	63,820,086	–	914,691	–	–	64,734,777
Biotechnology Fund	525,959,850	–	88,445,634	–	21,096	614,426,580
Consumer Products Fund	325,180,847	–	11,062,020	–	–	336,242,867
Electronics Fund	32,995,015	–	2,099,104	–	–	35,094,119
Emerging Markets 2x Strategy Fund	2,609,993	–	730,396	352,277	–	3,692,666
Emerging Markets Bond Strategy Fund	48,874	386	166,565	–	–	215,825
Energy Fund	36,967,589	–	1,020,032	–	–	37,987,621
Energy Services Fund	25,682,948	–	1,140,004	–	–	26,822,952
Europe 1.25x Strategy Fund	14,676,336	–	2,161,014	14,662	–	16,852,012
Event Driven and Distressed Strategies Fund	7,116,202	–	1,079,476	28,585	–	8,224,263
Financial Services Fund	61,761,148	–	117,818	–	–	61,878,966
Government Long Bond 1.2x Strategy Fund	22,056,713	3,866,055	189,421,994	–	–	215,344,762
Health Care Fund	229,440,597	–	2,956,510	–	–	232,397,107
High Yield Strategy Fund	43,316,791	242,934	73,224,683	–	–	116,784,408
Internet Fund	16,206,227	–	383,700	–	–	16,589,927
Inverse Emerging Markets 2x Strategy Fund	–	57,696	69,462,385	783,945	–	70,304,026
Inverse Government Long Bond Strategy Fund	73,390,344	–	211,757,107	–	–	285,147,451
Inverse High Yield Strategy Fund	3,632,918	34,529	4,581,205	37,525	–	8,286,177
Inverse Mid-Cap Strategy Fund	703,391	–	2,215,886	28,340	–	2,947,617
Inverse NASDAQ-100® Strategy Fund	1,912,482	–	4,954,135	144,568	–	7,011,185
Inverse Russell 2000® Strategy Fund	2,432,037	365	6,591,300	105,651	–	9,129,353
Inverse S&P 500® Strategy Fund	18,431,813	–	43,711,841	771,895	–	62,915,549
Japan 2x Strategy Fund	1,304,206	351,170	3,361,745	–	–	5,017,121
Leisure Fund	49,573,650	–	104,000	–	–	49,677,650
Long Short Equity Fund	41,597,843	–	3,884,224	–	–	45,482,067
Mid-Cap 1.5x Strategy Fund	19,898,720	26,273	48,483,077	–	–	68,408,070
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	132,049,865	–	10,912,944	–	–	142,962,809
NASDAQ-100® Fund	849,355,857	155,123	30,684,000	–	–	880,194,980
Nova Fund	140,278,863	293,010	15,420,262	–	–	155,992,135
Precious Metals Fund	42,510,419	–	3,923,754	–	–	46,434,173
Real Estate Fund	43,778,538	–	141,756	–	–	43,920,294
Retailing Fund	39,805,777	–	906,338	–	–	40,712,115
Russell 2000® 1.5x Strategy Fund	15,122,712	34,350	16,092,219	–	1,777	31,251,058
Russell 2000® Fund	21,193,086	–	5,138,458	–	3,963	26,335,507
S&P 500® Fund	330,795,951	445,327	10,132,579	–	–	341,373,857
S&P 500® Pure Growth Fund	170,840,149	–	1,430,743	–	–	172,270,892
S&P 500® Pure Value Fund	140,964,328	–	4,356,565	–	–	145,320,893
S&P MidCap 400® Pure Growth Fund	198,038,789	–	4,427,512	–	–	202,466,301
S&P MidCap 400® Pure Value Fund	14,553,799	–	594,485	–	–	15,148,284
S&P SmallCap 600® Pure Growth Fund	35,600,867	–	768,490	–	–	36,369,357
S&P SmallCap 600® Pure Value Fund	16,424,845	–	458,550	–	–	16,883,395
Strengthening Dollar 2x Strategy Fund	50,010,144	4,042,783	58,901,192	954,211	–	113,908,330
Technology Fund	47,033,589	–	1,290,337	–	–	48,323,926
Telecommunications Fund	2,355,195	–	–	–	4,657	2,359,852
Transportation Fund	108,843,093	–	1,666,557	–	–	110,509,650
U.S. Government Money Market Fund	–	–	666,690,542	–	–	666,690,542
Utilities Fund	111,142,497	–	–	–	–	111,142,497
Weakening Dollar 2x Strategy Fund	2,332,692	–	2,078,634	–	–	4,411,326

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Liabilities
Emerging Markets 2x Strategy Fund	$–	$1	$–	$–	$–	$1
Emerging Markets Bond Strategy Fund	–	–	448,500	–	–	448,500
Event Driven and Distressed Strategies Fund	–	4,608	7,004,593	–	–	7,009,201
Europe 1.25x Strategy Fund	–	104,301	–	–	–	104,301
High Yield Strategy Fund	–	–	85,806,267	–	–	85,806,267
Inverse Government Long Bond Strategy Fund	–	1,565,344	94,771,868	–	–	96,337,212
Inverse NASDAQ-100® Strategy Fund	–	656	–	–	–	656
Inverse S&P 500® Strategy Fund	–	646,890	–	–	–	646,890
Japan 2x Strategy Fund	–	24,041	–	–	–	24,041
Long Short Equity Fund	12,038,203	11,556	–	–	–	12,049,759
Mid-Cap 1.5x Strategy Fund	–	–	–	102,049	–	102,049
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	–	20,545	–	3,973,020	–	3,993,565
NASDAQ-100® Fund	–	–	–	2,693,188	–	2,693,188
Nova Fund	–	–	–	2,191,203	–	2,191,203
Russell 2000® 1.5x Strategy Fund	–	–	–	183,357	–	183,357
Russell 2000® Fund	–	57,172	–	177,442	–	234,614
S&P 500® Fund	–	–	–	566,185	–	566,185
Weakening Dollar 2x Strategy Fund	–	95,742	–	17,724	–	113,466

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
For the period ended December 31, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 01/02/15	$452,412,764	$452,413,267	02/15/26 - 11/15/42	$944,521,100	$461,461,094

RBC Capital Markets			U.S. TIP Note
0.03%			0.63%
Due 01/02/15	244,412,764	244,413,171	07/15/21	232,332,200	249,301,020

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$27,505	$28,975
S&P 500® Fund	125,470	132,925
NASDAQ-100® Fund	1,930,946	1,976,213
Mid-Cap 1.5x Strategy Fund	858,597	881,943
Russell 2000® 1.5x Strategy Fund	21,190	22,914
Russell 2000® Fund	130,878	138,771
S&P 500® Pure Value Fund	3,175,941	3,343,400
S&P MidCap 400® Pure Growth Fund	3,552,640	3,640,000
S&P MidCap 400® Pure Value Fund	393,453	418,275
S&P SmallCap 600® Pure Growth Fund	505,768	534,800
S&P SmallCap 600® Pure Value Fund	312,913	330,375
Long Short Equity Fund	983,671	1,019,808
Basic Materials Fund	885,459	917,075
Biotechnology Fund	85,864,767	88,676,143
Consumer Products Fund	10,602,821	11,090,850
Electronics Fund	2,030,577	2,104,575
Energy Fund	981,696	1,022,690
Energy Services Fund	1,086,450	1,142,975
Financial Services Fund	118,125	118,125	*
Health Care Fund	2,847,518	2,964,215
Internet Fund	374,944	384,700
Leisure Fund	98,086	104,272
Precious Metals Fund	3,635,384	3,933,980
Real Estate Fund	137,109	142,125
Retailing Fund	890,051	908,700
Technology Fund	1,259,710	1,293,700
Transportation Fund	1,580,328	1,670,900

*	Subsequent to December 31, 2014, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.06%			0.00%
Due 01/02/15	$80,590,020	$80,590,154	11/15/19 - 07/15/37	$81,979,335	$53,364,032
			Federal Farm Credit Bank
			0.34% - 2.22%
			01/14/16 - 01/17/23	28,911,797	28,848,457
BNP Paribas Securities Corp.			U.S. Treasury Note
0.06%			1.25%
Due 01/02/15	32,571,800	32,571,845	04/30/19	33,594,910	33,227,259

Barclays Capital, Inc.			U.S. Treasury Note
0.05%			1.63%
Due 01/02/15	15,446,421	15,446,442	12/31/19	15,801,713	15,757,278

There is also $335,182 in segregated cash held as collateral.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund Name	Index Exposure	Liquidity	Leverage
Emerging Markets 2x Strategy Fund	x	x	-
Emerging Markets Bond Strategy Fund	x	x	x
Europe 1.25x Strategy Fund	x	x	x
Event Driven and Distressed Strategies Fund	x	x	-
Government Long Bond 1.2x Strategy Fund	x	x	x
High Yield Strategy Fund	x	x	-
Inverse Emerging Markets 2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	-
Inverse High Yield Strategy Fund	x	x	-
Inverse Mid-Cap Strategy Fund	x	x	-
Inverse NASDAQ-100® Strategy Fund	x	x	-
Inverse Russell 2000® Strategy Fund	x	x	-
Inverse S&P 500 Strategy Fund	x	x	-
Japan 2x Strategy Fund	x	x	x
Long Short Equity Fund	-	x	-
Mid-Cap 1.5x Strategy Fund	x	x	x
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	x	x	-
NASDAQ-100® Fund	x	x	-
Nova Fund	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x
Russell 2000® Fund	x	x	-
S&P 500 Fund	x	x	-
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

7. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

Transactions during the period ended December 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

Insert Table

8. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Event Driven and Distressed Strategies Fund and High Yield Strategy Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the Event Driven and Distressed Strategies Fund and the High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2014.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 25, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.